UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22743

Blackstone Alternative Investment Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

28th Floor

New York, NY 10154

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Investment Advisors LLC

345 Park Avenue

28th Floor

New York, NY 10154

(Name and Address of Agent for Service)

With a copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Date of fiscal year end: March 31

Date of reporting period: March 31, 2018

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached hereto.

Blackstone

Blackstone Alternative Multi-Strategy Fund

a series of Blackstone Alternative Investment Funds

Annual Report For the Year Ended March 31, 2018

All investors should consider the investment objectives, risks, charges and expenses of Blackstone Alternative Multi-Strategy Fund (the “Fund”) carefully before investing. The prospectus and, if available, the summary prospectus contain this and other information about the Fund. You can obtain a prospectus and a summary prospectus from the Fund’s website (www.bxmix.com). All investors are urged to carefully read the prospectus and summary prospectus in their entirety before investing. Interests in the Fund are offered through Blackstone Advisory Partners L.P., a member of FINRA and an affiliate of Blackstone Alternative Investment Advisors LLC.

Important Risks: An investment in the Fund should be considered a speculative investment that entails substantial risks; you may lose part or all of your investment or your investment may not perform as well as other investments. The Fund’s investments involve special risks including, but not limited to, loss of all or a significant portion of the investment due to leveraging, short-selling, or other speculative practices, lack of liquidity and volatility of returns. The following is a summary description of certain additional principal risks of investing in the Fund:

Allocation Risk - Blackstone’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, sub-adviser or security may be incorrect and this may have a negative impact upon performance. Debt Securities Risk - investments in debt securities, such as bonds and certain asset-backed securities involve certain risks which may cause the securities to lose value, including credit risk, extension risk, interest rate risk, prepayment risk, and variable and floating rate instrument risk. Derivatives Risk - the use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives can be volatile and illiquid, can be subject to counterparty credit risk, and may entail investment exposure greater than their notional amount. Distressed Securities Risk - investments in securities of business enterprises involved in workouts, liquidations, reorganizations, bankruptcies and similar situations involve a high degree of risk of loss since there is typically substantial uncertainty concerning the outcome of such situations. Equity Securities Risk - there is a risk of loss associated with price fluctuations of equity and preferred securities which change based on a company’s financial condition and overall market and economic environment. Event-Driven Trading Risk - involves the risk that the specific event identified may not occur as anticipated and that this may have a negative impact upon the market price of the securities involved. Foreign Investments/Emerging Markets Risk - involves special risks caused by foreign political, social and economic factors, including exposure to currency fluctuations, less liquidity, less developed and less efficient trading markets, political instability and less developed legal and auditing standards. High Portfolio Turnover Risk - active trading of securities can increase transaction costs (thus lowering performance) and taxable distributions. Model and Technology Risk - involves the risk that model-based strategies, data gathering systems, order execution and trade allocation systems and risk management systems may not be successful on an ongoing basis or could contains errors, omissions, imperfections or malfunctions. Multi-Manager Risk - managers may make investment decisions which conflict with each other and as a result, the Fund could incur transaction costs without accomplishing any net investment result.

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Dear Blackstone Investor,

We are pleased to present this annual shareholder report for Blackstone Alternative Investment Funds (“BAIF”) and its series, Blackstone Alternative Multi-Strategy Fund (the “Fund”). This report includes portfolio commentary, a listing of the Fund’s investments and the Fund’s audited financial statements. Audited financial statements for the Fund cover the period from April 1, 2017 to March 31, 2018 (the “Reporting Period”).

The Fund’s investment objective is to seek capital appreciation. The Fund seeks this objective by allocating its assets among a variety of nontraditional, or “alternative,” investment strategies. Blackstone Alternative Investment Advisors LLC (the “Investment Adviser” or “BAIA”) determines the allocations of the Fund’s assets and allocates a majority of the Fund’s assets among investment sub-advisers with experience managing alternative investment strategies and among investment funds. Each discretionary sub-adviser is responsible for the day-to-day management of the Fund’s assets that the Investment Adviser allocates to it. Subject to oversight by the Board of Trustees, the Investment Adviser is responsible for making recommendations with respect to hiring, terminating and/or replacing the Fund’s investment sub-advisers, and it may also manage a portion of the Fund’s assets directly and, from time to time, may instruct Sub-Advisers with respect to particular investments1. In pursuing the Fund’s investment objective, the Fund seeks to maintain an investment portfolio with, on average, lower volatility relative to the broader equity markets.

Fund Performance2

The Reporting Period was comprised of three quarters with very low volatility in capital markets and a final quarter punctuated by sharply elevated volatility. The Fund weathered the turbulence, mitigating investor exposure to sharp market pullbacks, and, on the year, provided investors with positive returns in accord with its objective of capital appreciation. As we look ahead to the next 12 months, we intend to continue leveraging our due diligence, risk management, and investment expertise, accumulated over our 28 years’ experience in hedge fund investing, to identify attractive alternative investment strategies and investment sub-advisers that we believe may advance the Fund in its objective.

None of the indices presented herein are benchmarks or targets for the Fund.

[1]	BAIA manages a portion of the Fund’s assets directly. Such investments presently include allocations to BAIA’s systematic risk premia trading strategy, a short-only fundamental equity strategy (advised by Gracian Capital on a non-discretionary basis), and funds managed by Glenview Capital Management LLC, and may include other opportunistic trades in the future. BAIA’s fees on directly managed assets are not reduced by a payment to a sub-adviser.

[2]	The volatility of the indices presented may be materially different from that of the performance of the Fund. In addition, the indices employ different investment guidelines and criteria than the Fund; as a result, the holdings in the Fund may differ significantly from the securities that comprise the indices. The performance of the indices has not been selected to represent an appropriate benchmark to compare to the performance of the Fund, but rather is disclosed to allow for comparison of the Fund’s performance to that of well-known and widely recognized indices. A summary of the investment guidelines for the indices presented are available upon request. In the case of equity indices, performance of the indices reflects the reinvestment of dividends.

During the Reporting Period, the Fund generated a cumulative return, net of fees and expenses, of 3.06%3 and realized a volatility of 2.35%4 with a Sharpe ratio5 of 0.87. Over the same period, the HFRX Global Hedge Fund Index, a measure of hedge fund performance, returned 3.20%; the MSCI World Total Return Index, a measure of global equity market performance, returned 14.20%; the S&P 500 Index, a measure of U.S. equity market performance, returned 13.99%; and the Bloomberg Barclays Global Aggregate Bond Index, a measure of investment grade bond performance, returned 6.97%.

Portfolio Managers

In keeping with its historical approach to team-based portfolio management, the Investment Adviser has designated each of the members of the BAIA Investment Committee as a portfolio manager of the Fund. Effective March 31, 2018, the list of portfolio managers is as follows:

•	Gideon Berger
•	Min Htoo[6]
•	Robert Jordan
•	David Mehenny
•	Ian Morris
•	Alberto Santulin
•	Stephen Sullens

Market and Portfolio Commentary

The fiscal year ended March 31, 2018 began with a steady continuation of the market rally that followed President Donald Trump’s entrance into the White House, leading many—including us—to wonder when the party would end. For ten months of the Reporting Period, a number of geopolitical events failed to stall the market’s upward plod: the GOP failed to unwind Obamacare with even a ‘skinny’ repeal, a bad hurricane season wrought tragic destruction upon Puerto Rico and the Gulf Coast, and North Korea tested record numbers of missiles, to name just a few. Yet the equity market climbed higher, albeit with notable dispersion among sectors—consider, for instance, the rally among financial stocks in June as big tech names sank during the so-called ‘tech tantrum’.

For months, historically high stock prices relative to fundamentals (i.e., earnings) suggested the potential for a market correction. Indeed, despite earnings growth over the course of the year, the Cyclically Adjusted Price to Earnings or “CAPE” ratio—a metric designed to enable comparison of market valuations across economic cycles—by January had swollen to over 33x, a multiple topped only in the lead-up to the Dot Com Bubble7. Around the same time, net margin debt as a percentage of the total value of the New York Stock Exchange (“NYSE”) surpassed its peak also hit in the buildup to the Dot Com Bubble8.

[3]	Performance is shown net of the Gross Expense Ratio less waived expenses for Class I shares. Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance data above. There can be no assurance that the Fund will achieve its goals or avoid losses.

[4]	“Volatility” refers to the standard deviation of returns. Standard deviation is a measure of how spread out a set of data is from its mean.

[5]	“Sharpe ratio” is a measure of a fund’s risk-adjusted returns.

[6]	Min Htoo joined as a portfolio manager in July of 2017.

[7]	CAPE Ratio Data. Professor Robert Schiller, Yale University, Department of Economics. February 28, 2018.

[8]	Wall Street Journal, “Investors’ Zeal to Buy Stocks With Debt Leaves Markets Vulnerable”. February 25, 2018.

In February, equities’ calm climb came to an abrupt halt: the S&P 500 ended twelve of February’s nineteen trading days with a move of over 1% in either direction. Three of those days ended down in excess of 2%, and by the end of the month’s first week of trading, the index entered “market correction” territory with an overall pullback of over 10% from its January 26th peak. Equity market volatility (as measured by the so-called “Fear Gauge”, the CBOE Volatility Index) spiked to a level last seen in November 2011 as a broad selloff in stocks reversed the positive momentum of much of the year to that point. As stocks dropped, investors who had piled into equities on margin—funds borrowed against securities posted as collateral—were forced to deleverage, i.e. sell holdings to meet margin calls, thereby amplifying the market rout.

February’s equity market turbulence serves as a good case study as to the potential benefits of a multialternative portfolio diversifier in times of elevated volatility. Across three days in the first half of February with drawdowns greater than 1%, the S&P 500 Index plummeted 9.64%, and the MSCI World Index plunged 7.45%. The Fund, meanwhile, dropped just 1.21% as positive performance from certain of the Fund’s Credit and Multi-Asset exposures offset declines in equities9. Looking at the Reporting Period as a whole, there were 14 trading days on which the S&P 500 Index dropped 1% or more in a single day. Over the same period, this happened to the MSCI World Index 10 times. As for the Fund? Not once10. In fact, the Fund has been down 1% or more just once since inception—as compared to 79 times for the S&P 500 Index and 61 times for the MSCI World Index11. The Fund’s inherent diversification has helped to mitigate volatility and weather drawdowns in equity markets both this Reporting Period and since inception. However, because of the broadly diversified and low beta nature of the portfolio, the Fund is not expected to participate, and historically has not participated, in the full upside of broader equity markets.

Over the Reporting Period, the Fund’s Equity strategies contributed positively to performance, propelled both by alpha opportunities created by the year’s political uncertainties and developments as well as by factor positioning—especially momentum, a factor premised upon the tendency for assets’ relative performance to continue for a certain period of time, as equities climbed ever higher over the first ten months. Market hedges, however, dampened the overall positive performance: sub-advisers’ pursuit of delivering alpha while neutralizing beta was hindered by the persistent rise in equity markets. This year underscored the value of Equity Market Neutral sub-strategies in particular. The Fund’s exposure to these sub-strategies resulted in strong, uncorrelated performance throughout the Reporting Period even during the recent equity market drawdown. Equity Long/Short sub-strategies, meanwhile, ultimately detracted despite positive performance over much of the period until the market correction of early 2018. Broad exposure to healthcare, notably managed care, produced positive returns early in the Reporting Period, as did exposure to the financial sector, which benefitted from a favorable regulatory outlook. Later, however, tech exposure faltered, as did exposure to certain healthcare sub-sectors and financials, due, in large part, to disappointing earnings or macroeconomic news. Still, these sub-strategies’ low beta to equities proved beneficial, as short exposures implemented directly by BAIA helped the Fund to preserve capital amidst the market’s broader move lower in February and March12.

Credit strategies contributed the most to the Fund’s positive returns over the Reporting Period, with all sub-strategies generating gains on the year. Fixed Income—Asset Backed sub-strategies were the highest-performing ones in this part of the portfolio, benefitting in large part from positive carry and appreciation of

[9]	Based on performance on 2/2/18, 2/5/18 and 2/8/18. The average daily return for BXMIX on the three best MSCI World TR Index trading days over the same period was 0.13%, while the average return of the MSCI World TR Index on those days was 1.23% and the average return of the S&P 500 TR Index on those days was 1.33%.

[10]	From 4/11/17 to 3/31/18, on days that the S&P 500 TR was up, the average daily returns for the S&P 500 TR, MSCI World TR and BXMIX were 0.43%, 0.34% and 0.05%, respectively.

[11]	From 6/16/14 to 3/31/18, on days that the S&P 500 TR was up, the average daily returns for the S&P 500 TR, MSCI World TR and BXMIX were 0.55%, 0.43% and 0.08%, respectively. Over the same period, on the 10 best S&P 500 TR trading days, the average daily returns for the S&P 500 TR, MSCI World TR and BXMIX were 2.52%, 1.69% and 0.46%, respectively.

[12]	BAIA is technically classified with Multi-Asset strategies, but the exposures mentioned here are relevant to equity strategies.

government-sponsored enterprise (“GSE”) credit risk transfer (“CRT”) bonds. CRT bonds are U.S. residential mortgage debentures—unsecured GSE obligations originating from a regulator mandate in the wake of the Great Financial Crisis that Fannie Mae and Freddie Mac sell off credit risk to the private sector. This exposure has performed well over the past year, as steadily growing track-records of payment and new ratings by the National Association of Insurance Commissioners (“NAIC”) increased the market’s estimation of such securities’ creditworthiness, and accordingly, their value.

During the Reporting Period, Multi-Asset strategies also collectively posted gains, driven by Multi-Strategy sub-strategies. Uncorrelated returns this year largely derived from idiosyncratic European and emerging markets exposures, along with certain quantitative exposures. Early in the Reporting Period, as Emmanuel Macron’s party secured a majority in the French parliament, Multi-Strategy exposures to European equity markets rallied. Later, as tensions between North Korea and the United States intensified over the summer and fall, exposure to safe-haven assets, such as gold, gained in value. Towards the end of the calendar year, exposure to long-dated sovereign debt in the United States and Europe within Systematic Diversified sub-strategies contributed to performance. Meanwhile, a sharp factor reversal late in the year dampened gains: Momentum (which we mentioned earlier) gave up gains, and value—a factor defined by systematic comparison of some measure of an asset’s fundamental value to its price—outperformed. This factor performance dispersion, we believe, was driven by a material tax differential between the underlying indices in light of November’s tax reform legislation. (The weighted-average effective tax rate for companies within the value index was 26% as compared to 17% for momentum). Additionally, in the first few months of 2018, Risk Premia and Systematic Trend Following strategies detracted from performance in this part of the portfolio. Some of these strategies’ trading models take shorter-term views, accounting more significantly for recent market moves in their positioning; most, however, are built around medium-to-long-term trends, meaning that they aim to capture more persistent risk premia over longer time frames. Accordingly, these models are less likely to adapt to short-term swings in market factors, and at certain moments in the Reporting Period like November or February, when longer-term trends reversed suddenly, these models did not dramatically adjust positioning; hence, they experienced losses at those times. But as long-term investors, we retain our conviction in Risk Premia and other systematic strategies. We believe that the diversification benefits and potential to harvest differentiated sources of return over time outweigh the month-to-month fluctuations that may at times detract from performance.

During the Reporting Period, the Investment Advisor added seven new sub-advisers to the Fund: Cerebellum GP LLC (doing business as Cerebellum Capital) (Equity Hedge strategy), Endeavour Capital Advisors Inc. (Equity Hedge strategy), Gracian Capital LLC (Equity Hedge strategy13), GSA Capital Partners LLP (Macro strategy), H2O AM LLP (Macro strategy), Magnetar Asset Management LLC (Event-Driven strategy), and NWI Management, L.P. (Macro strategy). Also during the Reporting Period, the Investment Adviser terminated three sub-advisers to the Fund: Chatham Asset Management, LLC (Relative Value strategy), FT AlphaParity, LLC (Macro strategy), and GS Investment Strategies, LLC (Equity Hedge strategy). Sub-adviser additions and terminations are normal events in the Investment Adviser’s investment process and result from our dynamic top-down evaluation of the opportunity set for hedge fund strategies as well as the bottom-up evaluation of a manager’s ability to deliver alpha in a given environment. When done well, value may be generated by making the right top-down calls on which asset classes are attractive in a given environment and increasing the Fund’s exposure to those asset classes. For more information on the Fund’s sub-advisers, please refer to their profiles available on the Fund’s website.

Looking forward to the remainder of 2018 and into 2019, we anticipate continued volatility and further dispersion among stocks, sectors, and geographies—together, conditions that furnish active managers with potential opportunities to pick winners and losers and thereby generate alpha. The market correction in February and continued slump through March may portend additional downside volatility this year; after all, the CAPE ratio remains historically high at 31.2x even after equities’ recent pullback. Still, the tax cuts and Jobs Act, signed by President Trump in December and the favorable regulatory environment may stimulate earnings growth that could help bring fundamentals into closer alignment with valuations. Whether through

[13]	Gracian Capital, LLC serves as a non-discretionary sub-adviser, advising the Investment Advisor with a short-only fundamental equity strategy on a non-discretionary basis.

corporate earnings growth or by market moves to the downside, we would expect the CAPE to revert to the mean. (Since 1881, the average CAPE ratio is 16.9x; since the December 1999 peak before the Dot Com Bubble, the average is 25.3x). In either event, we believe that skilled active managers are well positioned to take advantage of what the coming year may bring in equity markets, whether by picking winning companies poised for earnings growth or by determining losing companies most susceptible to downside risk.

Turning to fixed income, the rising rate environment portends challenges ahead: when rates rise, prices fall on fixed rate bonds as investors favor new supply with a higher yield. Additionally, borrower creditworthiness may also decrease in the face of higher interest rates as debt service increases and profitability comes under pressure. Together, these potential headwinds could reduce the value of many fixed income investments. If equity markets also face headwinds in the coming year, traditional equity-fixed income diversification techniques may fall short in protecting investor capital. This potential threat to investors’ portfolios suggests the importance of seeking new means of diversification—a gap that alternative investment strategies and nontraditional asset classes could fill. In our view, an actively-managed long/short investment approach, for instance, may reduce a portfolio’s reliance on the overall market’s direction. We also believe that floating rate instruments may weather a rising rate environment better than fixed rate debt. And we believe that diversifying, multi-asset strategies, such as Global Macro, may be well-positioned to navigate the challenges presented by increasing domestic inflation and divergent Central Bank policy around the world, while quantitative and risk premia-oriented strategies may provide additional differentiation and uncorrelated sources of return.

We maintain conviction in the expertise and opportunity sets for the Fund’s sub-advisory lineup; nonetheless, we continue to manage the portfolio dynamically—allocating to strategies that we deem attractive in the current market environment and reassessing those that face potential headwinds. It is impossible to predict with accuracy what the coming year holds in store, but we remain confident that investment strategies that are both diversified and hedged by nature could play an important role in the prudent investor’s portfolio by mitigating downside volatility and affording alpha generation potential.

We are grateful for your choosing to invest with us and for giving us the opportunity to serve you for years to come.

Sincerely,

•	Gideon Berger
•	Min Htoo
•	Robert Jordan
•	David Mehenny
•	Ian Morris
•	Alberto Santulin
•	Stephen Sullens

Performance Summary

Performance quoted represents past performance, which may be higher or lower than current performance. Past performance is not indicative of future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect taxes that an investor would pay on fund distributions or on the sale of fund shares. To obtain the most recent month-end performance, visit www.bxmix.com.

Value of a $10,000 Investment Since Inception at Net Asset Value*

None of the indices presented are benchmarks or targets for the Fund.

*	The line graph represents historical performance of a hypothetical investment of $10,000 from Inception (June 16, 2014) to March 31, 2018, assuming the reinvestment of distributions.

Cumulative Total Return

	For the Year Ended March 31, 2018	Since Inception (June 16, 2014)
Class I Shares (“BXMIX”)	3.06%	12.66%
HFRX Global Hedge Fund Index	3.20%	2.18%
MSCI World Total Return Index	14.20%	32.28%
Bloomberg Barclays Global Aggregate Bond Index	6.97%	3.91%

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information

March 31, 2018

Geographic Breakdown	Percentage of Total Net Assets
North America	66.6%
Asia	4.2
Europe	2.4
South America	0.8
Middle East	0.4
Africa	0.0 [1]
Oceania	0.0 [1]
Other [2]	16.4
Securities Sold Short	(24.3)
Other Assets and Liabilities [3]	33.5

Total	100.0%

[1]	Represents less than 0.1%.
[2]	Includes Sovereign Debt, Exchange-Traded Funds, Short-Term Investment—Money Market Funds and Purchased Options.
[3]	Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

Portfolio Composition	Percentage of Total Net Assets
Common Stock	28.7%
Mortgage-Backed Securities	24.8
Sovereign Debt	8.4
Short-Term Investment—Money Market Funds	5.8
Investments in Investee Funds	5.4
Asset-Backed Securities	5.1
Preferred Stock	3.5
Corporate Bonds & Notes	3.0
Exchange-Traded Funds	2.2
U.S. Treasury Obligations	2.0
Convertible Bonds	0.9
Bank Debt	0.5
U.S. Government Sponsored Agency Securities	0.5
Other [1]	0.0 [2]
Securities Sold Short	(24.3)
Other Assets and Liabilities [3]	33.5

Total	100.0%

[1]	Includes Purchased Options.
[2]	Represents less than 0.1%.
[3]	Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

Credit Quality Allocation[1]	Percentage of Total Investments in Securities
AAA/Aaa[2]	4.2%
AA/Aa	1.5
A	1.0
BBB/Baa	6.6
BB/Ba	5.6
B	8.2
CCC/Caa	0.5
CC/Ca	—
Not Rated	26.0
Other[3]	46.4

Total Investments in Securities	100.0%

[1]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investor Service (“Moody’s”) ratings.
[2]	Includes U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations which are deemed AAA/Aaa by the Investment Adviser.
[3]	Includes Common Stock, Exchange-Traded Funds, Investments in Investee Funds, Short-Term Investment—Money Market Funds and Purchased Options.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

March 31, 2018

Industry	Percentage of Total Net Assets
Financial Services	4.2%
Medical Equipment & Devices	3.4
Banking	3.2
Biotechnology & Pharmaceuticals	3.2
Health Care Facilities & Services	1.9
Retail—Discretionary	1.7
Semiconductors	1.7
Media	1.5
Gaming, Lodging & Restaurants	1.4
Software	1.2
Consumer Products	1.1
Oil, Gas & Coal	1.1
Hardware	1.0
Integrated Oils	0.9
Retail—Consumer Staples	0.8
Specialty Finance	0.7
Chemicals	0.5
Diversified Banks	0.5
Pharmaceuticals	0.5
Apparel & Textile Products	0.4
Real Estate	0.4
Electrical Equipment	0.3
Engineering & Construction Services	0.3
Technology Services	0.3
Utilities	0.3
Aerospace & Defense	0.2
Automotive	0.2
Consumer Services	0.2
Containers & Packaging	0.2
Insurance	0.2
Machinery	0.2
Passenger Transportation	0.2
Retail—Consumer Discretionary	0.2
Telecommunications	0.2
Transportation & Logistics	0.2
Transportation Equipment	0.2
Wireless Telecommunications Services	0.2
Casinos & Gaming	0.1
Commercial Finance	0.1
Design, Manufacturing & Distribution	0.1
Distributors—Consumer Staples	0.1
Exploration & Production	0.1
Home & Office Products	0.1
Industrial Services	0.1
Leisure Products	0.1
Machinery Manufacturing	0.1

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

March 31, 2018

Industry	Percentage of Total Net Assets
Medical Equipment & Devices Manufacturing	0.1%
Metals & Mining	0.1
Oil & Gas Services & Equipment	0.1
Pipeline	0.1
Property & Casualty Insurance	0.1
Recreation Facilities & Services	0.1
Software & Services	0.1
Waste & Environmental Services & Equipment	0.1
Advertising & Marketing	0.0	[1]
Asset Management	0.0	[1]
Banks	0.0	[1]
Coal Operations	0.0	[1]
Commercial Services	0.0	[1]
Construction Materials	0.0	[1]
Consumer Finance	0.0	[1]
Distributors—Discretionary	0.0	[1]
Food & Beverage	0.0	[1]
Forest & Paper Products	0.0	[1]
Industrial Other	0.0	[1]
Institutional Financial Services	0.0	[1]
Internet Media	0.0	[1]
Iron & Steel	0.0	[1]
Manufactured Goods	0.0	[1]
Publishing & Broadcasting	0.0	[1]
Refining & Marketing	0.0	[1]
Renewable Energy	0.0	[1]
Supermarkets & Pharmacies	0.0	[1]
Travel & Lodging	0.0	[1]
Wireline Telecommunication Services	0.0	[1]
Other[2]	54.2
Securities Sold Short	(24.3)
Other Assets and Liabilities[3]	33.5

Total Investments	100.0%

[1]	Represents less than 0.1%.
[2]	Includes Asset-Backed Securities, Sovereign Debt, Mortgage-Backed Securities, U.S. Government Sponsored Agency Securities, U.S. Treasury Obligations, Exchange-Traded Funds, Investments in Investee Funds, Short-Term Investment—Money Market Funds and Purchased Options.
[3]	Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments

March 31, 2018

Security Description	Shares	Value

INVESTMENTS IN SECURITIES — 90.8%
COMMON STOCK — 28.7%
Africa — 0.0%
Metals & Mining — 0.0%
Gold Fields Ltd. ADR	153,900	$618,678
Harmony Gold Mining Co. Ltd. ADR	12,600	30,114

		648,792

Specialty Finance — 0.0%
Net 1 UEPS Technologies, Inc. (a),(b)	16,500	156,090

Total Africa		804,882

Asia — 0.6%
Biotechnology & Pharmaceuticals — 0.0%
Sinovac Biotech Ltd. (a)	200	1,722

Consumer Services — 0.1%
New Oriental Education & Technology Group, Inc. ADR	20,600	1,805,590
TAL Education Group ADR	68,700	2,548,083
Tarena International, Inc. ADR	7,200	80,784

		4,434,457

Design, Manufacturing & Distribution — 0.0%
Fabrinet (a)	18,000	564,840

Gaming, Lodging & Restaurants — 0.1%
China Lodging Group Ltd. ADR	4,600	605,866
Melco Crown Entertainment Ltd. ADR	135,600	3,929,688
Yum China Holdings, Inc.	82,600	3,427,900

		7,963,454

Hardware — 0.1%
AU Optronics Corp. ADR	16,000	73,120
Canon, Inc. ADR	469	17,095
Kyocera Corp. ADR	200	11,348
LG Display Co. Ltd. ADR	6,600	79,860
Sony Corp. ADR	42,700	2,064,118

		2,245,541

Health Care Facilities & Services — 0.0%
Global Cord Blood Corp. (a)	5,600	57,120
iKang Healthcare Group, Inc. ADR (a)	8,200	163,590

		220,710

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Insurance — 0.0%
Fanhua, Inc. (b)	400	$10,808

Machinery — 0.0%
China Yuchai International Ltd. (b)	4,245	89,867
Hollysys Automation Technologies Ltd. (b)	5,900	145,848

		235,715

Media — 0.3%
58.com, Inc. ADR (a)	16,100	1,285,746
Autohome, Inc. ADR	20,000	1,718,800
Baidu, Inc. ADR (a)	14,800	3,303,212
Ctrip.com International Ltd. ADR (a)	1,900	88,578
Leju Holdings Ltd. ADR (a)	800	1,080
Phoenix New Media Ltd. ADR (a)	2,100	9,135
SINA Corp. (a)	30,700	3,201,089
Sohu.com, Inc. (a),(b)	14,500	448,340
Weibo Corp. ADR (a)	47,510	5,679,345
Yandex NV A Shares (a)	68,800	2,714,160

		18,449,485

Oil, Gas & Coal — 0.0%
China Petroleum & Chemical Corp. ADR	2,500	221,200

Passenger Transportation — 0.0%
China Southern Airlines Co. Ltd. ADR (b)	600	31,578
Guangshen Railway Co. Ltd. ADR (b)	100	2,950

		34,528

Real Estate — 0.0%
Xinyuan Real Estate Co. Ltd. ADR (b)	13,800	72,864

Renewable Energy — 0.0%
Highpower International, Inc. (a)	200	750
JA Solar Holdings Co. Ltd. ADR (a)	13,300	87,248

		87,998

Retail—Discretionary — 0.0%
Alibaba Group Holding Ltd. ADR (a)	3,318	608,986

Semiconductors — 0.0%
ChipMOS Technologies, Inc. ADR	600	9,510
Kulicke & Soffa Industries, Inc. (a),(b)	21,100	527,711
Magnachip Semiconductor Corp. (a)	15,300	146,880
Silicon Motion Technology Corp. ADR	200	9,624
Siliconware Precision Industries Co. Ltd. ADR	20	173

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,900	$301,944
United Microelectronics Corp. ADR	36,100	93,499

		1,089,341

Software — 0.0%
Changyou.com Ltd. ADR (a),(b)	9,700	270,533
Momo, Inc. ADR (a)	23,200	867,216

		1,137,749

Technology Services — 0.0%
WNS Holdings Ltd. ADR (a)	11,100	503,163

Telecommunications — 0.0%
Aspire Holdings LLC Class A (a),(d)	1,502,082	1
China Telecom Corp. Ltd. ADR	300	13,344

		13,345

Total Asia		37,895,906

Europe — 1.3%
Automotive — 0.1%
Autoliv, Inc.	2,000	291,880
Fiat Chrysler Automobiles NV	130,600	2,679,912

		2,971,792

Biotechnology & Pharmaceuticals — 0.3%
Amarin Corp. PLC ADR (a)	34,700	104,447
AstraZeneca PLC ADR	1,100	38,467
GlaxoSmithKline PLC ADR	100	3,907
Grifols SA ADR	3,800	80,560
Novartis AG (d)	235,700	19,063,622
Novartis AG ADR	700	56,595
uniQure NV (a)	600	14,100

		19,361,698

Chemicals — 0.0%
Orion Engineered Carbons SA (b)	33,200	899,720

Commercial Services — 0.0%
Cimpress NV (a)	7,500	1,160,250

Consumer Products — 0.0%
Avon Products, Inc. (a)	11,600	32,944
Unilever NV	24	1,353
Unilever PLC ADR	15,700	872,292

		906,589

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Engineering & Construction Services — 0.3%
Abertis Infraestructuras SA	696,497	$15,614,013

Hardware — 0.0%
Logitech International SA	3,500	128,555

Insurance — 0.0%
Aegon NV	5	34

Media — 0.0%
Trivago NV ADR (a)	300	2,085

Medical Equipment & Devices — 0.3%
Lonza Group AG (a),(d)	81,520	19,225,600
Trinity Biotech PLC ADR (a),(b)	1,700	8,755

		19,234,355

Metals & Mining — 0.0%
Constellium NV Class A (a)	25,100	272,335

Passenger Transportation — 0.0%
Ryanair Holdings PLC ADR (a)	12,575	1,544,839

Recreation Facilities & Services — 0.0%
Manchester United PLC Class A	1,200	23,040

Semiconductors — 0.3%
NXP Semiconductor NV (a),(d)	117,575	13,756,275

Software — 0.0%
InterXion Holding NV (a)	7,300	453,403

Technology Services — 0.0%
Atento SA	200	1,560

Transportation & Logistics — 0.0%
Aegean Marine Petroleum Network, Inc. (b)	2,400	5,400
Navios Maritime Partners LP (a)	10,300	18,540
Safe Bulkers, Inc. (a)	23,200	73,544

		97,484

Total Europe		76,428,027

Middle East — 0.1%
Biotechnology & Pharmaceuticals — 0.0%
Teva Pharmaceutical Industries Ltd. ADR	90,900	1,553,481

Electrical Equipment — 0.0%
Camtek Ltd.	900	6,075

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Orbotech Ltd. (a),(b)	17,700	$1,100,586

		1,106,661

Hardware — 0.0%
Ceragon Networks Ltd. (a)	4,900	13,181
Radware Ltd. (a),(b)	9,700	207,095
Silicom Ltd. (a)	200	6,882

		227,158

Media — 0.0%
Wix.com Ltd. (a)	2,200	175,010

Oil, Gas & Coal — 0.0%
Ocean Rig UDW, Inc. (a)	8,800	222,024

Semiconductors — 0.1%
Mellanox Technologies Ltd. (a)	25,900	1,886,815
Tower Semiconductor Ltd. (a)	12,200	328,302

		2,215,117

Software — 0.0%
Attunity Ltd. (a)	500	3,750
CyberArk Software Ltd. (a)	5,800	295,916
NICE-Systems Ltd. ADR	100	9,393
Sapiens International Corp. NV (b)	1,300	11,089

		320,148

Technology Services — 0.0%
Magic Software Enterprises Ltd. (b)	600	5,100

Telecommunications — 0.0%
Allot Communications Ltd. (a)	900	4,918

Total Middle East		5,829,617

North America — 26.6%
Aerospace & Defense — 0.2%
Boeing Co.	2,500	819,700
Ducommun, Inc. (a),(b)	2,200	66,836
Esterline Technologies Corp. (a)	9,800	716,870
HEICO Corp.	5,250	455,753
Hexcel Corp.	11,100	716,949
Lockheed Martin Corp. (b)	28,999	9,799,632
Moog, Inc. Class A (a),(b)	3,100	255,471
Orbital ATK, Inc.	8	1,060
TransDigm Group, Inc.	4,200	1,289,148

		14,121,419

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Apparel & Textile Products — 0.4%
Carter's, Inc.	500	$52,050
Cherokee, Inc. (a)	100	130
Crocs, Inc. (a)	33,500	544,375
Culp, Inc.	700	21,385
Fossil Group, Inc. (a)	1,600	20,320
Gildan Activewear, Inc.	600	17,334
Movado Group, Inc.	2,500	96,000
Nike, Inc. Class B	336,700	22,370,348
Perry Ellis International, Inc. (a),(b)	3,700	95,460
PVH Corp.	100	15,143
Rocky Brands, Inc.	300	6,435
Skechers U.S.A., Inc. Class A (a)	75,200	2,924,528
Under Armour, Inc. Class A (a)	4,600	75,210
Unifi, Inc. (a)	1,200	43,500
Vince Holding Corp. (a)	306	2,739

		26,284,957

Asset Management — 0.0%
Apollo Investment Corp.	45,297	236,450
BBX Capital Corp.	100	921
BlackRock Kelso Capital Corp. (b)	29,000	174,870
Capital Southwest Corp.	200	3,404
Capitala Finance Corp.	6,600	50,952
Fidus Investment Corp. (b)	6,600	85,008
Financial Engines, Inc.	4,200	147,000
FS Investment Corp.	1,800	13,050
Garrison Capital, Inc. (b)	1,900	15,428
Gladstone Capital Corp. (b)	6,600	56,760
Gladstone Investment Corp. (b)	6,200	62,620
GSV Capital Corp. (a)	200	1,508
Hercules Technology Growth Capital, Inc.	8,800	106,480
Horizon Technology Finance Corp. (b)	2,400	24,936
Invesco Ltd.	100	3,201
KCAP Financial, Inc. (b)	6,500	20,410
Manning & Napier, Inc.	1,600	5,600
Medallion Financial Corp.(a),(b)	4,400	20,460
Monroe Capital Corp.	3,800	46,740
MVC Capital, Inc. (b)	1,800	17,874
New Mountain Finance Corp.	100	1,315
Newtek Business Services Corp.	3,913	70,708
OM Asset Management plc	11,000	173,360
Oppenheimer Holdings, Inc. Class A (b)	2,900	74,675
Oxford Square Capital Corp. (b)	16,100	98,371
PennantPark Floating Rate Capital Ltd. (b)	1,962	25,683
PennantPark Investment Corp. (b)	21,100	140,948

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Rafael Holdings, Inc. Class B (a)	1,150	$5,577
Safeguard Scientifics, Inc. (a)	400	4,900
Solar Capital Ltd. (b)	6,900	140,139
Solar Senior Capital Ltd.	2,400	40,320
Stellus Capital Investment Corp. (b)	3,800	43,738
TCP Capital Corp.	10,400	147,888
THL Credit, Inc. (b)	7,600	59,052
TPG Specialty Lending, Inc.	200	3,572
TriplePoint Venture Growth BDC Corp.	3,400	40,630
WhiteHorse Finance, Inc. (b)	3,500	43,470

		2,208,018

Automotive — 0.1%
BorgWarner, Inc.	7,000	351,610
Cooper-Standard Holding, Inc. (a)	3,400	417,554
Dana Holding Corp.	1,700	43,792
Delphi Technologies plc	500	23,825
Ford Motor Co.	43,800	485,304
Gentex Corp.	20,800	478,816
Lear Corp.	3,700	688,533
Miller Industries, Inc.	100	2,500
Modine Manufacturing Co. (a)	14,400	304,560
Superior Industries International, Inc.	200	2,660
Tenneco, Inc.	3,400	186,558
Tower International, Inc. (b)	4,000	111,000

		3,096,712

Banking — 3.1%
Access National Corp.	400	11,412
Allegiance Bancshares, Inc. (a),(d)	31,423	1,230,210
Arrow Financial Corp. (b)	559	18,978
Associated Banc-Corp	34	845
Atlantic Capital Bancshares, Inc. (a)	3,200	57,920
Banco Latinoamericano de Comercio Exterior SA E Shares	100	2,850
Bancorp, Inc. (a),(b)	10,400	112,320
Bank of Marin Bancorp	400	27,580
Bank of NT Butterfield & Son Ltd.	13,900	623,832
BankFinancial Corp.	1,155	19,612
Banner Corp. (d)	99,999	5,548,945
Beneficial Bancorp, Inc.	5,182	80,580
Berkshire Hills Bancorp, Inc. (d)	106,507	4,041,941
Bridge Bancorp, Inc.	200	6,710
Bryn Mawr Bank Corp.	200	8,790
Byline Bancorp, Inc. (a),(d)	151,989	3,485,108
Cadence BanCorp	5,700	155,211

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Capitol Federal Financial, Inc.	1,000	$12,350
Centerstate Banks, Inc. (d)	449,375	11,921,919
Central Pacific Financial Corp. (b)	5,000	142,300
Charter Financial Corp. (b)	1,300	26,507
City Holding Co. (b)	100	6,856
CoBiz Financial, Inc.	700	13,720
Comerica, Inc.	15,000	1,438,950
ConnectOne Bancorp, Inc. (d)	17,061	491,357
East West Bancorp, Inc.	9,100	569,114
Enterprise Financial Services Corp. (d)	133,830	6,276,627
Farmers Capital Bank Corp. (b)	100	3,995
Fidelity Southern Corp. (b)	2,800	64,596
Financial Institutions, Inc. (b)	1,800	53,280
First BanCorp (a),(b)	90,200	543,004
First Bancorp/Southern Pines	300	10,695
First Business Financial Services, Inc.	600	15,096
First Community Bancshares, Inc. (b)	800	23,880
First Defiance Financial Corp.	1,000	57,320
First Financial Corp.	400	16,640
First Financial Northwest, Inc. (b)	600	10,050
First Interstate BancSystem, Inc. Class A (b)	1,700	67,235
First Midwest Bancorp, Inc. (d)	286,570	7,046,756
Flushing Financial Corp.	1,500	40,440
Green Bancorp, Inc. (a)	800	17,800
Heritage Commerce Corp.	3,600	59,328
HomeTrust Bancshares, Inc. (a)	200	5,210
Independent Bank Corp. (b)	2,400	54,960
JPMorgan Chase & Co. (d)	141,329	15,541,950
Lakeland Bancorp, Inc.	1,000	19,850
Macatawa Bank Corp.	100	1,027
MB Financial, Inc. (d)	107,932	4,369,087
Mercantile Bank Corp.	1,100	36,575
Merchants Bancorp (d)	668	14,362
Meridian Bancorp, Inc.	600	12,090
Midland States Bancorp, Inc. (d)	165,479	5,222,517
MidWestOne Financial Group, Inc.	300	9,987
National Bankshares, Inc. (b)	100	4,505
Northrim BanCorp, Inc.	500	17,275
OceanFirst Financial Corp. (d)	190,786	5,103,525
OFG Bancorp	300	3,135
Opus Bank (d)	147,174	4,120,872
Oritani Financial Corp.	9,100	139,685
PacWest Bancorp (d)	289,721	14,349,881
Peapack Gladstone Financial Corp.	800	26,712
Peoples Bancorp, Inc.	500	17,725
PNC Financial Services Group, Inc. (d)	66,498	10,057,158

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Preferred Bank (b)	800	$51,360
Prosperity Bancshares, Inc.	1,000	72,630
QCR Holdings, Inc. (d)	29,031	1,302,040
RBB Bancorp	200	5,274
Seacoast Banking Corp. of Florida (a)	300	7,941
Signature Bank (a),(d)	99,099	14,067,103
Simmons First National Corp. Class A (d)	116,384	3,311,125
Southside Bancshares, Inc.	15	521
Sterling Bancorp (d)	75,411	1,700,518
SunTrust Banks, Inc. (d)	172,704	11,750,780
SVB Financial Group (a),(d)	35,183	8,444,272
Synovus Financial Corp.	2,600	129,844
Towne Bank (d)	184,437	5,274,898
Trico Bancshares (b)	1,800	66,996
TriState Capital Holdings, Inc. (a),(b)	2,300	53,475
Triumph Bancorp, Inc. (a)	2,700	111,240
TrustCo Bank Corp.	700	5,915
Univest Corp. of Pennsylvania (d)	160,463	4,444,825
US Bancorp (b)	124,700	6,297,350
Veritex Holdings, Inc. (a),(d)	187,143	5,178,247
Washington Trust Bancorp, Inc.	1,100	59,125
Waterstone Financial, Inc.	900	15,570
Wells Fargo & Co.	15,900	833,319
Western Alliance Bancorp (a)	4,481	260,391
WSFS Financial Corp. (d)	73,375	3,514,662
Zions BanCorp. (d)	252,935	13,337,263

		183,787,431

Biotechnology & Pharmaceuticals — 2.9%
AbbVie, Inc. (d),(b)	188,560	17,847,204
Aceto Corp.	12,600	95,760
Acorda Therapeutics, Inc. (a),(b)	3,000	70,950
Adverum Biotechnollogies, Inc. (a)	800	4,640
Agios Pharmaceuticals, Inc. (a)	200	16,356
Allergan PLC (d)	51,290	8,631,594
Alnylam Pharmaceuticals, Inc. (a)	6,800	809,880
Anika Therapeutics, Inc. (a)	2,700	134,244
Antares Pharma, Inc. (a)	800	1,760
Array BioPharma, Inc. (a)	15,300	249,696
Audentes Therapeutics, Inc. (a)	100	3,005
BioSpecifics Technologies Corp. (a),(b)	100	4,434
Bluebird Bio, Inc. (a)	7,600	1,297,700
Bristol-Myers Squibb Co. (d)	104,680	6,621,010
Celgene Corp. (a),(d),(b)	311,580	27,796,052
ChemoCentryx, Inc. (a)	500	6,800
Chimerix, Inc. (a)	3,500	18,200

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Clearside Biomedical, Inc. (a)	300	$3,219
Corium International, Inc. (a)	1,800	20,646
CTI BioPharma Corp. (a)	1,100	4,290
Curis, Inc. (a)	35,300	23,061
Cytokinetics, Inc. (a)	500	3,600
CytomX Therapeutics, Inc. (a)	2,500	71,125
Dermira, Inc. (a)	200	1,598
Dicerna Pharmaceuticals, Inc. (a)	500	4,780
Eiger BioPharmaceuticals, Inc. (a)	20	197
Eli Lilly & Co.	2,100	162,477
Enanta Pharmaceuticals, Inc. (a)	200	16,182
Fate Therapeutics, Inc. (a)	8,300	81,008
Five Prime Therapeutics, Inc. (a)	4,000	68,720
Gilead Sciences, Inc. (d)	190,090	14,330,885
Halozyme Therapeutics, Inc. (a)	25,600	501,504
Immune Design Corp. (a)	1,800	5,940
ImmunoGen, Inc. (a)	4,200	44,184
Impax Laboratories, Inc. (a)	8,800	171,160
Incyte Corp. (a),(d),(b)	37,510	3,125,708
Jazz Pharmaceuticals PLC (a)	7,100	1,072,029
Kadmon Holdings, Inc. (a)	900	3,825
KemPharm, Inc. (a)	100	790
Lexicon Pharmaceuticals, Inc. (a)	15	129
Ligand Pharmaceuticals, Inc. (a)	2,700	445,932
Mallinckrodt PLC (a)	27,533	398,678
Merck & Co., Inc. (d),(b)	726,470	39,570,821
OncoMed Pharmaceuticals, Inc. (a)	700	2,226
Otonomy, Inc. (a)	11,700	49,140
PDL BioPharma, Inc. (a),(b)	34,400	101,136
Ra Pharmaceuticals, Inc. (a)	1,100	5,841
Recro Pharma, Inc. (a)	1,100	12,111
Regeneron Pharmaceuticals, Inc. (a),(d),(b)	120,430	41,471,275
Rigel Pharmaceuticals, Inc. (a)	100	354
Seattle Genetics, Inc. (a)	3,200	167,488
Selecta Biosciences, Inc. (a)	800	8,152
Sierra Oncology, Inc. (a)	2,300	4,761
USANA Health Sciences, Inc. (a),(b)	4,000	343,600
Verastem, Inc. (a)	7,600	22,648
Versartis, Inc. (a)	11,400	18,810
Vertex Pharmaceuticals, Inc. (a),(d),(b)	61,370	10,002,083
Veru, Inc. (a),(b)	500	905
Xencor, Inc. (a)	100	2,998
Zoetis, Inc. (a)	2,300	192,073

		176,147,374

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Chemicals — 0.4%
3M Co.	14,300	$3,139,136
A Schulman, Inc.	1,100	47,300
AdvanSix, Inc. (a)	6,400	222,592
AgroFresh Solutions, Inc. (a)	100	735
Air Products & Chemicals, Inc.	2,000	318,060
American Vanguard Corp.	200	4,040
Axalta Coating Systems Ltd. (a)	13,600	410,584
Cabot Corp.	9,800	546,056
Celanese Corp.	2,800	280,588
Chemours Co.	50,600	2,464,726
CSW Industrials, Inc. (a)	300	13,515
Eastman Chemical Co. (b)	48,600	5,131,188
FutureFuel Corp.	2,900	34,771
Huntsman Corp.	126,500	3,700,125
Ingevity Corp. (a)	6,000	442,140
International Flavors & Fragrances, Inc.	5,600	766,696
KMG Chemicals, Inc.	1,800	107,910
Koppers Holdings, Inc. (a)	3,000	123,300
Kraton Performance Polymers, Inc. (a)	4,900	233,779
Landec Corp. (a)	200	2,610
Lydall, Inc. (a)	2,400	115,800
LyondellBasell Industries NV Class A	3,600	380,448
Materion Corp.	100	5,105
Methanex Corp.	800	48,520
Minerals Technologies, Inc.	600	40,170
Monsanto Co.	3,741	438,632
Nexeo Solutions, Inc. (a)	1,800	19,260
OMNOVA Solutions, Inc. (a)	6,500	68,250
PPG Industries, Inc.	8,100	903,960
Praxair, Inc.	2,900	418,470
Stepan Co. (b)	2,400	199,632
Univar, Inc. (a)	17,300	480,075
Valhi, Inc.	200	1,212
Venator Materials plc (a)	300	5,427
Versum Materials, Inc.	14,500	545,635
Westlake Chemical Corp.	1,700	188,955
WR Grace & Co.	23,500	1,438,905

		23,288,307

Commercial Services — 0.0%
Acacia Research Corp. (a)	2,700	9,450
Alarm.com Holdings, Inc. (a)	2,000	75,480
ARAMARK Holdings Corp.	2,800	110,768
ARC Document Solutions, Inc. (a),(b)	8,700	19,140
Barrett Business Services, Inc.	600	49,728

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Brady Corp. Class A	4,600	$170,890
Care.com, Inc. (a)	5,500	89,485
CBIZ, Inc. (a),(b)	3,300	60,225
Collectors Universe, Inc. (b)	700	10,997
CorVel Corp. (a)	900	45,495
CRA International, Inc. (b)	1,700	88,893
Cross Country Healthcare, Inc. (a)	2,300	25,553
FTI Consulting, Inc. (a)	400	19,364
GP Strategies Corp. (a),(b)	100	2,265
Hackett Group, Inc. (b)	4,400	70,664
Healthcare Services Group, Inc.	100	4,348
Heidrick & Struggles International, Inc. (b)	600	18,750
Hill International, Inc. (a)	300	1,710
HMS Holdings Corp. (a)	1,700	28,628
Huron Consulting Group, Inc. (a)	3,600	137,160
Information Services Group, Inc. (a)	1,500	6,270
Insperity, Inc.	800	55,640
Kelly Services, Inc. Class A	3,000	87,120
Korn/Ferry International	1,500	77,385
LSC Communications, Inc.	2,000	34,900
Navigant Consulting, Inc. (a),(b)	5,400	103,896
Quad/Graphics, Inc.	2,500	63,375
Resources Connection, Inc. (b)	600	9,720
Robert Half International, Inc.	2,600	150,514
RPX Corp. (b)	5,800	62,002
ServiceMaster Global Holdings, Inc. (a)	6,200	315,270
SP Plus Corp. (a)	4,300	153,080
TriNet Group, Inc. (a)	5,900	273,288
TrueBlue, Inc. (a)	1,600	41,440
Vectrus, Inc. (a)	1,200	44,688
Viad Corp.	1,000	52,450

		2,570,031

Construction Materials — 0.0%
Advanced Drainage Systems, Inc.	2,900	75,110
Carlisle Cos., Inc.	6,400	668,224
Continental Building Products, Inc. (a),(b)	11,200	319,760
MDU Resources Group, Inc.	4,300	121,088
Universal Forest Products, Inc.	9,700	314,765

		1,498,947

Consumer Products — 1.1%
Alliance One International (a)	1,100	28,655
Altria Group, Inc.	50,400	3,140,928
Archer-Daniels-Midland Co.	47,400	2,055,738
Boston Beer Co., Inc. Class A (a)	3,700	699,485

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Central Garden and Pet Co. Class A (a),(b)	4,000	$158,440
Church & Dwight Co., Inc.	12,100	609,356
Clearwater Paper Corp. (a)	300	11,730
Clorox Co. (The)	10,000	1,331,100
Coca-Cola Co. (The)	16,000	694,880
Colgate-Palmolive Co.	118,500	8,494,080
ConAgra Foods, Inc.	7,300	269,224
Cott Corp.	13,500	198,720
Craft Brew Alliance, Inc. (a)	200	3,720
DavidsTea, Inc. (a)	400	1,360
Flowers Foods, Inc.	9,000	196,740
General Mills, Inc.	26,100	1,176,066
Herbalife Ltd. (a)	52,400	5,107,428
Hershey Co.	2	198
Kimberly-Clark Corp. (b)	69,700	7,676,061
Mondelez International, Inc. Class A	23,000	959,790
Monster Beverage Corp. (a),(b)	70,800	4,050,468
Nu Skin Enterprises, Inc.	14,700	1,083,537
PepsiCo, Inc. (b)	136,900	14,942,635
Phibro Animal Health Corp. Class A	600	23,820
Philip Morris International, Inc. (b)	23,000	2,286,200
Pinnacle Foods, Inc.	16,000	865,600
Primo Water Corp. (a)	8,100	94,851
Procter & Gamble Co.	115,800	9,180,624
Senomyx, Inc. (a)	5,100	4,538
Simply Good Foods Co. (The) (a)	1,700	23,341
Vector Group Ltd. (b)	23,422	477,575

		65,846,888

Consumer Services — 0.1%
American Public Education, Inc. (a),(b)	1,800	77,400
Bridgepoint Education, Inc. (a),(b)	10,500	70,770
Capella Education Co.	1,800	157,230
Carriage Services, Inc.	3,600	99,576
K12, Inc. (a),(b)	6,300	89,334
Matthews International Corp. Class A	2,700	136,620
Medifast, Inc.	1,100	102,795
Regis Corp. (a)	4,400	66,572
Service Corp. International/US	2,100	79,254
Universal Technical Institute, Inc. (a),(b)	1,000	2,940
Weight Watchers International, Inc. (a)	30,000	1,911,600

		2,794,091

Containers & Packaging — 0.1%
AptarGroup, Inc.	1,700	152,711
Ball Corp.	29,800	1,183,358

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Berry Plastics Group, Inc. (a),(b)	38,497	$2,110,021
Blackhawk Network Holdings, Inc. Class C (a),(d)	27	0
Crown Holdings, Inc. (a)	68,900	3,496,675
Graphic Packaging Holding Co.	1,700	26,095
Greif, Inc. Class A	1,000	52,250
Myers Industries, Inc.	300	6,345
Packaging Corp. of America	100	11,270
Silgan Holdings, Inc.	4,300	119,755

		7,158,480

Design, Manufacturing & Distribution — 0.1%
Avnet, Inc.	18,900	789,264
Benchmark Electronics, Inc.	4,600	137,310
Celestica, Inc. (a)	30,800	318,780
Flextronics International Ltd. (a),(b)	90,700	1,481,131
Jabil Circuit, Inc.	49,000	1,407,770
Sanmina Corp. (a),(b)	13,000	339,950
SYNNEX Corp.	1,600	189,440

		4,663,645

Distributors—Consumer Staples — 0.1%
Andersons, Inc. (b)	1,000	33,100
Performance Food Group Co. (a)	25,400	758,190
Sysco Corp.	19,000	1,139,240
US Foods Holding Corp. (a)	126,100	4,132,297

		6,062,827

Distributors—Discretionary — 0.0%
ePlus, Inc. (a)	100	7,770
Essendant, Inc.	6,000	46,800
FTD Cos., Inc. (a)	6,000	21,840
G-III Apparel Group Ltd. (a)	2,300	86,664
KAR Auction Services, Inc.	10,100	547,420
PCM, Inc. (a)	2,600	21,580
ScanSource, Inc. (a),(b)	1,200	42,660

		774,734

Electrical Equipment — 0.3%
Allegion PLC	9,400	801,726
Amphenol Corp. Class A	700	60,291
Argan, Inc.	800	34,360
Bel Fuse, Inc. Class B	100	1,890
Eaton Corp. PLC	67,100	5,361,961
Emerson Electric Co.	100	6,830
FARO Technologies, Inc. (a)	3,200	186,880
Fortive Corp.	6,700	519,384

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Generac Holdings, Inc. (a)	400	$18,364
Honeywell International, Inc.	5,100	737,001
Houston Wire & Cable Co. (a),(b)	1,200	8,790
Ingersoll-Rand PLC	61,200	5,233,212
Keysight Technologies, Inc. (a)	4,000	209,560
Kimball Electronics, Inc. (a)	100	1,615
Littelfuse, Inc.	18	3,747
LSI Industries, Inc.	3,200	25,952
Powell Industries, Inc.	500	13,420
Rockwell Automation, Inc.	200	34,840
Sensata Technologies Holding plc (a)	35,500	1,839,965
SPX Corp. (a)	500	16,240
Stoneridge, Inc. (a)	2,900	80,040

		15,196,068

Engineering & Construction Services — 0.0%
Comfort Systems USA, Inc. (b)	1,100	45,375
Granite Construction, Inc.	100	5,586
Great Lakes Dredge & Dock Corp. (a)	2,300	10,580
Jacobs Engineering Group, Inc.	19,100	1,129,765
Layne Christensen Co. (a)	4,900	73,108
Mistras Group, Inc. (a)	2,800	53,032
MYR Group, Inc. (a),(b)	3,200	98,624
Orion Marine Group, Inc. (a),(b)	3,900	25,701
Primoris Services Corp.	1,700	42,466
Quanta Services, Inc. (a)	9,800	336,630
Sterling Construction Co., Inc. (a)	7,700	88,242

		1,909,109

Forest & Paper Products — 0.0%
Mercer International, Inc. (b)	9,700	120,765
Resolute Forest Products, Inc. (a)	9,400	78,020
Verso Corp. (a)	20,500	345,220

		544,005

Gaming, Lodging & Restaurants — 1.3%
BJ's Restaurants, Inc.	800	35,920
Bloomin' Brands, Inc.	12,700	308,356
Bojangles', Inc. (a)	13,300	184,205
Bravo Brio Restaurant Group, Inc. (a),(b)	1,800	7,200
Carrols Restaurant Group, Inc. (a)	11,100	124,320
Century Casinos, Inc. (a)	700	5,222
Cheesecake Factory, Inc. (The)	27,500	1,326,050
Chipotle Mexican Grill, Inc. (a)	3,099	1,001,318
Choice Hotels International, Inc.	8,800	705,320
Cracker Barrel Old Country Store, Inc.	11,000	1,751,200

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Darden Restaurants, Inc.	29,001	$2,472,335
Del Frisco's Restaurant Group, Inc. (a),(b)	7,400	112,850
DineEquity, Inc.	7,900	518,082
Domino's Pizza, Inc. (b)	25,800	6,025,848
El Pollo Loco Holdings, Inc. (a)	5,600	53,200
Eldorado Resorts, Inc. (a)	39,265	1,295,745
Famous Dave's of America (a),(e)	191	0
Famous Dave's of America, Inc. (a)	900	6,390
Fogo De Chao, Inc. (a)	200	3,150
Habit Restaurants, Inc. (The) Class A (a)	1,100	9,680
Hilton Grand Vacations, Inc. (a)	6,800	292,536
Hilton Worldwide Holdings, Inc.	36,001	2,835,439
Hyatt Hotels Corp. Class A	24,300	1,853,118
J Alexander's Holdings, Inc. (a)	1,100	12,595
Kona Grill, Inc. (a)	1,200	2,280
Marriott International, Inc. Class A	76,514	10,404,374
McDonald's Corp. (b)	146,200	22,862,756
Monarch Casino & Resort, Inc. (a)	1,600	67,664
Norwegian Cruise Line Holdings Ltd. (a)	94,800	5,021,556
Penn National Gaming, Inc. (a)	2,400	63,024
Pinnacle Entertainment, Inc. (a)	1,400	42,210
Playa Hotels & Resorts NV (a)	4,200	42,924
Potbelly Corp. (a)	2,000	24,100
Red Robin Gourmet Burgers, Inc. (a)	7,700	446,600
Restaurant Brands International	71,621	4,076,667
Royal Caribbean Cruises Ltd.	20,200	2,378,348
Ruth's Hospitality Group, Inc.	5,700	139,365
Scientific Games Corp. Class A (a)	16,700	694,720
Shake Shack, Inc. Class A (a)	7,700	320,551
Sonic Corp.	10,600	267,438
Texas Roadhouse, Inc.	9,400	543,132
Wingstop, Inc.	17,400	821,802
Yum! Brands, Inc. (b)	93,500	7,959,655

		77,119,245

Hardware — 0.9%
A10 Networks, Inc. (a)	14,600	84,972
ADTRAN, Inc.	300	4,665
Arista Networks, Inc. (a),(b)	21,400	5,463,420
CalAmp Corp. (a)	700	16,016
Clearfield, Inc. (a)	1,100	14,190
CommScope Holding Co., Inc. (a)	37,900	1,514,863
Comtech Telecommunications Corp. (b)	5,800	173,362
Daktronics, Inc. (b)	3,800	33,478
Dolby Laboratories, Inc. Class A (b)	10,400	661,024
Eastman Kodak Co. (a)	1,000	5,350

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Electronics For Imaging, Inc. (a)	19,000	$519,270
Emcore Corp. (a)	12,100	68,970
F5 Networks, Inc. (a)	21,600	3,123,576
Finisar Corp. (a)	46,100	728,841
Garmin Ltd.	2	118
Harmonic, Inc. (a)	4,600	17,480
Hewlett Packard Enterprise Co.	362,100	6,351,234
HP, Inc. (b)	332,200	7,281,824
Infinera Corp. (a)	1,700	18,462
InterDigital, Inc.	8,900	655,040
Juniper Networks, Inc.	32,800	798,024
Knowles Corp. (a)	13	164
KVH Industries, Inc. (a)	700	7,245
LightPath Technologies, Inc. Class A (a)	800	1,760
Mitel Networks Corp. (a)	722	6,700
Motorola Solutions, Inc.	36,300	3,822,390
Pitney Bowes, Inc.	16,800	182,952
Pure Storage, Inc. Class A (a)	65,900	1,314,705
Quantum Corp. (a)	637	2,319
Radisys Corp. (a)	17,400	11,153
Seagate Technology PLC	106,200	6,214,824
Sierra Wireless, Inc. (a)	2,200	36,300
Stratasys Ltd. (a)	6,171	124,531
Telenav, Inc. (a),(b)	2,600	14,040
Viavi Solutions, Inc. (a),(b)	40,900	397,548
Vicor Corp. (a),(b)	500	14,275
Vishay Precision Group, Inc. (a),(b)	1,300	40,495
Vocera Communications, Inc. (a)	1,100	25,762
VOXX International Corp. (a),(b)	4,800	23,760
Western Digital Corp. (b)	137,400	12,677,898
Xerox Corp.	24,425	702,951
ZAGG, Inc. (a)	100	1,220
Zebra Technologies Corp. Class A (a)	10,000	1,391,900

		54,549,071

Health Care Facilities & Services — 1.7%
Addus HomeCare Corp. (a),(b)	1,100	53,515
AmerisourceBergen Corp. (d)	69,085	5,955,818
Anthem, Inc. (d)	38,990	8,566,103
BioScrip, Inc. (a)	10,000	24,600
Civitas Solutions, Inc. (a)	1,400	21,560
CVS Health Corp. (b)	133,600	8,311,256
Digirad Corp. (b)	1,900	2,945
Encompass Health Corp.	100	5,717
Envision Healthcare Corp. (a),(d),(c)	92,860	3,568,610
Enzo Biochem, Inc. (a)	6,600	36,168

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Five Star Quality Care, Inc. (a)	2,178	$2,831
HCA Holdings, Inc.	3,000	291,000
Henry Schein, Inc. (a),(b)	74,100	4,980,261
Iqvia Holdings, Inc. (a),(d),(b)	86,170	8,454,139
Laboratory Corp. of America Holdings (a),(d),(b)	187,590	30,342,682
Magellan Health, Inc. (a)	4,800	514,080
Medpace Holdings, Inc. (a)	200	6,982
Molina Healthcare, Inc. (a)	11,600	941,688
OvaScience, Inc. (a)	4,700	3,812
Owens & Minor, Inc.	25,500	396,525
Patterson Cos., Inc.	10,900	242,307
Providence Service Corp. (a)	500	34,570
Quest Diagnostics, Inc.	14,800	1,484,440
Quorum Health Corp. (a)	2,000	16,360
RadNet, Inc. (a),(b)	12,600	181,440
Tivity Health, Inc. (a),(b)	14,700	582,855
Triple-S Management Corp. B Shares (a),(b)	5,900	154,226
UnitedHealth Group, Inc. (d),(b)	114,200	24,438,800
Universal Health Services, Inc. Class B	100	11,841
WellCare Health Plans, Inc. (a)	6,400	1,239,232

		100,866,363

Home & Office Products — 0.1%
ACCO Brands Corp.	5,600	70,280
Armstrong Flooring, Inc. (a)	5,100	69,207
Caesarstone Sdot-Yam Ltd.	14,600	286,890
Herman Miller, Inc.	900	28,755
HNI Corp.	300	10,827
Kimball International, Inc. Class B (b)	3,400	57,936
Knoll, Inc.	2,900	58,551
Leggett & Platt, Inc.	15,100	669,836
Masco Corp. (b)	92,500	3,740,700
Masonite International Corp. (a)	2,500	153,375
Meritage Homes Corp. (a)	600	27,150
New Home Co., Inc. (a)	200	2,216
PGT, Inc. (a)	5,500	102,575
Quanex Building Products Corp.	2,200	38,280
Steelcase, Inc. Class A	6,500	88,400
Taylor Morrison Home Corp. Class A (a)	16,300	379,464

		5,784,442

Industrial Services — 0.1%
AMERCO	300	103,530
CAI International, Inc. (a)	6,400	136,064
DXP Enterprises, Inc. (a)	400	15,580
H&E Equipment Services, Inc.	7,200	277,128

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
HD Supply Holdings, Inc. (a)	63,400	$2,405,396
Herc Holdings, Inc. (a)	3,154	204,852
McGrath RentCorp	500	26,845
Pool Corp.	300	43,866
SiteOne Landscape Supply, Inc. (a)	1,300	100,152
Titan Machinery, Inc. (a)	7,600	179,056
United Rentals, Inc. (a)	21,400	3,696,422
Watsco, Inc.	3,302	597,563
WESCO International, Inc. (a),(b)	7,800	483,990
WW Grainger, Inc.	699	197,307

		8,467,751

Institutional Financial Services — 0.0%
Cowen Group, Inc. Class A (a)	25	330
IntercontinentalExchange Group, Inc.	100	7,252
INTL. FCStone, Inc. (a),(b)	100	4,268
LPL Financial Holdings, Inc.	900	54,963
NASDAQ OMX Group, Inc.	900	77,598
Piper Jaffray Cos.	200	16,610
PJT Partners, Inc.	200	10,020
SEI Investments Co.	2,600	194,766

		365,807

Insurance — 0.2%
Aflac, Inc.	100	4,376
Allstate Corp.	37,801	3,583,535
Ambac Financial Group, Inc. (a)	2,700	42,336
American Equity Investment Life Holding Co.	800	23,488
AMERISAFE, Inc.	1,200	66,300
Arch Capital Group Ltd. (a)	2,700	231,093
Aspen Insurance Holdings Ltd.	17,800	798,330
Assured Guaranty Ltd.	1,300	47,060
Athene Holding Ltd. Class A (a)	1,900	90,839
Atlas Financial Holdings, Inc. (a)	300	3,105
Axis Capital Holdings Ltd.	8,600	495,102
Baldwin & Lyons, Inc. Class B	800	17,600
Brown & Brown, Inc.	1,600	40,704
Cincinnati Financial Corp.	600	44,556
Citizens, Inc. (a)	200	1,464
Crawford & Co. Class B	100	822
eHealth, Inc. (a)	4,100	58,671
Employers Holdings, Inc. (b)	3,300	133,485
Federated National Holding Co.	200	3,154
Genworth Financial, Inc. Class A (a)	4,200	11,886
Greenlight Capital Re Ltd. A Shares (a)	4,500	72,225
Hanover Insurance Group, Inc.	2,000	235,780

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Kemper Corp.	100	$5,700
Kinsale Capital Group, Inc.	1,800	92,394
Lincoln National Corp. (b)	10,900	796,354
Maiden Holdings Ltd. (b)	20,300	131,950
Mercury General Corp.	1,000	45,870
NMI Holdings, Inc. Class A (a)	15,800	261,490
Old Republic International Corp.	11,400	244,530
Principal Financial Group, Inc.	6,400	389,824
Prudential Financial, Inc.	26,600	2,754,430
RenaissanceRe Holdings Ltd.	2,200	304,722
State Auto Financial Corp. (b)	82	2,343
Torchmark Corp.	951	80,045
Trupanion, Inc. (a)	5,600	167,384
Universal Insurance Holdings, Inc.	800	25,520
Unum Group	100	4,761
Willis Towers Watson PLC	1,888	287,335

		11,600,563

Iron & Steel — 0.0%
Haynes International, Inc.	600	22,266
Northwest Pipe Co. (a)	1,200	20,760
Nucor Corp.	22,300	1,362,307
Ryerson Holding Corp. (a)	2,600	21,190
Shiloh Industries, Inc. (a)	600	5,220
SunCoke Energy, Inc. (a)	2,700	29,052
Warrior Met Coal, Inc.	24,800	694,648

		2,155,443

Leisure Products — 0.1%
Brunswick Corp.	37,500	2,227,125
Clarus Corp. (a)	2,700	18,225
Hasbro, Inc.	21,000	1,770,300
JAKKS Pacific, Inc. (a)	4,300	9,030
MCBC Holdings, Inc. (a)	5,800	146,160

		4,170,840

Machinery — 0.2%
AGCO Corp.	14,900	966,265
Briggs & Stratton Corp.	7,900	169,139
Caterpillar, Inc.	30,100	4,436,138
Columbus McKinnon Corp.	1,600	57,344
Crane Co.	300	27,822
Deere & Co.	200	31,064
Dover Corp.	4,900	481,278
Graco, Inc.	18,000	822,960
Graham Corp. (b)	1,200	25,704

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Hillenbrand, Inc.	13,800	$633,420
Hyster-Yale Materials Handling, Inc. (b)	400	27,972
ITT, Inc.	200	9,796
Lincoln Electric Holdings	13,200	1,187,340
Milacron Holdings Corp. (a)	15,400	310,156
MSA Safety, Inc.	1,800	149,832
MTS Systems Corp.	1,500	77,475
Nordson Corp.	4,800	654,432
Oshkosh Corp.	8,600	664,522
Parker-Hannifin Corp.	1,200	205,236
Regal-Beloit Corp.	1,000	73,350
Rexnord Corp. (a)	6,900	204,792
SPX FLOW, Inc. (a)	7,200	354,168
Toro Co.	17,900	1,117,855
Welbilt, Inc. (a)	1,200	23,340
Xerium Technologies, Inc. (a),(b)	1,500	9,675

		12,721,075

Manufactured Goods — 0.0%
Aegion Corp. (a),(b)	3,700	84,767
Atkore International Group, Inc. (a)	8,500	168,725
Chart Industries, Inc. (a),(b)	4,200	247,926
Core Molding Technologies, Inc.	400	7,132
DMC Global, Inc. (b)	2,100	56,175
Gibraltar Industries, Inc. (a),(b)	6,500	220,025
Global Brass & Copper Holdings, Inc.	3,400	113,730
Insteel Industries, Inc.	1,400	38,682
LB Foster Co. Class A (a)	2,300	54,165
NCI Building Systems, Inc. (a)	3,200	56,640
Rogers Corp. (a)	2,200	262,988
Valmont Industries, Inc.	2,500	365,750

		1,676,705

Media — 1.2%
ANGI Homeservices, Inc. (a)	3,846	52,229
AutoWeb, Inc. (a),(b)	4,400	13,112
Boingo Wireless, Inc. (a),(b)	13,900	344,303
Booking Holdings, Inc. (a)	9,001	18,725,590
Cars.com, Inc. (a)	21,300	603,429
CBS Corp. Class B	3,700	190,143
Central European Media Enterprises Ltd. A Shares (a)	5,200	21,840
Clear Channel Outdoor Holdings, Inc. Class A (b)	3,800	18,620
Comcast Corp. Class A	10,300	351,951
DHI Group, Inc. (a)	13,300	21,280
DISH Network Corp. Class A (a)	4,800	181,872

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Entravision Communications Corp. Class A	2,000	$9,400
GoDaddy, Inc. Class A (a)	53,400	3,279,828
GrubHub, Inc. (a)	2,000	202,940
Harte-Hanks, Inc. (a)	390	3,596
IAC/InterActiveCorp (a)	9,600	1,501,248
IMAX Corp. (a)	800	15,360
Lee Enterprises, Inc. (a)	300	585
Liberty Broadband Corp. Class A (a),(d),(b)	5,333	452,238
Liberty Broadband Corp. Class C (a),(d),(b)	13,265	1,136,678
Liberty SiriusXM Group Class A (a),(d),(b)	36,575	1,503,233
Liberty SiriusXM Group Class C (a),(d),(b)	32,973	1,346,947
Liberty TripAdvisor Holdings, Inc. Class A (a)	15,600	167,700
Marchex, Inc. Class B	2,600	7,098
Marin Software, Inc. (a)	442	2,939
Match Group, Inc. (a)	38,600	1,715,384
McClatchy Co. Class A (a)	90	833
MDC Partners, Inc. Class A (a)	1,100	7,920
Netflix, Inc. (a),(b)	81,400	24,041,490
News Corp. Class A (b)	61,700	974,860
QuinStreet, Inc. (a)	2,100	26,817
Quotient Technology, Inc. (a)	600	7,860
Rubicon Project, Inc. (a)	29,800	53,640
Shutterfly, Inc. (a)	19,400	1,576,250
Shutterstock, Inc. (a)	7,900	380,385
TechTarget, Inc. (a),(b)	1,600	31,808
Time Warner, Inc. (d),(b)	54,564	5,160,663
TiVo Corp.	7,382	100,026
Townsquare Media, Inc. Class A	100	793
Travelzoo, Inc. (a)	100	725
tronc, Inc. (a)	500	8,210
TrueCar, Inc. (a)	37,700	356,642
Twitter, Inc. (a)	42,700	1,238,727
VeriSign, Inc. (a),(b)	22,600	2,679,456
Viacom, Inc.	3,300	102,498
Web.com Group, Inc. (a)	600	10,860
World Wrestling Entertainment, Inc. Class A	300	10,803
XO Group, Inc. (a),(b)	6,200	128,650
Yelp, Inc. (a)	9,600	400,800
Zillow Group, Inc. (a)	12,618	681,372

		69,851,631

Medical Equipment & Devices — 3.1%
Accuray, Inc. (a)	3,700	18,500
Agilent Technologies, Inc. (d),(b)	248,620	16,632,678
Analogic Corp.	2,500	239,750
AngioDynamics, Inc. (a),(b)	7,200	124,200

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
AtriCure, Inc. (a)	100	$2,052
AxoGen, Inc. (a)	3,700	135,050
Baxter International, Inc. (d),(b)	527,603	34,315,299
Becton Dickinson and Co.	900	195,030
Boston Scientific Corp. (a),(d),(b)	302,697	8,269,682
Cardiovascular Systems, Inc. (a)	3,300	72,369
CareDx, Inc. (a)	2,000	15,940
Cerus Corp. (a)	1,600	8,768
ConforMIS, Inc. (a)	3,600	5,220
CONMED Corp.	300	18,999
CryoLife, Inc. (a),(b)	1,600	32,080
Cutera, Inc. (a)	3,200	160,800
CytoSorbents Corp. (a)	100	705
Danaher Corp. (d),(b)	209,380	20,500,396
Dentsply Sirona, Inc. (d)	397,516	19,999,030
Edwards Lifesciences Corp. (a),(b)	53,200	7,422,464
Fluidigm Corp. (a)	2,500	14,600
FONAR Corp. (a)	400	11,920
GenMark Diagnostics, Inc. (a)	9,000	48,960
Genomic Health, Inc. (a),(b)	800	25,032
Harvard Bioscience, Inc. (a),(b)	500	2,500
Hill-Rom Holdings, Inc.	16,500	1,435,500
Hologic, Inc. (a)	104,900	3,919,064
IDEXX Laboratories, Inc. (a)	18,700	3,578,993
Insulet Corp. (a)	19,700	1,707,596
Intuitive Surgical, Inc. (a),(d),(b)	47,030	19,415,395
Lantheus Holdings, Inc. (a)	6,500	103,350
Luminex Corp. (b)	2,700	56,889
Medtronic PLC (d)	83,740	6,625,827
Meridian Bioscience, Inc.	7,700	109,340
Mettler-Toledo International, Inc. (a)	200	115,006
MiMedx Group, Inc. (a)	3,400	23,698
OraSure Technologies, Inc. (a),(b)	400	6,756
Orthofix International NV (a)	4,000	235,120
Oxford Immunotec Global PLC (a)	700	8,715
QIAGEN NV (a)	41,976	1,356,245
RTI Surgical, Inc. (a)	7,400	34,040
SeaSpine Holdings Corp. (a)	200	2,028
STAAR Surgical Co. (a)	3,300	48,840
SurModics, Inc. (a),(b)	900	34,245
Waters Corp. (a)	100	19,865
Zimmer Holdings, Inc. (d)	337,580	36,809,723

		183,918,259

Metals & Mining — 0.1%
Alcoa Corp. (b)	92,601	4,163,341
Asanko Gold, Inc. (a)	1,800	1,800

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Encore Wire Corp. (b)	700	$39,690
Fortuna Silver Mines, Inc. (a)	4,700	24,487
Freeport-McMoRan, Inc. (a)	51,600	906,612
Golden Star Resources Ltd. (a)	6,000	3,522
Harsco Corp. (a)	7,900	163,135
HudBay Minerals, Inc.	2,000	14,200
New Gold, Inc. (a)	41,900	108,102
Newmont Mining Corp.	4,100	160,187
Royal Gold, Inc.	2,100	180,327
Silvercorp Metals, Inc.	900	2,421
Taseko Mines Ltd. (a)	4,500	5,175
Teck Resources Ltd. B Shares	69,300	1,785,168

		7,558,167

Oil, Gas & Coal — 1.1%
Abraxas Petroleum Corp. (a)	42,000	93,240
Advantage Oil & Gas Ltd. (a),(b)	4,200	12,390
Anadarko Petroleum Corp.	7,200	434,952
Arch Coal, Inc.	3,100	284,828
Baker Hughes a GE Co. (b)	107,400	2,982,498
Bellatrix Exploration Ltd. (a)	60	65
Bonanza Creek Energy, Inc. (a)	100	2,771
Cabot Oil & Gas Corp.	53,600	1,285,328
Chevron Corp. (b)	78,900	8,997,756
Cimarex Energy Co.	8,800	822,800
Civeo Corp. (a)	51,100	192,647
CNX Resources Corp. (a)	96,500	1,488,995
Concho Resources, Inc. (a)	13,700	2,059,521
Continental Resources, Inc. (a)	66,100	3,896,595
Dawson Geophysical Co. (a),(b)	840	5,662
Denbury Resources, Inc. (a)	100	274
Diamondback Energy, Inc. (a)	9,200	1,163,984
Dril-Quip, Inc. (a)	2,000	89,600
Energen Corp. (a)	24,300	1,527,498
Energy XXI Gulf Coast, Inc. (a)	11,500	44,160
EOG Resources, Inc. (b)	1,600	168,432
Era Group, Inc. (a)	300	2,805
Evolution Petroleum Corp. (b)	2,500	20,125
Exxon Mobil Corp.	31,100	2,320,371
Geospace Technologies Corp. (a)	100	987
Gran Tierra Energy, Inc. (a)	800	2,232
Gulf Island Fabrication, Inc. (b)	2,400	17,040
Hallador Energy Co.	600	4,122
Halliburton Co. (b)	208,000	9,763,520
Helmerich & Payne, Inc.	4,000	266,240
HighPoint Resources Corp. (a)	9,800	49,784

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Independence Contract Drilling, Inc. (a)	4,900	$18,522
ION Geophysical Corp. (a)	386	10,461
Marathon Petroleum Corp. (b)	119,900	8,765,889
Matador Resources Co. (a)	5,000	149,550
Matrix Service Co. (a),(b)	11,900	163,030
Midstates Petroleum Co., Inc. (a)	300	3,999
Murphy USA, Inc. (a)	5,600	407,680
NACCO Industries, Inc. Class A	100	3,285
National Oilwell Varco, Inc.	22,100	813,501
Natural Gas Services Group, Inc. (a)	1,200	28,620
Newfield Exploration Co. (a)	1,700	41,514
Newpark Resources, Inc. (a),(b)	800	6,480
Noble Energy, Inc.	24,067	729,230
NOW, Inc. (a)	17,800	181,916
Parker Drilling Co. (a)	3,200	2,032
PDC Energy, Inc. (a)	500	24,515
Peabody Energy Corp.	45,100	1,646,150
Penn Virginia Corp. (a)	900	31,536
PHI, Inc. (a)	1,200	12,288
Pioneer Energy Services Corp. (a)	8,600	23,220
Pioneer Natural Resources Co. (b)	51,600	8,863,848
Precision Drilling Corp. (a)	900	2,493
SandRidge Energy, Inc. (a)	1,000	14,510
Schlumberger Ltd.	3,300	213,774
SEACOR Holdings, Inc. (a)	100	5,110
SilverBow Resources, Inc. (a)	500	14,550
Superior Energy Services, Inc. (a)	5,500	46,365
Tidewater, Inc. (a)	2,853	81,624
TransGlobe Energy Corp. (a),(b)	800	1,072
Transocean Ltd. (a)	215,500	2,133,450
TravelCenters of America LLC (a)	4,700	16,920
VAALCO Energy, Inc. (a)	3,200	2,757
World Fuel Services Corp.	18,100	444,355

		62,905,468

Passenger Transportation — 0.2%
Copa Holdings SA Class A	8,000	1,029,040
Delta Air Lines, Inc.	36,000	1,973,160
Hawaiian Holdings, Inc. (b)	24,400	944,280
JetBlue Airways Corp. (a)	29,500	599,440
Student Transportation, Inc. (b)	3,000	22,470
United Continental Holdings, Inc. (a),(b)	122,900	8,537,863

		13,106,253

Real Estate — 0.4%
American Tower Corp.	501	72,815
AvalonBay Communities, Inc. (d),(b)	3,682	605,542
Boston Properties, Inc. (d),(b)	3,824	471,193

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
CareTrust REIT, Inc.	2,000	$26,800
CBRE Group, Inc. (a)	10,800	509,976
Colliers International Group, Inc.	1,100	76,395
CoreCivic, Inc.	17,300	337,696
Digital Realty Trust, Inc. (d)	7,217	760,527
Equinix, Inc. (d),(b)	1,826	763,524
Equity Residential (d),(b)	10,317	635,734
Essex Property Trust, Inc. (d)	3,345	805,075
Extra Space Storage, Inc.	2,000	174,720
FirstService Corp.	1,300	95,134
Forest City Realty Trust, Inc.—Class A, (REIT)	11,300	228,938
Gaming and Leisure Properties, Inc.	45	1,506
Geo Group, Inc. (The)	50	1,023
GGP, Inc. (d)	33,381	682,975
Gladstone Commercial Corp. (b)	6,300	109,242
HCP, Inc. (d)	32,196	747,913
Highwoods Properties, Inc.	9,800	429,436
Host Hotels & Resorts, Inc. (d)	37,783	704,275
Howard Hughes Corp. (a)	3,100	431,303
InfraREIT, Inc.	3,300	64,119
Investors Real Estate Trust (d)	378,788	1,965,910
JBG SMITH Properties (d),(b)	1,481	49,925
Jones Lang LaSalle, Inc. (b)	10,000	1,746,400
Liberty Property Trust	1,800	71,514
LTC Properties, Inc.	1,718	65,284
Marcus & Millichap, Inc. (a)	1,500	54,090
MedEquities Realty Trust, Inc.	4,300	45,193
MGM Growth Properties LLC Class A	101	2,681
Monmouth Real Estate Investment Corp. Class A	7,700	115,808
One Liberty Properties, Inc.	1,600	35,360
Outfront Media, Inc.	400	7,496
Prologis, Inc. (d),(b)	15,075	949,574
Public Storage (d),(b)	4,028	807,171
RE/MAX Holdings, Inc. Class A	23	1,390
Realogy Holdings Corp.	26,500	722,920
Realty Income Corp. (d)	14,624	756,500
Saul Centers, Inc.	100	5,097
SBA Communications Corp. (a),(b)	31,600	5,401,072
Simon Property Group, Inc. (d),(b)	10,920	1,685,502
Tier REIT, Inc.	100	1,848
Urstadt Biddle Properties, Inc. Class A (b)	3,500	67,550
Ventas, Inc. (d),(b)	12,206	604,563
Vornado Realty Trust (d),(b)	4,398	295,985
Weingarten Realty Investors	200	5,616
Welltower, Inc. (d),(b)	9,827	534,884
WP Carey, Inc.	100	6,199

		24,741,393

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Recreation Facilities & Services — 0.1%
Cinemark Holdings, Inc.	11,800	$444,506
Live Nation Entertainment, Inc. (a)	53,600	2,258,704
Madison Square Garden Co. (The) (a)	2,500	614,500
Marcus Corp.	1,400	42,490
Planet Fitness, Inc. Class A (a)	5,200	196,404
Speedway Motorsports, Inc. (b)	1,200	21,384

		3,577,988

Renewable Energy — 0.0%
Advanced Energy Industries, Inc. (a)	200	12,780
Ameresco, Inc. Class A (a),(b)	3,000	39,000
Canadian Solar, Inc. (a)	200	3,254
Renewable Energy Group, Inc. (a),(b)	6,100	78,080
SolarEdge Technologies, Inc. (a)	12,600	662,760
Sunrun, Inc. (a)	6,000	53,580
TPI Composites, Inc. (a)	500	11,225

		860,679

Retail—Consumer Staples — 0.8%
Costco Wholesale Corp.	68,000	12,813,240
Dollar General Corp.	1,700	159,035
Dollar Tree, Inc. (a),(b)	107,100	10,163,790
Five Below, Inc. (a)	33,200	2,434,888
Ingles Markets, Inc. Class A	5,200	176,020
Kroger Co.	77,400	1,852,956
Natural Grocers by Vitamin Cottage, Inc. (a)	1,600	11,456
Rite Aid Corp. (a)	5,200	8,736
Smart & Final Stores, Inc. (a)	5,900	32,745
Sprouts Farmers Market, Inc. (a)	37,300	875,431
Target Corp.	287,500	19,961,125
Village Super Market, Inc. Class A	1,200	31,644
Weis Markets, Inc.	100	4,098

		48,525,164

Retail—Discretionary — 1.7%
1-800-Flowers.com, Inc. Class A (a)	2,500	29,500
Abercrombie & Fitch Co. Class A	700	16,947
Amazon.com, Inc. (a)	7,500	10,855,050
American Eagle Outfitters, Inc.	11,800	235,174
At Home Group, Inc. (a)	800	25,632
Avis Budget Group, Inc. (a)	48,500	2,271,740
Barnes & Noble Education, Inc. (a)	8,500	58,565
Bassett Furniture Industries, Inc. (b)	900	27,315
Bed Bath & Beyond, Inc.	75,700	1,588,943
Best Buy Co., Inc. (b)	169,200	11,842,308

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Boot Barn Holdings, Inc. (a)	2,200	$39,006
Burlington Stores, Inc. (a),(b)	40,600	5,405,890
CarMax, Inc. (a)	800	49,552
Christopher & Banks Corp. (a)	100	107
Citi Trends, Inc. (b)	4,700	145,277
Container Store Group, Inc. (a)	1,800	9,792
Destination XL Group, Inc. (a)	2,499	4,373
Dick's Sporting Goods, Inc.	49,600	1,738,480
DSW, Inc. Class A	17,000	381,820
eBay, Inc. (a)	224,500	9,033,880
Etsy, Inc. (a)	72,900	2,045,574
EVINE Live, Inc. (a),(b)	1,700	1,734
Express, Inc. (a)	13,700	98,092
Ezcorp, Inc. Class A (a)	7,100	93,720
Floor & Decor Holdings, Inc. Class A (a)	4,400	229,328
Foot Locker, Inc.	72,700	3,310,758
Gap, Inc.	17,200	536,640
Genesco, Inc. (a)	10,400	422,240
Genuine Parts Co.	25,000	2,246,000
Kirkland's, Inc. (a),(b)	7,100	68,799
Kohl's Corp. (b)	100,900	6,609,959
Lands' End, Inc. (a)	800	18,680
Liquidity Services, Inc. (a),(b)	4,300	27,950
Lowe's Cos., Inc. (b)	800	70,200
Lululemon Athletica, Inc. (a)	75,400	6,719,648
Monro Muffler Brake, Inc.	400	21,440
Nordstrom, Inc.	32,300	1,563,643
O'Reilly Automotive, Inc. (a)	400	98,952
Qurate Retail, Inc. (a)	97,534	2,454,931
Ross Stores, Inc. (b)	91,000	7,096,180
Sears Hometown and Outlet Stores, Inc. (a)	100	300
Shoe Carnival, Inc.	1,200	28,560
Sleep Number Corp. (a)	1,100	38,665
Stein Mart, Inc. (b)	4,400	6,688
Tapestry, Inc.	27,800	1,462,558
Tile Shop Holdings, Inc.	31,200	187,200
Tilly's, Inc. Class A	5,600	63,280
TJX Cos., Inc.	158,900	12,959,884
Tuesday Morning Corp. (a)	6,200	24,490
Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,272	464,101
Urban Outfitters, Inc. (a)	64,900	2,398,704
Vera Bradley, Inc. (a)	7,900	83,819
Vitamin Shoppe, Inc. (a)	5,500	23,925
Wayfair, Inc. Class A (a)	30,600	2,066,418
Williams-Sonoma, Inc.	50,200	2,648,552

		99,950,963

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Semiconductors — 1.3%
Alpha & Omega Semiconductor Ltd. (a),(b)	3,800	$58,710
Amkor Technology, Inc. (a),(b)	52,500	531,825
Amtech Systems, Inc. (a)	500	3,660
Axcelis Technologies, Inc. (a)	17,550	431,730
Cabot Microelectronics Corp.	3,400	364,174
CEVA, Inc. (a),(b)	3,200	115,840
Cirrus Logic, Inc. (a)	4,700	190,961
Cohu, Inc. (b)	9,800	223,538
Cypress Semiconductor Corp.	11,270	191,139
Data I/O Corp. (a)	100	744
Diodes, Inc. (a)	8,100	246,726
DSP Group, Inc. (a),(b)	2,400	28,320
Entegris, Inc.	32,600	1,134,480
FormFactor, Inc. (a)	3,561	48,608
Intel Corp. (b)	459,419	23,926,542
KLA-Tencor Corp. (b)	57,800	6,300,778
Lam Research Corp.	9,964	2,024,286
Lattice Semiconductor Corp. (a)	42,800	238,396
M/A-COM Technology Solutions Holdings, Inc. (a)	8,132	134,991
Marvell Technology Group Ltd.	103,700	2,177,700
Maxim Integrated Products, Inc.	50,200	3,023,044
Maxwell Technologies, Inc. (a)	700	4,151
Microchip Technology, Inc.	24	2,193
Micron Technology, Inc. (a)	408,000	21,273,120
Nanometrics, Inc. (a)	7,000	188,300
ON Semiconductor Corp. (a)	38,035	930,336
Photronics, Inc. (a),(b)	24,800	204,600
Pixelworks, Inc. (a)	8,700	33,669
Qualcomm, Inc.	98,400	5,452,344
Rambus, Inc. (a)	38,700	519,741
Rudolph Technologies, Inc. (a),(b)	8,700	240,990
Semtech Corp. (a)	2,600	101,530
Sigma Designs, Inc. (a)	2,600	16,120
SMART Global Holdings, Inc. (a)	6,300	313,992
Synaptics, Inc. (a)	20,600	942,038
Teradyne, Inc. (b)	99,000	4,525,290
Universal Display Corp.	11,200	1,131,200
Veeco Instruments, Inc. (a)	16,230	275,910
Vishay Intertechnology, Inc.	1,000	18,600
Xcerra Corp. (a)	32,900	383,285
Xilinx, Inc.	5,600	404,544
Xperi Corp.	3,300	69,795

		78,427,940

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Software — 1.2%
2U, Inc. (a)	900	$75,627
Agilysys, Inc. (a),(b)	900	10,728
Amber Road, Inc. (a)	3,200	28,480
Appfolio, Inc. (a)	6,000	245,100
Apptio, Inc. Class A (a)	18,000	510,120
Aspen Technology, Inc. (a)	1,000	78,890
Autodesk, Inc. (a)	13,200	1,657,656
Avid Technology, Inc. (a)	6,500	29,510
Black Knight, Inc. (a)	5,200	244,920
Blackline, Inc. (a)	1,200	47,052
Brightcove, Inc. (a)	8,100	56,295
CA, Inc.	12,300	416,970
Cadence Design Systems, Inc. (a)	18,800	691,276
Calix, Inc. (a),(b)	4,200	28,770
CDK Global, Inc.	29,701	1,881,261
Cerner Corp. (a)	65,500	3,799,000
ChannelAdvisor Corp. (a)	3,100	28,210
Citrix Systems, Inc. (a)	9,400	872,320
Cloudera, Inc. (a)	28,800	621,504
CommerceHub, Inc. (a)	3,300	74,217
Cotiviti Holdings, Inc. (a)	300	10,332
Coupa Software, Inc. (a)	29,900	1,364,038
Digi International, Inc. (a),(b)	3,500	36,050
Digital Turbine, Inc. (a)	2,600	5,226
Envestnet, Inc. (a)	200	11,460
Everbridge, Inc. (a)	2,000	73,200
FireEye, Inc. (a)	20,100	340,293
Five9, Inc. (a)	19,300	574,947
Fortinet, Inc. (a)	52,600	2,818,308
Hortonworks, Inc. (a)	7,800	158,886
HubSpot, Inc. (a)	6,400	693,120
Immersion Corp. (a)	600	7,170
Imperva, Inc. (a)	1,200	51,960
InnerWorkings, Inc. (a),(b)	10,700	96,835
Instructure, Inc. (a)	8,400	354,060
KEYW Holding Corp. (The) (a)	800	6,288
Limelight Networks, Inc. (a),(b)	32,900	135,219
LivePerson, Inc. (a)	6,400	104,640
Microsoft Corp.	37,100	3,386,117
MicroStrategy, Inc. Class A (a),(b)	3,100	399,869
Mimecast Ltd. (a)	4,400	155,892
MINDBODY, Inc. Class A (a)	18,200	707,980
Model N, Inc. (a),(b)	9,600	173,280
Monotype Imaging Holdings, Inc. (b)	2,200	49,390
MuleSoft, Inc. Class A (a)	31,200	1,372,176

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
New Relic, Inc. (a)	20,600	$1,526,872
Nuance Communications, Inc. (a)	16,500	259,875
Okta, Inc. (a)	20,500	816,925
Palo Alto Networks, Inc. (a),(b)	55,100	10,001,752
PDF Solutions, Inc. (a),(b)	4,600	53,636
Pegasystems, Inc.	2,300	139,495
Proofpoint, Inc. (a)	25,100	2,852,615
PROS Holdings, Inc. (a)	1,400	46,214
Q2 Holdings, Inc. (a)	500	22,775
QAD, Inc. Class A (b)	1,400	58,310
Quality Systems, Inc. (a)	5,600	76,440
Rapid7, Inc. (a)	11,400	291,498
Red Hat, Inc. (a)	4,300	642,893
Ribbon Communications, Inc. (a)	8,500	43,350
Rosetta Stone, Inc. (a)	6,700	88,105
SailPoint Technologies Holding, Inc. (a)	800	16,552
Seachange International, Inc. (a)	10,700	28,997
ServiceNow, Inc. (a),(b)	51,800	8,570,310
Splunk, Inc. (a)	39,500	3,886,405
SPS Commerce, Inc. (a)	5,200	333,164
Synchronoss Technologies, Inc. (a)	24,300	256,365
Tableau Software, Inc. Class A (a)	13,400	1,082,988
Twilio, Inc. (a)	42,100	1,607,378
Upland Software, Inc. (a)	500	14,395
Varonis Systems, Inc. (a)	8,700	526,350
VASCO Data Security International, Inc. (a)	700	9,065
Veeva Systems, Inc. Class A (a)	2,500	182,550
VMware, Inc. Class A (a),(b)	37,900	4,596,133
Workday, Inc. Class A (a),(b)	50,700	6,444,477
Workiva, Inc. (a)	7,500	177,750
Zendesk, Inc. (a)	26,100	1,249,407
Zynga, Inc. Class A (a)	387,600	1,418,616

		71,806,299

Specialty Finance — 0.7%
AG Mortgage Investment Trust, Inc.	7,400	128,538
AGNC Investment Corp. (b)	195,238	3,693,903
Alliance Data Systems Corp.	29	6,173
American Express Co. (d)	124,381	11,602,260
Annaly Capital Management, Inc.	51,800	540,274
Anworth Mortgage Asset Corp.	3,800	18,240
Arbor Realty Trust, Inc. (b)	29,400	259,308
Ares Commercial Real Estate Corp.	300	3,705
Capital One Financial Corp. (d)	91,971	8,812,661
Cardtronics PLC (a)	17,500	390,425
Consumer Portfolio Services, Inc. (a),(b)	1,400	5,278

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Dynex Capital, Inc.	23,700	$157,131
Essent Group Ltd. (a)	18,400	783,104
Everi Holdings, Inc. (a)	16,700	109,719
Fidelity National Information Services, Inc.	35,900	3,457,170
First American Financial Corp.	100	5,868
First Data Corp. Class A (a)	178,300	2,852,800
Fiserv, Inc. (a)	24,800	1,768,488
FleetCor Technologies, Inc. (a)	100	20,250
Global Payments, Inc.	6,366	709,936
Great Ajax Corp.	300	4,065
Green Dot Corp. Class A (a)	5,600	359,296
HFF, Inc. Class A	300	14,910
LendingTree, Inc. (a)	4,000	1,312,600
Liberty Tax, Inc.	300	3,030
MasterCard, Inc. Class A	5,800	1,015,928
MFA Financial, Inc.	53,200	400,596
MTGE Investment Corp.	18,000	322,200
Navient Corp.	600	7,872
NewStar Financial, Inc. (a),(e)	100	0
R1 RCM, Inc. (a)	1,800	12,852
Redwood Trust, Inc.	1,600	24,752
Starwood Property Trust, Inc.	7,100	148,745
Total System Services, Inc.	21,100	1,820,086
TPG RE Finance Trust, Inc.	3,900	77,571
Visa, Inc. A Shares	6,400	765,568
Western Union Co.	29,500	567,285
WEX, Inc. (a)	3,700	579,494
World Acceptance Corp. (a)	400	42,120

		42,804,201

Technology Services — 0.3%
Amdocs Ltd.	20,400	1,361,088
Automatic Data Processing, Inc.	13,200	1,497,936
Black Box Corp.	4,100	8,200
CDW Corp.	4,800	337,488
Conduent, Inc. (a)	121,100	2,257,304
Convergys Corp.	24,000	542,880
CPI Card Group, Inc.	320	965
CSG Systems International, Inc.	100	4,529
Dell Technologies, Inc.—VMware, Inc. Class V (a)	3,400	248,914
Dun & Bradstreet Corp.	2,600	304,200
DXC Technology Co.	1	100
Engility Holdings, Inc. (a)	1,100	26,840
Equifax, Inc. (b)	28,900	3,404,709
Evertec, Inc.	800	13,080
FactSet Research Systems, Inc.	200	39,884

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Forrester Research, Inc.	200	$8,290
Genpact Ltd. (b)	15,000	479,850
ICF International, Inc.	1,400	81,830
International Business Machines Corp.	27,600	4,234,668
Luxoft Holding, Inc. (a)	7,800	319,410
ManTech International Corp. Class A	1,500	83,205
Moody's Corp.	1,200	193,560
MSCI, Inc.	100	14,947
NIC, Inc.	4,600	61,180
Perficient, Inc. (a)	6,100	139,812
PFSweb, Inc. (a)	1,200	10,488
S&P Global, Inc.	1,200	229,272
Sabre Corp. (b)	102,500	2,198,625
ServiceSource International, Inc. (a)	22,300	84,963
Syntel, Inc. (a)	14,000	357,420
TransUnion (a)	12,400	704,072
Travelport Worldwide Ltd.	5,300	86,602
TTEC Holdings	600	18,420
Verisk Analytics, Inc. (a)	9,400	977,600
WageWorks, Inc. (a)	600	27,120

		20,359,451

Telecommunications — 0.2%
8x8, Inc. (a)	600	11,190
AT&T, Inc.	58,581	2,088,412
EchoStar Corp. Class A (a)	1,200	63,324
Fusion Telecommunications International, Inc. (a)	400	1,292
GCI Liberty, Inc. Class A (a)	31	1,639
Hawaiian Telcom Holdco, Inc. (a),(b)	400	10,672
IDT Corp. Class B (b)	2,200	13,794
Internap Corp. (a)	3,700	40,700
RigNet, Inc. (a)	600	8,160
RingCentral, Inc. Class A (a)	26,800	1,701,800
Spok Holdings, Inc. (b)	2,100	31,395
T-Mobile US, Inc. (a)	81,900	4,999,176
Telephone & Data Systems, Inc.	600	16,818
Zix Corp. (a),(b)	10,400	44,408

		9,032,780

Transportation & Logistics — 0.2%
Air Transport Services Group, Inc. (a),(b)	17,200	401,104
ArcBest Corp.	6,700	214,735
Covenant Transportation Group, Inc. Class A (a)	1,300	38,779
CSX Corp.	14,100	785,511
Eagle Bulk Shipping, Inc. (a)	9,085	44,971
Genco Shipping & Trading Ltd. (a)	1,100	15,642

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Genesee & Wyoming, Inc. (a)	900	$63,711
JB Hunt Transport Services, Inc.	7,200	843,480
Kansas City Southern	27,900	3,064,815
Kirby Corp. (a)	1,000	76,950
Marten Transport Ltd.	7,033	160,352
Matson, Inc.	100	2,864
Norfolk Southern Corp.	13,700	1,860,186
Roadrunner Transportation Systems, Inc. (a)	5,100	12,954
Ryder System, Inc. (b)	21,800	1,586,822
Saia, Inc. (a),(b)	900	67,635
Schneider National, Inc.—Class B	700	18,242
Steel Connect, Inc. (a),(b)	2,100	4,452
USA Truck, Inc. (a),(b)	3,400	86,666

		9,349,871

Transportation Equipment — 0.2%
Allison Transmission Holdings, Inc. (b)	71,000	2,773,260
American Railcar Industries, Inc.	1,100	41,151
Blue Bird Corp. (a)	2,700	63,990
Commercial Vehicle Group, Inc. (a)	9,500	73,625
Cummins, Inc. (b)	31,500	5,105,835
Meritor, Inc. (a)	17,700	363,912
PACCAR, Inc. (b)	46,100	3,050,437
Spartan Motors, Inc.	4,300	73,960
Trinity Industries, Inc.	200	6,526
WABCO Holdings, Inc. (a)	6,000	803,220

		12,355,916

Utilities — 0.2%
AES Corp.	7,200	81,864
American Electric Power Co., Inc.	300	20,577
CenterPoint Energy, Inc.	149,600	4,099,040
Consolidated Water Co. Ltd.	1,600	23,280
Dominion Resources, Inc.	6,600	445,038
Exelon Corp.	200	7,802
Just Energy Group, Inc.	3,600	15,840
NRG Energy, Inc.	137,200	4,188,716
PG&E Corp.	41,700	1,831,881
Pinnacle West Capital Corp.	300	23,940
Portland General Electric Co.	12,900	522,579
Public Service Enterprise Group, Inc.	31,000	1,557,440
WEC Energy Group, Inc.	29	1,818
Xcel Energy, Inc.	2,500	113,700

		12,933,515

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Waste & Environmental Services & Equipment — 0.1%
Advanced Disposal Services, Inc. (a)	19,300	$430,004
Advanced Emissions Solutions, Inc.	100	1,142
Casella Waste Systems, Inc. Class A (a),(b)	12,500	292,250
Ceco Environmental Corp.	4,100	18,245
Heritage-Crystal Clean, Inc. (a)	1,000	23,550
Republic Services, Inc.	3,900	258,297
Stericycle, Inc. (a)	6,600	386,298
Waste Connections, Inc.	8,734	626,577
Waste Management, Inc.	35,300	2,969,436

		5,005,799

Total North America		1,594,502,085

Oceania — 0.0%
Software — 0.0%
Atlassian Corp. PLC Class A (a)	32,100	1,730,832

Total Oceania		1,730,832

South America — 0.1%
Banking — 0.1%
Credicorp Ltd.	11,300	2,565,552

Chemicals — 0.0%
Sociedad Quimica y Minera de Chile SA ADR	7,700	378,455

Consumer Products — 0.0%
Adecoagro SA (a)	19,400	145,888
AMBEV SA ADR	600	4,362

		150,250

Gaming, Lodging & Restaurants — 0.0%
Arcos Dorados Holdings, Inc. A Shares	24,400	223,260

Iron & Steel — 0.0%
Gerdau SA ADR	20,100	93,666

Passenger Transportation — 0.0%
Avianca Holdings SA ADR	3,233	27,384
Azul SA ADR (a)	4,000	139,000
Gol Linhas Aereas Inteligentes SA ADR (a)	1,250	16,237

		182,621

Utilities — 0.0%
Cia Energetica de Minas Gerais ADR (b)	34,400	88,752

Total South America		3,682,556

TOTAL COMMON STOCK (COST $1,680,285,702)		1,720,873,905

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
PREFERRED STOCK — 3.5%
Asia — 3.5%
Financial Services — 3.5%
Mandatory Exchangeable Trust, 5.75%, 06/03/19 (q),(b),(d)	1,015,016	$209,658,152

Total Asia		209,658,152

TOTAL PREFERRED STOCK (COST $173,407,605)		209,658,152

Security Description	Principal Amount	Value

ASSET-BACKED SECURITIES — 5.1%
North America — 5.1%
ACIS CLO Ltd., Series 2015-6A, Class D, 3 mo. USD LIBOR + 3.77%, 5.54%, 05/01/27 (d),(f),(g)	$2,000,000	1,997,154
Adams Mill CLO Ltd., Series 2014-1A, Class D1, 3 mo. USD LIBOR + 3.50%, 5.22%, 07/15/26 (d),(f),(g)	4,750,000	4,739,882
Allegro CLO Ltd.,
Series 2013-1A, Class C, 3 mo. USD LIBOR + 3.45%, 5.22%, 01/30/26 (d),(f),(g)	5,000,000	4,991,310
Series 2015-1A, Class DR, 4.40%, 07/25/27 (d),(f),(g)	1,000,000	998,216
Allegro Ltd., 3 mo. USD LIBOR + 3.85%, 5.59%, 01/21/27 (d),(f),(g)	1,900,000	1,896,747
ALM Loan Funding, Series 2013-7RA, Class CR, 3 mo. USD LIBOR + 4.04%, 5.76%, 10/15/28 (d),(f),(g)	1,000,000	1,030,392
Apidos CLO, Series 2014-18A, Class D, 3 mo. USD LIBOR + 5.20%, 6.94%, 07/22/26 (d),(f),(g)	3,600,000	3,589,805
Atlas Senior Loan Fund V Ltd., Series 2014-1A, Class DR2, 3 mo. USD LIBOR + 4.00%, 5.72%, 07/16/29 (d),(f),(g)	2,000,000	2,039,334
Avery Point CLO Ltd., Series 2014-5A, Class DR, 4.83%, 07/17/26 (d),(f),(g)	1,000,000	998,215
Babson CLO Ltd., Series 2013-IA, Class DR, 4.29%, 01/20/28 (d),(f),(g)	2,000,000	1,996,222
Battalion CLO Ltd., Series 2016-10A, Class C, 3 mo. USD LIBOR + 4.25%, 5.99%, 01/24/29 (d),(f),(g)	7,500,000	7,589,685
Bear Stearns Asset-Backed Securities Trust,
Series 2007-1, Class A2, 1 mo. USD LIBOR + 0.28%, 2.15%, 01/25/37 (d),(g)	1,513,770	1,482,889

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Principal Amount	Value
Series 2007-2, Class A2, 1 mo. USD LIBOR + 0.32%, 2.19%, 01/25/47 (d),(g)	$2,566,807	$2,482,767
BlueMountain CLO Ltd., Series 2015-3A, Class D, 3 mo. USD LIBOR + 5.25%, 6.99%, 10/20/27 (d),(f),(g)	3,900,000	3,900,000
Brookside Mill CLO Ltd., Series 2013-1A, Class DR, 4.35%, 01/17/28 (d),(f),(g)	4,000,000	3,999,144
Carlyle Global Market Strategies CLO Ltd.,
1.00%, 04/17/31 (d),(g),(f)	3,000,000	3,000,000
Series 2013-3A, Class CR, 4.17%, 10/15/30 (d),(f),(g)	1,000,000	994,727
Series 2014-1A, Class D, 3 mo. USD LIBOR + 3.45%, 5.18%, 04/17/25 (d),(f),(g)	1,700,000	1,696,539
Series 2014-2A, Class D, 3 mo. USD LIBOR + 3.50%, 5.34%, 05/15/25 (d),(f),(g)	1,900,000	1,898,830
Series 2014-4A, Class E, 3 mo. USD LIBOR + 5.20%, 6.92%, 10/15/26 (d),(f),(g)	1,500,000	1,495,320
Catamaran CLO Ltd.,
Series 2013-1A, Class DR, 4.31%, 01/27/28 (d),(f),(g)	2,000,000	1,997,084
Series 2014-1A, Class CR, 5.17%, 04/22/30 (d),(f),(g)	3,100,000	3,136,688
Series 2015-1A, Class DR, 4.54%, 04/22/27 (d),(f),(g)	1,000,000	1,000,705
Series 2015-1A, Class E, 3 mo. USD LIBOR + 5.15%, 6.89%, 04/22/27 (d),(f),(g)	1,000,000	996,579
Series 2015-1X, Class E, 3 mo. USD LIBOR + 5.15%, 6.89%, 04/22/27 (d),(g)	1,000,000	996,579
CIFC Funding Ltd.,
Series 2013-1A, Class DR, 3 mo. USD LIBOR + 6.65%, 8.37%, 07/16/30 (d),(f),(g)	1,000,000	1,011,586
Series 2014-4A, Class D, 3 mo. USD LIBOR + 3.40%, 5.13%, 10/17/26 (d),(f),(g)	1,200,000	1,197,558
Series 2015-4A, Class D, 3 mo. USD LIBOR + 5.50%, 7.24%, 10/20/27 (d),(f),(g)	1,000,000	1,000,594
Covenant Credit Partners CLO Ltd.,
Series 2014-2A, Class D, 3 mo. USD LIBOR + 3.65%, 5.38%, 10/17/26 (d),(f),(g)	6,000,000	5,990,148
Series 2017-1A, Class D, 5.47%, 10/15/29 (d),(f),(g)	2,000,000	2,030,674
Credit Suisse Mortgage Trust,
Series 2015-RPL3, Class A1, 3.75%, 12/25/56 (d),(f),(h)	5,492,371	5,529,440
Series 2015-RPL5, Class A1, 3.80%, 11/26/55 (d),(f),(b)	29,208,221	29,167,037

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Principal Amount	Value
Denali Capital CLO Ltd., Series 2013-1A, Class B2LR, 6.50%, 10/26/27 (d),(f),(g)	$1,000,000	$984,876
Drive Auto Receivables Trust,
Series 2015-AA, Class D, 4.12%, 07/15/22 (d),(f),(b)	5,300,000	5,379,813
Series 2015-DA, Class D, 4.59%, 01/17/23 (d),(f)	2,500,000	2,553,050
Dryden Senior Loan Fund, Series 2014-36A, Class DR, 3 mo. USD LIBOR + 4.24%, 5.96%, 01/15/28 (d),(f),(g)	5,000,000	5,075,845
DT Auto Owner Trust,
Series 2015-1A, Class D, 4.26%, 02/15/22 (d),(f)	903,693	910,574
Series 2015-3A, Class D, 4.53%, 10/17/22 (d),(f)	3,160,000	3,206,013
Series 2016-1A, Class D, 4.66%, 12/15/22 (d),(f)	3,000,000	3,051,636
Exeter Automobile Receivables Trust,
Series 2014-1A, Class D, 5.53%, 02/16/21 (d),(f),(b)	2,923,970	2,962,952
Series 2014-2A, Class D, 4.93%, 12/15/20 (d),(f)	2,700,000	2,740,054
Series 2016-3A, Class C, 4.22%, 06/15/22 (d),(f)	2,000,000	2,018,678
Flagship Credit Auto Trust, Series 2015-2, Class C, 4.08%, 12/15/21 (d),(f)	1,800,000	1,821,064
Gallatin Loan Management, 4.97%, 07/15/27 (d),(f),(g)	2,000,000	2,020,886
Garrison Funding Ltd., Series 2015-1A, Class CR, 5.84%, 09/21/29 (d),(f),(g)	2,000,000	2,029,966
Greywolf CLO Ltd.,
Series 2014-1A, Class CR, 3 mo. USD LIBOR + 3.20%, 4.94%, 04/22/26 (d),(f),(g)	5,000,000	4,991,770
Series 2014-1A, Class D, 3 mo. USD LIBOR + 5.10%, 6.84%, 04/22/26 (d),(f),(g)	6,300,000	6,287,929
Jamestown CLO Ltd.,
Series 2014-4A, Class CR, 4.37%, 07/15/26 (d),(f),(g)	5,000,000	4,987,620
Series 2015-7A, Class CR, 4.35%, 07/25/27 (d),(f),(g)	5,500,000	5,487,311
JMP Credit Advisors CLO IIIR Ltd., Series 2014-1RA, Class D, 4.32%, 01/17/28 (d),(f),(g)	5,310,000	5,283,068
KVK CLO Ltd., Series 2015-1A, Class D, 3 mo. USD LIBOR + 4.00%, 5.88%, 05/20/27 (d),(f),(g)	1,250,000	1,249,345

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Principal Amount	Value
Madison Park Funding Ltd.,
Series 2012-10A, Class DR, 3 mo. USD LIBOR + 4.20%, 5.94%, 01/20/29 (d),(f),(g)	$1,000,000	$1,015,918
Series 2014-14A, Class DR, 3 mo. USD LIBOR + 3.25%, 4.99%, 07/20/26 (d),(f),(g)	1,000,000	1,000,434
Series 2018-30A, Class D, 1.00%, 04/15/29 (d),(f),(g)	4,605,000	4,605,000
Mountain View CLO Ltd., Series 2015-10A, Class DR, 4.37%, 10/13/27 (d),(f),(g)	2,500,000	2,502,512
Nationstar HECM Loan Trust,
Series 2017-1A, Class M2, 4.70%, 05/25/27 (d),(f)	1,480,000	1,476,251
Series 2017-2A, Class M2, 3.97%, 09/25/27 (d),(f),(g)	4,070,000	4,052,576
Nelder Grove CLO Ltd., Series 2014-1A, Class D1R, 3 mo. USD LIBOR + 4.10%, 6.08%, 08/28/26 (d),(f),(g)	3,000,000	2,998,977
Northwoods Capital Ltd.,
Series 2014-11A, Class E, 3 mo. USD LIBOR + 4.50%, 6.22%, 04/15/25 (d),(f),(g)	2,000,000	1,992,752
Series 2014-12A, Class DR, 3 mo. USD LIBOR + 3.60%, 5.19%, 09/15/25 (d),(f),(g)	3,000,000	3,003,135
NYMT Residential LLC, Series 2016-RP1A, Class A, 4.00%, 03/25/21 (d),(f)	2,223,535	2,229,801
Oaktree CLO Ltd.,
Series 2014-2A, Class D, 3 mo. USD LIBOR + 5.25%, 6.99%, 10/20/26 (d),(f),(g)	4,500,000	4,483,912
Series 2015-1A, Class DR, 6.94%, 10/20/27 (d),(f),(g)	2,500,000	2,500,870
Ocean Trails CLO,
Series 2014-5A, Class DR, 3 mo. USD LIBOR + 3.60%, 5.32%, 10/13/26 (d),(f),(g)	1,250,000	1,247,528
Series 2014-5A, Class E, 3 mo. USD LIBOR + 5.35%, 7.07%, 10/13/26 (d),(f),(g)	2,000,000	1,993,210
Octagon Investment Partners Ltd.,
Series 2013-1A, Class CR, 3 mo. USD LIBOR + 3.48%, 5.33%, 12/16/24 (d),(f),(g)	1,000,000	998,997
Series 2014-1A, Class D, 3 mo. USD LIBOR + 6.60%, 8.43%, 11/14/26 (d),(f),(g)	2,000,000	2,000,730
OFSI Fund Ltd.,
Series 2013-5A, Class B2L, 3 mo. USD LIBOR + 5.25%, 6.98%, 04/17/25 (d),(f),(g)	1,900,000	1,894,317
Series 2014-6A, Class CR, 4.23%, 03/20/25 (d),(f),(g)	5,000,000	5,000,700
Series 2014-7A, Class DR, 4.93%, 10/18/26 (d),(f),(g)	2,000,000	1,995,538

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Principal Amount	Value
OHA Credit Partners Ltd., Series 2013-9A, Class E, 3 mo. USD LIBOR + 5.00%, 6.74%, 10/20/25 (d),(f),(g)	$1,503,000	$1,499,197
OHA Loan Funding Ltd., Series 2013-1A, Class E, 3 mo. USD LIBOR + 5.15%, 6.89%, 07/23/25 (d),(f),(g)	3,594,000	3,597,626
OneMain Financial Issuance Trust,
Series 2015-1A, Class D, 6.63%, 03/18/26 (d),(f)	1,500,000	1,512,590
Series 2016-2A, Class C, 5.67%, 03/20/28 (d),(f)	3,500,000	3,553,711
Series 2017-1A, Class D, 4.52%, 09/14/32 (d),(f)	3,500,000	3,485,741
OZLM Funding Ltd., Series 2012-2A, Class CR, 3 mo. USD LIBOR + 4.00%, 5.77%, 10/30/27 (d),(f),(g)	1,500,000	1,499,417
OZLM Ltd.,
Series 2014-8A, Class CR, 3 mo. USD LIBOR + 3.40%, 5.13%, 10/17/26 (d),(f),(g)	2,250,000	2,246,074
Series 2015-12A, Class C, 3 mo. USD LIBOR + 3.70%, 5.47%, 04/30/27 (d),(f),(g)	1,500,000	1,498,751
Series 2015-12A, Class D, 3 mo. USD LIBOR + 5.40%, 7.17%, 04/30/27 (d),(f),(g)	7,000,000	6,956,250
Series 2015-13A, Class D, 3 mo. USD LIBOR + 5.45%, 7.22%, 07/30/27 (d),(f),(g)	1,100,000	1,099,203
Parallel Ltd., Series 2015-1A, Class DR, 4.29%, 07/20/27 (d),(f),(g)	5,000,000	5,000,625
Sound Harbor Loan Fund Ltd., Series 2014-1A, Class CR, 3 mo. USD LIBOR + 3.90%, 5.67%, 10/30/26 (d),(f),(g)	7,500,000	7,492,380
Sound Point CLO Ltd., Series 2014-1A, Class D, 3 mo. USD LIBOR + 3.40%, 5.13%, 04/18/26 (d),(f),(g)	1,200,000	1,197,967
Thacher Park CLO Ltd., Series 2014-1A, Class E2, 3 mo. USD LIBOR + 6.00%, 7.74%, 10/20/26 (d),(f),(g)	1,000,000	997,711
THL Credit Wind River CLO Ltd.,
Series 2014-1A, Class E, 3 mo. USD LIBOR + 4.95%, 6.68%, 04/18/26 (d),(f),(g)	4,250,000	4,202,918
Series 2014-3A, Class DR, 3 mo. USD LIBOR + 3.35%, 5.09%, 01/22/27 (d),(f),(g)	4,000,000	3,994,116
TICP CLO Ltd.,
Series 2014-2A, Class C, 3 mo. USD LIBOR + 3.30%, 5.04%, 07/20/26 (d),(f),(g)	1,500,000	1,497,120
Series 2016-6A, Class D, 3 mo. USD LIBOR + 4.20%, 5.92%, 01/15/29 (d),(f),(g)	1,000,000	1,012,089

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Principal Amount	Value
Series 2018-IIA, Class C, 1.00%, 04/20/28 (d),(f),(g)	$1,500,000	$1,500,000
TruPS Financials Note Securitization Ltd., Series 2017-1A, Class B, 3 mo. USD LIBOR + 5.10%, 6.46%, 04/20/38 (d),(f),(g),(e)	3,000,000	2,895,000
Venture CDO Ltd., Series 2014-19A, Class D, 3 mo. USD LIBOR + 4.00%, 5.72%, 01/15/27 (d),(f),(g),(b)	2,500,000	2,496,385
Venture CLO Ltd.,
Series 2013-14A, Class DR, 5.98%, 08/28/29 (d),(f),(g)	4,000,000	4,055,972
Series 2014-16A, Class DRR, 4.23%, 01/15/28 (d),(f),(g)	4,000,000	4,000,908
Series 2014-18A, Class DR, 4.82%, 10/15/29 (d),(f),(g)	1,000,000	1,003,430
Vericrest Opportunity Loan Trust,
Series 2015-NP12, Class A1, 3.88%, 09/25/45 (d),(f)	1,575,684	1,574,333
Series 2017-NPL4, Class A1, 3.38%, 04/25/47 (d),(f)	971,239	972,416
Series 2017-NPL6 SEQ, Class A1, 3.25%, 05/25/47 (d),(f)	624,450	623,970
Series 2017-NPL7 SEQ, Class A1, 3.25%, 06/25/47 (d),(f)	899,733	895,794
Series 2017-NPL9 SEQ, Class A1, 3.13%, 09/25/47 (d),(f)	1,771,372	1,760,850
Vericrest Opportunity Loan Trust LLC, Series 2017-NP11 SEQ, Class A1, 3.38%, 10/25/47 (d),(f)	2,731,916	2,727,982
Vibrant CLO Ltd.,
Series 2015-3A, Class C, 3 mo. USD LIBOR + 3.65%, 5.39%, 04/20/26 (d),(f),(g)	3,000,000	2,995,290
Series 2018-8A, Class C, 4.96%, 01/20/31 (d),(f),(g)	6,000,000	5,995,008
Voya CLO Ltd., Series 2014-3A, Class CR, 4.40%, 07/25/26 (d),(f),(g)	1,000,000	998,371
West CLO Ltd., Series 2012-1A, Class D, 3 mo. USD LIBOR + 6.50%, 8.27%, 10/30/23 (d),(f),(g)	1,000,000	999,146

TOTAL ASSET-BACKED SECURITIES (COST $302,695,507)		304,745,799

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Principal Amount		Value
CONVERTIBLE BONDS — 0.9%
Europe — 0.5%
Pharmaceuticals — 0.5%
Bayer Capital Corp. BV, 5.63%, 11/22/19 (d),(f),(b)	23,000,000	EUR	$28,877,670
Bayer Capital Corp. BV REG S, 5.63%, 11/22/19	500,000	EUR	627,775

Total Europe			29,505,445

Middle East — 0.3%
Financial Services — 0.3%
Volcan Holdings PLC REG S, 4.13%, 04/11/20	2,300,000	GBP	4,161,412
Volcan Holdings II PLC, 3.88%, 10/10/20	6,700,000	GBP	11,244,876

Total Middle East			15,406,288

North America — 0.1%
Wireless Telecommunications Services — 0.1%
America Movil SAB de CV, 0.01%, 05/28/20	5,500,000	EUR	6,682,880

Total North America			6,682,880

TOTAL CONVERTIBLE BONDS (COST $44,479,386)			51,594,613

BANK DEBT — 0.5%
Asia — 0.0%
Transportation & Logistics — 0.0%
Hanjin International Corp., 2017 Term Loan B, 3 mo. LIBOR + 2.50%, 4.23%, 10/18/20 (d),(r),(e),(g)	$483,006		484,518

Total Asia			484,518

Europe — 0.0%
Exploration & Production — 0.0%
Endeavour International Holding BV, Term Loan A1, Defaulted, 0.00%, 01/02/19 (d),(j),(r),(e),(g)	1,563,903		46,917

Wireless Telecommunications Services — 0.0%
Intelsat Jackson Holdings S.A.,
2017 Term Loan B4, 3 mo. LIBOR + 4.50%, 6.46%, 01/02/24 (d),(e)	17,354		17,800
2017 Term Loan B5, Fixed + 6.63%, 6.63%, 01/02/24 (d),(e)	202,215		204,532

			222,332

Total Europe			269,249

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Principal Amount		Value
North America — 0.5%
Advertising & Marketing — 0.0%
Getty Images, Inc., Term Loan B, 3 mo. LIBOR + 3.50%, 5.80%, 10/18/19 (d),(e),(g)	$1,689,476		$1,614,750

Chemicals — 0.0%
LyondellBasell Industries NV,
0.00%, 08/15/49 (d),(e),(i),(j),(k),(r)	11,000,000		27,500
1.00%, 08/15/15 (d),(i),(r),(e)	882,886	EUR	5,432

			32,932

Coal Operations — 0.0%
Blackhawk Mining LLC, Term Loan, 3 mo. LIBOR + 10.00%, 11.78%, 02/14/22 (d),(e),(g)	$1,848,517		1,600,501

Consumer Finance — 0.0%
Ocwen LN Servicing LLC, Term Loan B, 1 mo. LIBOR + 5.00%, 6.79%, 12/05/20 (d),(e),(g)	660,567		663,870

Consumer Products — 0.0%
KIK Custom Products, Inc., Term Loan B, 1 mo. LIBOR + 4.00%, 5.88%, 05/15/23 (d),(e),(g)	1,305,660		1,317,294

Consumer Services — 0.0%
Pearl Intermediate Parent LLC, 2018 2nd Lien Term Loan, 1 mo. LIBOR + 6.25%, 8.03%, 02/13/26 (d),(r),(e)	184,860		184,398

Containers & Packaging — 0.1%
BWAY Holding Co., Term Loan B, 3 mo. LIBOR + 3.25%, 4.96%, 04/03/24 (d),(e),(g)	1,766,810		1,774,690
Fort Dearborn Company, 2016 1st Lien Term Loan, 3 mo. LIBOR + 4.00%, 5.70%, 10/19/23 (d),(r),(e)	1,412,999		1,397,103

			3,171,793

Financial Services — 0.0%
UFC Holdings LLC, 1st Lien Term Loan, 1 mo. LIBOR + 3.25%, 5.13%, 08/18/23 (d),(e),(g)	1,211,421		1,216,909

Food & Beverage — 0.0%
Flavors Holdings, Inc., 1st Lien Term Loan, 0.00%, 04/03/20 (d),(j),(g),(s)	36,687		32,835

Health Care Facilities & Services — 0.1%
Prospect Medical Holdings, Inc., 2018 Term Loan B, 1 mo. LIBOR + 5.50%, 7.19%, 02/22/24 (d),(r),(e),(g)	1,210,391		1,210,391

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Principal Amount	Value
Quorum Health Corporation, Term Loan B, 1 mo. LIBOR + 6.75%, 8.63%, 04/29/22 (d),(e),(g)	$494,129	$504,011
Wink Holdco, Inc, 2nd Lien Term Loan B, 1 mo. LIBOR + 6.75%, 8.42%, 12/1/25 (d),(r),(e),(g)	496,862	495,620

		2,210,022

Industrial Other — 0.0%
Michael Baker International LLC, 2017 Term Loan B, 1 mo. LIBOR + 4.50%, 6.34%, 11/21/22 (d),(r),(e),(g)	1,356,345	1,352,954

Internet Media — 0.0%
W3 Co., 2017 Term Loan B, 1 mo. LIBOR + 6.00%, 7.88%, 03/08/22 (d),(e),(g)	1,108,161	1,099,850

Machinery — 0.0%
Engineered Machinery Holdings, Inc., 2nd Lien Delayed Draw Term Loan, 3 mo. LIBOR + 7.25%, 9.55%, 07/19/25 (d),(e)	65,879	66,154

Machinery Manufacturing — 0.1%
Engineered Machinery Holdings, Inc.,
USD 1st Lien Term Loan, 3 mo. LIBOR + 3.25%, 5.55%, 07/19/24 (d),(e),(g)	710,260	709,670
USD 2nd Lien Term Loan, 3 mo. LIBOR + 7.25%, 9.55%, 07/18/25 (d),(e),(g)	768,179	771,383
Gardner Denver, Inc., 2017 USD Term Loan B, 3 mo. LIBOR + 2.75%, 5.05%, 07/30/24 (d),(e),(g)	2,605,059	2,616,599

		4,097,652

Medical Equipment & Devices Manufacturing — 0.1%
Ortho Clinical Diagnostics SA, Term Loan B, 1 mo. LIBOR + 3.75%, 5.63%, 06/30/21 (d),(e),(g)	2,182,537	2,199,451

Metals & Mining — 0.0%
Offshore Group Investment Ltd., Term Loan, 1 mo. LIBOR + 6.50%, 8.38%, 12/31/19 (d),(r),(e)	576,536	576,536

Oil & Gas Services & Equipment — 0.0%
Thermon Industries, Inc., Term Loan B, 1 mo. LIBOR + 3.75%, 5.41%, 10/30/24 (d),(r),(e),(g)	682,896	686,310

Real Estate — 0.0%
Quality Care Properties, 1st Lien Term Loan, 1 mo. LIBOR + 5.25%, 7.13%, 10/31/22 (d),(e),(g)	831,825	840,144

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Principal Amount		Value
Retail—Consumer Discretionary — 0.0%
Culligan Holding, Inc.,
2017 1st Lien Term Loan B, 1 mo. LIBOR + 3.25%, 5.13%, 12/13/23 (d),(r),(e),(g)	$252,032		$253,136
2017 Incremental Term Loan, 1 mo. LIBOR + 3.25%, 5.13%, 12/13/23 (d),(r),(e),(g)	646,106		647,721

			900,857

Retail—Consumer Staples — 0.0%
Pinnacle Operating Corp., Term Loan, 1 mo. LIBOR + 5.50% (Cash) + 1.75% (PIK) 7.88% (Cash), 1.25% (PIK), 11/15/21 (d),(r),(e),(g)	423,493		397,554

Software & Services — 0.0%
BlackBoard, Inc., Term Loan B4, 3 mo. LIBOR + 5.00%, 6.73%, 06/30/21 (d),(e),(g)	1,054,517		981,692
Syniverse Holdings, Inc., 2018 Term Loan, 3 mo. LIBOR + 5.00%, 6.72%, 03/09/23 (d),(e)	558,642		564,614

			1,546,306

Transportation & Logistics — 0.0%
Utility One Source L.P., Term Loan B, 1 mo. LIBOR + 5.50%, 7.38%, 04/18/23 (d),(r),(e),(g)	122,285		125,651

Wireless Telecommunications Services — 0.1%
Ligado Networks LLC, Exit Term Loan, 3 mo. LIBOR + 8.75%, PIK, 10.78%, 12/07/20 (d),(r),(e),(g)	5,645,211		4,939,560

Total North America			30,874,283

TOTAL BANK DEBT (COST $34,754,745)			31,628,050

CORPORATE BONDS & NOTES — 3.0%
Asia — 0.1%
Casinos & Gaming — 0.1%
Wynn Macau Ltd., 4.88%, 10/01/24 (d),(f)	3,554,000		3,465,150

Metals & Mining — 0.0%
Rusal Capital DAC, 5.13%, 02/02/22	1,274,000		1,255,224

Utilities — 0.0%
1MDB Energy Ltd. REG S, 5.99%, 05/11/22	2,500,000		2,645,965

Total Asia			7,366,339

Europe — 0.6%
Banks — 0.0%
RESPARCS Funding II LP, 7.50%, 06/29/49 (d),(k)	433,000	EUR	194,999

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Principal Amount		Value
Diversified Banks — 0.5%
Deutsche Bank AG MTN, 0.00%, 07/19/18 - 08/30/18 (j)	523,925,000	EGP	$28,071,304

Oil & Gas Services & Equipment — 0.0%
CGG SA,
PIK, 5.00%, 02/21/24	603,000	EUR	873,288
PIK, 5.88%, 02/21/24	$630,000		743,400

			1,616,688

Property & Casualty Insurance — 0.1%
Groupama SA, 6.00%, 01/23/27	200,000	EUR	297,848
Groupama SA REG S, 3 mo. EURIBOR + 5.77%, 6.38%, 05/29/49 (g),(k)	1,900,000	EUR	2,730,046

			3,027,894

Total Europe			32,910,885

Middle East — 0.0%
Oil & Gas Services & Equipment — 0.0%
Oil and Gas Holding Co. BSCC, 7.50%, 10/25/27	$2,500,000		2,475,350

Total Middle East			2,475,350

North America — 1.6%
Advertising & Marketing — 0.0%
Aimia, Inc., MTN, 5.60%, 05/17/19 (d),(l)	413,000	CAD	310,948

Casinos & Gaming — 0.0%
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 03/01/25 (d),(f)	$1,133,000		1,138,665

Chemicals — 0.1%
Hexion, Inc.,
10.00%, 04/15/20 (d)	2,789,000		2,698,357
10.38%, 02/01/22 (d),(f)	1,357,000		1,312,898

			4,011,255

Commercial Finance — 0.1%
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22 (d),(f)	8,499,000		8,615,861

Consumer Products — 0.0%
Revlon Consumer Products Corp., 6.25%, 08/01/24 (d)	472,000		290,870

Consumer Services — 0.0%
Corporate Risk Holdings LLC, 9.50%, 07/01/19 (d),(f)	1,883,000		1,967,735

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Principal Amount		Value
Exploration & Production — 0.1%
Par Petroleum LLC / Petroleum Finance Corp., 7.75%, 12/15/25 (d),(f)	$3,892,000		$3,901,730

Financial Services — 0.4%
Citigroup Global Markets Holdings, Inc.,
MTN, 0.00%, 07/26/18 - 10/04/18 (j),(r)	322,613,218	EGP	17,102,671
MTN, 0.01%, 07/19/18 (r)	86,777,887	EGP	4,672,224
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22 (d),(f)	$1,810,000		1,805,475
Griffey Intermediate, Inc. / Griffey Finance Sub LLC, 7.00%, 10/15/20 (d),(f)	1,045,000		864,737
MF Global Holdings Ltd., 6.25%, 08/08/16 (d),(i),(e),(l)	1,847,000		554,100
Och-Ziff Finance Co. LLC, 4.50%, 11/20/19 (d),(f)	480,000		469,200

			25,468,407

Health Care Facilities & Services — 0.1%
Universal Hospital Services, Inc., 7.63%, 08/15/20 (d)	4,511,000		4,544,832

Industrial Other — 0.0%
Michael Baker International LLC, 8.75%, 03/01/23 (d),(f)	108,000		103,680

Integrated Oils — 0.2%
Petroleos Mexicanos,
4.25%, 01/15/25	2,129,000		2,057,679
5.35%, 02/12/28 (l)	900,000		882,000
6.35%, 02/12/48 (l)	2,200,000		2,125,750
6.38%, 02/04/21 - 01/23/45	3,497,000		3,698,003
6.88%, 08/04/26	2,214,000		2,423,887

			11,187,319

Medical Equipment & Devices Manufacturing — 0.0%
Crimson Merger Sub, Inc., 6.63%, 05/15/22 (d),(f)	1,773,000		1,728,675

Oil & Gas Services & Equipment — 0.1%
CSI Compressco LP / Compressco Finance, Inc., 7.25%, 08/15/22 (d),(b)	1,183,000		1,112,020
CSI Compressco LP / CSI Compressco Finance, Inc., 7.50%, 04/01/25 (d),(f)	2,920,000		2,949,200

			4,061,220

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Principal Amount		Value
Pipeline — 0.1%
American Midstream Partners LP / American Midstream Finance Corp., 8.50%, 12/15/21 (d),(f),(l)	$1,694,000		$1,706,705
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 02/15/21 (d)	1,007,000		1,007,000

			2,713,705

Publishing & Broadcasting — 0.0%
LBI Media, Inc., 11.50%, 04/15/20 (d),(f)	3,813,546		591,100

Retail—Consumer Discretionary — 0.2%
DriveTime Automotive Group, Inc. / DT Acceptance Corp., 8.00%, 06/01/21 (d),(f),(b)	10,137,000		10,086,315

Software & Services — 0.1%
Blackboard, Inc., 9.75%, 10/15/21 (d),(f)	1,744,000		1,482,400
CURO Financial Technologies Corp., 12.000%, 03/01/22 (d),(f)	2,909,000		3,210,852
Syniverse Holdings, Inc., 9.13%, 01/15/19 (d)	108,000		107,460

			4,800,712

Supermarkets & Pharmacies — 0.0%
Rite Aid Corp., 9.25%, 03/15/20 (d)	318,000		318,477

Travel & Lodging — 0.0%
River Cree Enterprises LP, 11.00%, 01/20/21 (d),(f)	1,404,000	CAD	1,141,530

Utilities — 0.1%
NGL Energy Partners LP / NGL Energy Finance Corp., 5.13%, 07/15/19 (d)	$320,000		319,200
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (d),(f)	2,768,000		2,764,540

			3,083,740

Wireless Telecommunications Services — 0.0%
Sprint Communications, Inc., 9.00%, 11/15/18 (d),(f)	1,650,000		1,701,563

Wireline Telecommunication Services — 0.0%
Consolidated Communications, Inc., 6.50%, 10/01/22 (d)	2,858,000		2,553,051

Total North America			94,321,390

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Principal Amount		Value
South America — 0.7%
Integrated Oils — 0.7%
Petrobras Global Finance BV,
5.30%, 01/27/25 (l)	$900,000		$888,750
5.75%, 02/01/29	5,600,000		5,418,728
6.00%, 01/27/28 (l)	21,600,000		21,384,000
6.13%, 01/17/22	7,106,000		7,592,761
6.25%, 03/17/24	5,008,000		5,285,944
8.38%, 05/23/21	2,112,000		2,404,512

			42,974,695

Refining & Marketing — 0.0%
EP PetroEcuador via Noble Sovereign Funding I Ltd., 3 mo. USD LIBOR + 5.63%, 7.93%, 09/24/19 (g)	1,373,053		1,383,351

Total South America			44,358,046

TOTAL CORPORATE BONDS & NOTES (COST $180,765,183)			181,432,010

SOVEREIGN DEBT — 8.4%
Argentina Bonar Bonds, BADLARPP + 2.00%, 24.95%, 04/03/22 (g)	6,400,000	ARS	325,833
Argentina Treasury Bill, 0.01%, 09/14/18	110,133,667	ARS	5,566,233
Argentine Republic Government International Bond,
2.26%, 12/31/38 (l)	10,718,403	EUR	9,092,094
3.88%, 01/15/22	4,213,000	EUR	5,322,294
4.63%, 01/11/23	$20,508,000		19,769,917
5.63%, 01/26/22	4,023,000		4,081,334
5.88%, 01/11/28	579,000		544,550
7.82%, 12/31/33	4,676,000	EUR	6,429,859
Autonomous City of Buenos Aires Argentina, BADLARPP + 5.00%, 27.88%, 01/23/22 (g)	$6,800,000		368,996
Bonos de la Nacion Argentina con Ajuste por CER, 3.75%, 02/08/19	309,833,000	ARS	16,297,280
Deutsche Bundesrepublik Inflation Linked Bond REG S, 0.10%, 04/15/26 (b), (d)	24,747,888	EUR	33,550,398
Ecuador Government International Bond,
8.75%, 06/02/23	$1,105,000		1,133,178
10.75%, 03/28/22	2,662,000		2,912,228
Egypt Government International Bond,
6.88%, 04/30/40	2,500,000		2,437,800
7.90%, 02/21/48	14,400,000		15,152,803
France Government Bond OAT REG S, 0.10%, 03/01/25 (d),(b)	25,628,654	EUR	33,966,604

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Principal Amount		Value
French Republic Government Bond OAT, 0.10%, 03/01/28 (d)	9,655,040	EUR	$12,850,640
Hellenic Republic Government Bond,
1.00%, 10/15/42 (g)	6,700,000	EUR	30,305
3.38%, 02/15/25 (f)	3,500,000	EUR	4,175,422
3.50%, 01/30/23	4,000,000	EUR	4,945,177
3.75%, 01/30/28	4,100,000	EUR	4,826,402
3.90%, 01/30/33	19,400,000	EUR	21,972,047
4.00%, 01/30/37	16,600,000	EUR	18,230,544
4.20%, 01/30/42	8,400,000	EUR	9,224,702
Honduras Government International Bond, 8.75%, 12/16/20	$298,000		329,257
Iraq International Bond, 6.75%, 03/09/23	2,229,000		2,262,435
Japan Treasury Discount Bill, 0.00%, 04/05/18 (d),(j)	3,000,000,000	JPY	28,194,305
Jordan Government International Bond, 7.38%, 10/10/47	$3,800,000		3,838,000
Mexican Bonos, 10.00%, 12/05/24 (d),(b)	315,050,000	MXN	19,880,036
National Highways Authority of India, 7.30%, 05/18/22	330,000,000	INR	5,036,862
Nigeria Government International Bond,
7.14%, 02/23/30	$2,100,000		2,178,876
MTN, 7.63%, 11/28/47	800,000		828,480
Oman Government International Bond, 6.75%, 01/17/48	1,300,000		1,250,964
Paraguay Government International Bond, 4.63%, 01/25/23	5,367,000		5,510,836
Peruvian Government International Bond,
6.95%, 08/12/31	25,235,000	PEN	9,209,318
8.20%, 08/12/26	21,569,000	PEN	8,331,870
Provincia de Buenos Aires, BADLARPP + 3.83%, 26.74%, 05/31/22 (g)	$35,600,000		1,830,130
PT ZAR Sovereign Capital Fund Pty Ltd., 3.90%, 06/24/20	2,962,000		2,979,541
Republic of Iraq REG S, 5.80%, 01/15/28	3,700,000		3,537,200
Republic of South Africa Government Bond,
8.75%, 02/28/48	214,125,972	ZAR	17,880,683
10.50%, 12/21/26	30,650,000	ZAR	2,992,833
Republic of South Africa Government International Bond, 5.50%, 03/09/20	$5,508,000		5,711,245
Russian Federal Bond—OFZ,
7.75%, 09/16/26	475,902,000	RUB	8,780,771
8.50%, 09/17/31	1,285,166,000	RUB	25,177,476
Russian Foreign Bond—Eurobond,
4.50%, 04/04/22	$6,200,000		6,391,952
5.00%, 04/29/20	5,200,000		5,367,960

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Principal Amount		Value
Senegal Government International Bond, 6.75%, 03/13/48	$1,600,000		$1,566,938
Sweden Government Bond,
0.75%, 05/12/28 (d), (b)	93,000,000	SEK	11,205,688
1.00%, 11/12/26 (d),(b)	177,000,000	SEK	22,086,123
Turkey Government International Bond, 7.00%, 06/05/20	$9,116,000		9,658,675
United Kingdom Gilt Inflation Linked Bond REG S, 0.125%, 03/22/24 - 03/22/26 (b),(d)	37,371,611	GBP	60,400,736

TOTAL SOVEREIGN DEBT (COST $495,132,085)			505,625,830

MORTGAGE-BACKED SECURITIES — 24.8%
North America — 24.8%
Collateralized Mortgage Obligation (Residential) — 16.4%
Bellemeade Re Ltd.,
Series 2015-1A, Class M2, 1 mo. USD LIBOR + 4.30%, 6.17%, 07/25/25 (d),(f),(g)	$1,330,450		1,351,925
Series 2017-1, Class M2, 5.22%, 10/25/27 (d),(f),(g)	7,962,000		8,208,328
Chase Mortgage Finance Corp., Series 2007-A2, Class 3A2, 3.78%, 07/25/37 (d),(g)	154,209		149,193
ChaseFlex Trust, Series 2007-2, Class A2, 1 mo. USD LIBOR + 0.34%, 2.21%, 05/25/37 (d),(g)	903,834		852,342
Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A10, 6.25%, 06/25/36 (d)	392,435		388,099
Connecticut Avenue Securities,
Series 2014-C02, Class 1M2, 1 mo. USD LIBOR + 2.60%, 4.47%, 05/25/24 (d),(g),(b),(h)	6,010,685		6,397,352
Series 2014-C03, Class 1M2, 1 mo. USD LIBOR + 3.00%, 4.87%, 07/25/24 (d),(g),(b),(h)	4,404,844		4,711,025
Series 2015-C02, Class 1M2, 1 mo. USD LIBOR + 4.00%, 5.87%, 05/25/25 (d),(g),(h)	18,368,890		20,007,597
Series 2015-C03, Class 1M2, 1 mo. USD LIBOR + 5.00%, 6.87%, 07/25/25 (d),(g),(h)	1,693,745		1,929,311
Series 2015-C04, Class 2M2, 1 mo. USD LIBOR + 5.55%, 7.42%, 04/25/28 (d),(g),(h)	7,516,744		8,446,566
Series 2015-C04, Class 1M2, 1 mo. USD LIBOR + 5.70%, 7.57%, 04/25/28 (d),(g),(h)	6,993,687		8,119,951

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Principal Amount	Value
Series 2016-C01, Class 1M2, 1 mo. USD LIBOR + 6.75%, 8.62%, 08/25/28 (d),(g),(b)	$12,291,000	$14,848,425
Series 2016-C01, Class 2M2, 1 mo. USD LIBOR + 6.95%, 8.82%, 08/25/28 (d),(g),(b)	9,668,624	11,540,122
Series 2016-C02, Class 1M2, 1 mo. USD LIBOR + 6.00%, 7.87%, 09/25/28 (d),(g)	26,712,000	31,923,217
Series 2016-C03, Class 2M2, 1 mo. USD LIBOR + 5.90%, 7.77%, 10/25/28 (d),(g)	4,336,000	5,077,543
Series 2016-C05, Class 2M2, 1 mo. USD LIBOR + 4.45%, 6.32%, 01/25/29 (d),(g)	7,014,000	7,842,003
Countrywide Alternative Loan Trust,
Series 2004-28CB SEQ, Class 3A1, 6.00%, 01/25/35 (d)	821,838	820,710
Series 2005-21CB, Class A17, 6.00%, 06/25/35 (d),(b)	984,010	968,835
Countrywide Asset-Backed Certificates,
Series 2005-15, Class 1AF6, 3.95%, 04/25/36 (d),(g)	6,855	6,886
Series 2006-BC4, Class 2A2, 1 mo. USD LIBOR + 0.16%, 2.03%, 11/25/36 (d),(g)	111,279	111,523
Federal Home Loan Mortgage Corp.,
Series 2015-SC02, Class M3, 3.68%, 09/25/45 (d),(g)	866,000	811,267
Series 2016-DNA3, Class M3, 1 mo. USD LIBOR + 5.00%, 6.87%, 12/25/28 (d),(g)	1,784,000	2,082,604
Series 2016-DNA4, Class M3, 1 mo. USD LIBOR + 3.80%, 5.67%, 03/25/29 (d),(g)	1,500,000	1,675,725
Series 2016-HQA3, Class M3, 1 mo. USD LIBOR + 3.85%, 5.72%, 03/25/29 (d),(g)	7,794,000	8,753,753
Series 2016-HQA4, Class M3, 1 mo. USD LIBOR + 3.90%, 5.77%, 04/25/29 (d),(g)	18,419,000	20,671,091
Series 2017-DNA, Class M2, 1 mo. USD LIBOR + 3.25%, 5.12%, 07/25/29 (d),(g)	534,000	575,049
Series 2017-DNA2, Class M2, 1 mo. USD LIBOR + 3.45%, 5.32%, 10/25/29 (d),(g)	1,851,000	2,020,478
Series 2017-DNA3, Class M2, 4.37%, 03/25/30 (d),(g)	4,838,000	4,973,464
Series 2017-HQA1, Class M2, 1 mo. USD LIBOR + 3.55%, 5.42%, 08/25/29 (d),(g)	13,755,000	14,974,793
Series 2017-HQA2, Class M2, 1 mo. USD LIBOR + 2.65%, 4.52%, 12/25/29 (d),(g)	20,068,000	20,652,380
Series 2017-HQA3, Class M2, 4.22%, 04/25/30 (d),(g)	2,926,000	2,964,857

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Principal Amount	Value
Series 2017-HRP1, Class M2, 4.32%, 12/25/42 (d),(g)	$1,687,000	$1,742,873
Series 2017-SPI1, Class M2, 3.99%, 09/25/47 (d),(f),(g)	284,000	268,523
Series 2018-DNA1, Class M2, 3.67%, 07/25/30 (d),(g)	28,605,000	28,366,148
Series 2018-HQA1, Class M2, 4.15%, 09/25/30 (d),(g)	4,146,000	4,167,684
Federal National Mortgage Association,
4.00%, 04/01/48 (d),(m)	101,500,000	104,077,186
4.50%, 04/01/48 (d),(m)	57,500,000	60,181,858
Series 2016-C06, Class 1M2, 1 mo. USD LIBOR + 4.25%, 6.12%, 04/25/29 (d),(g)	37,197,000	42,153,128
Series 2016-C07, Class 2M2, 1 mo. USD LIBOR + 4.35%, 6.22%, 05/25/29 (d),(g)	29,355,000	32,588,747
Series 2017-C01, Class 1M2, 1 mo. USD LIBOR + 3.55%, 5.42%, 07/25/29 (d),(g)	27,530,000	29,902,067
Series 2017-C02, Class 2M2, 1 mo. USD LIBOR + 3.65%, 5.52%, 09/25/29 (d),(g),(h)	26,653,000	28,988,496
Series 2017-C03, Class 1M2, 1 mo. USD LIBOR + 3.00%, 4.87%, 10/25/29 (d),(g)	21,896,000	23,216,132
Series 2017-C04, Class 2M2, 1 mo. USD LIBOR + 2.85%, 4.72%, 11/25/29 (d),(g)	37,139,000	38,715,551
Series 2017-C05, Class 1M2, 1 mo. USD LIBOR + 2.20%, 4.07%, 01/25/30 (d),(g)	34,086,000	34,610,584
Series 2017-C06, Class 1M2, 4.52%, 02/25/30 (d),(g)	20,331,000	20,944,183
Series 2017-C06, Class 2M2, 4.67%, 02/25/30 (d),(g)	34,089,000	35,284,501
Series 2017-C07, Class 1M2, 4.27%, 05/25/30 (d),(g)	8,593,000	8,745,612
Series 2018-C01, Class 1M2, 4.12%, 07/25/30 (d),(g)	73,751,000	74,701,650
Series 2018-C02, Class 2M2, 4.07%, 08/25/30 (d),(g)	7,032,000	7,069,902
Government National Mortgage Association, 4.000%, 09/20/45 - 04/01/48 (d),(m)	83,061,898	85,635,479
JP Morgan Alternative Loan Trust, Series 2005-A2, Class 1A1, 1 mo. USD LIBOR + 0.52%, 2.39%, 01/25/36 (d),(g),(b)	460,977	438,137
Oaktown RE Ltd., Series 2017-1A, Class M2, 1 mo. USD LIBOR + 4.00%, 5.87%, 04/25/27 (d),(f),(g),(h)	8,686,000	8,939,770
Radnor RE Ltd., Series 2018-1, Class M2, 4.55%, 03/25/28 (d),(f),(g)	401,000	401,157

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Principal Amount	Value
Sequoia Mortgage Trust, Series 2018-3, Class B4, 3.79%, 03/25/48 (d),(f),(g)	$642,000	$468,497
Structured Agency Credit Risk,
Series 2015-DNA3, Class M3, 1 mo. USD LIBOR + 4.70%, 6.57%, 04/25/28 (d),(g),(h)	3,112,447	3,742,437
Series 2015-HQA1, Class M3, 1 mo. USD LIBOR + 4.70%, 6.57%, 03/25/28 (d),(g)	4,242,000	4,853,030
Series 2015-HQA1, Class B, 1 mo. USD LIBOR + 8.80%, 10.67%, 03/25/28 (d),(g),(e)	3,392,920	4,292,116
Series 2015-HQA2, Class M3, 1 mo. USD LIBOR + 4.80%, 6.67%, 05/25/28 (d),(g)	5,130,000	6,009,892
Series 2016-DNA1, Class M3, 1 mo. USD LIBOR + 5.55%, 7.42%, 07/25/28 (d),(g),(b)	36,678,000	44,322,429
Series 2016-DNA2, Class M3, 1 mo. USD LIBOR + 4.65%, 6.52%, 10/25/28 (d),(g)	9,840,000	11,326,716
Series 2016-HQA1, Class M3, 1 mo. USD LIBOR + 6.35%, 8.22%, 09/25/28 (d),(g)	5,109,000	6,302,687
Series 2016-HQA2, Class M3, 1 mo. USD LIBOR + 5.15%, 7.02%, 11/25/28 (d),(g),(h)	14,088,000	16,821,213
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 1A1, 6.00%, 10/25/37 (d),(b)	263,760	257,912

		983,392,711

Commercial Mortgage-Backed Securities — 7.9%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class F, 4.60%, 09/15/34 (d),(f),(g)	8,000,000	7,848,992
BAMLL Commercial Mortgage Securities Trust,
Series 2013-DSNY, Class F, 1 mo. USD LIBOR + 3.50%, 5.28%, 09/15/26 (d),(f),(g)	1,000,000	1,001,554
Series 2014-ICTS, Class D, 1 mo. USD LIBOR + 1.90%, 3.68%, 06/15/28 (d),(f),(g)	2,300,000	2,288,753
Series 2014-ICTS, Class E, 1 mo. USD LIBOR + 2.95%, 4.73%, 06/15/28 (d),(f),(g)	3,150,000	3,140,339
Banc of America Commercial Mortgage Trust, Series 2007-1 SEQ, Class AMFX, 5.48%, 01/15/49 (g),(h),(k)	5,033,404	5,139,105
Bank 2017-BNK4, Series 2017-BNK8, Class A4, 3.49%, 11/15/50 (d),(b)	4,200,000	4,177,853
BBCMS Trust,
Series 2014-BXO, Class D, 1 mo. USD LIBOR + 3.00%, 4.78%, 08/15/27 (d),(f),(g)	2,084,912	2,098,854

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Principal Amount	Value
Series 2014-BXO, Class E, 1 mo. USD LIBOR + 3.75%, 5.53%, 08/15/27 (d),(f),(g)	$1,546,000	$1,548,902
Bear Stearns Commercial Mortgage Securities Trust,
Series 2006-T24, Class AJ, 5.60%, 10/12/41 (g),(b)	8,453	8,461
Series 2007-PW16, Class C, 5.65%, 06/11/40 (f),(g)	7,444,166	7,473,943
Series 2007-T26, Class AM, 5.51%, 01/12/45 (g)	68,776	70,199
Benchmark Mortgage Trust, Series 2018-B2 SEQ, Class A5, 3.88%, 02/15/51 (d)	5,000,000	5,117,625
BX Trust,
Series 2017-SLCT, Class E, 1 mo. USD LIBOR + 3.15%, 4.93%, 07/15/34 (d),(f),(g)	8,000,000	8,044,864
Series 2017-SLCT, Class F, 1 mo. USD LIBOR + 4.25%, 6.03%, 07/15/34 (d),(f),(g)	4,000,000	4,022,284
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class E, 4.35%, 10/15/34 (d),(f),(g)	3,600,000	3,493,922
CD Mortgage Trust, Series 2017-CD6, Class A5, 3.46%, 11/13/50 (d)	3,800,000	3,766,028
CFCRE Commercial Mortgage Trust,
Series 2011-C1, Class D, 6.09%, 04/15/44 (d),(f),(g)	2,900,000	3,025,402
Series 2016-C6, Class D, 4.22%, 11/10/49 (d),(f),(g),(k)	3,266,000	2,689,688
Series 2016-C7, Class D, 4.44%, 12/10/54 (d),(f),(g)	1,605,000	1,348,773
CGDB Commercial Mortgage Trust, Series 2017-BIO, Class E, 1 mo. USD LIBOR + 2.50%, 4.28%, 05/15/30 (d),(f),(g)	4,000,000	4,022,912
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class C, 6.19%, 03/15/49 (b), (g), (k)	1,594,396	1,614,804
Series 2015-GC29, Class D, 3.11%, 04/10/48 (d),(f),(h)	4,286,000	3,222,742
Series 2015-GC31, Class D, 4.06%, 06/10/48 (d),(g)	1,850,000	1,520,175
Series 2015-P1, Class D, 3.23%, 09/15/48 (d),(f)	1,193,000	953,923
Series 2016-C3, Class D, 3.00%, 11/15/49 (d),(f),(k)	1,826,000	1,366,578
Series 2016-P6, Class D, 3.25%, 12/10/49 (d),(f),(k)	1,030,000	797,921
Series 2016-SMPL, Class E, 4.51%, 09/10/31 (d),(f)	5,000,000	4,974,880
Series 2018-B2 SEQ, Class A4, 4.01%, 03/10/51 (d)	2,060,000	2,133,050

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Principal Amount	Value
COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AJFX, 5.57%, 04/15/47 (g)	$12,453,503	$12,483,391
Commercial Mortgage Trust,
Series 2006-C8 SEQ, Class AJ, 5.38%, 12/10/46 (b),(h)	9,318,583	9,365,176
Series 2014-PAT, Class E, 1 mo. USD LIBOR + 3.15%, 4.87%, 08/13/27 (d),(f),(g),(b)	2,400,000	2,411,268
Series 2015-CR23, Class D, 4.25%, 05/10/48 (d),(g),(b)	1,745,000	1,389,390
Credit Suisse Commercial Mortgage Trust,
Series 2007-C1, Class AMFX, 5.42%, 02/15/40 (f),(g)	2,286,207	2,320,500
Series 2007-C1, Class AM, 5.42%, 02/15/40 (b)	4,849,419	4,946,407
Series 2007-C2, Class AJ, 5.57%, 01/15/49 (g),(h),(k)	5,634,137	5,707,381
Credit Suisse Mortgage Trust,
Series 2015-DEAL, Class D, 1 mo. USD LIBOR + 3.10%, 4.88%, 04/15/29 (d),(f),(g)	3,025,000	3,025,042
Series 2015-DEAL, Class E, 1 mo. USD LIBOR + 4.00%, 5.78%, 04/15/29 (d),(f),(g),(b)	3,900,000	3,900,055
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class D, 4.21%, 06/15/57 (d),(g)	1,282,000	1,035,089
Series 2015-C3, Class D, 3.36%, 08/15/48 (d),(g),(h)	3,139,000	2,478,043
DLJ Commercial Mortgage Corp., Series 1999-CG2, Class B6, 6.11%, 06/10/32	861,930	861,930
GE Commercial Mortgage Corp., Series 2007-C1, Class AM, 5.61%, 12/10/49 (b),(g),(h),(k)	34,851,065	35,548,086
GE Commercial Mortgage Corp. Trust, Series 2007-C1 SEQ, Class AMFX, 5.54%, 12/10/49 (f),(g),(k)	379,345	387,501
GS Mortgage Securities Corp. II, Series 2017-GS8, Class A4, 3.47%, 11/10/50 (d)	5,700,000	5,651,881
GS Mortgage Securities Trust,
Series 2007-GG10, Class AM, 5.83%, 08/10/45 (g),(h)	8,421,062	8,589,483
Series 2013-GC12, Class D, 4.44%, 06/10/46 (d),(f),(g)	4,000,000	3,436,048
Series 2017-SLP, Class E, 4.59%, 10/10/32 (d),(f),(g)	5,000,000	4,832,680
Hyatt Hotel Portfolio Trust,
Series 2017-HYT2, Class D, 3.63%, 08/09/32 (d),(f),(g)	3,500,000	3,509,853

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Principal Amount	Value
Series 2017-HYT2, Class F, 4.83%, 08/09/32 (d),(f),(g)	$4,225,000	$4,256,654
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-ASH8, Class E, 4.78%, 02/15/35 (d),(f),(g)	3,000,000	3,010,287
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2003-CB7, Class H, 5.38%, 01/12/38 (f),(g)	4,065,178	4,217,622
Series 2005-CB13, Class AJ, 5.58%, 01/12/43 (g)	2,813,473	2,893,657
Series 2006-CB14, Class AJ, 5.65%, 12/12/44 (g),(b)	219,931	222,131
Series 2006-CB15, Class AM, 5.86%, 06/12/43 (g),(h)	15,048,676	15,296,979
Series 2007-CB18, Class AM, 5.47%, 06/12/47 (g)	142,097	143,518
Series 2007-LD11, Class AM, 5.95%, 06/15/49 (g),(k)	2,874,198	2,887,132
Series 2013-C10, Class D, 4.14%, 12/15/47 (d),(g)	5,200,000	4,671,124
Series 2014-BXH, Class E, 1 mo. USD LIBOR + 3.75%, 5.53%, 04/15/27 (d),(f),(g)	1,413,798	1,400,867
Series 2014-C20, Class D, 4.57%, 07/15/47 (d),(f),(g),(b)	3,813,137	3,195,294
Series 2014-CBM, Class E, 1 mo. USD LIBOR + 3.85%, 5.63%, 10/15/29 (d),(f),(g),(b)	7,100,000	7,100,000
Series 2016-WPT, Class D, 1 mo. USD LIBOR + 3.75%, 5.53%, 10/15/33 (d),(f),(g)	1,500,000	1,506,554
Series 2016-WPT, Class E, 1 mo. USD LIBOR + 5.00%, 6.78%, 10/15/33 (d),(f),(g)	2,600,000	2,621,083
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class D, 3.74%, 10/15/48 (d),(f),(g)	5,074,000	3,878,708
Series 2015-C30, Class D, 3.81%, 07/15/48 (d),(g)	1,694,000	1,337,410
Series 2015-C30, Class C, 4.31%, 07/15/48 (d),(g),(h)	11,768,000	11,376,938
JPMDB Commercial Mortgage Securities Trust 2017-C7, Series 2017-C7 SEQ, Class A5, 3.41%, 10/15/50 (d),(b)	4,950,000	4,887,031
LB Commercial Mortgage Trust, Series 2007-C3, Class AJFL, 1 mo. USD LIBOR + 0.35%, 2.14%, 07/15/44 (f),(g)	4,126,179	4,060,160
LB UBS Commercial Mortgage Trust, Series 2008-C1, Class AM, 6.32%, 04/15/41 (g),(h)	17,576,409	18,130,066

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Principal Amount	Value
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AJ, 6.22%, 07/15/40 (g),(b),(h)	$17,259,252	$17,604,437
Lone Star Portfolio Trust, Series 2015-LSP, Class E, 1 mo. USD LIBOR + 5.60%, 7.38%, 09/15/28 (d),(f),(g)	7,081,748	7,130,350
LSTAR Commercial Mortgage Trust, Series 2015-3, Class D, 3.11%, 04/20/48 (d),(f),(g)	3,194,000	2,408,187
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class AJ, 5.43%, 05/12/39 (g),(b)	1,310,255	1,322,047
Series 2007-C1, Class AM, 5.81%, 06/12/50 (g),(h)	38,397,314	38,954,075
ML-CFC Commercial Mortgage Trust,
Series 2007-6, Class AM, 5.48%, 03/12/51 (g)	3,952,775	3,960,681
Series 2007-7, Class AMFL, 1 mo. USD LIBOR + 0.23%, 2.00%, 06/12/50 (f),(g)	1,676,433	1,691,521
Series 2007-7, Class AM, 5.75%, 06/12/50 (g),(b)	1,122,157	1,133,379
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class D, 3.25%, 12/15/47 (d),(f)	3,660,000	2,874,260
Series 2015-C21, Class D, 4.16%, 03/15/48 (d),(f),(g)	4,754,000	3,833,402
Series 2015-C23, Class D, 4.13%, 07/15/50 (d),(f),(g)	2,195,000	1,866,852
Series 2015-C27, Class D, 3.24%, 12/15/47 (d),(f),(g)	1,466,500	1,135,423
Series 2016-C29, Class D, 3.00%, 05/15/49 (d),(f),(k)	2,517,000	1,907,878
Series 2016-C30, Class D, 3.00%, 09/15/49 (d),(f),(g),(k)	1,323,000	990,169
Series 2016-C32, Class D, 3.40%, 12/15/49 (d),(f),(g),(k)	991,000	756,171
Series 2017-C34 SEQ, Class A4, 3.54%, 11/15/52 (d),(b)	2,907,303	2,901,779
Morgan Stanley Capital I Trust,
Series 2006-HQ10, Class AJ, 5.39%, 11/12/41 (g),(b),(h)	4,605,483	4,646,932
Series 2007-T25, Class AJ, 5.57%, 11/12/49 (g),(h),(k)	12,196,688	12,373,540
Series 2016-UB12, Class D, 3.31%, 12/15/49 (d),(f),(k)	1,761,000	1,313,710
Morgan Stanley Capital Trust, Series 2007-IQ15, Class AJ, 5.99%, 06/11/49 (g),(k)	1,867,489	1,901,104

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Principal Amount	Value
Motel 6 Trust, Series 2017-MTL6, Class E, 5.03%, 08/15/34 (d),(f),(g)	$5,925,906	$5,959,133
Palisades Center Trust, Series 2016-PLSD, Class D, 4.74%, 04/13/33 (d),(f)	6,907,000	6,830,546
PFP Ltd., Series 2017-3, Class D, 1 mo. USD LIBOR + 3.50%, 5.28%, 01/14/35 (d),(f),(g)	1,000,000	1,003,288
Resource Capital Corp. Ltd., Series 2015-CRE3, Class D, 1 mo. USD LIBOR + 4.00%, 5.79%, 03/15/32 (d),(f),(g)	810,062	810,155
TPG Real Estate Finance Issuer Ltd., Series 2018-FL1, Class D, 4.49%, 02/15/35 (d),(f),(g)	1,500,000	1,505,513
UBS Commercial Mortgage Trust, Series 2018-NYCH, Class F, 5.60%, 02/15/32 (d),(f),(g)	798,000	794,166
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C26, Class AM, 6.00%, 06/15/45 (g),(b)	1,304,075	1,322,332
Series 2006-C27, Class AJ, 5.83%, 07/15/45 (g),(b)	1,434,041	1,435,475
Series 2007-C30, Class AJ, 5.41%, 12/15/43 (g),(h)	2,825,818	2,854,076
Series 2007-C33, Class AJ, 6.01%, 02/15/51 (g)	5,016,257	5,066,420
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class E, 1 mo. USD LIBOR + 4.35%, 6.13%, 06/15/29 (d),(f),(g)	3,000,000	3,005,619
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27, Class D, 3.77%, 02/15/48 (d),(f)	6,903,000	5,420,988
Series 2015-C31, Class D, 3.85%, 11/15/48 (d)	3,546,000	2,801,673
Series 2015-LC20, Class D, 4.36%, 04/15/50 (d),(f),(g),(h)	5,292,000	4,459,542
Series 2015-NXS2, Class C, 4.25%, 07/15/58 (d),(g)	9,557,000	9,252,504
Series 2015-NXS4, Class E, 3.60%, 12/15/48 (d),(f),(g)	2,629,000	1,995,958
Series 2016-C34, Class D, 5.03%, 06/15/49 (d),(f),(g),(k)	2,764,000	2,307,885
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 4.27%, 03/15/45 (d),(f),(g)	3,976,000	3,735,225
Series 2013-C18, Class D, 4.66%, 12/15/46 (d),(f),(g)	2,000,000	1,796,526
Series 2014-C19, Class D, 4.23%, 03/15/47 (d),(f)	3,500,000	2,685,683

		471,633,549

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Principal Amount	Value
Interest Only Commercial Mortgage-Backed Securities — 0.4%
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class XA, 1.11%, 04/10/48 (d),(g),(h)	$13,966,658	$778,390
Commercial Mortgage Trust,
Series 2014-UBS4, Class XA, 1.21%, 08/10/47 (d),(g)	20,424,737	1,019,930
Series 2014-UBS5, Class XA, 1.03%, 09/10/47 (d),(g),(b)	3,960,517	152,943
Series 2015-CR23, Class XA, 0.98%, 05/10/48 (d),(g),(b)	12,224,701	564,781
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class XA, 0.84%, 06/15/57 (d),(g),(b)	40,118,053	1,719,059
Series 2015-C3, Class XA, 0.85%, 08/15/48 (d),(g)	34,255,212	1,401,655
GS Mortgage Securities Trust,
Series 2014-GC24, Class XA, 0.83%, 09/10/47 (d),(g),(b)	13,816,068	519,747
Series 2015-GC32, Class XA, 0.85%, 07/10/48 (d),(g),(h)	23,689,853	1,045,694
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class XA, 0.67%, 07/15/48 (d),(g)	52,173,541	1,577,937
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class XA, 1.21%, 08/15/47 (d),(g),(b)	24,780,028	1,087,719
Series 2015-C22, Class XA, 1.14%, 04/15/48 (d),(g)	19,116,838	1,039,554
Series 2015-C23, Class XA, 0.73%, 07/15/50 (d),(g),(h)	56,426,100	1,795,140
Series 2015-C25, Class XA, 1.13%, 10/15/48 (d),(g)	36,116,941	2,225,020
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class XA, 1.15%, 12/15/47 (d),(g)	43,419,290	2,356,495
Series 2015-C29, Class XA, 0.73%, 06/15/48 (d),(g),(h)	121,415,192	4,642,188
Series 2016-C32, Class XA, 1.34%, 01/15/59 (d),(g)	38,060,963	2,849,624
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class XA, 0.90%, 09/15/57 (d),(g),(b)	1,818,334	75,363

		24,851,239

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Principal Amount	Value
Inverse Interest Only Collateralized Mortgage Obligations — 0.1%
Federal National Mortgage Association,
Series 2014-28, Class SB, 1 mo. USD LIBOR + 6.05%, 4.18%, 05/25/44 (d),(g),(b)	$23,487,225	$3,675,774
Series 2015-13, Class ST, 1 mo. USD LIBOR + 5.60%, 3.73%, 03/25/45 (d),(g),(b)	14,072,466	2,238,338

		5,914,112

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,433,609,213)		1,485,791,611

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — 0.5%
North America — 0.5%
Inverse Interest Only Collateralized Mortgage Obligations — 0.5%
Government National Mortgage Association,
Series 2011-157, Class LS, 1 mo. USD LIBOR + 6.63%, 4.81%, 12/20/41 (d),(g),(b)	6,512,042	1,348,201
Series 2012-96, Class SA, 1 mo. USD LIBOR + 6.10%, 4.28%, 08/20/42 (d),(g),(b)	6,701,542	1,161,310
Series 2013-188, Class SA, 1 mo. USD LIBOR + 6.15%, 4.33%, 12/20/43 (d),(g),(b)	6,414,610	894,819
Series 2014-116, Class SC, 1 mo. USD LIBOR + 5.60%, 3.78%, 08/20/44 (d),(g),(b)	4,471,942	628,312
Series 2015-148, Class SL, 1 mo. USD LIBOR + 5.68%, 3.86%, 10/20/45 (d),(g),(b)	18,481,167	2,637,965
Series 2015-151, Class SC, 1 mo. USD LIBOR + 6.15%, 4.33%, 10/20/45 (d),(g),(b)	11,091,812	1,841,185
Series 2015-161, Class AS, 1 mo. USD LIBOR + 6.20%, 4.38%, 11/20/45 (d),(g),(b)	9,252,496	1,931,024
Series 2015-162, Class LS, 1 mo. USD LIBOR + 6.20%, 4.38%, 11/20/45 (d),(g),(b)	12,983,411	2,371,121
Series 2016-5, Class QS, 1 mo. USD LIBOR + 6.20%, 4.38%, 01/20/46 (d),(g),(b)	14,859,027	2,588,591
Series 2017-114, Class SP, 1 mo. USD LIBOR + 6.20%, 4.38%, 07/20/47 (d),(g),(b)	9,105,707	1,643,480
Series 2017-117, Class BS, 4.38%, 08/20/47 (d),(g)	7,095,256	1,332,979
Series 2017-117, Class SA, 4.38%, 08/20/47 (d),(g)	8,747,115	1,730,022
Series 2017-156, Class SB, 4.38%, 10/20/47 (d),(g),(b)	9,606,809	1,972,537

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Principal Amount	Value
Series 2017-56, Class AS, 1 mo. USD LIBOR + 6.15%, 4.33%, 04/20/47 (d),(g)	$8,695,264	$1,774,860
Series 2017-73, Class SM, 1 mo. USD LIBOR + 6.20%, 4.38%, 05/20/47 (d),(g),(b)	9,050,943	1,773,641
Series 2017-78, Class CS, 1 mo. USD LIBOR + 6.20%, 4.38%, 05/20/47 (d),(g),(b)	18,178,961	3,729,723

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (COST $29,359,163)		29,359,770

U.S. TREASURY OBLIGATIONS — 2.0%
North America — 2.0%
U.S. Treasury Inflation Indexed Notes,
0.13%, 07/15/26 (d), (b)	31,016,700	29,780,130
0.38%, 07/15/25 - 07/15/27 (b),(d)	17,699,555	17,336,618
0.50%, 01/15/28 (d)	22,856,697	22,424,214
0.63%, 01/15/26 (d), (b)	50,063,040	50,010,872

TOTAL U.S. TREASURY OBLIGATIONS (COST $122,515,399)		119,551,834

Security Description	Shares	Value

EXCHANGE-TRADED FUNDS — 2.2%
iShares Core MSCI Emerging Markets ETF (d),(b)	261,163	15,251,919
iShares Core S&P 500 ETF (d)	150,000	39,805,500
PowerShares Emerging Markets Sovereign Debt Portfolio (d),(b)	23,760	669,795
SPDR Dow Jones International Real Estate ETF (d),(b)	390,960	15,646,219
Vanguard Emerging Markets Government Bond ETF (d),(b)	6,600	517,770
Vanguard FTSE Emerging Markets ETF (d),(b)	346,644	16,285,335
Vanguard Global ex-U.S. Real Estate ETF (d),(b)	399,595	24,343,328
Vanguard REIT ETF (d),(b)	278,539	21,021,338

TOTAL EXCHANGE-TRADED FUNDS (COST $128,296,932)		133,541,204

INVESTMENTS IN INVESTEE FUNDS — 5.4%
North America — 5.4%
GCM Equity Partners LP (cost $91,734,684) (e),(n)		128,771,016
GCM Offshore Equity Partners LP (cost $30,211,561) (e),(n)		42,142,590
Glenview Capital Partners (Cayman), Ltd. (cost $125,000,000) (e),(n)	125,000	150,658,750

TOTAL INVESTMENTS IN INVESTEE FUNDS (COST $246,946,245)		321,572,356

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)

PURCHASED OPTIONS — 0.0%

Exchange-Traded Call Options — 0.0%
Airbus SE	96.00 EUR	04/20/18	129	1,210,020	$49,468	$20,714	$(28,754)
Airbus SE	100.00 EUR	04/20/18	103	966,140	29,350	5,893	(23,457)
Airbus SE	102.00 EUR	04/20/18	193	1,810,340	62,426	7,481	(54,945)
Airbus SE	98.00 EUR	04/20/18	129	1,210,020	26,384	12,143	(14,241)
Akzo Nobel NV	80.00 EUR	04/20/18	129	989,946	23,980	10,476	(13,504)
Akzo Nobel NV	82.00 EUR	04/20/18	129	989,946	28,672	5,159	(23,513)
Akzo Nobel NV	80.00 EUR	06/15/18	129	989,946	35,916	23,333	(12,583)
Akzo Nobel NV	84.00 EUR	06/15/18	129	989,946	33,036	10,000	(23,036)
Atlantia SpA	25.00 EUR	04/19/18	64	2,009,600	41,901	53,124	11,223
Atlantia SpA	29.00 EUR	04/19/18	64	2,009,600	30,772	79	(30,693)
Atos SE	110.00 EUR	06/15/18	129	1,433,190	71,833	96,110	24,277
Atos SE	120.00 EUR	06/15/18	129	1,433,190	59,326	40,476	(18,850)
Atos SE	115.00 EUR	06/15/18	129	1,433,190	47,636	—	(47,636)
BASF SE	90.00 EUR	04/20/18	129	1,064,379	32,623	7,222	(25,401)
BASF SE	84.00 EUR	04/20/18	129	1,064,379	34,710	10,317	(24,393)
Bayer AG	105.00 EUR	04/20/18	258	2,377,470	57,030	2,063	(54,967)
Bayer AG	100.00 EUR	04/20/18	387	3,566,205	76,381	5,000	(71,381)
Bayer AG	110.00 EUR	04/20/18	258	2,377,470	38,572	1,270	(37,302)
Bayer AG	100.00 EUR	05/18/18	258	2,377,470	49,426	14,920	(34,506)
Bayer AG	96.00 EUR	04/20/18	129	1,188,735	37,176	6,032	(31,144)
Bayer AG	98.00 EUR	04/20/18	129	1,188,735	20,957	2,698	(18,259)
Bayer AG	105.00 EUR	06/15/18	258	2,377,470	43,035	5,714	(37,321)
Bayer AG	96.00 EUR	06/15/18	129	1,188,735	19,626	22,381	2,755
Bayer AG	100.00 EUR	09/21/18	129	1,188,735	21,689	23,809	2,120
BNP Paribas SA	62.00 EUR	05/18/18	516	3,104,772	56,177	59,364	3,187
BNP Paribas SA	64.00 EUR	05/18/18	516	3,104,772	94,986	26,666	(68,320)
Cie de Saint-Gobain	46.00 EUR	04/20/18	258	1,105,788	26,253	4,286	(21,967)
Cie de Saint-Gobain	48.00 EUR	04/20/18	258	1,105,788	24,827	8,095	(16,732)
Cie de Saint-Gobain	43.00 EUR	05/18/18	258	1,105,788	33,857	33,866	9
Continental AG	230.00 EUR	06/15/18	64	1,433,600	34,721	29,295	(5,426)
Continental AG	230.00 EUR	05/18/18	64	1,433,600	29,697	19,136	(10,561)
Cypress Semiconductor Corp.	19.00 USD	05/18/18	967	1,640,032	49,803	38,680	(11,123)
Danone SA	70.00 EUR	04/20/18	258	1,695,834	38,307	10,159	(28,148)
Danone SA	68.00 EUR	06/15/18	129	847,917	33,092	15,873	(17,219)
Danone SA	68.00 EUR	05/18/18	129	847,917	24,018	14,047	(9,971)
E.On SE	8.20 EUR	04/20/18	1,934	1,744,468	84,890	199,894	115,004
Enel SpA	4.80 EUR	04/19/18	258	1,282,260	39,034	62,158	23,124
Enel SpA	5.00 EUR	04/19/18	258	1,282,260	25,705	19,460	(6,245)
Euro Stoxx 50	3,650.00 EUR	04/20/18	320	10,756,800	159,906	788	(159,118)
Euro Stoxx 50	3,550.00 EUR	04/20/18	224	7,529,760	145,760	2,756	(143,004)
Euro Stoxx 50	3,525.00 EUR	05/18/18	256	8,605,440	119,786	21,420	(98,366)
Euro Stoxx 50	3,450.00 EUR	04/20/18	192	6,454,080	79,669	24,806	(54,863)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
Euro Stoxx 50	3,350.00 EUR	06/15/18	352	11,832,480	$143,754	$267,667	$123,913
Euro Stoxx 50	3,400.00 EUR	06/15/18	352	11,832,480	232,170	164,585	(67,585)
Euro Stoxx 50	3,625.00 EUR	06/15/18	720	24,202,800	102,171	35,437	(66,734)
Euro Stoxx 50	3,350.00 EUR	05/18/18	64	2,151,360	37,606	44,887	7,281
Euro Stoxx 50	3,400.00 EUR	05/18/18	320	10,756,800	115,498	124,029	8,531
Euro Stoxx 50	3,450.00 EUR	05/18/18	320	10,756,800	182,493	78,749	(103,744)
Euro Stoxx Banks Index	140.00 EUR	06/15/18	464	2,916,008	93,277	8,564	(84,713)
Koninklijke DSM NV	85.00 EUR	06/15/18	516	4,161,024	114,679	63,491	(51,188)
Koninklijke DSM NV	90.00 EUR	06/15/18	258	2,080,512	23,899	11,428	(12,471)
Liberty Global PLC	32.50 USD	05/18/18	322	1,008,182	53,625	40,250	(13,375)
Liberty Global PLC	35.00 USD	05/18/18	322	1,008,182	27,854	15,295	(12,559)
Nikkei 225	25,000.00 JPY	06/08/18	23	486,658,840	12,257	3,026	(9,231)
Nokia Oyj	5.00 EUR	06/15/18	2,578	1,156,233	43,310	17,447	(25,863)
ON Semiconductor Corp.	26.00 USD	04/20/18	644	1,575,224	46,048	25,760	(20,288)
ON Semiconductor Corp.	28.00 USD	04/20/18	661	1,616,806	69,077	9,915	(59,162)
Orange SA	14.00 EUR	05/18/18	1,289	1,776,887	39,890	42,030	2,140
Peugeot SA	20.00 EUR	04/20/18	644	1,259,020	39,471	18,622	(20,849)
Peugeot SA	20.50 EUR	04/20/18	644	1,259,020	26,759	8,320	(18,439)
Publicis Groupe SA	58.00 EUR	04/20/18	264	1,493,712	55,856	27,936	(27,920)
Publicis Groupe SA	62.00 EUR	04/20/18	258	1,459,764	60,830	4,286	(56,544)
Publicis Groupe SA	64.00 EUR	04/20/18	387	2,189,646	94,970	3,810	(91,160)
RWE AG	17.00 EUR	04/20/18	1,289	2,584,445	127,813	333,070	205,257
Safran SA	94.00 EUR	04/20/18	129	1,109,142	34,577	1,984	(32,593)
Safran SA	92.00 EUR	05/18/18	129	1,109,142	41,227	11,190	(30,037)
SAP SE	88.00 EUR	04/20/18	129	1,101,273	17,826	6,429	(11,397)
Societe Generale SA	45.00 EUR	05/18/18	516	2,278,656	76,708	69,205	(7,503)
Societe Generale SA	47.00 EUR	05/18/18	516	2,278,656	80,659	28,571	(52,088)
Unicredit SpA	17.50 EUR	04/19/18	64	1,344,000	25,325	85,836	60,511
Unicredit SpA	18.00 EUR	05/17/18	64	1,344,000	22,956	9,450	(13,506)
Unicredit SpA	18.50 EUR	04/19/18	64	1,344,000	49,805	1,189	(48,616)
Valeo SA	56.00 EUR	06/15/18	129	691,956	24,205	20,079	(4,126)
Valeo SA	58.00 EUR	06/15/18	129	691,956	14,888	10,873	(4,015)
Vodafone Group PLC	2.15 GBP	04/20/18	1,289	250,349,580	99,854	—	(99,854)
Vodafone Group PLC	2.10 GBP	04/20/18	1,289	250,349,580	44,091	9,042	(35,049)
Vodafone Group PLC	1.95 GBP	06/15/18	1,031	200,240,820	93,686	99,446	5,760

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
Vodafone Group PLC	2.00 GBP	05/18/18	1,289	250,349,580	$97,379	$76,860	$(20,519)
Vodafone Group PLC	2.10 GBP	05/18/18	902	175,186,440	51,007	20,565	(30,442)
Volkswagen AG	175.00 EUR	05/18/18	64	1,034,240	34,728	8,111	(26,617)
Volkswagen AG	165.00 EUR	04/20/18	64	1,034,240	22,885	19,293	(3,592)
Volkswagen AG	170.00 EUR	05/18/18	64	1,034,240	21,704	20,317	(1,387)

					$4,669,230	$2,824,207	$(1,845,023)

Exchange-Traded Put Options — 0.0%
Barclays PLC	2.05 GBP	04/20/18	644	132,986,000	$71,554	$42,918	$(28,636)
Barclays PLC	2.00 GBP	05/18/18	644	132,986,000	64,117	54,212	(9,905)
BASF SE	81.00 EUR	04/20/18	129	1,064,379	19,845	21,190	1,345
BASF SE	78.00 EUR	05/18/18	129	1,064,379	31,604	31,270	(334)
Cypress Semiconductor Corp.	16.00 USD	05/18/18	322	546,112	26,405	19,320	(7,085)
DAX Index	11,850.00 EUR	05/18/18	19	1,149,189	39,501	25,716	(13,785)
FTSE 100 Index	6,500.00 GBP	06/15/18	13	917,359	15,553	10,396	(5,157)
FTSE 100 Index	7,000.00 GBP	05/18/18	65	4,586,797	104,477	118,554	14,077
ING Groep NV	13.00 EUR	05/18/18	1,934	2,649,580	104,806	66,631	(38,175)
Lam Research Corp.	180.00 USD	06/15/18	42	853,272	44,991	26,460	(18,531)
Lam Research Corp.	225.00 USD	04/20/18	64	1,300,224	71,776	141,376	69,600
Lam Research Corp.	195.00 USD	05/18/18	97	1,970,652	133,084	94,090	(38,994)
Lam Research Corp.	225.00 USD	05/18/18	64	1,300,224	96,096	168,000	71,904
Monsanto Co.	110.00 USD	07/20/18	129	1,505,301	38,894	38,894	—
Nasdaq 100 Stock Index	6,800.00 USD	06/15/18	1	658,113	26,301	38,810	12,509
Nasdaq 100 Stock Index	6,250.00 USD	05/18/18	2	1,316,225	36,202	25,440	(10,762)
Omnicom Group, Inc.	72.50 USD	04/20/18	132	959,244	37,818	25,080	(12,738)
RWE AG	15.50 EUR	04/20/18	773	1,549,865	66,617	1,902	(64,715)
S&P 500 Index	2,600.00 USD	07/20/18	27	7,130,349	186,789	218,700	31,911
S&P 500 Index	2,700.00 USD	07/20/18	4	1,056,348	35,777	46,080	10,303
S&P 500 Index	2,500.00 USD	06/15/18	13	3,433,131	77,371	54,405	(22,966)
SAP SE	84.00 EUR	04/20/18	129	1,101,273	19,211	19,841	630
SAP SE	82.00 EUR	05/18/18	129	1,101,273	27,966	25,555	(2,411)
U.S. Bond Future	137.00 USD	04/20/18	80	9,683,200	21,406	1,250	(20,156)
Unicredit SpA	16.50 EUR	04/19/18	64	1,344,000	50,370	13,765	(36,605)
Vinci SA	76.00 EUR	04/20/18	129	1,030,710	27,781	5,397	(22,384)
Vodafone Group PLC	1.90 GBP	05/18/18	644	125,077,680	57,415	40,659	(16,756)

					$1,533,727	$1,375,911	$(157,816)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)

FX OTC Put Options — 0.0%
USD/CAD Currency	Morgan Stanley & Co. International plc	1.10 USD	04/26/18	200,000	—	$7,000	$105	$(6,895)
USD/EUR Currency	Deutsche Bank AG	1.21 USD	12/20/18	7,000,000	—	107,207	95,585	(11,622)

						$114,207	$95,690	$(18,517)

Total Purchased Options Outstanding						$6,317,164	$4,295,808	$(2,021,356)

Security Description	Shares	Value

SHORT-TERM INVESTMENT—MONEY MARKET FUNDS — 5.8%
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio (d),(o)	22,164	$22,164
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.58% (o)	349,537,541	349,537,541

TOTAL SHORT-TERM INVESTMENT—MONEY MARKET FUNDS (COST $349,559,705)		349,559,705

TOTAL INVESTMENTS IN SECURITIES — 90.8% (COST $5,228,124,034)		5,449,230,647

TOTAL SECURITIES SOLD SHORT — (24.3)% (PROCEEDS $1,471,289,826)		(1,460,283,609)

Other Assets (p) — 33.5%		2,015,067,110

Net Assets — 100.0%		$6,004,014,148

Security Description	Shares	Value

SECURITIES SOLD SHORT — (24.3)%
COMMON STOCK — (22.1)%
Africa — (0.0)%
Metals & Mining — (0.0)%
AngloGold Ashanti Ltd. ADR	10,000	(94,900)

Oil, Gas & Coal — (0.0)%
Kosmos Energy Ltd.	38,300	(241,290)
Sasol Ltd. ADR	7,200	(245,016)

		(486,306)

Total Africa		(581,206)

Asia — (1.3)%
Asset Management — (0.0)%
Noah Holdings Ltd. ADR	300	(14,163)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Automotive — (0.0)%
Kandi Technologies Group, Inc.	12,900	$(62,565)
SORL Auto Parts, Inc.	1,000	(6,510)
Tata Motors Ltd. ADR	12,500	(321,250)
Toyota Motor Corp. ADR	7,300	(951,701)

		(1,342,026)

Banking — (0.0)%
HDFC Bank Ltd. ADR	25,200	(2,489,004)
KB Financial Group, Inc. ADR	5,400	(312,876)
Mitsubishi UFJ Financial Group, Inc. ADR	46,800	(310,752)
Mizuho Financial Group, Inc. ADR	4,400	(16,280)
Shinhan Financial Group Co. Ltd. ADR	3,500	(148,400)
Sumitomo Mitsui Financial Group, Inc. ADR	13,500	(114,750)

		(3,392,062)

Biotechnology & Pharmaceuticals — (0.0)%
Dr Reddy's Laboratories Ltd. ADR	800	(26,152)
Zai Lab Ltd. ADR	100	(2,135)

		(28,287)

Consumer Products — (0.0)%
Future FinTech Group, Inc.	200	(410)

Consumer Services — (0.0)%
Bright Scholar Education Holdings Ltd. ADR	10,500	(162,120)
RISE Education Cayman Ltd. ADR	2,699	(41,322)
RYB Education, Inc. ADR	500	(8,330)

		(211,772)

Gaming, Lodging & Restaurants — (0.0)%
500.com Ltd. Class A ADR	6,900	(118,404)

Institutional Financial Services — (0.0)%
China Internet Nationwide Financial Services, Inc.	200	(6,422)

Insurance — (0.0)%
China Life Insurance Co. Ltd. ADR	1,300	(18,187)

Iron & Steel — (0.0)%
POSCO ADR	1,600	(126,160)

Media — (0.1)%
Eros International PLC	1,800	(19,620)
Fang Holdings Ltd. ADR	102,500	(526,850)
LINE Corp. ADR	5,400	(210,654)
MakeMyTrip Ltd.	16,600	(576,020)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Renren, Inc. ADR	40	$(336)
Sogou, Inc. ADR	4,100	(33,825)
Xunlei Ltd. ADR	36,300	(366,267)
Yatra Online, Inc.	300	(1,983)

		(1,735,555)

Metals & Mining — (0.0)%
Vedanta Ltd. ADR	1,700	(29,869)

Oil, Gas & Coal — (0.0)%
CNOOC Ltd. ADR	5,200	(768,924)
PetroChina Co. Ltd. ADR	1,900	(132,506)
Recon Technology Ltd.	500	(590)

		(902,020)

Renewable Energy — (0.0)%
JinkoSolar Holding Co. Ltd. ADR	22,500	(410,625)
Yingli Green Energy Holding ADR	2,240	(3,763)

		(414,388)

Retail—Discretionary — (1.1)%
Alibaba Group Holding Ltd. ADR (d)	322,001	(59,100,064)
JD.com, Inc. ADR	176,200	(7,134,338)
LightInTheBox Holding Co. Ltd. ADR	600	(1,338)

		(66,235,740)

Semiconductors — (0.0)%
Himax Technologies, Inc. ADR	131,800	(811,888)
Semiconductor Manufacturing International Corp. ADR	3,000	(19,800)

		(831,688)

Software — (0.0)%
Gridsum Holding, Inc. ADR	7,600	(62,092)
LiNiu Technology Group	1,616	(2,343)
Link Motion, Inc. ADR	10,800	(17,928)
NetEase, Inc. ADR	4,100	(1,149,599)

		(1,231,962)

Specialty Finance — (0.0)%
China Rapid Finance Ltd. ADR	1,983	(9,875)
Jianpu Technology, Inc. ADR	700	(3,871)
ORIX Corp. ADR	100	(8,986)
PPDAI Group, Inc. ADR	700	(5,215)
Qudian, Inc. ADR	17,300	(202,410)

		(230,357)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Technology Services — (0.1)%
Baozun, Inc. ADR	32,900	$(1,509,452)
China Information Technology, Inc.	300	(537)
Infosys Ltd. ADR	19,200	(342,720)
Sea Ltd. ADR	25,800	(290,766)
Wipro Ltd. ADR	4,200	(21,672)

		(2,165,147)

Telecommunications — (0.0)%
21Vianet Group, Inc. ADR	100	(693)
China Mobile Ltd. ADR	2,700	(123,525)
China Unicom Hong Kong Ltd. ADR	14,600	(187,318)
Chunghwa Telecom Co. Ltd. ADR	4,500	(174,870)
GDS Holdings Ltd. ADR	1,100	(30,195)
KT Corp. ADR	21,900	(300,030)
PLDT, Inc. ADR	400	(11,348)
PT Telekomunikasi Indonesia Persero Tbk ADR	5,300	(140,026)
SK Telecom Co. Ltd. ADR	3,600	(87,012)

		(1,055,017)

Transportation & Logistics — (0.0)%
BEST, Inc. ADR	4,600	(47,380)
Seaspan Corp.	17,200	(114,896)
ZTO Express Cayman, Inc. ADR	43,200	(647,568)

		(809,844)

Utilities — (0.0)%
Huaneng Power International, Inc. ADR	2,180	(58,533)
Korea Electric Power Corp. ADR	27,900	(429,381)

		(487,914)

Total Asia		(81,387,394)

Europe — (1.1)%
Asset Management — (0.0)%
Janus Henderson Group PLC	8,700	(287,883)
UBS Group AG	114,200	(2,016,772)

		(2,304,655)

Banking — (0.1)%
Banco Bilbao Vizcaya Argentaria SA ADR	11,200	(88,480)
Banco Santander SA ADR	282,732	(1,851,895)
Barclays PLC ADR	102,104	(1,206,869)
Deutsche Bank AG	94,300	(1,318,314)
HSBC Holdings PLC ADR	54,494	(2,597,729)
ING Groep NV ADR	2,200	(37,246)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Royal Bank of Scotland Group PLC ADR	45,400	$(335,960)

		(7,436,493)

Biotechnology & Pharmaceuticals — (0.5)%
AC Immune SA	1,795	(18,560)
Affimed NV	4,400	(8,140)
Bayer AG (d)	176,173	(19,860,633)
Cellectis SA ADR	1,500	(47,265)
CRISPR Therapeutics AG	2,100	(95,991)
Nabriva Therapeutics plc	2,200	(11,066)
Novo Nordisk A/S ADR	11,300	(556,525)
Prothena Corp. PLC	12,800	(469,888)
Roche Holding AG (d)	43,350	(9,916,445)
Vifor Pharma AG (d)	9,680	(1,492,678)

		(32,477,191)

Construction Materials — (0.0)%
CRH PLC ADR	2,800	(95,256)

Consumer Products — (0.0)%
Anheuser-Busch InBev NV ADR	2,600	(285,844)

Gaming, Lodging & Restaurants — (0.0)%
Belmond Ltd. Class A	100	(1,115)

Hardware — (0.0)%
Nokia Oyj ADR	61,300	(335,311)
Telefonaktiebolaget LM Ericsson ADR	1,900	(12,160)
voxeljet AG ADR	3,100	(10,633)

		(358,104)

Health Care Facilities & Services — (0.0)%
Fresenius Medical Care AG & Co. KGaA ADR	300	(15,324)

Industrial Services — (0.1)%
AerCap Holdings NV	62,400	(3,164,928)

Institutional Financial Services — (0.0)%
Credit Suisse Group AG ADR	118,349	(1,987,080)

Insurance — (0.0)%
Prudential PLC ADR	7,563	(386,696)

Iron & Steel — (0.1)%
ArcelorMittal	79,297	(2,522,438)

Machinery — (0.0)%
CNH Industrial NV	1,000	(12,400)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Media — (0.1)%
Liberty Global PLC A Shares	94,400	$(2,955,664)
Pearson PLC ADR	10,600	(111,618)

		(3,067,282)

Medical Equipment & Devices — (0.0)%
Auris Medical Holding AG	160	(256)
Koninklijke Philips NV	300	(11,493)

		(11,749)

Metals & Mining — (0.0)%
Ferroglobe PLC (e)	400	0

Oil, Gas & Coal — (0.1)%
BP PLC ADR	35	(1,419)
Royal Dutch Shell PLC ADR	61,124	(3,900,322)
Seadrill Ltd.	12,596	(2,456)
Statoil ASA ADR	33,060	(781,869)
TechnipFMC PLC	40,600	(1,195,670)

		(5,881,736)

Semiconductors — (0.0)%
ASML Holding NV New York Shares	1,200	(238,272)
NXP Semiconductors NV	2,968	(347,256)

		(585,528)

Software — (0.0)%
SAP SE ADR	200	(21,032)

Specialty Finance — (0.0)%
Fly Leasing Ltd. ADR	1,100	(14,641)

Technology Services — (0.0)%
RELX NV ADR	900	(18,711)

Telecommunications — (0.1)%
BT Group PLC ADR	15,600	(252,096)
Telefonica SA ADR	42,001	(414,550)
VEON Ltd. ADR	115,100	(303,864)
Vodafone Group PLC ADR	77,500	(2,156,050)

		(3,126,560)

Transportation & Logistics — (0.0)%
Ardmore Shipping Corp.	9,100	(69,160)
Diana Shipping, Inc.	300	(1,098)
DryShips, Inc.	76,210	(278,929)
Frontline Ltd.	34,040	(150,797)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
GasLog Ltd.	18,300	$(301,035)
Globus Maritime Ltd.	1,432	(1,060)
Golden Ocean Group Ltd.	480	(3,816)
Navigator Holdings Ltd.	6,000	(70,500)
Navios Maritime Holdings, Inc.	17,500	(15,713)
Nordic American Offshore Ltd.	4,822	(5,304)
Scorpio Tankers, Inc.	248,800	(487,648)
Ship Finance International Ltd.	2,200	(31,460)
Star Bulk Carriers Corp.	980	(11,397)
Tsakos Energy Navigation Ltd.	19,500	(64,350)

		(1,492,267)

Utilities — (0.0)%
Abengoa Yield PLC	818	(16,016)
National Grid PLC ADR	6,692	(377,630)

		(393,646)

Total Europe		(65,660,676)

Middle East — (0.1)%
Biotechnology & Pharmaceuticals — (0.1)%
Foamix Pharmaceuticals Ltd.	2,000	(10,260)
Oramed Pharmaceuticals, Inc.	1,400	(9,114)
Teva Pharmaceutical Industries Ltd. ADR (d)	429,200	(7,335,028)
UroGen Pharma Ltd.	100	(4,969)
Vascular Biogenics Ltd.	4,800	(11,040)

		(7,370,411)

Chemicals — (0.0)%
Israel Chemicals Ltd.	200	(848)

Hardware — (0.0)%
Kornit Digital Ltd.	9,800	(126,420)
SuperCom Ltd.	200	(546)

		(126,966)

Medical Equipment & Devices — (0.0)%
InspireMD, Inc.	66	(69)
ReWalk Robotics Ltd.	8,400	(9,240)

		(9,309)

Software — (0.0)%
Check Point Software Technologies Ltd.	3,300	(327,822)
My Size, Inc.	100	(140)

		(327,962)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Telecommunications — (0.0)%
magicJack VocalTec Ltd.	500	$(4,200)
Turkcell Iletisim Hizmetleri AS ADR	2,500	(23,900)

		(28,100)

Total Middle East		(7,863,596)

North America — (19.5)%
Aerospace & Defense — (0.2)%
Aerojet Rocketdyne Holdings, Inc.	1,700	(47,549)
Aerovironment, Inc.	2,400	(109,224)
American Outdoor Brands Corp.	12,400	(127,968)
Arconic, Inc.	4,395	(101,261)
Axon Enterprise, Inc.	16,500	(648,615)
Harris Corp.	18	(2,903)
Rockwell Collins, Inc.	35,001	(4,719,885)
Spirit AeroSystems Holdings, Inc. Class A	300	(25,110)
Sturm Ruger & Co., Inc.	9,400	(493,500)
Textron, Inc.	3,200	(188,704)
Triumph Group, Inc.	5,000	(126,000)
United Technologies Corp.	38,200	(4,806,324)
Woodward, Inc.	3,600	(257,976)

		(11,655,019)

Apparel & Textile Products — (0.0)%
Canada Goose Holdings, Inc.	1,400	(46,788)
Columbia Sportswear Co.	1,000	(76,430)
Deckers Outdoor Corp.	1,300	(117,039)
Hanesbrands, Inc.	62,400	(1,149,408)
Iconix Brand Group, Inc.	22,100	(24,531)
Lakeland Industries, Inc.	1,200	(15,540)
Michael Kors Holdings Ltd.	9,600	(595,968)
Naked Brand Group, Inc.	694	(1,020)
Sequential Brands Group, Inc.	9,800	(20,433)
VF Corp.	200	(14,824)
Wolverine World Wide, Inc.	300	(8,670)

		(2,070,651)

Asset Management — (0.3)%
Affiliated Managers Group, Inc.	5,400	(1,023,732)
Artisan Partners Asset Management, Inc. Class A	23,400	(779,220)
Brookfield Asset Management, Inc. Class A	66,650	(2,599,350)
Charles Schwab Corp.	69,200	(3,613,624)
Cohen & Steers, Inc.	100	(4,066)
Ditech Holding Corp. (e)	2,244	0
Ditech Holding Corp. (e)	2,828	0

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
E*TRADE Financial Corp.	33,300	$(1,845,153)
Federated Investors, Inc. Class B	4,400	(146,960)
Franklin Resources, Inc.	50,400	(1,747,872)
Kennedy-Wilson Holdings, Inc.	58,900	(1,024,860)
Legg Mason, Inc.	2,100	(85,365)
Leucadia National Corp.	35,400	(804,642)
Main Street Capital Corp.	1,706	(62,951)
Medley Capital Corp.	9,500	(37,810)
Oaktree Specialty Lending Corp.	600	(2,526)
Ominto, Inc.	100	(287)
TD Ameritrade Holding Corp.	4,800	(284,304)
Triangle Capital Corp.	16,500	(183,645)
Waddell & Reed Financial, Inc. Class A	36,000	(727,560)
WisdomTree Investments, Inc.	81,100	(743,687)
ZAIS Group Holdings, Inc.	673	(2,726)

		(15,720,340)

Automotive — (0.5)%
Adient PLC	50,900	(3,041,784)
ADOMANI, Inc.	100	(118)
American Axle & Manufacturing Holdings, Inc.	6,700	(101,974)
Cooper Tire & Rubber Co.	500	(14,650)
Dorman Products, Inc.	700	(46,347)
General Motors Co.	2,200	(79,948)
Goodyear Tire & Rubber Co.	400	(10,632)
Horizon Global Corp.	19,900	(163,976)
Motorcar Parts of America, Inc.	1,100	(23,573)
Tesla Motors, Inc.	90,600	(24,111,378)
Westport Innovations, Inc.	23,000	(50,370)

		(27,644,750)

Banking — (0.4)%
Ameris Bancorp	100	(5,290)
Banc of California, Inc.	35,500	(685,150)
Bank of Hawaii Corp.	100	(8,310)
Bank of Montreal	16,200	(1,224,234)
Bank of Nova Scotia	32,200	(1,986,740)
BankUnited, Inc.	900	(35,982)
Berkshire Hills Bancorp, Inc.	1,100	(41,745)
BofI Holding, Inc.	200	(8,106)
Canadian Imperial Bank of Commerce	21,400	(1,889,192)
Cathay General Bancorp	4,500	(179,910)
Centerstate Banks, Inc.	5,171	(137,187)
Chemical Financial Corp.	6,193	(338,633)
CIT Group, Inc.	28,400	(1,462,600)
Columbia Banking System, Inc.	3,300	(138,435)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Commerce Bancshares, Inc.	1,284	$(76,925)
Community Bank System, Inc.	200	(10,712)
ConnectOne Bancorp, Inc.	23	(663)
Customers Bancorp, Inc.	900	(26,235)
Eagle Bancorp, Inc.	100	(5,985)
First Busey Corp.	434	(12,899)
First Commonwealth Financial Corp.	2,000	(28,260)
First Horizon National Corp.	29,600	(557,368)
First Merchants Corp.	400	(16,680)
First Midwest Bancorp, Inc.	5,700	(140,163)
First Republic Bank	900	(83,349)
Flagstar Bancorp, Inc.	5,900	(208,860)
FNB Corp.	100,155	(1,347,085)
Glacier Bancorp, Inc.	2,400	(92,112)
Great Western Bancorp, Inc.	2,200	(88,594)
Hancock Holding Co.	3,100	(160,270)
Home BancShares, Inc.	685	(15,625)
HomeStreet, Inc.	6,900	(197,685)
Hope Bancorp, Inc.	3,138	(57,080)
IBERIABANK Corp.	4,200	(327,600)
Independent Bank Corp.	300	(21,465)
Investors Bancorp, Inc.	2,400	(32,736)
JPMorgan Chase & Co.	600	(65,982)
Kearny Financial Corp.	300	(3,900)
KeyCorp	4	(78)
MB Financial, Inc.	2,036	(82,417)
Northwest Bancshares, Inc.	800	(13,248)
Old National Bancorp	4,809	(81,272)
Pacific Premier Bancorp, Inc.	4,500	(180,900)
PacWest Bancorp	12,395	(613,924)
Pinnacle Financial Partners, Inc.	23,100	(1,483,020)
Popular, Inc.	2,710	(112,790)
Provident Financial Services, Inc.	100	(2,559)
Royal Bank of Canada	37,900	(2,929,291)
Signature Bank	300	(42,585)
Simmons First National Corp. Class A	3,318	(94,397)
South State Corp.	244	(20,813)
Southern National Bancorp of Virginia, Inc.	600	(9,504)
Sterling Bancorp	81,308	(1,833,495)
TCF Financial Corp.	100	(2,281)
Texas Capital Bancshares, Inc.	1,000	(89,900)
TFS Financial Corp.	5,552	(81,559)
Toronto-Dominion Bank	63,245	(3,595,478)
Towne Bank	40	(1,144)
Trustmark Corp.	100	(3,116)
Union Bankshares Corp.	1,900	(69,749)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
United Bankshares, Inc.	1,403	$(49,456)
United Community Banks, Inc.	100	(3,165)
Valley National Bancorp	100	(1,246)
Washington Federal, Inc.	400	(13,840)
Webster Financial Corp.	1,200	(66,480)

		(23,197,454)

Biotechnology & Pharmaceuticals — (2.5)%
Abeona Therapeutics, Inc.	37,700	(540,995)
ACADIA Pharmaceuticals, Inc.	94,900	(2,132,403)
Acceleron Pharma, Inc.	13,100	(512,210)
AcelRx Pharmaceuticals, Inc.	25,855	(54,296)
Achaogen, Inc.	29,700	(384,615)
Achieve Life Sciences, Inc.	90	(114)
Achillion Pharmaceuticals, Inc.	3,500	(12,985)
Aclaris Therapeutics, Inc.	13,500	(236,520)
Actinium Pharmaceuticals, Inc.	21,600	(7,886)
Adamas Pharmaceuticals, Inc.	21,400	(511,460)
Adamis Pharmaceuticals Corp.	26,500	(92,750)
Aduro Biotech, Inc.	9,300	(86,490)
Advaxis, Inc.	14,700	(24,843)
Aerie Pharmaceuticals, Inc.	12,900	(699,825)
Aeterna Zentaris, Inc.	10,924	(15,949)
Agenus, Inc.	76,900	(362,199)
Agile Therapeutics, Inc.	3,400	(8,738)
Aimmune Therapeutics, Inc.	23,300	(741,639)
Akcea Therapeutics, Inc.	1,900	(48,659)
Akebia Therapeutics, Inc.	9,600	(91,488)
Akers Biosciences, Inc.	3,200	(2,650)
Alder Biopharmaceuticals, Inc.	54,200	(688,340)
Aldeyra Therapeutics, Inc.	400	(3,000)
Alexion Pharmaceuticals, Inc.	18,100	(2,017,426)
Alimera Sciences, Inc.	8,700	(8,961)
Alkermes PLC	200	(11,592)
Allergan PLC	73,470	(12,364,266)
Alpine Immune Sciences, Inc.	250	(2,000)
Altimmune, Inc.	1,410	(1,636)
AMAG Pharmaceuticals, Inc.	21,700	(437,255)
Amicus Therapeutics, Inc.	44,600	(670,784)
Ampio Pharmaceuticals, Inc.	21,512	(73,141)
AnaptysBio, Inc.	800	(83,264)
Anavex Life Sciences Corp.	19,300	(53,268)
ANI Pharmaceuticals, Inc.	3,400	(197,948)
Anthera Pharmaceuticals, Inc.	11,787	(3,765)
Aptevo Therapeutics, Inc.	8,900	(29,103)
Aquinox Pharmaceuticals, Inc.	2,400	(33,792)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Aradigm Corp.	2,434	$(2,970)
Aralez Pharmaceuticals, Inc.	34,728	(52,092)
Aratana Therapeutics, Inc.	13,000	(57,330)
Arbutus Biopharma Corp.	4,200	(21,000)
Arcturus Therapeutics Ltd.	657	(3,614)
Ardelyx, Inc.	10,200	(51,510)
Arena Pharmaceuticals, Inc.	8,430	(332,985)
Argos Therapeutics, Inc.	4,830	(4,347)
ARMO BioSciences, Inc.	100	(3,741)
Arrowhead Pharmaceuticals, Inc.	24,500	(176,645)
Atara Biotherapeutics, Inc.	7,400	(288,600)
Athenex, Inc.	6,590	(112,096)
aTyr Pharma, Inc.	1,200	(3,180)
Aurinia Pharmaceuticals, Inc.	44,200	(229,398)
AVEO Pharmaceuticals, Inc.	54,800	(158,920)
Avexis, Inc.	15,800	(1,952,564)
Avid Bioservices, Inc.	3,457	(10,094)
Axovant Sciences Ltd.	6,000	(7,980)
Axsome Therapeutics, Inc.	200	(490)
Bellicum Pharmaceuticals, Inc.	19,600	(128,576)
Bio-Path Holdings, Inc.	60	(120)
Biocept, Inc.	27,392	(8,081)
BioDelivery Sciences International, Inc.	23,200	(52,200)
Biogen Idec, Inc. (d)	24,490	(6,705,852)
Biohaven Pharmaceutical Holding Co. Ltd.	4,500	(115,920)
BioPharmX Corp.	28,487	(6,581)
Biostar Pharmaceuticals, Inc.	200	(654)
Caladrius Biosciences, Inc.	1,160	(6,774)
Calithera Biosciences, Inc.	8,600	(54,180)
Cambrex Corp.	200	(10,460)
Capricor Therapeutics, Inc.	3,318	(4,513)
Cara Therapeutics, Inc.	26,100	(323,118)
Catabasis Pharmaceuticals, Inc.	5,400	(9,774)
Catalyst Biosciences, Inc.	1,700	(43,860)
Catalyst Pharmaceutical Partners, Inc.	200	(478)
Celldex Therapeutics, Inc.	12,300	(28,659)
Cellectar Biosciences, Inc.	1,630	(1,850)
Cellular Biomedicine Group, Inc.	100	(1,755)
Celsion Corp.	13,100	(29,344)
Cerecor, Inc.	100	(429)
Chiasma, Inc.	300	(450)
ChromaDex Corp.	1,100	(4,620)
Cidara Therapeutics, Inc.	500	(2,000)
Clovis Oncology, Inc.	39,300	(2,075,040)
Coherus Biosciences, Inc.	23,300	(257,465)
Collegium Pharmaceutical, Inc.	23,700	(605,535)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Conatus Pharmaceuticals, Inc.	13,100	$(76,897)
Concert Pharmaceuticals, Inc.	100	(2,290)
Concordia International Corp.	8,800	(4,280)
ContraVir Pharmaceuticals, Inc.	39,628	(9,114)
Corbus Pharmaceuticals Holdings, Inc.	30,000	(183,000)
CorMedix, Inc.	10,200	(1,848)
Corvus Pharmaceuticals, Inc.	1,900	(21,907)
Cyclacel Pharmaceuticals, Inc.	400	(540)
Cymabay Therapeutics, Inc.	5,200	(67,548)
CytRx Corp.	15,943	(25,349)
Dare Bioscience, Inc.	1,763	(1,477)
Deciphera Pharmaceuticals, Inc.	2,900	(58,116)
DelMar Pharmaceuticals, Inc.	2,099	(1,973)
Depomed, Inc.	47,800	(315,002)
Diffusion Pharmaceuticals, Inc.	8,618	(4,705)
Dova Pharmaceuticals, Inc.	292	(7,919)
Durect Corp.	200	(428)
Dynavax Technologies Corp.	49,330	(979,201)
Eagle Pharmaceuticals, Inc.	11,500	(605,935)
Editas Medicine, Inc.	37,500	(1,243,125)
Egalet Corp.	23,100	(14,555)
Eleven Biotherapeutics, Inc.	9,468	(9,941)
Endo International PLC	178,600	(1,060,884)
Endocyte, Inc.	29,400	(267,246)
Epizyme, Inc.	8,300	(147,325)
Esperion Therapeutics, Inc.	20,000	(1,446,600)
Evoke Pharma, Inc.	5,100	(10,608)
Exelixis, Inc.	8,500	(188,275)
EyeGate Pharmaceuticals, Inc.	200	(76)
EyePoint Pharmaceuticals, Inc.	700	(854)
Fibrocell Science, Inc.	66	(39)
Flexion Therapeutics, Inc.	30,000	(672,300)
Fortress Biotech, Inc.	500	(2,275)
G1 Therapeutics, Inc.	2,600	(96,330)
Galectin Therapeutics, Inc.	9,679	(45,878)
Genocea Biosciences, Inc.	17,503	(18,378)
Geron Corp.	60,900	(258,825)
Gilead Sciences, Inc.	10,100	(761,439)
Global Blood Therapeutics, Inc.	40,500	(1,956,150)
GlycoMimetics, Inc.	23,300	(378,159)
Heat Biologics, Inc.	2,847	(4,641)
Heron Therapeutics, Inc.	18,700	(516,120)
Horizon Pharma PLC	37,400	(531,080)
HTG Molecular Diagnostics, Inc.	7,296	(26,412)
Idera Pharmaceuticals, Inc.	49,500	(91,080)
Immune Pharmaceuticals, Inc.	13,762	(4,817)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Immunomedics, Inc.	49,500	$(723,195)
Imprimis Pharmaceuticals, Inc.	11,300	(19,888)
Incyte Corp.	1,900	(158,327)
Infinity Pharmaceuticals, Inc.	39,200	(82,320)
Innoviva, Inc.	1,200	(20,004)
Inovio Pharmaceuticals, Inc.	47,700	(224,667)
Insmed, Inc.	8,500	(191,420)
Insys Therapeutics, Inc.	12,100	(73,084)
Intellia Therapeutics, Inc.	12,000	(253,080)
Intellipharmaceutics International, Inc.	5,504	(3,128)
Intercept Pharmaceuticals, Inc.	8,800	(541,376)
Intersect ENT, Inc.	2,500	(98,250)
Intra-Cellular Therapies, Inc.	19,800	(416,790)
Intrexon Corp.	42,800	(656,124)
Iovance Biotherapeutics, Inc.	2,100	(35,490)
Ironwood Pharmaceuticals, Inc.	33,800	(521,534)
ITUS Corp.	4,362	(16,750)
Johnson & Johnson	14,700	(1,883,805)
Jounce Therapeutics, Inc.	6,000	(134,100)
Kala Pharmaceuticals, Inc.	3,200	(50,656)
KalVista Pharmaceuticals, Inc.	92	(872)
Karyopharm Therapeutics, Inc.	7,000	(93,940)
Keryx Biopharmaceuticals, Inc.	84,500	(345,605)
La Jolla Pharmaceutical Co.	20,377	(606,827)
Lannett Co., Inc.	30,200	(484,710)
Lipocine, Inc.	6,997	(10,705)
Loxo Oncology, Inc.	13,900	(1,603,643)
MacroGenics, Inc.	2,700	(67,932)
Madrigal Pharmaceuticals, Inc.	1,068	(124,732)
MannKind Corp.	96,329	(219,630)
Marinus Pharmaceuticals, Inc.	32,400	(123,768)
Matinas BioPharma Holdings, Inc.	1,800	(1,377)
Medicines Co.	39,500	(1,301,130)
MediciNova, Inc.	600	(6,132)
MEI Pharma, Inc.	3,600	(7,452)
Melinta Therapeutics, Inc.	2,920	(21,608)
Merrimack Pharmaceuticals, Inc.	7,560	(60,858)
Minerva Neurosciences, Inc.	10,000	(62,500)
Mirati Therapeutics, Inc.	12,100	(371,470)
Molecular Templates, Inc.	672	(5,376)
Moleculin Biotech, Inc.	6,259	(11,266)
Momenta Pharmaceuticals, Inc.	10,700	(194,205)
Mylan NV	96,900	(3,989,373)
MyoKardia, Inc.	6,000	(292,800)
MYOS RENS Technology, Inc.	72	(91)
Myovant Sciences Ltd.	400	(8,508)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
NantKwest, Inc.	12,000	$(46,680)
Natural Health Trends Corp.	1,900	(36,119)
Nektar Therapeutics (d)	158,310	(16,822,021)
Neos Therapeutics, Inc.	9,300	(77,190)
Neuralstem, Inc.	8,353	(13,782)
Neurocrine Biosciences, Inc.	20,100	(1,666,893)
NewLink Genetics Corp.	28,000	(203,000)
Novavax, Inc.	56,200	(118,020)
Novelion Therapeutics, Inc.	1,310	(4,585)
Novus Therapeutics, Inc.	422	(2,034)
Ocular Therapeutix, Inc.	19,000	(123,690)
Ohr Pharmaceutical, Inc.	9,900	(2,177)
Omeros Corp.	28,400	(317,228)
OncoSec Medical, Inc.	900	(1,692)
OpGen, Inc.	2,679	(4,501)
Ophthotech Corp.	18,900	(51,786)
Orexigen Therapeutics, Inc.	3,670	(738)
Organovo Holdings, Inc.	58,700	(60,461)
Ovid therapeutics, Inc.	300	(2,121)
Pacira Pharmaceuticals, Inc.	7,200	(224,280)
Pain Therapeutics, Inc.	3,975	(28,183)
Palatin Technologies, Inc.	22,600	(24,634)
Paratek Pharmaceuticals, Inc.	13,100	(170,300)
Pernix Therapeutics Holdings, Inc.	6,200	(14,818)
Perrigo Co. PLC (d)	124,790	(10,399,999)
Pfizer, Inc. (d)	531,930	(18,878,196)
Pieris Pharmaceuticals, Inc.	1,100	(7,502)
PolarityTE, Inc.	3,899	(70,689)
Portola Pharmaceuticals, Inc.	14,400	(470,304)
Precision Therapeutics, Inc.	2,718	(2,990)
Prestige Brands Holdings, Inc.	9,000	(303,480)
Progenics Pharmaceuticals, Inc.	43,800	(326,748)
Protalix BioTherapeutics, Inc.	8,900	(4,805)
Proteostasis Therapeutics, Inc.	200	(950)
PTC Therapeutics, Inc.	4,900	(132,594)
Pulmatrix, Inc.	15,761	(8,022)
Puma Biotechnology, Inc.	30,100	(2,048,305)
Radius Health, Inc.	36,000	(1,293,840)
Reata Pharmaceuticals, Inc. Class A	2,924	(59,971)
Regulus Therapeutics, Inc.	6,800	(4,879)
Revance Therapeutics, Inc.	4,700	(144,760)
Rhythm Pharmaceuticals, Inc.	200	(3,980)
Rocket Pharmaceuticals, Inc.	5,125	(96,094)
RXi Pharmaceuticals Corp.	1,020	(3,284)
Sage Therapeutics, Inc.	20,400	(3,285,828)
Sangamo BioSciences, Inc.	900	(17,100)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Sarepta Therapeutics, Inc.	30,900	$(2,289,381)
Savara, Inc.	1,749	(16,091)
SCYNEXIS, Inc.	4,200	(5,628)
SELLAS Life Sciences Group, Inc.	856	(2,953)
Senseonics Holdings, Inc.	8,200	(24,600)
Seres Therapeutics, Inc.	2,400	(17,616)
Shire PLC ADR	33,025	(4,933,605)
Sophiris Bio, Inc.	9,100	(18,291)
Sorrento Therapeutics, Inc.	3,900	(20,085)
Spark Therapeutics, Inc.	22,700	(1,511,593)
Spectrum Pharmaceuticals, Inc.	2,400	(38,616)
Sunesis Pharmaceuticals, Inc.	233	(634)
Supernus Pharmaceuticals, Inc.	2,400	(109,920)
Syndax Pharmaceuticals, Inc.	4,100	(58,343)
Synergy Pharmaceuticals, Inc.	197,300	(361,059)
Synthetic Biologics, Inc.	44,700	(14,233)
Teligent, Inc.	13,600	(45,696)
Tenax Therapeutics, Inc.	445	(2,443)
TESARO, Inc.	43,600	(2,491,304)
Tetraphase Pharmaceuticals, Inc.	9,200	(28,244)
TG Therapeutics, Inc.	43,100	(612,020)
TherapeuticsMD, Inc.	139,100	(677,417)
Theravance Biopharma, Inc.	7,000	(169,750)
Titan Pharmaceuticals, Inc.	1,600	(1,680)
Tonix Pharmaceuticals Holding Corp.	3,160	(9,290)
Trevena, Inc.	22,000	(36,080)
Trillium Therapeutics, Inc.	1,600	(11,520)
Trovagene, Inc.	16,292	(5,689)
Ultragenyx Pharmaceutical, Inc.	21,800	(1,111,582)
Valeant Pharmaceuticals International, Inc.	64,600	(1,028,432)
Viking Therapeutics, Inc.	5,500	(24,035)
VistaGen Therapeutics, Inc.	100	(93)
Vital Therapies, Inc.	2,600	(17,680)
VIVUS, Inc.	31,100	(11,069)
XBiotech, Inc.	4,000	(21,400)
Xenon Pharmaceuticals, Inc.	100	(490)
XOMA Corp.	10	(202)
Zafgen, Inc.	4,300	(32,035)
ZIOPHARM Oncology, Inc.	74,246	(291,044)
Zoetis, Inc. (d)	99,720	(8,327,617)
Zogenix, Inc.	27,225	(1,090,361)
Zosano Pharma Corp.	1,060	(5,342)
Zynerba Pharmaceuticals, Inc.	10,800	(93,852)

		(148,587,806)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Chemicals — (0.3)%
Albemarle Corp.	29,775	$(2,761,333)
Ashland Global Holdings, Inc.	300	(20,937)
Balchem Corp.	3,000	(245,250)
CF Industries Holdings, Inc.	1,200	(45,276)
DowDuPont, Inc.	155,243	(9,890,532)
Ferro Corp.	300	(6,966)
FMC Corp.	33,600	(2,572,752)
Innospec, Inc.	100	(6,860)
Intrepid Potash, Inc.	35,500	(129,220)
LSB Industries, Inc.	11,500	(70,495)
Mosaic Co.	2,400	(58,272)
Nutrien Ltd.	4,200	(198,492)
Olin Corp.	49,300	(1,498,227)
Platform Specialty Products Corp.	59,700	(574,911)
Sensient Technologies Corp.	2,500	(176,450)
Valvoline, Inc.	4,724	(104,542)

		(18,360,515)

Commercial Services — (0.0)%
ABM Industries, Inc.	7,800	(261,144)
ASGN, Inc.	2,700	(221,076)
Brink's Co.	3,100	(221,185)
Cintas Corp.	300	(51,174)
Ennis, Inc.	200	(3,940)
H&R Block, Inc.	10,300	(261,723)
Rollins, Inc.	1,850	(94,405)
RR Donnelley & Sons Co.	33,734	(294,498)

		(1,409,145)

Construction Materials — (0.1)%
Boise Cascade Co.	3,300	(127,380)
Eagle Materials, Inc.	6,400	(659,520)
Forterra, Inc.	6,700	(55,744)
Louisiana-Pacific Corp.	5,600	(161,112)
Martin Marietta Materials, Inc.	430	(89,139)
Norbord, Inc.	400	(14,532)
Patrick Industries, Inc.	75	(4,639)
Summit Materials, Inc. Class A	34,819	(1,054,319)
Trex Co., Inc.	6,800	(739,636)
US Concrete, Inc.	13,300	(803,320)
Vulcan Materials Co.	2,100	(239,757)

		(3,949,098)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Consumer Products — (0.8)%
22nd Century Group, Inc.	7,500	$(17,625)
B&G Foods, Inc.	53,200	(1,260,840)
Blue Buffalo Pet Products, Inc.	41,000	(1,632,210)
Brown-Forman Corp. Class B	13,325	(724,880)
Constellation Brands, Inc. Class A	16,100	(3,669,512)
Coty, Inc. Class A	252,680	(4,624,044)
Darling Ingredients, Inc.	24,600	(425,580)
Dean Foods Co.	3,000	(25,860)
Edgewell Personal Care Co.	400	(19,528)
elf Beauty, Inc.	19,800	(383,526)
Energizer Holdings, Inc.	35,400	(2,109,132)
Estee Lauder Cos., Inc. (The) Class A	59,100	(8,848,452)
Hain Celestial Group, Inc.	61,600	(1,975,512)
Hormel Foods Corp.	100	(3,432)
Hostess Brands, Inc.	28,000	(414,120)
HRG Group, Inc.	4,100	(67,609)
JM Smucker Co.	300	(37,203)
John B Sanfilippo & Son, Inc.	100	(5,787)
Kellogg Co.	12,200	(793,122)
Kraft Heinz Co.	225,600	(14,052,624)
McCormick & Co., Inc.	17,000	(1,808,630)
MGP Ingredients, Inc.	300	(26,877)
Molson Coors Brewing Co. Class B	8,800	(662,904)
National Beverage Corp.	3,200	(284,864)
New Age Beverages Corp.	1,600	(3,872)
Orchids Paper Products Co.	3,172	(25,852)
Pilgrim's Pride Corp.	9,200	(226,412)
Post Holdings, Inc.	49,600	(3,757,696)
Revlon, Inc. Class A	3,856	(79,433)
Spectrum Brands Holdings, Inc.	200	(20,740)
SunOpta, Inc.	100	(710)
Tejon Ranch Co.	100	(2,311)
Tootsie Roll Industries, Inc.	695	(20,468)
TreeHouse Foods, Inc.	20,400	(780,708)
Tyson Foods, Inc. Class A	1,600	(117,104)
Universal Corp.	2,000	(97,000)

		(49,006,179)

Consumer Services — (0.0)%
Aaron's, Inc.	16,300	(759,580)
Bright Horizons Family Solutions, Inc.	4,700	(468,684)
Career Education Corp.	5,900	(77,526)
Laureate Education, Inc. Class A	8,099	(111,361)
Nutrisystem, Inc.	6,200	(167,090)
Rent-A-Center, Inc.	42,700	(368,501)

		(1,952,742)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Containers & Packaging — (0.1)%
International Paper Co.	68,800	$(3,675,984)
KapStone Paper and Packaging Corp.	8,000	(274,480)
Owens-Illinois, Inc.	30,700	(664,962)
Sealed Air Corp.	24,500	(1,048,355)

		(5,663,781)

Design, Manufacturing & Distribution — (0.0)%
Arrow Electronics, Inc.	500	(38,510)
Tech Data Corp.	1,300	(110,669)

		(149,179)

Distributors—Consumer Staples — (0.0)%
Bunge Ltd.	16,100	(1,190,434)
Calavo Growers, Inc.	300	(27,660)
Castle Brands, Inc.	13,300	(16,492)
United Natural Foods, Inc.	500	(21,470)

		(1,256,056)

Distributors—Discretionary — (0.0)%
Fastenal Co.	3,700	(201,983)

Electrical Equipment — (0.3)%
Allied Motion Technologies, Inc.	100	(3,975)
Babcock & Wilcox Enterprises (e)	4,300	0
Babcock & Wilcox Enterprises, Inc.	3,900	(17,043)
Badger Meter, Inc.	400	(18,860)
Belden, Inc.	800	(55,152)
BWX Technologies, Inc.	300	(19,059)
Capstone Turbine Corp.	4,285	(4,907)
Cognex Corp.	73,100	(3,800,469)
CyberOptics Corp.	800	(14,400)
Energous Corp.	20,100	(322,203)
Energy Focus, Inc.	840	(2,125)
General Cable Corp.	38,000	(1,124,800)
Itron, Inc.	1,000	(71,550)
Johnson Controls International PLC	242,600	(8,549,224)
National Instruments Corp.	20,000	(1,011,400)
Resonant, Inc.	100	(319)
ShotSpotter, Inc.	500	(13,250)
TE Connectivity Ltd.	5,600	(559,440)
Trimble Navigation Ltd.	7,500	(269,100)

		(15,857,276)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Engineering & Construction Services — (0.0)%
AECOM	5,496	$(195,823)
Chicago Bridge & Iron Co. NV	56,100	(807,840)
Goldfield Corp.	4,000	(15,400)
KBR, Inc.	9,100	(147,329)
Kratos Defense & Security Solutions, Inc.	82,800	(852,012)
MasTec, Inc.	1,200	(56,460)
Stantec, Inc.	200	(4,930)
Team, Inc.	8,700	(119,625)
TopBuild Corp.	45	(3,443)
Tutor Perini Corp.	800	(17,640)

		(2,220,502)

Forest & Paper Products — (0.0)%
Domtar Corp.	1,700	(72,318)

Gaming, Lodging & Restaurants — (0.8)%
Brinker International, Inc.	3,900	(140,790)
Caesars Entertainment Corp.	3,775	(42,469)
Carnival Corp.	14,000	(918,120)
Carnival PLC ADR	3,700	(242,350)
Churchill Downs, Inc.	3,100	(756,555)
Chuy's Holdings, Inc.	7,800	(204,360)
Dave & Buster's Entertainment, Inc.	32,500	(1,356,550)
Denny's Corp.	3,000	(46,290)
Dunkin' Brands Group, Inc.	12,400	(740,156)
Fiesta Restaurant Group, Inc.	6,400	(118,400)
ILG, Inc.	46,396	(1,443,379)
International Game Technology PLC	5,800	(155,034)
Jack in the Box, Inc.	23,500	(2,005,255)
Jamba, Inc.	1,800	(15,426)
La Quinta Holdings, Inc.	1,300	(24,583)
Las Vegas Sands Corp.	183,500	(13,193,650)
MGM Resorts International	30,100	(1,054,102)
Noodles & Co.	100	(755)
Papa John's International, Inc.	5,400	(309,420)
Papa Murphy's Holdings, Inc.	2,100	(10,206)
Rave Restaurant Group, Inc.	500	(615)
Red Rock Resorts, Inc. Class A	29,600	(866,688)
Starbucks Corp.	414,700	(24,006,983)
Wendy's Co.	62,300	(1,093,365)
Wynn Resorts Ltd.	7,600	(1,385,936)
Zoe's Kitchen, Inc.	600	(8,664)

		(50,140,101)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Hardware — (0.7)%
3D Systems Corp.	91,000	$(1,054,690)
Acacia Communications, Inc.	19,900	(765,354)
Aerohive Networks, Inc.	600	(2,424)
Airgain, Inc.	600	(4,644)
Akoustis Technologies, Inc.	800	(4,664)
Apple, Inc.	137,300	(23,036,194)
ARRIS International PLC	3,100	(82,367)
AVX Corp.	300	(4,965)
Blackberry Ltd.	200,700	(2,308,050)
Ciena Corp.	8,800	(227,920)
Cisco Systems, Inc.	122,500	(5,254,025)
Control4 Corp.	4,700	(100,956)
Cray, Inc.	200	(4,140)
Diebold, Inc.	56,300	(867,020)
Digimarc Corp.	2,600	(62,270)
Digital Ally, Inc.	2,100	(5,460)
Everspin Technologies, Inc.	4,300	(32,465)
ExOne Co.	4,200	(30,576)
Extreme Networks, Inc.	32,300	(357,561)
Fitbit, Inc.	75,800	(386,580)
GoPro, Inc. Class A	64,700	(309,913)
Kopin Corp.	6,000	(18,720)
Lumentum Holdings, Inc.	28,200	(1,799,160)
Maxar Technologies Ltd.	4,400	(203,500)
Mercury Systems, Inc.	9,800	(473,536)
Methode Electronics, Inc.	7,000	(273,700)
MicroVision, Inc.	26,800	(30,284)
NCR Corp.	6,700	(211,184)
Neonode, Inc.	5,200	(2,191)
NetScout Systems, Inc.	8,900	(234,515)
Nutanix, Inc.	12,500	(613,875)
NXT-ID, Inc.	19,201	(38,210)
Quantenna Communications, Inc.	200	(2,740)
Roku, Inc.	15,700	(488,270)
Super Micro Computer, Inc.	11,200	(190,400)
Superconductor Technologies, Inc.	1,432	(1,349)
Ubiquiti Networks, Inc.	18,872	(1,298,394)
VeriFone Systems, Inc.	2,600	(39,988)
ViaSat, Inc.	3,100	(203,732)
Vuzix Corp.	17,361	(95,486)

		(41,121,472)

Health Care Facilities & Services — (0.8)%
AAC Holdings, Inc.	600	(6,888)
Acadia Healthcare Co., Inc.	30,400	(1,191,072)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Almost Family, Inc.	200	$(11,200)
American Renal Associates Holdings, Inc.	3,200	(60,320)
AmerisourceBergen Corp.	33,000	(2,844,930)
Brookdale Senior Living, Inc.	121,291	(813,863)
Cancer Genetics, Inc.	100	(165)
Capital Senior Living Corp.	14,300	(153,725)
Cardinal Health, Inc. (d)	175,910	(11,026,039)
Centene Corp.	7,985	(853,357)
CHF Solutions, Inc.	3,336	(9,307)
Community Health Systems, Inc.	3,300	(13,068)
DaVita HealthCare Partners, Inc. (d)	105,460	(6,954,032)
Diplomat Pharmacy, Inc.	12,200	(245,830)
Ekso Bionics Holdings, Inc.	24,077	(38,042)
Envision Healthcare Corp.	73,631	(2,829,639)
Genesis Healthcare, Inc.	7,000	(10,570)
Henry Schein, Inc. (d)	143,630	(9,653,372)
Interpace Diagnostics Group, Inc.	20,900	(18,451)
Invitae Corp.	28,200	(132,258)
IQVIA Holdings, Inc.	1,802	(176,794)
Kindred Healthcare, Inc.	48,549	(444,223)
McKesson Corp. (d)	47,350	(6,670,195)
Natera, Inc.	7,000	(64,890)
NeoGenomics, Inc.	11,600	(94,656)
Nobilis Health Corp.	4,600	(7,590)
Novan, Inc.	2,400	(7,032)
PRA Health Sciences, Inc.	4,300	(356,728)
Premier, Inc. Class A	1,400	(43,834)
Quest Diagnostics, Inc. (d)	10,700	(1,073,210)
Surgery Partners, Inc.	7,600	(130,340)
Syneos Health, Inc.	15,200	(539,600)
Teladoc, Inc.	16,500	(664,950)
Tenet Healthcare Corp.	19,600	(475,300)
XpreSpa Group, Inc.	3,650	(2,628)

		(47,618,098)

Home & Office Products — (0.4)%
American Woodmark Corp.	2,600	(255,970)
Beazer Homes USA, Inc.	26,800	(427,460)
Century Communities, Inc.	4,200	(125,790)
DR Horton, Inc.	17,100	(749,664)
Green Brick Partners, Inc.	400	(4,360)
Hovnanian Enterprises, Inc. Class A	75,100	(137,433)
iRobot Corp.	22,300	(1,431,437)
JELD-WEN Holding, Inc.	31,800	(973,716)
KB Home	200	(5,576)
Lennar Corp. Class A	93,824	(5,529,986)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
LGI Homes, Inc.	14,000	$(987,980)
M/I Homes, Inc.	4,500	(143,325)
MDC Holdings, Inc.	6,344	(177,124)
Mohawk Industries, Inc.	30,400	(7,059,488)
Newell Brands, Inc.	60,818	(1,549,643)
Nova Lifestyle, Inc.	500	(1,080)
PulteGroup, Inc.	46,100	(1,359,489)
Scotts Miracle-Gro Co. (The) Class A	4,100	(351,575)
Tempur Sealy International, Inc.	35,500	(1,607,795)
TRI Pointe Homes, Inc.	72,700	(1,194,461)
Tupperware Brands Corp.	32,300	(1,562,674)
William Lyon Homes Class A	12,000	(329,880)

		(25,965,906)

Industrial Services — (0.0)%
Anixter International, Inc.	1,400	(106,050)
Applied Industrial Technologies, Inc.	300	(21,870)
EnviroStar, Inc.	600	(23,550)
Kaman Corp.	2,000	(124,240)
Ritchie Bros Auctioneers, Inc.	800	(25,176)
Textainer Group Holdings Ltd.	800	(13,560)
Triton International Ltd.	200	(6,120)
Wesco Aircraft Holdings, Inc.	700	(7,175)

		(327,741)

Institutional Financial Services — (0.7)%
CBOE Holdings, Inc.	55,300	(6,309,730)
CME Group, Inc.	11,200	(1,811,488)
Evercore Partners, Inc. Class A	7,200	(627,840)
GAIN Capital Holdings, Inc.	12,900	(87,075)
Global Brokerage, Inc. (e)	2,650	(800)
Goldman Sachs Group, Inc.	91,300	(22,994,818)
Greenhill & Co., Inc.	21,800	(403,300)
Houlihan Lokey, Inc.	2,800	(124,880)
Moelis & Co. Class A	10,900	(554,265)
Morgan Stanley	163,600	(8,827,856)
Raymond James Financial, Inc.	900	(80,469)
Riot Blockchain, Inc.	9,200	(60,904)
Stifel Financial Corp.	1,200	(71,076)
Virtu Financial, Inc. Class A	22,800	(752,400)

		(42,706,901)

Insurance — (0.3)%
American International Group, Inc.	42,200	(2,296,524)
American National Insurance Co.	100	(11,696)
Amtrust Financial Services, Inc.	13,800	(169,878)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Argo Group International Holdings Ltd.	460	$(26,404)
Arthur J Gallagher & Co.	2,900	(199,317)
Berkshire Hathaway, Inc. Class B	71,400	(14,242,872)
Brighthouse Financial, Inc.	100	(5,140)
CNO Financial Group, Inc.	4,100	(88,847)
Erie Indemnity Co. Class A	100	(11,764)
Everest Re Group Ltd.	1,500	(385,230)
HCI Group, Inc.	900	(34,344)
Health Insurance Innovations, Inc. Class A	3,900	(112,710)
Heritage Insurance Holdings, Inc.	300	(4,548)
James River Group Holdings Ltd.	400	(14,188)
Manulife Financial Corp.	20,500	(380,890)
MBIA, Inc.	71,000	(657,460)
MetLife, Inc.	2,500	(114,725)
National General Holdings Corp.	2,500	(60,775)
Progressive Corp. (The)	500	(30,465)
Radian Group, Inc.	9,400	(178,976)
Selective Insurance Group, Inc.	100	(6,070)
Sun Life Financial, Inc.	26,300	(1,081,456)
Third Point Reinsurance Ltd.	200	(2,790)
Voya Financial, Inc.	1,200	(60,600)
WMIH Corp.	4,200	(5,964)
WR Berkley Corp.	400	(29,080)
XL Group Ltd.	8,700	(480,762)

		(20,693,475)

Iron & Steel — (0.1)%
AK Steel Holding Corp.	252,200	(1,142,466)
Allegheny Technologies, Inc.	28,800	(681,984)
Carpenter Technology Corp.	3,000	(132,360)
Cleveland Cliffs, Inc.	219,100	(1,522,745)
Commercial Metals Co.	22,300	(456,258)
Schnitzer Steel Industries, Inc. Class A	4,300	(139,105)
TimkenSteel Corp.	100	(1,519)
United States Steel Corp.	102,600	(3,610,494)
Worthington Industries, Inc.	400	(17,168)

		(7,704,099)

Leisure Products — (0.1)%
Callaway Golf Co.	1,800	(29,448)
Camping World Holdings, Inc. Class A	9,600	(309,600)
Fox Factory Holding Corp.	2,000	(69,800)
Funko, Inc. Class A	1,300	(10,673)
LCI Industries	5,900	(614,485)
Mattel, Inc.	275,100	(3,617,565)
Nautilus, Inc.	500	(6,725)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Polaris Industries, Inc.	14,300	$(1,637,636)
Thor Industries, Inc.	7,800	(898,326)
Vista Outdoor, Inc.	6,200	(101,184)
Winnebago Industries, Inc.	11,200	(421,120)

		(7,716,562)

Machinery — (0.1)%
Actuant Corp. Class A	6,800	(158,100)
CIRCOR International, Inc.	800	(34,128)
Flowserve Corp.	19,700	(853,601)
Ichor Holdings Ltd.	21,000	(508,410)
IDEX Corp.	3,900	(555,789)
John Bean Technologies Corp.	4,700	(532,980)
Kennametal, Inc.	14,000	(562,240)
Manitowoc Co., Inc. (The)	28,250	(803,995)
Middleby Corp.	7,401	(916,170)
NN, Inc.	400	(9,600)
Raven Industries, Inc.	500	(17,525)
Sharing Economy International	1,770	(5,805)
Terex Corp.	9,100	(340,431)
Titan International, Inc.	4,100	(51,701)

		(5,350,475)

Manufactured Goods — (0.0)%
Mueller Industries, Inc.	200	(5,232)
Proto Labs, Inc.	2,200	(258,610)
Simpson Manufacturing Co., Inc.	2,900	(167,011)

		(430,853)

Media — (1.1)%
Altice USA, Inc.	27,000	(498,960)
AMC Networks, Inc. Class A	1,700	(87,890)
Blucora, Inc.	300	(7,380)
Cargurus, Inc.	600	(23,082)
Carvana Co.	12,900	(295,797)
Charter Communications, Inc. Class A (d)	7,751	(2,412,266)
Discovery Communications, Inc. Class A	300	(6,429)
Entercom Communications Corp. Class A	14,600	(140,890)
EW Scripps Co. Class A	36	(432)
Expedia, Inc.	24,584	(2,714,319)
Facebook, Inc. Class A	145,100	(23,185,529)
Global Eagle Entertainment, Inc.	4,500	(6,615)
Gray Television, Inc.	5,900	(74,930)
Groupon, Inc.	316,400	(1,373,176)
Houghton Mifflin Harcourt Co.	9,300	(64,635)
Interpublic Group of Cos., Inc. (The)	300	(6,909)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
IZEA, Inc.	1,384	$(5,065)
John Wiley & Sons, Inc. Class A	200	(12,740)
Liberty Braves Group Class C	5,400	(123,228)
Liberty Broadband Corp. Class C	8,600	(736,934)
Liberty Expedia Holdings, Inc. Class A	15,500	(608,840)
Liberty Media Corp-Liberty SiriusXM	100	(4,085)
Liberty Media Group Class A	5,092	(149,145)
Lions Gate Entertainment Corp. Class A	1,500	(38,745)
Live Ventures, Inc.	366	(4,451)
Media General, Inc.	12,100	0
Meet Group, Inc.	21,300	(44,517)
Meredith Corp.	6,100	(328,180)
MSG Networks, Inc.	6,600	(149,160)
National CineMedia, Inc.	33,100	(171,789)
New Media Investment Group, Inc.	3,100	(53,134)
New York Times Co. Class A	8,200	(197,620)
Nexstar Media Group, Inc.	33,011	(2,195,231)
Omnicom Group, Inc.	3,900	(283,413)
Pandora Media, Inc.	127,300	(640,319)
Remark Holdings, Inc.	2,800	(15,904)
Shaw Communications, Inc. B Shares	1,800	(34,668)
Shopify, Inc. Class A	67,000	(8,347,530)
Sinclair Broadcast Group, Inc. Class A	4,000	(125,200)
Sirius XM Holdings, Inc. (d)	500,708	(3,124,418)
Snap, Inc.	710,000	(11,267,700)
Social Reality, Inc.	200	(766)
TEGNA, Inc.	26,300	(299,557)
Trade Desk, Inc. (The) Class A	9,430	(467,917)
Tribune Media Co.	300	(12,153)
TripAdvisor, Inc.	87,802	(3,590,224)
Tucows, Inc. Class A	1,400	(78,400)
WideOpenWest, Inc.	11,800	(84,370)

		(64,094,642)

Medical Equipment & Devices — (1.6)%
Abbott Laboratories (d)	152,820	(9,156,974)
ABIOMED, Inc. (d)	9,880	(2,874,981)
Accelerate Diagnostics, Inc.	17,800	(406,730)
Aethlon Medical, Inc.	1,838	(2,187)
Amedica Corp.	1,308	(1,988)
Avinger, Inc.	480	(634)
Bellerophon Therapeutics, Inc.	100	(208)
BioTelemetry, Inc.	22,700	(704,835)
Cesca Therapeutics, Inc.	284	(574)
Corindus Vascular Robotics, Inc.	2,400	(3,288)
Cytori Therapeutics, Inc.	25,446	(7,288)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
DexCom, Inc.	64,500	$(4,783,320)
Edwards Lifesciences Corp. (d)	88,200	(12,305,664)
Endologix, Inc.	12,400	(52,452)
Exact Sciences Corp.	10,902	(439,678)
Foundation Medicine, Inc.	4,000	(315,000)
Glaukos Corp.	12,800	(394,624)
Globus Medical, Inc.	7,000	(348,740)
Hologic, Inc. (d)	173,440	(6,479,718)
ICU Medical, Inc.	700	(176,680)
IDEXX Laboratories, Inc. (d)	23,580	(4,512,976)
Illumina, Inc. (d)	41,470	(9,804,337)
ImmunoCellular Therapeutics Ltd.	1,500	(375)
Invacare Corp.	1,000	(17,400)
InVivo Therapeutics Holdings Corp.	9,400	(5,029)
IsoRay, Inc.	4,400	(1,851)
K2M Group Holdings, Inc.	2,000	(37,900)
Medtronic PLC	3	(241)
Microbot Medical, Inc.	28,239	(19,061)
Myomo, Inc.	4,200	(12,474)
Myriad Genetics, Inc.	2,200	(65,010)
Natus Medical, Inc.	800	(26,920)
Navidea Biopharmaceuticals, Inc.	14,299	(5,148)
Neogen Corp.	493	(33,026)
Neovasc, Inc.	13,688	(835)
Nevro Corp.	17,400	(1,508,058)
Novocure Ltd.	21,900	(477,420)
NuVasive, Inc.	14,100	(736,161)
OPKO Health, Inc.	180,400	(571,868)
Pacific Biosciences of California, Inc.	29,600	(60,680)
Penumbra, Inc.	2,300	(265,995)
PerkinElmer, Inc.	5,900	(446,748)
Pulse Biosciences, Inc.	4,698	(63,564)
Quidel Corp.	900	(46,629)
Quotient Ltd.	2,900	(13,659)
Repligen Corp.	2,500	(90,450)
ReShape Lifesciences, Inc.	9,859	(14,296)
Restoration Robotics, Inc.	100	(623)
Rockwell Medical, Inc.	13,600	(70,856)
Second Sight Medical Products, Inc.	8,100	(15,552)
Sientra, Inc.	2,000	(19,320)
STERIS PLC	1,400	(130,704)
Stryker Corp.	15,600	(2,510,352)
T2 Biosystems, Inc.	1,300	(8,437)
Tactile Systems Technology, Inc.	2,300	(73,140)
Tandem Diabetes Care, Inc.	8,137	(40,360)
Thermo Fisher Scientific, Inc. (d)	58,070	(11,989,132)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
TransEnterix, Inc.	118,400	$(201,280)
Varian Medical Systems, Inc. (d)	81,780	(10,030,317)
Vericel Corp.	7,800	(77,610)
ViewRay, Inc.	1,700	(10,931)
Viveve Medical, Inc.	2,800	(10,248)
Waters Corp. (d)	51,650	(10,260,272)
Wright Medical Group NV	4,301	(85,332)

		(92,828,140)

Metals & Mining — (0.2)%
Agnico Eagle Mines Ltd.	13,200	(555,324)
Alamos Gold, Inc. Class A	72,846	(379,528)
Alexco Resource Corp.	4,600	(6,210)
Avino Silver & Gold Mines Ltd.	600	(831)
B2GOLD Corp.	17,500	(47,775)
Barrick Gold Corp.	2,200	(27,390)
Cameco Corp.	45,100	(409,959)
Centrus Energy Corp. Class A	600	(2,130)
Century Aluminum Co.	50,800	(840,232)
Coeur Mining, Inc.	72,464	(579,712)
Compass Minerals International, Inc.	17,900	(1,079,370)
Eldorado Gold Corp.	18,200	(15,288)
Endeavour Silver Corp.	63,100	(153,333)
Fairmount Santrol Holdings, Inc.	175,300	(745,025)
Ferroglobe PLC	11,800	(126,614)
First Majestic Silver Corp.	132,700	(810,797)
Franco-Nevada Corp.	25,200	(1,723,428)
Gold Resource Corp.	15,500	(69,905)
Gold Standard Ventures Corp.	23,400	(38,142)
Goldcorp, Inc.	1,200	(16,584)
Hecla Mining Co.	63,100	(231,577)
IAMGOLD Corp.	5,600	(29,064)
Kinross Gold Corp.	7,600	(30,020)
Klondex Mines Ltd.	46,600	(109,510)
MAG Silver Corp.	10,700	(104,325)
McEwen Mining, Inc.	142,100	(295,568)
Northern Dynasty Minerals Ltd.	111,700	(101,200)
Novagold Resources, Inc.	77,500	(335,575)
Osisko Gold Royalties Ltd.	25,900	(250,453)
Pershing Gold Corp.	1,100	(2,255)
Platinum Group Metals Ltd.	18,000	(5,287)
Pretium Resources, Inc.	112,600	(749,916)
Sandstorm Gold Ltd.	4,100	(19,516)
Seabridge Gold, Inc.	22,300	(240,840)
Smart Sand, Inc.	11,100	(64,602)
SSR Mining, Inc.	11,200	(107,520)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Tahoe Resources, Inc.	103,200	$(484,008)
Turquoise Hill Resources Ltd.	63,000	(193,410)
Uranium Energy Corp.	60,900	(79,779)
US Gold Corp.	1,400	(1,792)
US Silica Holdings, Inc.	64,400	(1,643,488)
Vista Gold Corp.	4,800	(3,483)
Westwater Resources, Inc.	11,405	(6,528)
Wheaton Precious Metals Corp.	31,100	(633,507)
Yamana Gold, Inc.	17,500	(48,300)

		(13,399,100)

Oil, Gas & Coal — (1.9)%
Andeavor	66,400	(6,677,184)
Antero Midstream GP LP	3,400	(54,366)
Antero Resources Corp.	60,500	(1,200,925)
Apache Corp.	219,700	(8,454,056)
Approach Resources, Inc.	4,200	(10,962)
Archrock, Inc.	8,000	(70,000)
Basic Energy Services, Inc.	16,700	(241,148)
Baytex Energy Corp.	44,700	(122,478)
Bristow Group, Inc.	7,300	(94,900)
C&J Energy Services, Inc.	3,700	(95,534)
California Resources Corp.	33,410	(572,981)
Callon Petroleum Co.	147,600	(1,954,224)
Camber Energy, Inc.	933	(718)
Canadian Natural Resources Ltd.	23,600	(742,692)
CARBO Ceramics, Inc.	21,000	(152,250)
Carrizo Oil & Gas, Inc.	65,100	(1,041,600)
Cenovus Energy, Inc.	102,000	(871,080)
Centennial Resource Development, Inc. Class A	15,300	(280,755)
Cheniere Energy Partners LP Holdings LLC	4,200	(115,962)
Cheniere Energy, Inc.	19,600	(1,047,620)
Chesapeake Energy Corp.	724,100	(2,186,782)
Chevron Corp. (d)	52,654	(6,004,662)
Cloud Peak Energy, Inc.	9,800	(28,518)
Comstock Resources, Inc.	9,080	(66,375)
Contango Oil & Gas Co.	1,300	(4,615)
Crescent Point Energy Corp.	51,600	(350,880)
CVR Energy, Inc.	400	(12,088)
Delek US Holdings, Inc.	36,740	(1,495,318)
Devon Energy Corp.	88,600	(2,816,594)
Diamond Offshore Drilling, Inc.	5,500	(80,630)
Earthstone Energy, Inc.	7,100	(71,852)
Eclipse Resources Corp.	6,700	(9,648)
Eco-Stim Energy Solutions, Inc.	500	(475)
Enbridge Energy Management LLC	6,107	(55,818)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Enbridge, Inc.	177,972	$(5,600,779)
Encana Corp.	45,300	(498,300)
Enerplus Corp.	18,100	(203,806)
EnLink Midstream LLC	19,800	(290,070)
Ensco PLC Class A	180,400	(791,956)
EP Energy Corp. Class A	28,000	(37,520)
EQT Corp.	16,100	(764,911)
Erin Energy Corp.	700	(2,555)
Exterran Corp.	300	(8,010)
Extraction Oil & Gas, Inc.	55,900	(640,614)
Flotek Industries, Inc.	28,000	(170,800)
Forum Energy Technologies, Inc.	600	(6,600)
Frank's International NV	41,300	(224,259)
Gastar Exploration, Inc.	62,600	(42,737)
Gulfport Energy Corp.	18,400	(177,560)
Halcon Resources Corp.	83,400	(406,158)
Helix Energy Solutions Group, Inc.	9,700	(56,163)
Hess Corp.	111,800	(5,659,316)
HollyFrontier Corp.	22,000	(1,074,920)
Imperial Oil Ltd.	6,600	(174,900)
Jagged Peak Energy, Inc.	7,800	(110,214)
Jones Energy, Inc.	47,819	(38,255)
Keane Group, Inc.	34,600	(512,080)
Kinder Morgan, Inc.	800,831	(12,060,515)
Laredo Petroleum, Inc.	154,600	(1,346,566)
Liberty Oilfield Services, Inc. Class A	800	(13,512)
Marathon Oil Corp.	85,300	(1,375,889)
McDermott International, Inc.	38,800	(236,292)
MRC Global, Inc.	36,300	(596,772)
Murphy Oil Corp.	45,800	(1,183,472)
Nabors Industries Ltd.	136,616	(954,946)
NCS Multistage Holdings, Inc.	3,900	(58,500)
Noble Corp. PLC	3,100	(11,501)
Northern Oil and Gas, Inc.	41,800	(82,764)
Oasis Petroleum, Inc.	48,400	(392,040)
Occidental Petroleum Corp.	1,000	(64,960)
Oceaneering International, Inc.	21,000	(389,340)
ONEOK, Inc.	25,000	(1,423,000)
Par Pacific Holdings, Inc.	1,500	(25,755)
Parsley Energy, Inc. Class A	195,600	(5,670,444)
Patterson-UTI Energy, Inc.	106,000	(1,856,060)
PBF Energy, Inc. Class A	86,800	(2,942,520)
Pembina Pipeline Corp.	5,805	(181,290)
Pengrowth Energy Corp.	28,200	(18,020)
PetroQuest Energy, Inc.	475	(276)
ProPetro Holding Corp.	400	(6,356)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Ramaco Resources, Inc.	4,100	$(29,479)
Range Resources Corp.	198,787	(2,890,363)
Resolute Energy Corp.	18,400	(637,560)
Rex Energy Corp.	4,470	(4,076)
Ring Energy, Inc.	16,000	(229,600)
Rowan Cos. PLC Class A	23,000	(265,420)
RPC, Inc.	54,400	(980,832)
RSP Permian, Inc.	69,600	(3,262,848)
Sanchez Energy Corp.	67,800	(212,214)
Select Energy Services, Inc. Class A	600	(7,572)
SemGroup Corp. Class A	62,100	(1,328,940)
SM Energy Co.	89,300	(1,610,079)
Solaris Oilfield Infrastructure, Inc. Class A	300	(4,968)
Southwestern Energy Co.	349,700	(1,514,201)
SRC Energy, Inc.	65,200	(614,836)
Stone Energy Corp.	4,300	(159,530)
Suncor Energy, Inc.	2,100	(72,534)
Targa Resources Corp.	86,400	(3,801,600)
Tellurian, Inc.	64,100	(462,161)
TETRA Technologies, Inc.	25,400	(95,250)
Thermon Group Holdings, Inc.	1,700	(38,097)
TransCanada Corp.	25,400	(1,049,274)
Ultra Petroleum Corp.	30,900	(128,853)
Valero Energy Corp.	1,300	(120,601)
Vermilion Energy, Inc.	7,600	(245,328)
W&T Offshore, Inc.	11,900	(52,717)
Weatherford International PLC	794,900	(1,820,321)
Westmoreland Coal Co.	3,000	(1,230)
Whiting Petroleum Corp.	4,086	(138,270)
Williams Cos., Inc.	167,100	(4,154,106)
WPX Energy, Inc.	161,000	(2,379,580)

		(113,681,403)

Passenger Transportation — (0.2)%
Alaska Air Group, Inc.	1,400	(86,744)
American Airlines Group, Inc.	236,100	(12,267,756)
Spirit Airlines, Inc.	29,900	(1,129,622)

		(13,484,122)

Real Estate — (1.4)%
Acadia Realty Trust	2,300	(56,580)
Alexander & Baldwin, Inc.	1,190	(27,525)
Alexandria Real Estate Equities, Inc.	10,800	(1,348,812)
American Campus Communities, Inc.	13,400	(517,508)
American Homes 4 Rent	46,200	(927,696)
Apartment Investment & Management Co. Class A	700	(28,525)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Apple Hospitality REIT, Inc.	7,200	$(126,504)
Armada Hoffler Properties, Inc.	100	(1,369)
Ashford Hospitality Prime, Inc.	12,722	(123,658)
Ashford Hospitality Trust, Inc.	22,300	(144,058)
Bluerock Residential Growth REIT, Inc.	18,100	(153,850)
Boston Properties, Inc.	8,600	(1,059,692)
Brandywine Realty Trust	58,900	(935,332)
Brixmor Property Group, Inc.	10,900	(166,225)
CBL & Associates Properties, Inc.	138,100	(575,877)
Cedar Realty Trust, Inc.	4,300	(16,942)
Chatham Lodging Trust	12,800	(245,120)
Chesapeake Lodging Trust	10,400	(289,224)
City Office REIT, Inc.	12,600	(145,656)
Clipper Realty, Inc.	2,500	(21,175)
Colony NorthStar, Inc. Class A	431,721	(2,426,272)
Columbia Property Trust, Inc.	4,100	(83,886)
Community Healthcare Trust, Inc.	2,900	(74,646)
CoreSite Realty Corp.	7,700	(772,002)
Corporate Office Properties Trust	200	(5,166)
Cousins Properties, Inc.	156,000	(1,354,080)
CubeSmart	22,500	(634,500)
CyrusOne, Inc.	15,900	(814,239)
DCT Industrial Trust, Inc.	100	(5,634)
DDR Corp.	152,300	(1,116,359)
DiamondRock Hospitality Co.	6,600	(68,904)
Digital Realty Trust, Inc.	23,484	(2,474,744)
Douglas Emmett, Inc.	24,800	(911,648)
Duke Realty Corp.	100	(2,648)
Easterly Government Properties, Inc.	17,500	(357,000)
Education Realty Trust, Inc.	25,566	(837,286)
Empire State Realty Trust, Inc. Class A	200	(3,358)
Equinix, Inc.	2,127	(889,384)
Equity Commonwealth	100	(3,067)
Equity Residential	2,700	(166,374)
Essex Property Trust, Inc.	2,600	(625,768)
Farmland Partners, Inc.	16,700	(139,445)
Forestar Group, Inc.	118	(2,496)
Four Corners Property Trust, Inc.	1,600	(36,944)
Franklin Street Properties Corp.	6,500	(54,665)
Front Yard Residential Corp.	15,100	(151,755)
GGP, Inc.	119,000	(2,434,740)
Global Medical REIT, Inc.	6,800	(47,260)
Global Net Lease, Inc.	35,461	(598,582)
Government Properties Income Trust	53,800	(734,908)
Gramercy Property Trust	4,347	(94,460)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,100	(118,950)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
HCP, Inc.	152,400	$(3,540,252)
Healthcare Realty Trust, Inc.	33,000	(914,430)
Healthcare Trust of America, Inc. Class A	50,200	(1,327,790)
Hersha Hospitality Trust	9,500	(170,050)
Hospitality Properties Trust	300	(7,602)
Host Hotels & Resorts, Inc.	202,800	(3,780,192)
Hudson Pacific Properties, Inc.	35,800	(1,164,574)
Independence Realty Trust, Inc.	37,600	(345,168)
Innovative Industrial Properties, Inc.	900	(24,075)
Invitation Homes, Inc.	96,772	(2,209,305)
Iron Mountain, Inc.	20,500	(673,630)
iStar, Inc.	15,700	(159,669)
JBG SMITH Properties	15,000	(505,650)
Jernigan Capital, Inc.	5,400	(97,740)
Kilroy Realty Corp.	8,300	(588,968)
Kite Realty Group Trust	25,000	(380,750)
Lamar Advertising Co. Class A	100	(6,366)
LaSalle Hotel Properties	90,500	(2,625,405)
Life Storage, Inc.	21,300	(1,778,976)
Macerich Co.	77,200	(4,324,744)
Mack-Cali Realty Corp.	17,300	(289,083)
Medical Properties Trust, Inc.	30,100	(391,300)
Mid-America Apartment Communities, Inc.	1,700	(155,108)
National Storage Affiliates Trust	13,000	(326,040)
New Concept Energy, Inc.	200	(271)
New Senior Investment Group, Inc.	41,901	(342,750)
New York REIT, Inc.	4,700	(101,097)
NorthStar Realty Europe Corp.	13,600	(177,072)
Omega Healthcare Investors, Inc.	110,940	(2,999,817)
Park Hotels & Resorts, Inc.	9,600	(259,392)
Pebblebrook Hotel Trust	30,700	(1,054,545)
Pennsylvania REIT	55,900	(539,435)
Physicians Realty Trust	83,200	(1,295,424)
Piedmont Office Realty Trust, Inc. Class A	4,500	(79,155)
Potlatch Corp.	20	(1,059)
Preferred Apartment Communities, Inc. Class A	22,600	(320,694)
Prologis, Inc.	20,700	(1,303,893)
QTS Realty Trust, Inc. Class A	9,300	(336,846)
Ramco-Gershenson Properties Trust	12,600	(155,736)
Realty Income Corp.	34,900	(1,805,377)
Redfin Corp.	21,600	(493,128)
Regency Centers Corp.	38,600	(2,276,628)
Rexford Industrial Realty, Inc.	15,400	(443,366)
RLJ Lodging Trust	59,800	(1,162,512)
Sabra Health Care REIT, Inc.	48,990	(864,673)
Select Income REIT	2,700	(52,596)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Senior Housing Properties Trust	46,400	$(726,624)
Seritage Growth Properties	25,900	(920,745)
Spirit Realty Capital, Inc.	239,000	(1,854,640)
STAG Industrial, Inc.	1,400	(33,488)
STORE Capital Corp.	31,100	(771,902)
Summit Hotel Properties, Inc.	300	(4,083)
Sun Communities, Inc.	1,500	(137,055)
Sunstone Hotel Investors, Inc.	88,767	(1,351,034)
Tanger Factory Outlet Centers, Inc.	32,600	(717,200)
Taubman Centers, Inc.	5,100	(290,241)
Terreno Realty Corp.	200	(6,902)
Uniti Group, Inc.	140,300	(2,279,875)
Vereit, Inc. REIT	414,900	(2,887,704)
Vornado Realty Trust	36,700	(2,469,910)
Washington Prime Group, Inc.	148,600	(991,162)
Washington Real Estate Investment Trust	21,900	(597,870)
Welltower, Inc.	22,100	(1,202,903)
Weyerhaeuser Co.	320	(11,200)
Wheeler Real Estate Investment Trust, Inc.	6,452	(23,098)
Whitestone REIT	16,600	(172,474)
Xenia Hotels & Resorts, Inc.	3,200	(63,104)

		(84,318,045)

Recreation Facilities & Services — (0.0)%
AMC Entertainment Holdings, Inc. Class A	41,500	(583,075)
Drive Shack, Inc.	3,067	(14,660)
SeaWorld Entertainment, Inc.	72,200	(1,070,726)
Six Flags Entertainment Corp.	1,300	(80,938)
Vail Resorts, Inc.	100	(22,170)

		(1,771,569)

Renewable Energy — (0.1)%
Ballard Power Systems, Inc.	43,600	(154,780)
Enphase Energy, Inc.	10,895	(49,790)
First Solar, Inc.	42,700	(3,030,846)
FuelCell Energy, Inc.	35,258	(60,996)
Gevo, Inc.	15,260	(7,037)
Green Plains, Inc.	32,800	(551,040)
Hydrogenics Corp.	300	(2,475)
Pacific Ethanol, Inc.	2,200	(6,600)
Plug Power, Inc.	182,700	(345,303)
SunPower Corp.	35,600	(284,088)
Sunworks, Inc.	5,300	(5,035)
Vivint Solar, Inc.	18,900	(68,985)

		(4,566,975)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Retail—Consumer Staples — (0.3)%
Big Lots, Inc.	33,600	$(1,462,608)
Blue Apron Holdings, Inc. Class A	20,600	(41,200)
Casey's General Stores, Inc.	19,700	(2,162,469)
Fred's, Inc. Class A	30,500	(91,195)
Ollie's Bargain Outlet Holdings, Inc.	6,900	(416,070)
SpartanNash Co.	100	(1,721)
SUPERVALU, Inc.	30,643	(466,693)
Walgreens Boots Alliance, Inc. (d)	166,400	(10,894,208)

		(15,536,164)

Retail—Discretionary — (0.6)%
Advance Auto Parts, Inc.	26,000	(3,082,300)
Ascena Retail Group, Inc.	15,000	(30,150)
AutoNation, Inc.	19,000	(888,820)
AutoZone, Inc.	2,400	(1,556,856)
Barnes & Noble, Inc.	43,900	(217,305)
Big 5 Sporting Goods Corp.	3,800	(27,550)
BMC Stock Holdings, Inc.	19,200	(375,360)
Buckle, Inc.	27,400	(606,910)
Build-A-Bear Workshop, Inc.	100	(915)
Builders FirstSource, Inc.	1,800	(35,712)
Caleres, Inc.	1,600	(53,760)
Cato Corp. Class A	1,800	(26,532)
Chegg, Inc.	2,700	(55,782)
Chico's FAS, Inc.	5,200	(47,008)
Children's Place, Inc.	5,100	(689,775)
Conn's, Inc.	17,200	(584,800)
Copart, Inc.	3,100	(157,883)
Destination Maternity Corp.	2,600	(6,734)
Dillard's, Inc. Class A	5,100	(409,734)
Duluth Holdings, Inc. Class B	11,500	(215,395)
FirstCash, Inc.	128	(10,400)
Foundation Building Materials, Inc.	4,950	(73,804)
Francesca's Holdings Corp.	23,500	(112,800)
GameStop Corp. Class A	81,000	(1,022,220)
GMS, Inc.	700	(21,392)
GNC Holdings, Inc. Class A	19,100	(73,726)
Group 1 Automotive, Inc.	2,100	(137,214)
Guess?, Inc.	59,500	(1,234,030)
Hertz Global Holdings, Inc.	66,900	(1,327,965)
Home Depot, Inc. (The)	22,200	(3,956,928)
J. Jill, Inc.	3,200	(14,144)
JC Penney Co., Inc.	4,700	(14,194)
L Brands, Inc.	8,300	(317,143)
Lithia Motors, Inc. Class A	10,900	(1,095,668)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Lumber Liquidators Holdings, Inc.	9,400	$(224,848)
Macy's, Inc.	43,100	(1,281,794)
MarineMax, Inc.	2,200	(42,790)
Michaels Cos., Inc. (The)	10,400	(204,984)
National Vision Holdings, Inc.	6,700	(216,477)
Net Element, Inc.	1,925	(13,398)
Office Depot, Inc.	1,655	(3,558)
Overstock.com, Inc.	23,200	(841,000)
Party City Holdco, Inc.	8,700	(135,720)
PetIQ, Inc.	100	(2,660)
PetMed Express, Inc.	16,400	(684,700)
Pier 1 Imports, Inc.	59,700	(192,234)
Restoration Hardware Holdings, Inc.	17,000	(1,619,760)
Sally Beauty Holdings, Inc.	100,000	(1,645,000)
Sears Holdings Corp.	86,000	(229,620)
Signet Jewelers Ltd.	5,100	(196,452)
Sonic Automotive, Inc. Class A	700	(13,265)
Sportsman's Warehouse Holdings, Inc.	20,700	(84,456)
Stage Stores, Inc.	10,900	(23,762)
Tailored Brands, Inc.	29,500	(739,270)
Tiffany & Co.	68,701	(6,709,340)
Tractor Supply Co.	3,000	(189,060)
Zumiez, Inc.	4,300	(102,770)

		(33,877,827)

Semiconductors — (0.9)%
Advanced Micro Devices, Inc.	775,300	(7,791,765)
Ambarella, Inc.	25,600	(1,254,144)
Applied Materials, Inc.	23,300	(1,295,713)
Applied Optoelectronics, Inc.	3,700	(92,722)
Aquantia Corp.	1,800	(28,260)
Broadcom Ltd.	30,038	(7,078,455)
Brooks Automation, Inc.	1,500	(40,620)
Cavium, Inc.	700	(55,566)
Coherent, Inc.	7,200	(1,349,280)
Cypress Semiconductor Corp.	102,035	(1,730,514)
Electro Scientific Industries, Inc.	1,900	(36,727)
II-VI, Inc.	7,800	(319,020)
Impinj, Inc.	16,400	(213,528)
Inphi Corp.	34,500	(1,038,450)
Integrated Device Technology, Inc.	4,700	(143,632)
IPG Photonics Corp.	900	(210,042)
KEMET Corp.	14,900	(270,137)
MaxLinear, Inc. Class A	20,640	(469,560)
MoSys, Inc.	2,191	(2,607)
NeoPhotonics Corp.	34,700	(237,695)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
NVIDIA Corp.	104,500	$(24,201,155)
Oclaro, Inc.	75,500	(721,780)
ON Semiconductor Corp.	10,800	(264,168)
ParkerVision, Inc.	6,400	(5,120)
Qorvo, Inc.	24,223	(1,706,510)
Skyworks Solutions, Inc.	2,400	(240,624)
Texas Instruments, Inc.	27,000	(2,805,030)
Ultra Clean Holdings, Inc.	11,300	(217,525)

		(53,820,349)

Software — (0.6)%
Activision Blizzard, Inc.	103,400	(6,975,364)
Acxiom Corp.	2,100	(47,691)
Allscripts Healthcare Solutions, Inc.	23,200	(286,520)
Altair Engineering, Inc.	1,200	(37,632)
ANSYS, Inc.	1,200	(188,028)
Appian Corp.	2,300	(57,914)
athenahealth, Inc.	1,100	(157,333)
Avaya Holdings Corp.	600	(13,440)
Benefitfocus, Inc.	2,900	(70,760)
Blackbaud, Inc.	3,600	(366,516)
Box, Inc. Class A	100	(2,055)
Callidus Software, Inc.	4,400	(158,180)
Castlight Health, Inc. Class B	14,800	(54,020)
Cornerstone OnDemand, Inc.	1,600	(62,576)
Descartes Systems Group, Inc. (The)	100	(2,855)
DropCar, Inc.	75	(156)
Ebix, Inc.	600	(44,700)
Electronic Arts, Inc.	26,900	(3,261,356)
Evolent Health, Inc.	48,800	(695,400)
ForeScout Technologies, Inc.	5,500	(178,420)
Glu Mobile, Inc.	59,500	(224,315)
Guidewire Software, Inc.	16,900	(1,366,027)
Inpixon	1,058	(1,132)
LogMeIn, Inc.	31,300	(3,616,715)
Manhattan Associates, Inc.	1,100	(46,068)
Medical Transcription Billing Corp.	200	(666)
MongoDB, Inc.	1,000	(43,400)
NantHealth, Inc.	5,500	(16,775)
Open Text Corp.	20,100	(699,480)
Oracle Corp.	140,400	(6,423,300)
Pareteum Corp.	18,362	(44,803)
pdvWireless, Inc.	500	(14,925)
RealPage, Inc.	3,400	(175,100)
Red Violet, Inc.	918	(5,600)
SITO Mobile Ltd.	700	(2,814)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Sphere 3D Corp.	5,558	$(5,541)
SS&C Technologies Holdings, Inc.	11,500	(616,860)
Symantec Corp.	1,500	(38,775)
Synopsys, Inc.	5,900	(491,116)
Tabula Rasa HealthCare, Inc.	600	(23,280)
Take-Two Interactive Software, Inc.	69,300	(6,776,154)
Tintri, Inc.	2,185	(3,737)
Tyler Technologies, Inc.	3,700	(780,552)
Ultimate Software Group, Inc.	200	(48,740)
Verint Systems, Inc.	1,500	(63,900)
Veritone, Inc.	529	(7,364)
VirnetX Holding Corp.	14,700	(58,065)
xG Technology, Inc.	9,400	(9,776)

		(34,265,896)

Specialty Finance — (0.4)%
Ally Financial, Inc.	94,600	(2,568,390)
Altisource Portfolio Solutions SA	4,000	(106,240)
Apollo Commercial Real Estate Finance, Inc.	98,300	(1,767,434)
Arlington Asset Investment Corp. Class A	22,500	(248,400)
ARMOUR Residential REIT, Inc.	20,762	(483,339)
Chimera Investment Corp.	4,542	(79,076)
Credit Acceptance Corp.	1,200	(396,492)
CYS Investments, Inc.	6,400	(43,008)
Elevate Credit, Inc.	4,500	(31,860)
Ellie Mae, Inc.	7,700	(707,938)
Ellington Residential Mortgage REIT	100	(1,096)
Encore Capital Group, Inc.	7,600	(343,520)
Federal Agricultural Mortgage Corp. Class C	100	(8,702)
Five Oaks Investment Corp.	4,100	(11,931)
FNF Group	1,600	(64,032)
Granite Point Mortgage Trust, Inc.	7,450	(123,223)
Invesco Mortgage Capital, Inc.	17,667	(289,386)
Ladder Capital Corp.	45	(679)
LendingClub Corp.	334,000	(1,169,000)
Marathon Patent Group, Inc.	1,470	(1,646)
MGIC Investment Corp.	2,500	(32,500)
MoneyGram International, Inc.	1,300	(11,206)
Nationstar Mortgage Holdings, Inc.	18,700	(335,852)
Nelnet, Inc. Class A	700	(36,687)
New York Mortgage Trust, Inc.	200	(1,186)
Ocwen Financial Corp.	32,600	(134,312)
On Deck Capital, Inc.	5,800	(32,422)
OneMain Holdings, Inc.	13,500	(404,190)
Orchid Island Capital, Inc.	42,400	(312,488)
PayPal Holdings, Inc.	84,100	(6,380,667)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
PennyMac Mortgage Investment Trust	5,600	$(100,968)
PHH Corp.	13,000	(135,980)
PRA Group, Inc.	14,100	(535,800)
RAIT Financial Trust	24,800	(4,005)
Santander Consumer USA Holdings, Inc.	118,700	(1,934,810)
SLM Corp.	104,500	(1,171,445)
Sutherland Asset Management Corp.	45	(682)
Two Harbors Investment Corp.	70,650	(1,085,891)
Western Asset Mortgage Capital Corp.	16,200	(156,978)

		(21,253,461)

Technology Services — (0.1)%
CGI Group, Inc. Class A	800	(46,112)
Cogint, Inc.	6,885	(17,213)
Cognizant Technology Solutions Corp. Class A	16,700	(1,344,350)
CSRA, Inc.	11,700	(482,391)
Cubic Corp.	900	(57,240)
Endurance International Group Holdings, Inc.	20,100	(148,740)
Gartner, Inc.	24,000	(2,822,880)
Helios & Matheson Analytics, Inc.	32,235	(91,225)
IHS Markit Ltd.	27	(1,303)
MarketAxess Holdings, Inc.	5,500	(1,195,920)
MAXIMUS, Inc.	1,100	(73,414)
Paychex, Inc.	1	(61)
Presidio, Inc.	2	(31)
Spherix, Inc.	6,726	(8,071)
Teradata Corp.	16,600	(658,522)
Unisys Corp.	800	(8,600)

		(6,956,073)

Telecommunications — (0.2)%
AT&T, Inc. (a),(d)	52,381	(1,867,383)
BCE, Inc.	42,300	(1,820,592)
CenturyLink, Inc.	290,172	(4,767,526)
Cincinnati Bell, Inc.	1,400	(19,390)
Consolidated Communications Holdings, Inc.	43,476	(476,497)
Frontier Communications Corp.	62,580	(464,344)
Globalstar, Inc.	159,400	(109,587)
Gogo, Inc.	23,000	(198,490)
GTT Communications, Inc.	400	(22,680)
HC2 Holdings, Inc.	7,600	(39,976)
Intelsat SA	10,200	(38,352)
NII Holdings, Inc.	29,823	(62,927)
Ooma, Inc.	300	(3,270)
ORBCOMM, Inc.	2,500	(23,425)
Rogers Communications, Inc. B Shares	1,500	(67,020)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Shenandoah Telecommunications Co.	1,600	$(57,600)
Sprint Corp.	154,100	(752,008)
Switch, Inc.	28,700	(456,617)
TELUS Corp.	3,600	(126,576)
Vonage Holdings Corp.	3,200	(34,080)
Windstream Holdings, Inc.	138,428	(195,183)
Zayo Group Holdings, Inc.	4,200	(143,472)

		(11,746,995)

Transportation & Logistics — (0.1)%
Canadian National Railway Co.	21,000	(1,535,730)
Celadon Group, Inc.	2,000	(7,400)
DHT Holdings, Inc.	49,600	(168,640)
Dorian LPG Ltd.	4,800	(35,952)
Echo Global Logistics, Inc.	1,900	(52,440)
Gener8 Maritime, Inc.	8,900	(50,285)
Golar LNG Ltd.	12,500	(342,000)
Hornbeck Offshore Services, Inc.	17,500	(50,925)
International Seaways, Inc.	1,200	(21,120)
Landstar System, Inc.	600	(65,790)
Macquarie Infrastructure Co. LLC	7,900	(291,747)
Navios Maritime Acquisition Corp.	11,700	(9,828)
Nordic American Tankers Ltd.	60,900	(118,146)
Scorpio Bulkers, Inc.	19,200	(135,360)
Seanergy Maritime Holdings Corp.	3,502	(3,057)
Sino-Global Shipping America Ltd.	4,921	(5,512)
Teekay Corp.	78,500	(635,065)
Teekay Tankers Ltd. Class A	67,200	(79,968)
TOP Ships, Inc.	1,466	(2,697)
United Parcel Service, Inc. Class B	35,600	(3,725,896)
YRC Worldwide, Inc.	4,800	(42,384)

		(7,379,942)

Transportation Equipment — (0.1)%
Navistar International Corp.	11,900	(416,143)
REV Group, Inc.	4,300	(89,268)
Wabash National Corp.	2,200	(45,782)
Wabtec Corp.	27,500	(2,238,500)
Workhorse Group, Inc.	9,130	(24,103)

		(2,813,796)

Utilities — (0.2)%
Algonquin Power & Utilities Corp.	4,600	(45,632)
Allete, Inc.	700	(50,575)
American States Water Co., Inc.	200	(10,612)
Aqua America, Inc.	200	(6,812)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Atlantic Power Corp.	1,600	$(3,360)
Avangrid, Inc.	3,200	(163,584)
Black Hills Corp.	6,500	(352,950)
California Water Service Group	800	(29,800)
Dynegy, Inc.	4,200	(56,784)
Edison International	15,000	(954,900)
Eversource Energy	8,100	(477,252)
FirstEnergy Corp.	46,800	(1,591,668)
Fortis, Inc.	14,500	(489,665)
Genie Energy Ltd. Class B	1,600	(7,984)
Great Plains Energy, Inc.	2,500	(79,475)
Hawaiian Electric Industries, Inc.	400	(13,752)
IDACORP, Inc.	1,600	(141,232)
MGE Energy, Inc.	900	(50,490)
New Jersey Resources Corp.	17,000	(681,700)
NextEra Energy Partners LP	5,400	(215,946)
NextEra Energy, Inc.	13,200	(2,155,956)
NiSource, Inc.	12,400	(296,484)
NorthWestern Corp.	2,700	(145,260)
NRG Yield, Inc. Class C	23,300	(396,100)
ONE Gas, Inc.	900	(59,418)
Ormat Technologies, Inc.	1,800	(101,484)
Pattern Energy Group, Inc.	48,200	(833,378)
PNM Resources, Inc.	100	(3,825)
Sempra Energy	9,800	(1,089,956)
South Jersey Industries, Inc.	9,100	(256,256)
Southern Co.	8,300	(370,678)
Southwest Gas Corp.	1,400	(94,682)
Spark Energy, Inc. Class A	4,900	(58,065)
Spire, Inc.	11,100	(802,530)
TerraForm Power, Inc.	5,386	(57,792)
TransAlta Corp.	1,000	(5,450)
UGI Corp.	600	(26,652)
Vistra Energy Corp.	700	(14,581)
Westar Energy, Inc.	1,600	(84,144)

		(12,276,864)

Waste & Environmental Services & Equipment — (0.0)%
Aqua Metals, Inc.	8,600	(22,274)
AquaVenture Holdings Ltd.	200	(2,484)
Cantel Medical Corp.	500	(55,705)
Covanta Holding Corp.	8,300	(120,350)
Energy Recovery, Inc.	18,400	(151,248)
Evoqua Water Technologies Corp.	2,100	(44,709)
Hudson Technologies, Inc.	18,400	(90,896)
Lightbridge Corp.	1,897	(2,219)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
MagneGas Corp.	53	$(49)
Meridian Waste Solutions, Inc.	786	(448)

		(490,382)

Total North America		(1,167,312,222)

Oceania — (0.0)%
Banking — (0.0)%
Westpac Banking Corp. ADR	100	(2,218)

Iron & Steel — (0.0)%
BHP Billiton Ltd. ADR	8,300	(368,769)
BHP Billiton PLC ADR	2,300	(91,379)

		(460,148)

Total Oceania		(462,366)

South America — (0.1)%
Aerospace & Defense — (0.0)%
Embraer SA ADR	7,000	(182,000)

Banking — (0.0)%
Banco Bradesco SA ADR	16,797	(199,549)
Banco Santander Chile ADR	12,600	(422,226)
Bancolombia SA ADR	14,900	(626,098)
Grupo Aval Acciones y Valores SA ADR	2,400	(19,944)
Itau CorpBanca ADR	200	(2,930)
Itau Unibanco Holding SA ADR	40	(624)

		(1,271,371)

Chemicals — (0.0)%
Braskem SA ADR	700	(20,293)

Consumer Products — (0.0)%
BRF SA ADR	98,000	(678,160)
Cia Cervecerias Unidas SA ADR	900	(26,469)

		(704,629)

Forest & Paper Products — (0.0)%
Fibria Celulose SA ADR	9,200	(179,400)

Iron & Steel — (0.0)%
Cia Siderurgica Nacional SA ADR	30,000	(78,900)
Vale SA ADR	80,300	(1,021,416)

		(1,100,316)

Media — (0.0)%
Despegar.com Corp.	6,464	(202,000)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
Metals & Mining — (0.1)%
Nexa Resources SA	6,900	$(120,819)
Southern Copper Corp.	37,100	(2,010,078)

		(2,130,897)

Oil, Gas & Coal — (0.0)%
Cosan Ltd. A Shares	200	(2,078)
Ecopetrol SA ADR	36,500	(705,545)
Petroleo Brasileiro SA ADR	3,900	(55,146)
Ultrapar Participacoes SA ADR	8,300	(179,446)

		(942,215)

Passenger Transportation — (0.0)%
Latam Airlines Group SA ADR	13,500	(207,765)

Real Estate — (0.0)%
Gafisa SA ADR	859	(5,377)

Retail—Consumer Staples — (0.0)%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,400	(28,280)

Retail—Discretionary — (0.0)%
Netshoes Cayman Ltd.	1,900	(11,248)

Telecommunications — (0.0)%
Liberty Latin America Ltd. Class C	6,800	(129,812)
Telefonica Brasil SA ADR	4,100	(62,976)
Tim Participacoes SA ADR	1,900	(41,173)

		(233,961)

Utilities — (0.0)%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,600	(38,124)
Cia Paranaense de Energia ADR	200	(1,572)
Enersis SA ADR	7,600	(88,312)

		(128,008)

Total South America		(7,347,760)

TOTAL COMMON STOCK (PROCEEDS $1,342,813,297)		(1,330,615,220)

EXCHANGE-TRADED FUNDS — (1.4)%
Health Care Select Sector SPDR Fund (d)	268,190	(21,830,666)
iShares Nasdaq Biotechnology ETF (d)	106,580	(11,376,349)
iShares Russell 2000 ETF (d)	125,350	(19,031,891)
Powershares QQQ Trust Series 1 (d)	83,650	(13,394,874)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Security Description	Shares	Value
SPDR S&P 500 ETF Trust (d)	56,240	$(14,799,556)
VanEck Vectors Semiconductor ETF (d)	19,836	(2,068,498)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $81,643,353)		(82,501,834)

Security Description	Principal Amount	Value

MORTGAGE-BACKED SECURITIES — (0.8)%
North America — (0.8)%
Collateralized Mortgage Obligation (Reesidential) — (0.8)%
Government National Mortgage Association, 3.00%, 04/01/48 (d),(m)	$47,900,000	(47,166,555)

TOTAL MORTGAGE-BACKED SECURITIES (PROCEEDS $46,833,176)		(47,166,555)

TOTAL SECURITIES SOLD SHORT— (24.3)% (PROCEEDS $1,471,289,826)		(1,460,283,609)

Footnote Legend:

(a)	Non-income producing.
(b)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers. In addition “Other Assets” may include pending sales that are also on loan.
(d)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Strategy Fund.
(e)	Security considered illiquid.
(f)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.
(g)	Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of March 31, 2018.
(h)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(i)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(j)	Non-interest bearing bond.
(k)	Security is perpetual in nature and has no stated maturity.
(l)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of March 31, 2018. Maturity date presented is the ultimate maturity.
(m)	When issued or delayed delivery security included.
(n)	Security is restricted per Rule 12-12.8 of Regulation S-X. First acquisition dates of GCM Offshore Equity Partners LP, Glenview Capital Partners (Cayman), Ltd. and GCM Equity Partners LP are 11/9/2015, 6/1/2016 and 11/9/2015, respectively.
(o)	Rate disclosed, the 7 day net yield, is as of March 31, 2018.
(p)	Assets, other than investments in securities, less liabilities other than securities sold short.
(q)	Preferential dividend rate and maturity date is disclosed, if applicable.
(r)	Security is valued using significant unobservable inputs.
(s)	All or a portion of the security represents an unsettled loan commitment at March 31, 2018 where the rate will be determined at time of settlement.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Options Written Contracts Outstanding at March 31, 2018

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)

Exchange-Traded Call Options Written
Euro Stoxx 50	3,500.00 EUR	06/15/18	180	6,050,700	$(77,072)	$(33,222)	$43,850
Euro Stoxx Banks Index	150.00 EUR	06/15/18	464	2,916,008	(31,571)	(2,855)	28,716
Euro-Bund	158.50 EUR	05/25/18	60	9,565,800	(47,090)	(107,787)	(60,697)
U.S. 5-Year Future	114.75 USD	05/25/18	200	22,828,000	(46,875)	(67,188)	(20,313)
Vivendi SA	21.50 EUR	05/18/18	644	1,352,400	(39,874)	(39,874)	—

					$(242,482)	$(250,926)	$(8,444)

Exchange-Traded Put Options Written
Euro Stoxx Banks Index	115.00 EUR	09/21/18	232	1,458,004	$(78,892)	$(58,164)	$20,728
U.S. 5-Year Future	114.00 USD	05/25/18	300	34,242,000	(76,250)	(75,000)	1,250
Vivendi SA	20.00 EUR	05/18/18	644	1,352,400	(51,760)	(51,760)	—

					$(206,902)	$(184,924)	$21,978

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)

FX OTC Call Options Written
USD/EUR Currency	Deutsche Bank AG	1.31 USD	12/20/18	3,500,000	—	$(65,191)	$(45,642)	$19,549

FX OTC Put Options Written
USD/EUR Currency	Deutsche Bank AG	1.16 USD	12/20/18	7,000,000	—	$(43,947)	$(32,896)	$11,051

Total Options Written Outstanding						$(558,522)	$(514,388)	$44,134

Reverse Repurchase Agreements Outstanding at March 31, 2018

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	3.37%	03/22/18	04/10/18	$3,066,000	$3,068,871
Credit Suisse Securities (USA) LLC	3.31%	03/01/18	04/02/18	2,714,000	2,721,745
JPMorgan Chase Bank, N.A.	3.01%	03/08/18	04/06/18	3,105,000	3,111,233
JPMorgan Chase Bank, N.A.	3.01%	03/08/18	04/06/18	3,114,000	3,120,251
JPMorgan Chase Bank, N.A.	3.35%	03/08/18	06/06/18	3,837,000	3,845,562
JPMorgan Chase Bank, N.A.	3.57%	03/21/18	06/19/18	13,159,000	13,173,359
JPMorgan Chase Bank, N.A.	3.57%	03/21/18	06/19/18	7,559,000	7,567,248
JPMorgan Chase Bank, N.A.	3.57%	03/21/18	06/19/18	6,943,000	6,950,576
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.76%	03/01/18	04/02/18	12,283,000	12,312,237
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.80%	03/07/18	04/09/18	1,561,000	1,564,037
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.91%	03/19/18	04/17/18	1,558,000	1,559,636

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.91%	03/19/18	04/17/18	$14,931,000	$14,946,680
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.92%	03/20/18	04/20/18	6,306,000	6,312,142
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.92%	03/20/18	04/20/18	5,863,000	5,868,711
Royal Bank of Canada	2.89%	02/15/18	05/15/18	13,340,000	13,388,170
Royal Bank of Canada	2.92%	01/31/18	04/30/18	4,549,000	4,571,156
Royal Bank of Canada	2.92%	01/31/18	04/30/18	11,830,000	11,887,617
Royal Bank of Canada	2.99%	02/15/18	05/15/18	2,093,000	2,100,819
Royal Bank of Canada	3.03%	03/12/18	04/12/18	3,881,000	3,887,532
Royal Bank of Canada	3.10%	03/08/18	04/09/18	1,624,000	1,627,358
Royal Bank of Canada	3.10%	03/08/18	04/09/18	672,000	673,389
Royal Bank of Canada	3.13%	03/12/18	04/12/18	874,000	875,520
Royal Bank of Canada	3.23%	03/28/18	04/27/18	1,540,000	1,540,552
Royal Bank of Canada	3.23%	03/28/18	04/27/18	14,054,000	14,059,039
Royal Bank of Canada	3.26%	03/16/18	04/20/18	9,003,000	9,013,593
Royal Bank of Canada	3.27%	03/02/18	06/04/18	2,214,000	2,220,028
Royal Bank of Canada	3.28%	03/06/18	06/06/18	2,956,000	2,962,992
Royal Bank of Canada	3.28%	03/12/18	04/12/18	4,141,000	4,148,545
Royal Bank of Canada	3.30%	03/08/18	04/09/18	771,000	772,697
Royal Bank of Canada	3.30%	03/08/18	04/09/18	1,040,000	1,042,289
Royal Bank of Canada	3.38%	03/19/18	06/19/18	4,079,000	4,083,975
Royal Bank of Canada	3.38%	03/29/18	06/19/18	7,495,000	7,497,110
Royal Bank of Canada	3.40%	03/20/18	06/19/18	7,022,000	7,029,962
Royal Bank of Canada	3.43%	03/19/18	06/19/18	4,753,000	4,758,883
Royal Bank of Canada	3.62%	03/28/18	04/27/18	1,846,000	1,846,742

Total Reverse Repurchase Agreements Outstanding				$185,776,000	$186,110,256

Futures Contracts Outstanding at March 31, 2018

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
Long Futures
3 Month Euribor	455	ICE	113,977,590 EUR	03/18/19	$90,866
90 Day Eurodollar	2	CME	485,193 USD	03/14/22	482
90 Day Eurodollar	2	CME	485,205 USD	12/13/21	495
90 Day Eurodollar	4	CME	970,060 USD	03/13/23	1,040
90-Day Bank Bill	173	SFE	172,152,421 AUD	12/13/18	11,915
Aluminum	136	LME	7,293,351 USD	06/18/18	(482,301)
Aluminum	212	LME	11,676,376 USD	04/16/18	(1,125,401)
Aluminum	180	LME	9,718,168 USD	05/14/18	(735,043)
Amsterdam Index	95	Euronext	10,153,294 EUR	04/20/18	(149,247)
Australian 10-Year Bond	833	SFE	106,419,564 AUD	06/15/18	1,191,486
Australian Dollar Currency	1,844	CME	144,881,056 USD	06/18/18	(3,335,616)
BIST 30 Index	840	ISE	12,234,506 TRY	04/30/18	(107,496)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
Brent Crude	8	ICE	411,997 USD	10/31/19	$89,203
Brent Crude	14	ICE	710,500 USD	10/31/18	223,020
Brent Crude	360	ICE	24,072,900 USD	04/30/18	889,500
Brent Crude	510	ICE	32,648,922 USD	05/31/18	2,464,578
British Pound Currency	728	CME	64,041,520 USD	06/18/18	(77,620)
CAC40 Index	176	Euronext	9,236,997 EUR	04/20/18	(203,119)
Canadian 10-Year Bond	673	CDE	87,949,652 CAD	06/20/18	1,351,386
Canadian Dollar Currency	1,507	CME	116,656,600 USD	06/19/18	324,275
Cocoa	190	ICE	4,416,961 USD	05/15/18	439,439
Cocoa	37	ICE	661,381 GBP	05/15/18	(17,917)
Copper	145	LME	25,310,863 USD	05/14/18	(1,017,020)
Copper	105	LME	18,643,372 USD	04/16/18	(1,081,465)
Copper	138	COMEX	11,105,191 USD	05/29/18	(667,216)
Copper	95	LME	15,954,476 USD	06/18/18	(10,507)
Corn	808	CBOT	15,473,836 USD	07/13/18	534,664
Cotton No. 2	34	ICE	1,379,793 USD	07/09/18	10,807
Cotton No. 2	148	ICE	5,814,257 USD	05/08/18	213,783
Crude Palm Oil	167	MYX	10,123,221 MYR	06/14/18	298
DAX Index	169	Eurex	52,412,748 EUR	06/15/18	(1,486,211)
E-mini Dow	35	CBOT	4,365,078 USD	06/15/18	(139,353)
E-mini Russell 2000	216	CME	17,244,989 USD	06/15/18	(708,029)
Euro BUXL 30-Year Bond	33	Eurex	5,431,350 EUR	06/07/18	32,225
Euro FX Currency	194	CME	30,175,066 USD	06/18/18	(205,703)
Euro Stoxx 50	424	Eurex	14,048,225 EUR	06/15/18	(168,306)
Euro-BTP	592	Eurex	80,121,037 EUR	06/07/18	2,513,369
Euro-Bund	1,410	Eurex	221,522,774 EUR	06/07/18	4,027,909
Euro-Oat	493	Eurex	75,394,209 EUR	06/07/18	1,007,321
Euro-Schatz	758	Eurex	84,847,781 EUR	06/07/18	36,014
FTSE 100 Index	165	ICE	11,713,553 GBP	06/15/18	(244,512)
FTSE China A50 Index	141	SGX	1,779,881 USD	04/26/18	5,884
FTSE KLCI Index	34	MYX	3,156,626 MYR	04/30/18	3,587
FTSE/MIB Index	116	IDEM	12,909,000 EUR	06/15/18	(216,879)
Gasoline RBOB	93	NYMEX	7,824,454 USD	05/31/18	85,196
Gasoline RBOB	187	NYMEX	15,058,981 USD	04/30/18	810,811
Gold 100 Oz	363	COMEX	48,924,762 USD	06/27/18	(743,772)
Gold 100 Oz	110	COMEX	14,674,277 USD	08/29/18	(7,977)
Hang Seng China Enterprises Index	124	HKFE	74,774,088 HKD	04/27/18	(11,326)
Hang Seng Index	10	HKFE	15,419,182 HKD	04/27/18	(50,226)
Japan 10-Year Bond	62	OSE	9,346,043,760 JPY	06/13/18	15,941
Japanese Yen Currency	812	CME	96,034,958 USD	06/18/18	(179,639)
JPX-Nikkei Index 400	77	OSE	114,584,700 JPY	06/07/18	21,628
KC HRW Wheat	59	CBOT	1,537,653 USD	05/14/18	(159,265)
KOSPI 200 Index	118	KRX FM	9,214,873,000 KRW	06/14/18	92,201
Lead	252	LME	16,291,372 USD	04/16/18	(1,177,672)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
Lead	365	LME	22,683,436 USD	05/14/18	$(815,373)
Lead	83	LME	4,973,707 USD	06/18/18	(2,007)
Long Gilt	275	ICE	33,316,013 GBP	06/27/18	644,661
Low Sulphur Gasoil	269	ICE	15,379,259 USD	06/12/18	1,137,341
Low Sulphur Gasoil	153	ICE	9,307,047 USD	05/10/18	148,353
Mexican Peso Currency	317	CME	8,440,268 USD	06/18/18	167,867
MSCI EAFE Index	22	ICE	2,235,100 USD	06/15/18	(34,440)
MSCI Emerging Market	531	ICE	32,518,511 USD	06/15/18	(982,421)
MSCI Singapore Index	354	SGX	13,608,496 SGD	04/27/18	264,031
MSCI Taiwan Index	352	SGX	14,257,027 USD	04/27/18	94,013
Nasdaq 100 E-Mini	35	CME	4,947,936 USD	06/15/18	(332,136)
Natural Gas	3	NYMEX	87,729 USD	09/26/18	(2,349)
Natural Gas	368	NYMEX	11,206,292 USD	01/29/19	50,828
Natural Gas	825	NYMEX	23,130,084 USD	06/27/18	233,916
Natural Gas	941	NYMEX	25,546,189 USD	04/26/18	171,341
New Zealand Dollar Currency	146	CME	10,693,626 USD	06/18/18	(152,426)
Nickel	144	LME	11,343,006 USD	06/18/18	144,738
Nickel	153	LME	11,841,885 USD	04/16/18	328,959
Nickel	154	LME	12,525,778 USD	05/14/18	(259,678)
Nikkei 225	51	SGX	542,151,875 JPY	06/07/18	45,328
Nikkei 225 Yen	5	CME	53,505,000 JPY	06/07/18	1,715
Norwegian Krone Currency	330	CME	85,902,299 USD	06/18/18	(1,580,699)
NY Harbor ULSD	253	NYMEX	19,954,862 USD	05/31/18	1,499,032
NY Harbor ULSD	197	NYMEX	15,838,278 USD	04/30/18	883,476
OMXS30 Index	5,649	Nasdaq OMX	856,888,306 SEK	04/20/18	481,364
Palladium	38	NYMEX	3,741,699 USD	06/27/18	(155,259)
Platinum	96	NYMEX	4,589,895 USD	07/27/18	(113,415)
Platinum	231	NYMEX	11,108,741 USD	10/29/18	(258,671)
S&P 500 E-mini	87	CME	12,111,515 USD	06/15/18	(614,465)
S&P Mid 400 E-mini	28	CME	5,453,189 USD	06/15/18	(180,509)
S&P/TSX 60 Index	31	CDE	5,687,232 CAD	06/14/18	(54,358)
SET50 Index	324	TFEX	76,983,427 THB	06/28/18	(47,695)
SGX Nifty 50	17	SGX	341,729 USD	04/26/18	6,516
Short-Term Euro-BTP	345	Eurex	38,722,559 EUR	06/07/18	229,529
Silver	85	COMEX	7,052,517 USD	05/29/18	(138,617)
Silver	44	COMEX	3,675,101 USD	07/27/18	(77,221)
Soybean	225	CBOT	11,850,099 USD	05/14/18	(96,662)
Soybean Meal	125	CBOT	4,809,177 USD	05/14/18	(9,177)
Soybean Oil	705	CBOT	13,633,551 USD	07/13/18	(42,561)
SPI 200	869	SFE	129,253,393 AUD	06/21/18	(3,562,824)
STOXX Europe 600 Banks	1,964	Eurex	17,275,365 EUR	06/15/18	(739,506)
Swiss Franc Currency	58	CME	7,718,516 USD	06/18/18	(95,866)
Swiss Market Index	870	Eurex	74,570,577 CHF	06/15/18	233,602
TOPIX Index	957	OSE	16,283,780,060 JPY	06/07/18	1,345,096

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
U.S. Treasury 10-Year Note	3,083	CBOT	370,186,263 USD	06/20/18	$3,290,284
Ultra U.S. Treasury Bond	34	CBOT	5,280,961 USD	06/20/18	174,977
WTI Crude	2	NYMEX	99,956 USD	11/20/20	8,764
WTI Crude	2	NYMEX	98,276 USD	11/20/19	16,464
WTI Crude	287	NYMEX	15,190,517 USD	11/19/18	2,577,653
WTI Crude	134	NYMEX	8,259,069 USD	04/20/18	442,891
WTI Crude	263	NYMEX	16,358,452 USD	05/22/18	702,358
Zinc	94	LME	7,624,046 USD	06/18/18	76,904
Zinc	180	LME	15,006,677 USD	05/14/18	(255,677)
Zinc	153	LME	13,157,686 USD	04/16/18	(607,861)

					$6,170,613

Short Futures
3 Month Euribor	2	ICE	501,186 EUR	06/18/18	$(509)
3 Month Euribor	1	ICE	250,324 EUR	03/18/19	(417)
3 Month Euribor	1	ICE	250,462 EUR	12/17/18	(355)
90 Day Eurodollar	6	CME	1,470,484 USD	12/16/19	12,259
90 Day Eurodollar	13	CME	3,180,160 USD	09/16/19	18,722
90 Day Eurodollar	66	CME	16,202,161 USD	06/18/18	81,661
90 Day Eurodollar	67	CME	16,416,169 USD	09/17/18	63,981
90 Day Eurodollar	16	CME	3,906,639 USD	03/16/20	18,439
90 Day Eurodollar	6	CME	1,457,609 USD	09/13/21	209
90 Day Eurodollar	10	CME	2,441,499 USD	06/15/20	11,499
90 Day Eurodollar	18	CME	4,403,015 USD	03/18/19	19,565
90 Day Eurodollar	36	CME	8,806,064 USD	12/17/18	30,614
90 Day Eurodollar	566	CME	137,727,374 USD	06/17/19	12,499
90 Day Eurodollar	11	CME	2,680,321 USD	03/15/21	8,146
90 Day Eurodollar	16	CME	3,908,733 USD	09/14/20	21,133
90 Day Eurodollar	8	CME	1,956,754 USD	12/14/20	13,454
90 Day Eurodollar	7	CME	1,700,832 USD	06/14/21	444
90 Day Eurodollar	2	CME	485,045 USD	12/19/22	(530)
90 Day Eurodollar	1	CME	242,609 USD	06/13/22	(216)
90 Day Eurodollar	10	CME	2,424,974 USD	06/19/23	(2,401)
90 Day Eurodollar	1	CME	242,571 USD	09/19/22	(241)
90 Day Sterling	3	ICE	372,248 GBP	06/20/18	926
90 Day Sterling	3	ICE	371,998 GBP	09/19/18	997
90 Day Sterling	4	ICE	495,635 GBP	12/19/18	1,452
90 Day Sterling	296	ICE	36,581,794 GBP	03/20/19	10,234
90 Day Sterling	3	ICE	371,348 GBP	06/19/19	1,295
90 Day Sterling	3	ICE	371,148 GBP	09/18/19	1,330
90 Day Sterling	3	ICE	370,935 GBP	12/18/19	1,347
90 Day Sterling	3	ICE	370,798 GBP	03/18/20	1,365
90 Day Sterling	3	ICE	370,660 GBP	06/17/20	1,382
90 Day Sterling	3	ICE	370,535 GBP	09/16/20	1,365
Aluminum	212	LME	11,586,909 USD	04/16/18	1,035,934

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
Aluminum	180	LME	9,477,351 USD	05/14/18	$494,226
Aluminum	135	LME	7,008,022 USD	06/18/18	247,053
Amsterdam Index	9	Euronext	965,320 EUR	04/20/18	18,358
Australian 10-Year Bond	592	SFE	76,121,435 AUD	06/15/18	(469,869)
Australian 3-Year Bond	218	SFE	24,183,655 AUD	06/15/18	(40,123)
Australian Dollar Currency	357	CME	27,651,099 USD	06/18/18	247,779
Bank Acceptance	126	CDE	30,781,313 CAD	03/18/19	(1,600)
British Pound Currency	354	CME	31,058,201 USD	06/18/18	(45,124)
CAC40 Index	28	Euronext	1,455,888 EUR	04/20/18	15,538
Canadian 10-Year Bond	2,157	CDE	283,465,567 CAD	06/20/18	(3,103,056)
Canadian Dollar Currency	908	CME	69,893,815 USD	06/19/18	(589,685)
Canola	29	ICE	291,997 CAD	05/14/18	(8,669)
Cattle Feeder	140	CME	10,386,063 USD	08/30/18	556,313
Cattle Feeder	26	CME	1,788,782 USD	05/24/18	46,456
Cocoa	696	ICE	16,683,031 USD	07/16/18	(1,301,609)
Coffee	231	ICE	10,609,574 USD	05/18/18	374,831
Coffee	284	ICE	13,497,535 USD	07/19/18	696,235
Coffee Robusta	84	ICE	1,477,206 USD	05/31/18	28,206
Copper	145	LME	25,223,524 USD	05/14/18	929,680
Copper	105	LME	18,629,741 USD	04/16/18	1,067,835
Copper	92	LME	15,839,122 USD	06/18/18	398,647
Corn	138	CBOT	2,583,592 USD	05/14/18	(91,883)
DAX Index	84	Eurex	25,696,257 EUR	06/15/18	301,838
Dollar Index	81	ICE	7,255,153 USD	06/18/18	(19,619)
E-Mini Russell 2000	210	CME	16,813,573 USD	06/15/18	735,972
Euro BUXL 30-Year Bond	41	Eurex	6,538,640 EUR	06/07/18	(297,695)
Euro FX Currency	459	CME	71,529,380 USD	06/18/18	622,486
Euro Stoxx 50	9,585	Eurex	317,908,162 EUR	06/15/18	4,213,443
Euro-BOBL	281	Eurex	36,679,383 EUR	06/07/18	(248,387)
Euro-Bund	45	Eurex	7,091,752 EUR	06/07/18	(101,633)
Euro-Oat	47	Eurex	7,159,907 EUR	06/07/18	(130,210)
Euro-Schatz	731	Eurex	81,759,410 EUR	06/07/18	(116,050)
FTSE 100 Index	1,190	ICE	84,090,683 GBP	06/15/18	1,217,852
FTSE/JSE Top 40	4	Safex	1,974,456 ZAR	06/21/18	(80)
Hang Seng Index	302	HKFE	456,558,246 HKD	04/27/18	357,186
Japan 10-Year Bond	97	OSE	14,618,283,275 JPY	06/13/18	(60,211)
Japanese Yen Currency	424	CME	50,386,790 USD	06/18/18	334,409
KC HRW Wheat	156	CBOT	3,939,459 USD	07/13/18	146,709
Lead	365	LME	22,926,071 USD	05/14/18	1,058,008
Lead	252	LME	16,110,903 USD	04/16/18	997,203
Lead	229	LME	13,586,224 USD	06/18/18	(130,876)
Lean Hogs	96	CME	2,927,079 USD	06/14/18	(12,441)
Lean Hogs	521	CME	16,306,077 USD	07/16/18	144,657
Live Cattle	326	CME	14,307,957 USD	08/31/18	1,075,617
Live Cattle	183	CME	7,899,432 USD	06/29/18	390,942

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
Long Gilt	362	ICE	44,087,472 GBP	06/27/18	$(523,836)
Mexican Peso Currency	203	CME	5,368,371 USD	06/18/18	(144,094)
MSCI Emerging Market	33	ICE	2,023,725 USD	06/15/18	63,855
Nasdaq 100 E-Mini	51	CME	7,266,884 USD	06/15/18	541,004
Natural Gas	1,193	NYMEX	33,493,229 USD	08/29/18	(304,461)
Natural Gas	405	NYMEX	10,887,434 USD	04/26/18	(181,216)
Natural Gas	471	NYMEX	12,996,423 USD	05/29/18	(87,957)
New Zealand Dollar Currency	176	CME	12,685,770 USD	06/18/18	(21,430)
Nickel	2	LME	162,712 USD	06/18/18	3,160
Nickel	153	LME	12,395,301 USD	04/16/18	224,457
Nickel	154	LME	12,556,379 USD	05/14/18	290,279
OMXS30 Index	141	Nasdaq OMX	21,296,574 SEK	04/20/18	(22,974)
Palladium	152	NYMEX	14,882,439 USD	09/26/18	614,959
S&P 500	94	CME	65,285,128 USD	06/14/18	3,174,628
S&P 500 E-Mini	487	CME	66,375,177 USD	06/15/18	2,018,127
S&P/TSX 60 Index	575	CDE	105,438,872 CAD	06/14/18	969,358
Silver	233	COMEX	19,211,918 USD	05/29/18	259,698
Soybean	167	CBOT	8,703,991 USD	07/13/18	(109,434)
Soybean Oil	248	CBOT	4,740,082 USD	05/14/18	(2,174)
SPI 200	22	SFE	3,184,456 AUD	06/21/18	22,778
STOXX Europe 600 Banks	114	Eurex	2,076,105 EUR	06/15/18	(1,200)
Sugar 11	739	ICE	11,119,625 USD	04/30/18	897,777
Sugar 11	422	ICE	6,055,902 USD	06/29/18	166,808
Swedish Krona Currency	174	CME	42,733,683 USD	06/18/18	862,323
Swiss Franc Currency	3,234	CME	431,054,376 USD	06/18/18	5,972,419
U.S. Treasury 10-Year Note	950	CBOT	114,078,066 USD	06/20/18	(1,005,528)
U.S. Treasury 2-Year Note	469	CBOT	99,687,334 USD	06/29/18	(26,463)
U.S. Treasury 5-Year Note	1,319	CBOT	150,467,663 USD	06/29/18	(506,314)
U.S. Treasury Long Bond	165	CBOT	23,635,910 USD	06/20/18	(557,215)
Ultra 10-Year U.S. Treasury Note	94	CBOT	12,049,125 USD	06/20/18	(157,656)
Ultra U.S. Treasury Bond	50	CBOT	7,780,211 USD	06/20/18	(243,227)
Wheat	86	CBOT	1,944,172 USD	05/14/18	4,872
Wheat	88	CBOT	2,061,906 USD	07/13/18	506
White Sugar	83	ICE	1,479,511 USD	04/13/18	22,031
WTI Crude	62	NYMEX	3,812,707 USD	04/20/18	(213,573)
Zinc	172	LME	13,941,374 USD	06/18/18	(149,726)
Zinc	180	LME	15,315,711 USD	05/14/18	564,711
Zinc	153	LME	13,214,156 USD	04/16/18	664,331

					$24,393,845

Total Futures Contracts Outstanding					$30,564,458

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Forward Foreign Currency Exchange Contracts Outstanding at March 31, 2018

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	921,000	USD	718,117	Merrill Lynch International	06/20/18	$(10,631)
AUD	259,091	USD	202,314	Morgan Stanley & Co. LLC	06/20/18	(3,282)
BRL	40,497,258	USD	12,325,618	Merrill Lynch International	04/03/18	(59,112)
BRL	16,922,747	USD	5,053,699	Merrill Lynch International	05/03/18	60,225
BRL	47,904,495	USD	14,759,827	Morgan Stanley & Co. International PLC	04/03/18	(249,689)
CAD	1,901,388	USD	1,475,769	Merrill Lynch International	06/20/18	2,277
CHF	10,510,074	USD	11,094,266	Morgan Stanley & Co. LLC	06/20/18	(28,930)
CHF	4,272,732	USD	4,478,285	State Street Bank and Trust Company	04/03/18	(8,900)
CHF	2,121,412	USD	2,218,191	State Street Bank and Trust Company	04/04/18	859
CLP	4,027,251,580	USD	6,641,319	Merrill Lynch International	06/20/18	26,826
COP	1,427,920,000	USD	505,458	Morgan Stanley & Co. International plc	04/02/18	5,597
COP	1,427,920,000	USD	513,633	JPMorgan Chase Bank, N.A.	04/02/18	(2,577)
CZK	468,200,630	EUR	18,409,969	Morgan Stanley & Co. International PLC	06/20/18	(209)
CZK	167,120,056	USD	8,174,733	Merrill Lynch International	06/20/18	(43,355)
EUR	13,670,618	GBP	12,000,000	State Street Bank and Trust Company	04/26/18	(4,158)
EUR	8,112,500	RON	38,046,001	Morgan Stanley & Co. International PLC	06/20/18	(20,976)
EUR	2,414,000	USD	3,012,459	Merrill Lynch International	06/20/18	(25,318)
EUR	1,568,315	USD	1,945,317	Morgan Stanley & Co. LLC	06/20/18	(4,615)
EUR	1,455,632	USD	1,823,086	Bank Of America, N.a.	06/20/18	(21,852)
EUR	10,831,829	USD	13,360,000	UBS AG	04/24/18	(13,061)
GBP	10,000	USD	13,910	Deutsche Bank AG	04/09/18	123
GBP	1,142,000	USD	1,597,881	Merrill Lynch International	06/20/18	9,447
GBP	4,831,759	USD	6,799,042	Morgan Stanley & Co. LLC	06/20/18	1,626
GBP	10,000	USD	14,066	Deutsche Bank AG	04/23/18	(25)
HKD	1,487,082	USD	190,000	Merrill Lynch International	06/20/18	(37)
HUF	1,478,572,320	USD	5,880,917	Merrill Lynch International	06/20/18	(25,771)
ILS	27,386,734	USD	7,971,720	Merrill Lynch International	06/20/18	(125,861)
INR	1,811,216,468	USD	27,505,958	Merrill Lynch International	06/20/18	15,303
INR	769,260,000	USD	11,706,894	State Street Bank and Trust Company	06/18/18	(15,512)
INR	204,246,600	USD	3,100,000	Morgan Stanley & Co. International plc	06/06/18	7,780
KRW	19,858,803,344	USD	18,560,397	Merrill Lynch International	06/20/18	136,916
KRW	3,274,401,790	USD	3,073,932	Morgan Stanley & Co. International plc	04/04/18	(1,849)
MXN	122,668,809	USD	6,496,965	Barclays Bank plc	06/20/18	170,090
MXN	439,000,000	USD	23,406,393	Deutsche Bank AG	06/15/18	468,914
NOK	148,000,000	EUR	15,402,617	Morgan Stanley & Co. International plc	04/30/18	(91,806)
NOK	57,298,319	USD	7,352,150	Merrill Lynch International	06/20/18	(24,313)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	63,000,000	USD	8,133,230	State Street Bank and Trust Company	06/18/18	$(76,807)
PEN	36,012,842	USD	11,110,809	Barclays Bank plc	04/20/18	46,645
PLN	27,830,758	USD	8,189,442	Merrill Lynch International	06/20/18	(46,733)
RON	38,046,001	EUR	8,112,327	Morgan Stanley & Co. International PLC	06/20/18	21,190
RUB	446,247,965	USD	7,764,893	Merrill Lynch International	06/20/18	(41,273)
SEK	45,991,736	USD	5,604,973	Merrill Lynch International	06/20/18	(65,125)
SEK	41,000,000	USD	4,990,601	JPMorgan Chase Bank, N.A.	04/24/18	(73,280)
SGD	18,009,829	USD	13,719,629	Merrill Lynch International	06/20/18	44,198
THB	115,000,000	USD	3,689,800	State Street Bank and Trust Company	06/18/18	(2,487)
TRY	9,468,212	USD	2,404,386	Merrill Lynch International	06/20/18	(59,151)
TRY	7,700,000	USD	1,926,394	UBS AG	04/24/18	12,416
TRY	22,342,859	USD	5,484,002	Barclays Bank plc	06/20/18	50,227
TWD	373,695,591	USD	12,888,882	Merrill Lynch International	06/20/18	(222)
ZAR	79,130,777	USD	6,572,501	Merrill Lynch International	06/20/18	42,871
ZAR	193,265,510	USD	16,325,469	Bank Of America, N.a.	06/20/18	(168,378)
USD	129,186	AUD	164,000	Merrill Lynch International	06/20/18	3,206
USD	317,841	AUD	414,464	Morgan Stanley & Co. LLC	06/20/18	(547)
USD	19,293,653	AUD	25,000,000	Morgan Stanley & Co. International plc	05/23/18	91,240
USD	12,173,623	BRL	40,497,258	Merrill Lynch International	04/03/18	(92,885)
USD	14,714,251	BRL	48,064,671	Morgan Stanley & Co. International PLC	04/03/18	155,595
USD	2,485,358	BRL	8,190,000	Morgan Stanley & Co. International plc	04/23/18	8,658
USD	128,642	BRL	428,396	Merrill Lynch International	05/03/18	(816)
USD	2,507,899	BRL	8,202,336	Deutsche Bank AG	05/07/18	30,241
USD	1,550,291	CAD	2,000,000	State Street Bank and Trust Company	06/08/18	(3,971)
USD	427,000	CAD	547,096	Merrill Lynch International	06/20/18	1,715
USD	271,343	CAD	350,000	UBS AG	04/24/18	(440)
USD	38,293,328	CHF	36,155,195	Morgan Stanley & Co. LLC	06/20/18	228,003
USD	7,493,323	CHF	7,100,000	JPMorgan Chase Bank, N.A.	04/25/18	53,847
USD	28,597,454	CHF	27,000,000	Deutsche Bank AG	04/25/18	306,488
USD	229,493	CLP	139,050,023	Merrill Lynch International	06/20/18	(740)
USD	1,000,000	CLP	609,600,000	Deutsche Bank AG	06/21/18	(9,214)
USD	1,800,000	CLP	1,094,040,000	Morgan Stanley & Co. International plc	04/26/18	(11,851)
USD	700,000	CLP	420,630,000	Morgan Stanley & Co. International plc	04/30/18	3,374
USD	1,000,000	CLP	603,450,000	Deutsche Bank AG	05/14/18	656
USD	8,435,042	CNH	53,655,302	Morgan Stanley & Co. International PLC	06/20/18	(90,421)
USD	1,663,201	COP	4,759,700,000	Deutsche Bank AG	05/11/18	(39,033)
USD	513,633	COP	1,427,920,000	Morgan Stanley & Co. International plc	04/02/18	2,577
USD	1,514,709	COP	4,316,048,000	Morgan Stanley & Co. International plc	04/09/18	(29,847)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	500,000	COP	1,427,920,000	JPMorgan Chase Bank, N.A.	04/02/18	$(11,056)
USD	333,983	CZK	6,847,910	Merrill Lynch International	06/20/18	792
USD	1,272,696	EUR	1,027,000	Merrill Lynch International	06/20/18	1,862
USD	53,956,395	EUR	43,565,571	State Street Bank and Trust Company	06/18/18	56,230
USD	21,246,672	EUR	17,131,401	Deutsche Bank AG	06/20/18	47,869
USD	1,805,652	EUR	1,455,632	Bank Of America, N.a.	06/20/18	4,418
USD	63,574,179	EUR	51,393,000	State Street Bank and Trust Company	04/30/18	302,474
USD	790,049	EUR	636,510	Morgan Stanley & Co. LLC	06/20/18	2,404
USD	16,000,000	EUR	12,866,908	Deutsche Bank AG	04/24/18	145,444
USD	170,877,060	EUR	138,174,251	Morgan Stanley & Co. International plc	04/24/18	619,264
USD	1,204,012	EUR	967,000	State Street Bank and Trust Company	06/27/18	6,711
USD	32,040,475	GBP	22,965,942	State Street Bank and Trust Company	06/18/18	(280,318)
USD	4,081,648	GBP	2,886,253	Morgan Stanley & Co. LLC	06/20/18	19,266
USD	279,080	GBP	197,000	Merrill Lynch International	06/20/18	1,809
USD	785,369	HKD	6,141,169	Merrill Lynch International	06/20/18	884
USD	4,656,160	HKD	36,400,000	State Street Bank and Trust Company	06/19/18	6,496
USD	13,012,964	HKD	102,000,000	UBS AG	04/24/18	6,818
USD	42,585	HUF	10,722,691	Merrill Lynch International	06/20/18	123
USD	2,347,311	IDR	32,317,774,000	Deutsche Bank AG	04/16/18	2,344
USD	422,209	ILS	1,462,771	Merrill Lynch International	06/20/18	3,149
USD	1,499,432	INR	99,000,000	Morgan Stanley & Co. International plc	06/06/18	(6,935)
USD	3,501,827	INR	230,000,000	Deutsche Bank AG	05/14/18	(7,260)
USD	5,786,534	INR	378,902,226	Barclays Bank plc	04/13/18	(34,088)
USD	690,405	INR	45,411,457	Merrill Lynch International	06/20/18	382
USD	793,300	JPY	84,114,293	Merrill Lynch International	06/20/18	(1,321)
USD	381,052	JPY	40,318,811	Morgan Stanley & Co. International PLC	06/20/18	163
USD	26,651,031	JPY	3,000,000,000	State Street Bank and Trust Company	04/05/18	(1,546,797)
USD	4,299,528	JPY	450,000,000	Morgan Stanley & Co. International plc	04/26/18	64,915
USD	3,024,460	KRW	3,274,401,790	Morgan Stanley & Co. International plc	04/04/18	(47,623)
USD	4,435,472	KRW	4,752,297,454	Barclays Bank plc	04/12/18	(39,604)
USD	1,204,080	KRW	1,290,352,674	Morgan Stanley & Co. International PLC	04/12/18	(11,001)
USD	4,001,481	KRW	4,278,910,282	Merrill Lynch International	06/20/18	(27,168)
USD	188,129	KRW	200,000,000	State Street Bank and Trust Company	06/18/18	(161)
USD	2,256,755	KRW	2,399,100,000	Morgan Stanley & Co. International plc	04/16/18	4,907
USD	1,950,054	KRW	2,075,401,790	Morgan Stanley & Co. International plc	06/04/18	(1,245)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,001,914	KRW	3,253,024,460	Morgan Stanley & Co. International plc	04/20/18	$(51,846)
USD	16,056,024	MXN	303,908,423	State Street Bank and Trust Company	06/18/18	(466,559)
USD	6,418,586	MXN	122,668,809	Barclays Bank plc	06/20/18	(248,469)
USD	127,747	MYR	500,000	State Street Bank and Trust Company	06/18/18	(1,237)
USD	2,913,340	NZD	4,000,000	UBS AG	04/24/18	22,658
USD	9,408,347	NZD	13,000,000	Morgan Stanley & Co. International plc	05/18/18	14,653
USD	825,133	PEN	2,700,000	Deutsche Bank AG	06/06/18	(10,076)
USD	11,005,529	PEN	36,012,842	Barclays Bank plc	04/20/18	(151,925)
USD	3,604,571	PHP	189,614,086	Merrill Lynch International	06/20/18	(16,103)
USD	223,983	PLN	763,627	Merrill Lynch International	06/20/18	561
USD	281,887	RUB	16,284,487	Merrill Lynch International	06/20/18	36
USD	11,109,715	RUB	645,651,568	Barclays Bank plc	06/20/18	(61,153)
USD	22,077,026	RUB	1,286,649,088	Morgan Stanley & Co. International PLC	06/20/18	(184,189)
USD	1,000,000	RUB	57,709,300	Deutsche Bank AG	04/23/18	(5,106)
USD	291,210	SEK	2,389,322	Merrill Lynch International	06/20/18	3,409
USD	35,466,091	SEK	290,733,281	State Street Bank and Trust Company	06/18/18	452,191
USD	1,189,846	SGD	1,561,115	Merrill Lynch International	06/20/18	(3,220)
USD	2,294,732	SGD	3,010,000	State Street Bank and Trust Company	06/18/18	(5,489)
USD	4,334,917	SGD	5,700,000	Morgan Stanley & Co. International plc	04/24/18	(14,494)
USD	936,904	TRY	3,804,854	Merrill Lynch International	06/20/18	(5,540)
USD	1,072,587	TWD	31,004,842	Merrill Lynch International	06/20/18	3,239
USD	6,147,002	TWD	177,700,000	Morgan Stanley & Co. International plc	05/23/18	31,423
USD	1,000,000	TWD	29,122,821	UBS AG	04/23/18	(193)
USD	1,000,000	TWD	29,050,000	Morgan Stanley & Co. International plc	05/02/18	1,731
USD	3,500,000	TWD	101,797,500	Deutsche Bank AG	06/04/18	(6,389)
USD	31,124	ZAR	372,905	Merrill Lynch International	06/20/18	(52)
USD	34,397,732	ZAR	419,125,771	Bank Of America, N.a.	06/20/18	(641,387)
USD	2,188,842	ZAR	26,000,000	Morgan Stanley & Co. International plc	05/14/18	4,898

Total Forward Foreign Currency Exchange Contracts Outstanding						$(1,640,411)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection) — Outstanding at March 31, 2018

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Repubic of Turkey	(1.00)%	3M	12/20/22	Credit Suisse Securities (USA) LLC	2,816,000	USD	$93,387	$87,706	$5,681
Republic of Korea	(1.00)%	3M	12/20/21	Credit Suisse Securities (USA) LLC	8,195,477	USD	(174,703)	(237,533)	62,830
Republic of Korea	(1.00)%	3M	12/20/22	Credit Suisse Securities (USA) LLC	5,584,690	USD	(127,672)	(132,544)	4,872
Republic of South Africa	(1.00)%	3M	06/20/22	Credit Suisse Securities (USA) LLC	6,191,000	USD	44,575	321,382	(276,807)
Republic of South Africa	(1.00)%	3M	12/20/21	Credit Suisse Securities (USA) LLC	11,030,000	USD	10,125	519,200	(509,075)
Republic of South Africa	(1.00)%	3M	12/20/22	Credit Suisse Securities (USA) LLC	5,580,000	USD	84,158	157,663	(73,505)
Republic of Turkey	(1.00)%	3M	12/20/21	Credit Suisse Securities (USA) LLC	1,713,000	USD	27,492	104,759	(77,267)
Republic of Turkey	(1.00)%	3M	06/20/22	Credit Suisse Securities (USA) LLC	1,521,000	USD	36,268	81,500	(45,232)
Republic of Turkey	(1.00)%	3M	09/20/20	Credit Suisse Securities (USA) LLC	4,178,000	USD	11,895	333,473	(321,578)
Republic of Turkey	(1.00)%	3M	12/20/20	Credit Suisse Securities (USA) LLC	7,217,000	USD	34,360	508,322	(473,962)
Republic of Turkey	(1.00)%	3M	06/20/21	Credit Suisse Securities (USA) LLC	4,143,000	USD	38,957	271,474	(232,517)
United Mexican States	(1.00)%	3M	12/20/21	Credit Suisse Securities (USA) LLC	7,595,000	USD	(73,444)	215,046	(288,490)
United Mexican States	(1.00)%	3M	12/20/22	Credit Suisse Securities (USA) LLC	25,000	USD	(243)	180	(423)

Total Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection)							$5,155	$2,230,628	$(2,225,473)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Centrally Cleared Credit Default Swaps on Single-Name Issuer (Sell Protection) — Outstanding at March 31, 2018

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Russian Federation	1.00%	3M	12/20/21	Credit Suisse Securities (USA) LLC	BBB-	1,814,000	USD	$6,893	$(67,363)	$74,256
Russian Federation	1.00%	3M	09/20/20	Credit Suisse Securities (USA) LLC	BBB-	6,551,141	USD	54,794	(750,762)	805,556
Russian Federation	1.00%	3M	06/20/21	Credit Suisse Securities (USA) LLC	BBB-	6,915,000	USD	45,107	(506,582)	551,689

Total Centrally Cleared Credit Default Swaps on Single-Name Issuer (Sell Protection)								$106,794	$(1,324,707)	$1,431,501

Centrally Cleared Credit Default Swaps on Index (Sell Protection) — Outstanding at March 31, 2018

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.25	1.00%	3M	06/20/21	Merrill Lynch, Pierce, Fenner & Smith Incorporated	NR	78,850,000	USD	$682,999	$(4,922,898)	$5,605,897
CDX.EM.26	1.00%	3M	12/20/21	Merrill Lynch, Pierce, Fenner & Smith Incorporated	NR	17,460,000	USD	56,396	(1,052,838)	1,109,234
CDX.EM.27	1.00%	3M	06/20/22	Merrill Lynch, Pierce, Fenner & Smith Incorporated	NR	99,910,000	USD	(62,044)	(4,405,663)	4,343,619
CDX.EM.29	1.00%	3M	06/20/23	Merrill Lynch, Pierce, Fenner & Smith Incorporated	NR	160,000,000	USD	(2,831,520)	(3,352,750)	521,230
CDX.NA.HY.25	5.00%	3M	12/22/20	Merrill Lynch, Pierce, Fenner & Smith Incorporated	NR	27,887,500	USD	1,562,899	255,018	1,307,881
CDX.NA.HY.26	5.00%	3M	06/20/21	Merrill Lynch, Pierce, Fenner & Smith Incorporated	NR	47,040,000	USD	3,267,351	1,275,352	1,991,999
CDX.NA.HY.27	5.00%	3M	12/20/21	Merrill Lynch, Pierce, Fenner & Smith Incorporated	NR	51,940,000	USD	3,658,705	3,464,663	194,042
CDX.NA.HY.28	5.00%	3M	06/20/22	Merrill Lynch, Pierce, Fenner & Smith Incorporated	NR	101,970,000	USD	7,335,314	7,618,522	(283,208)

Total Centrally Cleared Credit Default Swaps on Index (Sell Protection)								$13,670,100	$(1,120,594)	$14,790,694

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

OTC Credit Default Swaps on Single-Name Issuer (Buy Protection) — Outstanding at March 31, 2018

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of South Africa	(1.00)%	3M	06/20/22	Morgan Stanley Capital Services LLC	300,000	USD	$(2,147)	$17,362	$(19,509)
Republic of South Africa	(1.00)%	3M	06/20/22	Morgan Stanley Capital Services LLC	9,000,000	USD	(64,419)	520,876	(585,295)

Total OTC Credit Default Swaps on Single-Name Issuer (Buy Protection)							$(66,566)	$538,238	$(604,804)

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at March 31, 2018

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AAA.6	(0.50)%	1M	05/11/63	J.P. Morgan Securities LLC	73,126,285	USD	$(543,604)	$1,343,876	$(1,887,480)
CMBX.NA.AAA.8	(0.50)%	1M	10/17/57	Deutsche Bank AG	948,891	USD	(3,645)	48,904	(52,549)
CMBX.NA.AAA.8	(0.50)%	1M	10/17/57	J.P. Morgan Securities LLC	59,801,014	USD	(229,726)	2,371,495	(2,601,221)
CMBX.NA.AAA6	(0.50)%	1M	05/11/63	Citigroup Global Markets Inc.	45,247,221	USD	(336,358)	(340,596)	4,238

Total OTC Credit Default Swaps on Index (Buy Protection)							$(1,113,333)	$3,423,679	$(4,537,012)

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at March 31, 2018

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.A.8	2.00%	1M	10/17/57	Credit Suisse International	A	6,248,000	USD	$(287,799)	$(844,810)	$557,011
CMBX.NA.A.8	2.00%	1M	10/17/57	Morgan Stanley Capital Services LLC	A	2,800,000	USD	(128,975)	(188,750)	59,775
CMBX.NA.A.9	2.00%	1M	09/17/58	Credit Suisse International	A	8,000,000	USD	(341,968)	(428,804)	86,836
CMBX.NA.A.9	2.00%	1M	09/17/58	Morgan Stanley Capital Services LLC	A	5,000,000	USD	(213,730)	(417,706)	203,976
CMBX.NA.A.9	2.00%	1M	09/17/58	Credit Suisse International	A	6,000,000	USD	(256,476)	(184,803)	(71,673)
CMBX.NA.A.9	2.00%	1M	09/17/58	Credit Suisse International	A	2,375,000	USD	(101,522)	(72,637)	(28,885)
CMBX.NA.A.9	2.00%	1M	09/17/58	Credit Suisse International	A	2,375,000	USD	(101,521)	(78,172)	(23,349)
CMBX.NA.AA.7	1.50%	1M	01/17/47	Morgan Stanley Capital Services LLC	AA	13,000,000	USD	(42,986)	(344,782)	301,796
CMBX.NA.AA.9	1.50%	1M	09/17/58	Morgan Stanley Capital Services LLC	AA	2,375,000	USD	(34,616)	2,275	(36,891)
CMBX.NA.AA.9	1.50%	1M	09/17/58	Morgan Stanley Capital Services LLC	AA	2,375,000	USD	(34,616)	(5,099)	(29,517)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AA.9	1.50%	1M	09/17/58	Credit Suisse International	AA	5,700,000	USD	$(83,077)	$(41,868)	$(41,209)
CMBX.NA.AAA.10	0.50%	1M	11/17/59	Credit Suisse International	AAA	11,000,000	USD	(46,586)	(312,871)	266,285
CMBX.NA.AAA.10	0.50%	1M	11/17/59	Credit Suisse International	AAA	6,000,000	USD	(25,411)	(171,018)	145,607
CMBX.NA.AAA.8	0.50%	1M	10/17/57	Credit Suisse International	AAA	13,700,000	USD	52,629	(738,194)	790,823
CMBX.NA.AAA.9	0.50%	1M	09/17/58	Morgan Stanley Capital Services LLC	AAA	10,500,000	USD	(5,108)	(699,173)	694,065
CMBX.NA.AJ.4	0.96%	1M	02/17/51	Morgan Stanley Capital Services LLC	A	8,912,706	USD	(1,536,049)	(2,108,587)	572,538
CMBX.NA.AJ.4	0.96%	1M	02/17/51	Merrill Lynch Capital Services, Inc.	A	12,557,910	USD	(2,164,277)	(1,726,331)	(437,946)
CMBX.NA.AJ.4	0.96%	1M	02/17/51	Goldman Sachs International	A	8,541,381	USD	(1,472,054)	(1,173,814)	(298,240)
CMBX.NA.AJ.4	0.96%	1M	02/17/51	Credit Suisse International	A	554,618	USD	(95,585)	(108,814)	13,229
CMBX.NA.AJ.4	0.96%	1M	02/17/51	J.P. Morgan Securities LLC	A	5,377,060	USD	(926,703)	(749,784)	(176,919)
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Credit Suisse International	BBB-	18,347,000	USD	(2,038,959)	(1,871,521)	(167,438)
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Morgan Stanley Capital Services LLC	BBB-	17,362,000	USD	(1,929,493)	(1,718,964)	(210,529)
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	J.P. Morgan Securities LLC	BBB-	17,920,000	USD	(1,991,506)	(1,609,059)	(382,447)
CMBX.NA.BBB-.7	3.00%	1M	01/17/47	Morgan Stanley Capital Services LLC	BBB-	3,500,000	USD	(408,326)	(319,626)	(88,700)
CMBX.NA.BBB-.7	3.00%	1M	01/17/47	Credit Suisse International	BBB-	4,500,000	USD	(524,991)	(399,957)	(125,034)
CMBX.NA.BBB-.7	3.00%	1M	01/17/47	Credit Suisse International	BBB-	1,400,000	USD	(163,330)	(107,164)	(56,166)
CMBX.NA.BBB-.7	3.00%	1M	01/17/47	Credit Suisse International	BBB-	1,400,000	USD	(163,330)	(108,099)	(55,231)
CMBX.NA.BBB-.7	3.00%	1M	01/17/47	Morgan Stanley Capital Services LLC	BBB-	1,400,000	USD	(163,330)	(120,207)	(43,123)
CMBX.NA.BBB-.7	3.00%	1M	01/17/47	Credit Suisse International	BBB-	1,400,000	USD	(163,330)	(140,895)	(22,435)
CMBX.NA.BBB-.7	3.00%	1M	01/17/47	Morgan Stanley Capital Services LLC	BBB-	1,400,000	USD	(163,330)	(159,400)	(3,930)
CMBX.NA.BBB-.7	3.00%	1M	01/17/47	Credit Suisse International	BBB-	7,500,000	USD	(874,984)	(798,729)	(76,255)
CMBX.NA.BBB-.7	3.00%	1M	01/17/47	Credit Suisse International	BBB-	3,750,000	USD	(437,492)	(344,505)	(92,987)
CMBX.NA.BBB-.7	3.00%	1M	01/17/47	Credit Suisse International	BBB-	2,250,000	USD	(262,495)	(205,523)	(56,972)
CMBX.NA.BBB-.7	3.00%	1M	01/17/47	Morgan Stanley Capital Services LLC	BBB-	2,875,000	USD	(335,411)	(287,192)	(48,219)
CMBX.NA.BBB-.7	3.00%	1M	01/17/47	Morgan Stanley Capital Services LLC	BBB-	1,900,000	USD	(221,663)	(193,346)	(28,317)
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	Credit Suisse International	BBB-	13,006,000	USD	(1,985,041)	(1,532,753)	(452,288)
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	Morgan Stanley Capital Services LLC	BBB-	1,733,000	USD	(264,499)	(264,648)	149

Total OTC Credit Default Swaps on Index (Sell Protection)								$(19,937,940)	$(20,575,330)	$637,390

(1)	Using the higher of S&P’s or Moody’s ratings. NR represents a security that is not rated.
(2)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

OTC Total Return Swaps Outstanding at March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
1-800-Flowers.com, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	66,242 USD	$(5,649)
8X8, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	206,329 USD	(7,464)
A10 Networks, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	153,920 USD	(16,102)
AAC Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	447,332 USD	(42,972)
AAK AB	04/19/18	M	0.09%	Credit Suisse Securities (Europe) Limited	716,325 SEK	(878)
Aalberts Industries N.V.	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	108,775 EUR	(6,868)
AAR Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	50,335 USD	612
Aaron's, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	221,057 USD	(3,621)
Abaxis, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	376,885 USD	(17,358)
Abbott Laboratories	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	359,460 USD	(7,970)
AbbVie, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	414,161 USD	(61,589)
Abcam PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	191,418 GBP	(6,109)
Abercrombie & Fitch Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	424,771 USD	41,610
Abertis Infraestructuras SA	04/20/18	M	0.04%	Credit Suisse Securities (Europe) Limited	2,791,812 EUR	(66,559)
Abertis Infraestructuras SA	03/14/19	M	0.07%	JPMorgan Chase Bank, N.A.	118,949 EUR	(2,836)
ABIOMED, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	696,043 USD	(3,487)
ABLYNX NV	07/30/18	M	0.06%	Deutsche Bank AG	6,156,355 EUR	65,781
Acadia Healthcare Co., Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	495,129 USD	(22,932)
Accenture PLC	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	562,517 USD	(32,328)
Aceto Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	438,715 USD	6,546
ACI Worldwide, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	72,774 USD	(6,737)
Acorda Therapeutics, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	58,154 USD	48
Acushnet Holdings Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	369,397 USD	(10,416)
Acxiom Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	177,458 USD	(52,417)
Addus Homecare Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	276,474 USD	31,188
Adidas AG	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	749,033 EUR	17,430
ADP	04/25/19	M	0.07%	JPMorgan Chase Bank, N.A.	3,640,000 EUR	(123,045)
ADP LLC	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	2,931,502 EUR	(155,319)
Adtran, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	463,523 USD	(21,328)
Advanced Disposal Services, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	126,517 USD	(1,014)
Advanced Energy Industries	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	106,096 USD	(1,939)
AECOM	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	196,825 USD	(4,244)
Aegion Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	199,860 USD	4,566
AES Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	188,368 USD	11,982
Aetna, Inc.	08/06/18	M	2.03%	Deutsche Bank AG	12,042,131 USD	(615,872)
Aflac, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	173,227 USD	719

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
AG Mortgage Investment Trust	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	283,009 USD	$(1,459)
AGCO Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	137,261 USD	(5,291)
Agilent Technologies, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	434,288 USD	(17,903)
Agilysys, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	83,350 USD	424
AGNC Investment Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	92,313 USD	887
Agree Realty Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	63,398 USD	159
Agrofresh Solutions, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	312,365 USD	(674)
Air Lease Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	369,725 USD	(9,075)
Aircastle Ltd.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	812,385 USD	(10,498)
Aixtron SE	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	238,953 EUR	(49,843)
Aker ASA	04/19/18	M	1.33%	Credit Suisse Securities (Europe) Limited	654,313 NOK	(359)
Akorn, Inc.	08/06/18	M	2.03%	Deutsche Bank AG	3,403,552 USD	(1,220,338)
Akzo Nobel	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	2,773,546 EUR	(117,381)
Akzo Nobel	05/09/18	M	0.07%	JPMorgan Chase Bank, N.A.	8,315,839 EUR	(494,862)
Alamo Group, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	442,889 USD	(18,016)
Albany International Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	383,184 USD	(23,788)
ALD SA	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	257,406 EUR	(20,622)
Alexander's, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	202,242 USD	3,622
Alico, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	31,158 USD	231
Align Technology, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	85,230 USD	656
Alkermes PLC	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	84,455 USD	(3,717)
Allegiant Travel Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	207,387 USD	(1,708)
Allergan PLC	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	386,909 USD	9,583
Alliant Energy Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	193,303 USD	5,849
Allied Motion Technologies, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	219,742 USD	12,318
Allscripts Healthcare Solutions, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	472,056 USD	(35,360)
Almost Family, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	354,269 USD	(11,493)
Alpha & Omega Semiconductor	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	335,203 USD	(15,913)
Altice NV	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	644,882 EUR	(134,904)
Altran Technologies SA	04/19/18	M	0.00%	Credit Suisse Securities (Europe) Limited	35,123 EUR	(4,500)
Amadeus IT	04/20/18	M	0.04%	Credit Suisse Securities (Europe) Limited	254,267 EUR	(10,864)
AMAG Pharmaceuticals, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	483,188 USD	12,179
Amber Road, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	65,788 USD	(3,960)
Ambu A/S	04/19/18	M	0.09%	Credit Suisse Securities (Europe) Limited	2,093,676 DKK	19,800
Amdocs Ltd.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	733,632 USD	(12,856)
Amedisys, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	30,024 USD	(216)
AMERCO	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	80,696 USD	58
Ameresco, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	95,120 USD	11,480
America's Car Mart, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	355,911 USD	5,008

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
American Airlines Group, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	53,595 USD	$(1,583)
American Assets Trust, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	31,555 USD	519
American Eagle Outfitters	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	436,563 USD	7,577
American Equity Investment Life Holding Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	9,719 USD	(734)
American Financial Group, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	47,772 USD	(79)
American Homes 4 Rent	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	38,553 USD	904
American National Insurance	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	181,990 USD	5,614
American Railcar Industries	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	466,634 USD	(5,780)
American Renal Associates Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	308,568 USD	(51,850)
American Software, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	187,144 USD	3,371
American Vanguard Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	151,516 USD	(18,156)
AmerisourceBergen Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	384,188 USD	(12,105)
Ametek, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	61,983 USD	312
AMG Advanced Metallurgical Grouyp N.V.	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	219,617 EUR	(9,502)
Amgen, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	248,894 USD	(14,484)
Amkor Technology, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	474,851 USD	(47,274)
AMN Healthcare Services, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	637,971 USD	(24,106)
Ampco Pittsburgh Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	105,463 USD	(15,591)
Amphastar Pharmaceuticals, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	416,382 USD	(21,882)
Amphenol Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	1,250,146 USD	(41,829)
Amplifon SpA	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	74,028 EUR	1,866
AMS AG	04/19/18	M	0.34%	Credit Suisse Securities (Europe) Limited	176,083 CHF	(27,712)
Amundi SA	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	117,086 EUR	(1,136)
Analog Devices, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	112,178 USD	(361)
Analogic Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	686,563 USD	17,247
Andeavor	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	123,288 USD	1,910
Andersons, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	413,341 USD	(25,211)
AngioDynamics, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	667,306 USD	18,933
ANI Pharmaceuticals, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	9,160 USD	39

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Anika Therapeutics, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	631,205 USD	$(25,466)
Anixter International, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	380,685 USD	(6,632)
Annaly Capital Managerment, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	62,059 USD	(355)
Ansys, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	170,276 USD	(8,416)
Antero Resources Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	417,025 USD	(8,036)
Anthem, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	162,610 USD	(7,282)
Anworth Mortgage Asset Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	2,688 USD	(33)
AON PLC	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	65,903 USD	52
Apartment Investment & Management Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	36,832 USD	1,066
Apollo Commercial Real Estate Finance, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	335,368 USD	(8,366)
AppFolio, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	341,002 USD	(1,661)
Apple Hospitality REIT, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	225,721 USD	2,074
Applied Industrial Technologies, Inc	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	226,369 USD	(306)
Approach Resources, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	24,542 USD	(94)
Apptio, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	31,109 USD	(2,118)
AptarGroup, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	584,378 USD	(2,639)
AquaVenture Holdings Ltd.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	54,151 USD	(2,732)
Aratana Therapeutics, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	117,567 USD	11,086
ARC Document Solutions, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	87,911 USD	(5,611)
Arch Capital Group Ltd.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	73,376 USD	1,173
Archer Daniels Midland Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	445,495 USD	2,431
Archrock, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	744,014 USD	(40,217)
Ardagh Group SA	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	253,679 USD	(7,384)
Ardmore Shipping Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	243,105 USD	(7,695)
Ares Commercial Real Estate Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	101,692 USD	(2,176)
Argo Group	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	14,535 USD	(13)
Arhtur J. Gallagher & Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	79,658 USD	206
Armor Residential REIT, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	109,886 USD	3,860
Armstrong Flooring, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	370,010 USD	(10,079)
Aroundtown SA	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	253,569 EUR	3,496

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Arris International PLC	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	258,729 USD	$(4,480)
Arrow Electronics, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	1,048,986 USD	(28,394)
Artesian Resources Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	125,652 USD	(344)
Artisan Partners Asset Management, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	58,088 USD	87
Ascential PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	74,673 GBP	142
Ashland Global Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	378,577 USD	(12,738)
Ashmore Group PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	191,159 GBP	(3,858)
Ashtead Group PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	61,052 GBP	(2,722)
ASML Holding NV	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	126,642 EUR	(11,581)
Asos PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	178,882 GBP	(23,938)
Aspen Technology, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	717,784 USD	(18,266)
ASR Nederland NV	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	208,176 EUR	(1,361)
ASTM SpA	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	97,266 EUR	596
Astrazeneca PLC	06/25/18	M	0.55%	Morgan Stanley Capital Services LLC	6,269,546 GBP	(51,343)
athenahealth, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	73,878 USD	211
Atlas Air Worldwide Holdings	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	457,408 USD	(15,821)
Atmos Energy Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	740,614 USD	18,051
ATN Internatinal, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	13,711 USD	299
Atos SE	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	2,007,297 EUR	2,259
Atos SE	03/21/19	M	0.07%	JPMorgan Chase Bank, N.A.	16,745,534 EUR	(404,487)
Atricure, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	533,503 USD	5,516
Aurubis AG	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	146,611 EUR	(186)
Austria Technologie & Systemtechnik AG	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	182,055 EUR	(9,806)
AV Homes, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	259,038 USD	14,760
AVANGRID, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	973,540 USD	23,402
Avery Dennison Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	318,807 USD	(16,101)
Aveva Group PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	252,539 GBP	(10,028)
Avid Technology, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	253,787 USD	(29,407)
Avista Corp.	08/06/18	M	2.03%	Deutsche Bank AG	8,065,259 USD	(137,652)
Aviva PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	3,943,761 GBP	(240,592)
Avnet, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	1,303,847 USD	(57,812)
AVX Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	671,417 USD	(36,757)
AXA SA	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	5,148,081 EUR	(105,038)
AXA SA	08/08/18	M	0.07%	JPMorgan Chase Bank, N.A.	9,155,634 EUR	(480,710)
Axel Springer SE	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	345,514 EUR	1,917
Axogen, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	239,072 USD	(3,866)
AXT, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	6,360 USD	(596)
B&G Foods, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	30,663 USD	(4,285)
B&M European Value Retail	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	171,634 GBP	(17,510)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Badger Meter, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	451,438 USD	$(12,566)
Baker Hughes	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	204,324 USD	(8,823)
Bakkafrost	04/19/18	M	1.33%	Credit Suisse Securities (Europe) Limited	587,676 NOK	4,659
Balchem Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	36,341 USD	120
Ball Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	240,792 USD	(6,265)
BancFirst Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	135,031 USD	(3,874)
Banco Bilbao Vizcaya	04/20/18	M	0.04%	Credit Suisse Securities (Europe) Limited	1,892,545 EUR	34,986
Banco Bilbao Vizcaya Argentaria	04/25/19	M	0.07%	JPMorgan Chase Bank, N.A.	1,420,367 EUR	(45,835)
Banco BPM SpA	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	1,140,918 EUR	(79,617)
Bancorp, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	92,987 USD	(1,274)
Bank of N. T. Butterfield & Son Ltd.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	170,746 USD	(2,849)
Bank of New York Mellon Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	112,558 USD	(6,922)
BankFinancial	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	106,794 USD	1,726
Bankinter SA	04/20/18	M	0.04%	Credit Suisse Securities (Europe) Limited	158,750 EUR	(7,252)
Banque Cantonale Vaudois REG	04/19/18	M	0.34%	Credit Suisse Securities (Europe) Limited	81,921 CHF	(1,600)
Barclays PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	758,060 GBP	1,518
Barclays PLC	08/08/18	M	0.81%	JPMorgan Chase Bank, N.A.	8,211,997 GBP	(31,102)
Barnes & Noble Education, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	58,872 USD	2,125
Barnes Group, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	266,394 USD	(5,873)
Barrett Business Services, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	55,262 USD	(1,473)
Barry Callebaut AG REG	04/19/18	M	0.34%	Credit Suisse Securities (Europe) Limited	298,887 CHF	(11,731)
Basett Furniture Industries, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	163,062 USD	(12,951)
BASF SE	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	10,461,298 EUR	(223,422)
BASF SE	01/04/19	M	0.07%	JPMorgan Chase Bank, N.A.	596,109 EUR	(13,617)
BAWAG Group AG	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	1,763,941 EUR	(15,469)
Baxter International, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	392,209 USD	(9,579)
Bayer AG REG	04/25/19	M	0.07%	JPMorgan Chase Bank, N.A.	4,685,000 EUR	(117,508)
Bayer AG REG	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	8,310,184 EUR	(301,867)
BB&T Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	239,665 USD	(1,009)
BBA Aviation PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	71,541 GBP	(3,442)
BE Semiconductor Industries	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	666,069 EUR	(15,849)
Beachtle AG	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	261,225 EUR	(20,078)
Beazer Homes USA, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	268,326 USD	(1,339)
Beazley PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	76,662 GBP	3,794
Bed Bath & Beyond, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	334,424 USD	(10,338)
Bel Fuse, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	107,646 USD	(5,132)
Belden, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	72,144 USD	(1,963)
Bemis Company	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	499,512 USD	(18,225)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Benchmark Electronics, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	712,980 USD	$(40,549)
Benefitfocus, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	193,416 USD	6,981
Berkeley Group Hodlings	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	92,901 GBP	(3,927)
Berkshire Hathaway, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	223,738 USD	(5,507)
Berry Global Group, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	139,580 USD	(2,884)
BGC Partners, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	17,718 USD	(247)
Biesse SpA	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	352,896 EUR	(21,024)
Big 5 Sporting Goods Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	875,711 USD	51,136
Big Lots, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	201,851 USD	(6,444)
Bio Rad Laboratories	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	405,627 USD	(21,504)
Bio Techne Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	752,996 USD	22,141
Biogen, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	125,032 USD	(992)
BioMarin Pharmaceutical, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	15,301 USD	(627)
bioMerieux	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	161,754 EUR	2,288
BioScrip, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	269,365 USD	(20,253)
BioSpecifics Technologies Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	228,714 USD	13,782
Blucora, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	75,774 USD	(154)
Blue Bird Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	346,574 USD	(2,900)
BNP Paribas SA	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	1,822,135 EUR	21,165
BNP Paribas SA	04/25/19	M	0.07%	JPMorgan Chase Bank, N.A.	12,340,000 EUR	(376,518)
BofI Holding, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	98,392 USD	(2,579)
Boise Cascade Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	6,202 USD	(334)
BOK Financial Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	599,691 USD	(2,089)
Bonanza Creek Energy, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	47,891 USD	3,095
Booz Allen Hamilton Holdings	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	577,281 USD	(5,464)
BorgWarner, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	98,199 USD	2,763
Bossard Holding AG REG	04/19/18	M	0.34%	Credit Suisse Securities (Europe) Limited	80,320 CHF	(10,825)
Boston Scientific Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	194,159 USD	(3,193)
Bottomline Technologies	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	467,815 USD	(1,924)
BPER Banca	08/22/18	M	0.07%	JPMorgan Chase Bank, N.A.	1,398,649 EUR	(26,925)
BPER Banca SpA	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	29,365 EUR	(565)
Bpost SA	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	83,891 EUR	(13,379)
Brady Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	701,377 USD	(13,880)
Bridgepoint Education, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	272,356 USD	(14,443)
Briggs & Stratton	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	318,948 USD	(12,592)
Bright Horizons Family Solutions	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	3,051 USD	40
Brightcove, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	59,033 USD	—

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Brinker International, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	37,577 USD	$798
Bristol Myers Squibb Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	271,083 USD	(8,216)
Bristow Group, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	477,886 USD	7,196
Broadridge Financial Solutions, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	640,256 USD	15,361
Brookdale Senior Living, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	514,754 USD	(37,022)
Brooks Automation, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	41,770 USD	(3,478)
Brown & Brown, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	384,467 USD	(4,826)
Bruker Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	554,426 USD	(3,299)
Bucher Industries AG REG	04/19/18	M	0.34%	Credit Suisse Securities (Europe) Limited	363,185 CHF	(13,589)
Buckle, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	340,800 USD	72,829
Build-A-Bear Workshop, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	156,430 USD	9,907
C.H. Robinson Worldwide, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	89,791 USD	1,295
CA Immobilien Anlagen AG	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	144,401 EUR	7,193
CA, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	387,915 USD	(19,456)
Cabot Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	8,049 USD	(304)
Cabot Microelectionics Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	360,001 USD	(18,106)
CACI International, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	266,679 USD	(4,844)
Cadence Design Systems, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	123,203 USD	(7,231)
CAI International, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	54,580 USD	(1,175)
CalAmp Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	135,233 USD	(6,899)
Calavo Growers, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	52,828 USD	2
Caleres, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	247,213 USD	17,152
Callaway Golf Company	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	25,043 USD	806
Cambium Learning Group, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	304,487 USD	35,758
Cambrex Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	154,019 USD	(4,179)
Canadian Real Estate Investment Trust	08/07/18	M	1.95%	Deutsche Bank AG	127,504 CAD	1,036
Cancom SE	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	398,583 EUR	16,171
Cantel Medical Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	615,298 USD	(14,909)
Capital City Bank Group, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	6,108 USD	(291)
Capital Senior Living Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	167,104 USD	(20,581)
Capitol Federal Financial, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	295,294 USD	(12,590)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Capstead Mortgage Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	79,164 USD	$(725)
Carbo Cermaics, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	160,722 USD	(221)
Cardinal Health, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	512,613 USD	(27,094)
Cardiovascular Systems, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	451,080 USD	(31,252)
Care.com, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	245,865 USD	(29,637)
Career Education Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	398,310 USD	(17,670)
Carl Zeiss Meditec AG	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	187,313 EUR	7,235
Carlisle Cos., Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	72,387 USD	(240)
Carolina Financial Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	140,831 USD	(7,790)
Carpenter Technology	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	88,288 USD	1,452
Carriage Services, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	273,267 USD	(2,448)
Cars.com, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	288,135 USD	(13,476)
Casella Waste Systems, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	200,299 USD	1,120
Cass Information Systems, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	378,225 USD	(12,357)
Catalent, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	157,529 USD	(3,184)
Catalyst Pharmaceuticals, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	256,440 USD	(39,871)
Cato Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	615,706 USD	83,486
Cavum, Inc.	08/06/18	M	2.03%	Deutsche Bank AG	8,949,825 USD	(354,876)
CBIZ, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	112,281 USD	(4,715)
CBOE Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	2,849 USD	4
CDK Global, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	234,968 USD	(17,332)
CDW Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	230,714 USD	(4,527)
CECO Environmental Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	163,410 USD	(14,687)
Ceconomy AG	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	60,471 EUR	(1,628)
Cellnex Telecom SAU	04/20/18	M	0.04%	Credit Suisse Securities (Europe) Limited	229,915 EUR	(9,182)
Cementir Holding SpA	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	69,676 EUR	(1,597)
Centene Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	353,616 USD	8,994
Central Valley Community Bancorp	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	38,551 USD	(1,642)
Century Bancorp, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	68,484 USD	1,229
Century Casinos, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	105,916 USD	(4,617)
Cerner Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	577,831 USD	(31,645)
CEVA, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	150,195 USD	(9,703)
CF Industries Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	38,107 USD	264
CGG SA	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	8,037,293 EUR	75,227

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
ChannelAdvisor Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	94,301 USD	$(3,010)
Charles River Laboratories	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	494,257 USD	(17,769)
Cheesecake Factory, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	17,161 USD	5
Chemed Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	672,874 USD	(16,100)
Chesapeake Utilities Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	111,595 USD	261
Chevron Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	409,781 USD	(4,027)
Chicago Bridge & Iron Co.	08/06/18	M	2.03%	Deutsche Bank AG	3,433,331 USD	(333,645)
Chico's FAS, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	355,852 USD	8,876
Chimera Investment Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	181,250 USD	(3,372)
Chimerix, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	209,191 USD	(18,371)
Choice Hotels International, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	136,592 USD	(3,543)
Christian Dior SE	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	366,821 EUR	12,201
Chubb Ltd.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	135,044 USD	222
Chuy's Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	150,705 USD	2,932
Ciena Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	120,424 USD	(3,459)
Cincinnati Financial Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	90,444 USD	451
Cinemark Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	115,653 USD	(2,267)
Cirrus Logic, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	105,260 USD	(1,085)
Cisco Systems, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	120,426 USD	(2,221)
CIT Group, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	106,108 USD	(945)
Citigroup, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	79,510 USD	(265)
CitiTrends, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	379,108 USD	122,314
City Office REIT, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	20,206 USD	70
Civitas Solutions, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	277,870 USD	11,265
Clariant AG REG	04/19/18	M	0.34%	Credit Suisse Securities (Europe) Limited	129,300 CHF	(3,116)
Clarus Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	55,600 USD	(2,741)
Clearfield, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	67,749 USD	(4,874)
Clearwater Paper Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	111,302 USD	5,059
Clifton Bancorp, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	145,028 USD	(1,377)
Cloud Peak Energy, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	426,611 USD	(60,405)
CME Group, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	36,519 USD	(613)
CNA Financial Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	193,515 USD	(4,850)
CNH Industrial NV	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	75,454 EUR	(8,414)
CNX Resources Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	118,555 USD	488
Coca-Cola Company	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	587,464 USD	4,400
Codexis, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	388,579 USD	(35,325)
Cogent Communications Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	63,239 USD	255

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Cognizant Technology Solutions Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	358,916 USD	$(18,320)
Cohen & Steers, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	40,477 USD	(915)
Cohu, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	90,518 USD	882
Colfax Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	265,608 USD	(5,304)
Collectors Universe, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	110,345 USD	(2,134)
Columbia Property Trust, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	79,448 USD	(1,598)
Com Hem Holding AB	04/19/18	M	0.09%	Credit Suisse Securities (Europe) Limited	3,285,036 SEK	(6,956)
Com Hem Holding AB	07/30/18	M	0.29%	Deutsche Bank AG	17,136,515 SEK	(2,160)
Comerica, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	178,529 USD	1,628
Comfort Systems USA, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	106,772 USD	2,046
Commerce Bancshares, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	462,113 USD	153
CommerceHub, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	343,957 USD	—
Commercial Metals Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	146,246 USD	(8,447)
Commerzbank AG	04/19/18	M	0.40%	Credit Suisse Securities (Europe) Limited	115,329 EUR	(933)
Community Health Systems, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	398,054 USD	(50,853)
Commvault Systems, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	262,945 USD	461
Compagnie de Saint Gobain	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	4,079,002 EUR	(350,299)
Compagnie de Saint Gobain	03/21/19	M	0.07%	JPMorgan Chase Bank, N.A.	3,475,875 EUR	(321,609)
Compass Minerals International, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	312,126 USD	(3,993)
Computer Programs & Systems, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	575,689 USD	(1,938)
Comtech Telecommunications Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	689,428 USD	(8,205)
Conagra Brands, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	287,766 USD	3,955
Conduent, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	736,930 USD	(37,166)
CONMED Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	906,489 USD	(10,749)
Connecticut Water Services, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	51,681 USD	2,554
Connectone Bancorp, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	345 USD	(28)
CONSOL Energy, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	310,294 USD	(6,601)
Consolidated Water Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	102,238 USD	(1,727)
Container Store Group, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	163,179 USD	(2,656)
Continental AG	04/19/18	M	0.04%	Credit Suisse Securities (Europe) Limited	1,059,783 EUR	35,093

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Control4 Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	312,741 USD	$(41,320)
Convergys Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	884,587 USD	(33,125)
Cooper Cos., Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	419,412 USD	(4,351)
Cooper Tire & Rubber	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	220,905 USD	(1,712)
Copa Holdings SA	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	479,101 USD	(24,522)
CoreLogic, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	516,744 USD	(8,539)
Corning, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	747,204 USD	(32,946)
Corvel Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	404,606 USD	(11,175)
Costamare, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	687,982 USD	(21,101)
Covanta Holding Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	106,965 USD	(3,566)
Covenant Transportation Group, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	62,273 USD	(4,313)
Covestro AG	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	66,901 EUR	(4,198)
CRA International, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	374,576 USD	4,788
Cracker Barrel Old Country Store, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	226,818 USD	(276)
Crane Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	206,715 USD	(3,893)
Cray, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	321,135 USD	(19,308)
Credit Acceptance Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	122,203 USD	1,370
Cree, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	106,909 USD	(5,005)
Croda International PLC	04/11/19	M	0.81%	JPMorgan Chase Bank, N.A.	4,562,400 GBP	7,857
Croda International PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	252,730 GBP	922
Cross Country Healthcare, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	474,284 USD	(26,018)
Crown Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	84,851 USD	(910)
CryoLife, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	320,360 USD	(12,292)
CSG Systems International, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	843,487 USD	(28,086)
CSRA, Inc.	08/06/18	M	2.03%	Deutsche Bank AG	8,481,684 USD	150,641
CSS Industries, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	259,765 USD	(9,585)
CSW Industrials, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	301,678 USD	(10,970)
CTS Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	409,321 USD	(10,270)
CTS Eventim AG & Co. KGaA	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	88,340 EUR	(8,808)
Cubic Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	919 USD	(29)
Culp, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	91,052 USD	1,515
Cummins, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	34,747 USD	750
Curtiss Wright Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	41,080 USD	(829)
Cutera, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	402,333 USD	(25,960)
Cypress Semiconductor Corp.	05/08/19	M	2.18%	Credit Suisse Securities (Europe) Limited	2,502,779 USD	(179,717)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Cypress Semiconductor Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	397,748 USD	$(31,327)
CYS Investments, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	15,637 USD	—
D. R. Horton, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	13,106 USD	2
Daetwyler Holding AG	04/19/18	M	0.34%	Credit Suisse Securities (Europe) Limited	179,466 CHF	(7,418)
Daktronics, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	315,567 USD	(13,199)
Dalata Hotel Group PLC	04/19/18	M	0.04%	Credit Suisse Securities (Europe) Limited	72,394 EUR	(2,605)
Dana, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	93,901 USD	(1,191)
Danaher Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	476,043 USD	(10,285)
Danone	05/09/18	M	0.07%	JPMorgan Chase Bank, N.A.	8,756,800 EUR	(260,732)
Danone	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	4,674,722 EUR	(74,898)
Danske Bank A/S	04/19/18	M	0.09%	Credit Suisse Securities (Europe) Limited	11,206,283 DKK	(128,326)
Darling Ingredients, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	26,842 USD	(754)
Dassault Aviation SA	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	5,881,632 EUR	221,082
Dassault Systemes SA	04/19/18	M	0.04%	Credit Suisse Securities (Europe) Limited	116,466 EUR	(1,351)
Davita, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	289,124 USD	(4,197)
DCT Industrial Trust, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	86,300 USD	(1,564)
Dean Foods Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	715,165 USD	(17,798)
Dechra Pharamaceuticals PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	92,277 GBP	(2,371)
Del Frisco's Restaurant Group	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	115,503 USD	3,111
Del Taco Restaurants, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	311,830 USD	(18,652)
Delta Air Lines, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	725,580 USD	(13,160)
Deluxe Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	421,487 USD	3,849
Denny's Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	464,258 USD	(5,647)
Dentsply Sirona, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	729,196 USD	(72,550)
Deutsche Boerse AG	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	214,807 EUR	2,423
Deutsche Lufthansa REG	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	231,907 EUR	(8,622)
Deutsche Post AG REG	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	62,562 EUR	(2,287)
DHT Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	593,408 USD	(31,167)
Diamond Hill Investment Group	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	158,854 USD	(1,455)
Diamond Offshore Drilling, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	582,668 USD	(9,770)
Digi International, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	234,712 USD	(4,981)
Digimarc Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	21,075 USD	(3,208)
DineEquity, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	265,611 USD	(7,095)
Diodes, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	436,401 USD	(18,521)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Diplomat Pharmacy, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	173,615 USD	$(15,679)
DMC Global, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	230,738 USD	(3,817)
DNA Oyj	04/19/18	M	0.04%	Credit Suisse Securities (Europe) Limited	81,140 EUR	(2,763)
Dolby Laboratories, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	301,202 USD	(14,419)
Domino's Pizza, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	18,413 USD	38
Domtar Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	851,780 USD	(59,133)
Donaldson Co., Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	224,356 USD	83
Dorian LPG Ltd.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	340,682 USD	(10,380)
Douglas Dynamics, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	341,817 USD	(23,498)
Douglas Emmett, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	125,470 USD	(1,883)
Dover Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	154,499 USD	(1,669)
Dril Quip, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	272,206 USD	(2,286)
Drillisch AG	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	105,960 EUR	(14,103)
Drive Shack, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	474,270 USD	(721)
DSP Group, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	138,826 USD	(7,020)
DSV A/S	04/19/18	M	0.09%	Credit Suisse Securities (Europe) Limited	630,003 DKK	448
DSW, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	219,009 USD	9,566
Ducommun, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	216,397 USD	5,104
Duke Eneregy Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	35,991 USD	342
Duke Realty Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	61,988 USD	1,511
Dun & Bradstreet Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	349,424 USD	(17,144)
Dunkin Brands Group, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	33,301 USD	66
Dynergy, Inc.	08/06/18	M	2.03%	Deutsche Bank AG	3,022,321 USD	204,186
Dynex Capital, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	46,105 USD	995
E.ON SE	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	5,260,473 EUR	90,232
E.ON SE	10/10/18	M	0.07%	JPMorgan Chase Bank, N.A.	2,285,250 EUR	(37,221)
Eagle Bulk Shipping, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	21,651 USD	(1,558)
East West Bancorp, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	115,771 USD	616
Easterly Government Properties, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	195,007 USD	5,504
EastGroup Properties, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	42,748 USD	1,144
easyJet PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	182,290 GBP	(2,930)
Eaton Corp. PLC	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	147,500 USD	(865)
Eaton Vance Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	41,792 USD	(262)
EchoStar Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	879,519 USD	(62,376)
Edenred	04/19/18	M	0.04%	Credit Suisse Securities (Europe) Limited	117,320 EUR	(2,864)
Education Realty Trust, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	8,950 USD	286
Edwards Lifesciences Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	401,023 USD	(740)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
EFG International AG	04/19/18	M	0.34%	Credit Suisse Securities (Europe) Limited	214,609 CHF	$(3,940)
Egypt Treasury Bill	08/30/18	3M	0.00%	Citibank N.A.	109,507,295 EGP	172,553
Egypt Treasury Bill	04/10/18	3M	1.94%	Goldman Sachs International	168,925,000 USD	495,294
Egypt Treasury Bill	05/15/18	3M	1.94%	Goldman Sachs International	168,925,000 USD	509,708
Egypt Treasury Bill	06/12/18	3M	2.45%	Goldman Sachs International	168,925,000 USD	517,465
Egypt Treasury Bill	05/10/18	3M	3.31%	Citibank N.A.	393,515,639 EGP	2,134,076
Eiffage	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	105,650 EUR	(1,526)
El Paso Electric Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	242,283 USD	11,442
Eli Lilly & Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	25,887 USD	573
Emcor Group, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	70,072 USD	(247)
EMCORE Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	283,136 USD	(2,462)
Emergent BioSolutions, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	451,433 USD	4,200
Empire State Realty Trust	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	28,195 USD	(592)
Enanta Pharmaceuticals, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	470,149 USD	(17,700)
ENCE Energia y Celulosa, SA	04/20/18	M	0.04%	Credit Suisse Securities (Europe) Limited	276,139 EUR	6,381
Encompass Health Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	1,140,041 USD	(12,591)
Encore Wire Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	79,115 USD	775
Enel SpA	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	3,189,346 EUR	75,234
Energy XXI Gulf Coast, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	590,947 USD	(147,035)
Engie	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	2,541,135 EUR	24,409
Engie	08/08/18	M	0.07%	JPMorgan Chase Bank, N.A.	2,017,500 EUR	19,380
Engility Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	36,811 USD	(1,602)
Ennis, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	269,045 USD	(4,652)
EnPro Industries, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	41,475 USD	1
Ensco PLC	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	435,479 USD	(22,573)
Ensign Group, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	611,758 USD	(36,366)
Enstar Group Limited	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	136,449 USD	(3,571)
Entergis, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	330,158 USD	(12,330)
Entravision Communications Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	377,521 USD	(18,376)
Envestnet, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	153,215 USD	(2,230)
Envision Healthcare Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	37,413 USD	57
Enzo Biochem, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	276,886 USD	(31,360)
EPAM Systems, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	235,708 USD	(13,997)
ePlus, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	225,236 USD	(605)
Equity Commonwealth	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	503,054 USD	10,208

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Equity LifeStyle Properties, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	127,190 USD	$6,132
Era Group, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	190,938 USD	(759)
ERAMET	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	339,375 EUR	(36,118)
ERG SpA	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	399,451 EUR	(4,018)
ESCO Technologies, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	192,421 USD	(8,632)
Essendant, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	706,986 USD	(13,339)
Essent Group Ltd.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	24,613 USD	1,093
Esterline Technologies Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	163,260 USD	(3,281)
Ethan Allen Interiors, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	323,689 USD	(14,805)
Eurazeo SA	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	157,998 EUR	(9,077)
Euronet Worldwide, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	97,994 USD	(9,051)
Euronext NV	04/19/18	M	0.04%	Credit Suisse Securities (Europe) Limited	115,319 EUR	(2,149)
Everbridge, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	37,390 USD	(534)
EVERTEC, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	195,584 USD	(6,365)
Evolent Health, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	154,009 USD	(5,723)
Evolution Gaming Corp.	04/19/18	M	0.09%	Credit Suisse Securities (Europe) Limited	3,197,748 SEK	(72,481)
Evraz PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	208,720 GBP	386
Exelon Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	285,540 USD	8,596
Exlservice Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	755,101 USD	(45,428)
Exor SpA	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	184,832 EUR	(11,592)
Expeditors International of Washington, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	364,176 USD	2,584
Exponent, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	133,191 USD	(508)
Express Scripts Holding Co.	08/06/18	M	2.03%	Deutsche Bank AG	11,062,185 USD	(1,035,776)
Exxon Mobil Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	248,486 USD	(482)
F5 Networks, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	262,884 USD	(2,731)
Factset Research Systems, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	11,954 USD	(587)
Fair Isaac Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	186,315 USD	(1,024)
Farmer Bros. Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	209,244 USD	(17,172)
Farmers National Bank Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	6,356 USD	(178)
Faro Technologies, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	312,258 USD	(5,483)
Faurecia	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	452,627 EUR	(16,270)
Federal Agricultural Mortgage Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	75,182 USD	(345)
Federal Signal Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	45,822 USD	(351)
Federated Investors, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	26,084 USD	469
FEDEX Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	202,682 USD	3,572

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Ferrari	10/04/19	M	0.04%	Credit Suisse Securities (Europe) Limited	94,835 EUR	$(2,673)
Ferrexpo PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	79,868 GBP	(23,535)
Fevertree Drinks PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	93,810 GBP	(11,713)
Fidelity National Information Services, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	685,888 USD	(26,040)
Fiesta Restaurant Group	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	50,937 USD	1,270
Fifth Third Bancorp	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	253,688 USD	(13,754)
Fincantieri SpA	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	330,910 EUR	(34,998)
FinecoBank SpA	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	446,910 EUR	(24,067)
Finish Line	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	181,220 USD	58,167
Finnair Oyj	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	116,865 EUR	(9,567)
First American Financial Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	156,293 USD	383
First Bancorp	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	277,876 USD	(10,572)
First Citizens Bancshares	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	157,400 USD	(11,526)
First Industrial Realty Trust	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	101,451 USD	(929)
First Internet Bancorp	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	37,189 USD	(1,262)
First Solar, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	231,872 USD	7,188
FirstCash, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	65,752 USD	1,035
FirstEnergy Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	23,071 USD	226
Fischer (Georg) REG	04/19/18	M	0.34%	Credit Suisse Securities (Europe) Limited	405,707 CHF	(23,333)
Fiserv, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	411,998 USD	(13,232)
Fitbit, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	214,699 USD	(6,134)
Five9, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	85,229 USD	(4,081)
Flagstar Bancorp, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	363,600 USD	(9,989)
Flexsteel Industries	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	214,340 USD	10,158
FLIR Systems, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	566,120 USD	(4,008)
Flowers Foods, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	751,057 USD	32,623
Fluidigm Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	70,570 USD	(7,650)
Fnac Darty SA	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	103,429 EUR	2,233
FNF Group	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	39,585 USD	315
Fogo De Chao, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	69,615 USD	111
Fonar Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	130,675 USD	25,715
ForeScout Technologies, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	256,652 USD	(10,108)
Forest City Realty Trust	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	114,751 USD	(4,881)
Forestar Group, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	277,502 USD	(21,207)
Forrester Research, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	467,867 USD	(17,389)
Fortive Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	42,485 USD	(159)
Fortress Biotech, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	79,938 USD	(8,057)
Forward Air Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	567,731 USD	(19,732)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Fossil Group, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	82,720 USD	$5,164
Foundation Building Material	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	8,801 USD	(302)
Foundation Medicine, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	317,069 USD	608
Four Corners Property Trust	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	112,820 USD	4,154
Frank's International NV	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	527,010 USD	(29,329)
Franklin Covey Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	216,877 USD	3,972
Franklin Electric Co., Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	125,030 USD	(3,432)
Fraport AG Frankfurt Airport	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	226,184 EUR	(16,436)
Fred's, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	459,115 USD	50,722
FreightCar America, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	352,811 USD	(26,146)
Fresh del Monte Produce, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	262,809 USD	(9,420)
Frontier Communications Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	41,996 USD	(674)
FTD Cos., inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	106,343 USD	(13,516)
FTI Consulting, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	50,384 USD	495
FutureFuel Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	159,707 USD	(16,055)
Gaia, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	82,648 USD	(7,070)
GAM Holding AG	04/19/18	M	0.34%	Credit Suisse Securities (Europe) Limited	328,972 CHF	(11,697)
GAMCO Investors, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	157,151 USD	(10,952)
Gamestop Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	708,516 USD	(124,488)
Gaming and Leisure Properties, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	88,048 USD	(1,194)
Gannett Co., Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	637,012 USD	19,742
Gap, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	123,278 USD	(2,440)
Garmin Ltd.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	748,339 USD	(2,285)
GasLog Ltd.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	500,395 USD	(30,024)
GATX Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	304,105 USD	(4,256)
Gaztransport et Techniga SA	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	267,465 EUR	(6,058)
GCI Liberty, Inc.	08/06/18	M	2.03%	Deutsche Bank AG	206,988 USD	(99,812)
Gecina SA	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	190,898 EUR	186
Gemalto	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	1,283,139 EUR	8,633
Gemalto	07/03/19	M	0.04%	Credit Suisse Securities (Europe) Limited	1,536,751 EUR	5,578
Gemalto	07/30/18	M	0.06%	Deutsche Bank AG	4,536,970 EUR	15,148
Gemalto	01/16/19	M	0.07%	JPMorgan Chase Bank, N.A.	4,285,288 EUR	27,251
Gencor Industries, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	60,217 USD	(921)
Gener8 Maritime, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	409,529 USD	(14,001)
General Cable Corp.	08/06/18	M	2.03%	Deutsche Bank AG	2,546,049 USD	12,160
General Mills, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	14,535 USD	(26)
General Motors Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	106,949 USD	2,579

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Genesco, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	255,940 USD	$10,842
Genesee & Wyoming, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	216,414 USD	1,973
Genie Energy Ltd.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	43,868 USD	618
Genomic Health, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	485,024 USD	(15,893)
Genpact Ltd.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	704,264 USD	220
Gentex Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	200,287 USD	2,012
Gentherm, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	17,038 USD	72
Genuine Parts Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	312,236 USD	3,103
Geospace Technologies Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	179,338 USD	1,421
GGP, Inc.	08/06/18	M	2.04%	Deutsche Bank AG	175,805 USD	(74)
Gilead Sciences, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	325,300 USD	(13,562)
Glacier Bancorp, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	77,458 USD	108
Glatfelter	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	664,292 USD	(37,244)
Glaukos Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	20,379 USD	308
GlaxoSmithKline PLC	06/25/18	M	0.55%	Morgan Stanley Capital Services LLC	6,270,577 GBP	202,106
Global Brass & Copper Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	3,250 USD	(5)
Global Payments, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	201,784 USD	(11,420)
Globus Medical, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	617,158 USD	(17,524)
Glu Mobile, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	261,787 USD	(1,381)
Goodyear Tire & Rubber Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	201,489 USD	(3,973)
Gorman Rupp Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	281,459 USD	482
GP Strategies Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	161,556 USD	5,533
Graco, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	229,341 USD	(3,255)
Graham Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	141,251 USD	(329)
Graham Holdings Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	899,015 USD	7,371
Gramercy Property Trust	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	29,105 USD	(769)
Graphic Packaging Holding Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	507,184 USD	993
Great Ajax Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	81,223 USD	1,527
Great Plains Energy, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	389,000 USD	19,534
Green Bancorp, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	42,850 USD	(1,487)
Green Brick Partners, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	22,990 USD	2,451
Green Dot Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	16,124 USD	236
Green Plains, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	580,687 USD	(42,986)
Greenbrier Companies, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	288,162 USD	1,731
Greggs PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	63,420 GBP	2,253

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Greif, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	403,245 USD	$(7,870)
Grenke AG	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	190,952 EUR	(9,301)
Group 1 Automotive, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	220,847 USD	(1,305)
GSI Technology, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	58,058 USD	(7,826)
Guess?, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	76,176 USD	29,080
Gulf Island Fabrication, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	199,340 USD	(13,824)
Gulfport Energy Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	141 USD	4
GVC Holding	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	96,509 GBP	(3,991)
H&E Equipment Services, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	46,192 USD	(2,198)
H.B. Fuller Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	10,837 USD	4
Habit Restaurants, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	95,274 USD	(2,117)
Hackett Group, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	437,253 USD	(42,964)
Haemonetics Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	659,830 USD	(219)
Hallador Energy Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	101,226 USD	6,228
Halliburton Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	134,282 USD	2,407
Halma PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	83,901 GBP	(1,676)
Halyard Health, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	670,563 USD	(1,158)
Hanover Insurance Group, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	54,245 USD	928
Hansa Medical AB	04/19/18	M	0.09%	Credit Suisse Securities (Europe) Limited	633,585 SEK	631
Hardinge, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	574,326 USD	(873)
Hargreaves Lansdown PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	188,180 GBP	(13,851)
Haverty Furniture Co., Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	576,175 USD	(4,257)
Hawaiian Electric Industries, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	453,295 USD	8,188
Hawaiian Telcom Holdco, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	43,674 USD	(1,333)
Hawkins, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	229,134 USD	15,299
Haynes International, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	462,919 USD	(51,295)
Hays PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	162,310 GBP	(3,753)
HCA Healthcare, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	671,713 USD	(31,028)
HealthCare Realty Trust, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	29,230 USD	32
Healthcare Trust of America, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	2,844 USD	39
HealthStream, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	302,822 USD	1,594
Heartland Express, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	175,001 USD	(13,469)
Hecla Mining Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	14,942 USD	(735)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Heidrick & Struggles International	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	548,328 USD	$7,110
Heineken Holding NV	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	85,332 EUR	(567)
Helen of Troy Ltd.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	39,407 USD	4
Helix Energy Solutions Group	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	454,648 USD	(17,370)
HELLA KGaA Hueck & Co.	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	305,877 EUR	(6,507)
Helmerich & Payne	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	424,150 USD	20,404
Hemfosa Fastigheter AB	04/19/18	M	0.09%	Credit Suisse Securities (Europe) Limited	730,459 SEK	2,028
Hemisphere Media Group, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	101,179 USD	(4,306)
Henry Schein, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	379,277 USD	8,458
Hera SpA	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	70,056 EUR	5,532
Heritage Crystal Clean, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	281,254 USD	4,243
Heritage Financial Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	160,936 USD	(6,559)
Herman Miller, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	481,804 USD	(71,854)
Hershey Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	338,411 USD	3,793
Heska Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	128,392 USD	1,678
Hewlett Packard Enterprise	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	694,611 USD	(46,543)
Hexagon AB	04/19/18	M	0.09%	Credit Suisse Securities (Europe) Limited	2,009,384 SEK	1,712
HFF, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	154,069 USD	2,089
Hill-Rom Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	522,094 USD	4,778
Hillenbrand, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	468,422 USD	(2,032)
Hilltop Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	9,076 USD	(114)
Hiscox Ltd.	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	80,333 GBP	(3,766)
Hispania Activos Inmobiliarios	04/20/18	M	0.04%	Credit Suisse Securities (Europe) Limited	174,805 EUR	5,507
HMS Holdings Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	305,193 USD	(9,482)
HNI Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	495,455 USD	(30,976)
HollyFrontier Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	440,832 USD	30,031
Hologic, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	333,047 USD	(4,466)
Home Bancshares, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	1,172 USD	(77)
Hooker Furniture Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	233,357 USD	(8,312)
Hormel Foods Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	208,253 USD	6,384
Hortonworks, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	244,970 USD	—
Houlihan Lokey, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	134,761 USD	(7,072)
HP, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	600,478 USD	(36,169)
Hubbell, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	140,676 USD	2,172
Humana, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	309,567 USD	3,889

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hurco Companies, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	224,945 USD	$(953)
Huron Consulting Group, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	174,340 USD	7,892
Huttig Building Products, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	58,126 USD	(7,034)
HVB Real Estate	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	281,259 EUR	(7,109)
Hyster Yale Materials	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	197,219 USD	(4,842)
Ibstock PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	80,091 GBP	(1,018)
iCade	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	195,531 EUR	(5,748)
ICF International, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	173,362 USD	(7,247)
ICU Medical, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	225,524 USD	1,131
IdaCorp., Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	56,300 USD	2,841
IDEX Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	483,819 USD	(14,676)
IDEXX Laboratories, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	692,998 USD	(35,191)
IES Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	127,896 USD	(5,348)
IG Group Holdings PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	330,978 GBP	(11,043)
IHS Markit Ltd.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	177,230 USD	(1,540)
ILG, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	87,391 USD	(5,821)
Illumina, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	69,875 USD	(1,313)
Immersion Corporation	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	12,075 USD	(686)
Imperial Brands PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	4,442,641 GBP	(133,260)
Independence Contract Drilling, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	113,232 USD	(8,931)
Independence Holding Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	42,830 USD	5,797
Indtuit, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	13,770 USD	98
Inel Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	309,188 USD	6,937
Infinity Property & Casualty	08/06/18	M	2.03%	Deutsche Bank AG	2,203,175 USD	10,786
ING Groep NV	04/25/19	M	0.07%	JPMorgan Chase Bank, N.A.	5,640,000 EUR	(196,872)
ING Groep NV	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	9,550,130 EUR	(267,300)
Ingersoll Rand PLC	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	148,434 USD	(7,514)
Ingles Markets, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	526,187 USD	10,302
Ingredion, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	463,042 USD	(2,669)
Inmobiliaria Colonial SA	04/20/18	M	0.04%	Credit Suisse Securities (Europe) Limited	86,076 EUR	3,817
InnerWorkings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	81,494 USD	(1,066)
Innophos Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	297,941 USD	(9,957)
Innospec, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	60,604 USD	(785)
Innoviva, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	173,612 USD	10,258
Inogen, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	548,112 USD	(19,040)
Inovalon Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	353,265 USD	(17,426)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Insight Enterprises, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	472,686 USD	$1,139
Instructure, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	498,697 USD	(23,667)
Insulet Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	278,360 USD	6,123
Integer Holdings Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	483,432 USD	(5,075)
Integra LifeSciences Holding	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	432,044 USD	(6,258)
Inter Parfums, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	52,817 USD	(1,470)
Intercontinental Exchange	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	78,950 USD	(1,934)
InterContinental Hotels Group	04/10/19	M	0.81%	JPMorgan Chase Bank, N.A.	4,529,000 GBP	(366,183)
Intercontinental Hotels Group	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	4,480,404 GBP	(362,254)
InterDigital, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	62,178 USD	456
Interface, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	46,302 USD	747
Intermediate Capital Group	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	180,286 GBP	(11,064)
International Business Machines Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	147,899 USD	928
International Game Technology PLC	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	81,513 USD	(9,342)
International Paper Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	483,442 USD	(8,449)
International Speedway Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	188,212 USD	(1,272)
Interpump Group SpA	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	251,128 EUR	(13,252)
Intersect ENT, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	287,388 USD	9,052
Intevac, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	95,138 USD	9,894
Intrepid Potash, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	180,457 USD	(9,399)
Intu Properties PLC	02/14/19	M	0.81%	Credit Suisse Securities (Europe) Limited	804,613 GBP	(118,794)
Intu Properties PLC	07/30/18	M	0.85%	Deutsche Bank AG	1,844,818 GBP	(252,230)
Intuitive Surgical, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	422,740 USD	(7,846)
Invacare Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	737,416 USD	(30,472)
Invesco Mortgage Capital, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	44,739 USD	27
IPG Photonics Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	65,867 USD	(287)
IQVIA Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	166,310 USD	(4,625)
Iren SpA	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	194,171 EUR	5,442
iRhythm Technologies, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	145,245 USD	862
Iridium Communications, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	187,579 USD	2,535

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Ironwood Pharmaceuticals, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	160,514 USD	$668
Iteris, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	197,361 USD	(22,243)
ITT, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	244,101 USD	(10,173)
J&J Snack Foods Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	355,046 USD	3,288
J. Alexander's Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	14,560 USD	325
J. Jill, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	500,090 USD	(18,819)
J2 Global, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	251,105 USD	(2,665)
Jabil, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	74,430 USD	(77)
Jack Henry & Associates, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	629,050 USD	(20,430)
Jack in the Box, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	108,639 USD	1,095
Jean Coutu Group, Inc.	08/07/18	M	1.95%	Deutsche Bank AG	5,061,702 CAD	(13,846)
Jenoptik AG	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	107,190 EUR	2,324
JetBlue Airways Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	228,085 USD	(18,707)
JM Smucker Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	99,719 USD	(139)
John B. Sanfilippo & Son, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	601,578 USD	(5,460)
John Wiley & Sons, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	282,502 USD	(5,726)
Johnson Controls International PLC	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	144,949 USD	(4,201)
Johnson Outdoors, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	310,794 USD	(20,944)
JPMorgan Chase & Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	363,450 USD	1,980
Juniper Networks, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	225,001 USD	(6,688)
K12, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	444,047 USD	(12,478)
K2M Group Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	326,047 USD	(20,479)
Kadant, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	48,042 USD	(3,533)
Kaiser Aluminum Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	232,867 USD	111
Kaman Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	234,753 USD	496
KapStone Paper and Packaging	08/06/18	M	2.03%	Deutsche Bank AG	5,635,900 USD	(40,934)
KAR Auction Services, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	313,345 USD	(5,381)
Karyopharm Therapeutics, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	36,861 USD	(6,250)
KAZ Minerals PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	149,276 GBP	(16,635)
KB Home	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	52,387 USD	502
KBC Ancora	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	274,216 EUR	(9,868)
Kearny Financial Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	125,383 USD	(3,287)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Kellogg Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	35,705 USD	$50
Kelly Services, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	955,732 USD	(33,044)
Kemper Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	76,987 USD	476
Kennametal, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	31,777 USD	(2,099)
Kering	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	1,336,269 EUR	22,052
Keysight Technologies, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	176,532 USD	2,537
Keywords Studios	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	72,141 GBP	(12,166)
Kforce, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	521,752 USD	(17,702)
Kimball Electronics, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	239,713 USD	(17,715)
Kimball International	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	372,234 USD	(5,806)
Kinder Morgan, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	589,704 USD	(45,195)
Kindred Biosciences, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	55,128 USD	(4,127)
Kindred Healthcare, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	546,358 USD	(11,687)
Kinnevik AB	04/19/18	M	0.09%	Credit Suisse Securities (Europe) Limited	875,081 SEK	(1,513)
Kinsale Capital Group, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	72,774 USD	(2,965)
Kirby Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	89,273 USD	2,067
Kirkland's, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	172,189 USD	5,691
KLA Tencor Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	172,868 USD	(7,718)
Knoll, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	514,352 USD	(42,532)
Knowles Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	448,089 USD	(34,671)
Koenig & Bauer AG	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	181,121 EUR	3,254
Kohl's Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	153,411 USD	1,978
Komax Holding AG REG	04/19/18	M	0.34%	Credit Suisse Securities (Europe) Limited	159,196 CHF	(13,910)
Koninklijke KPN NV	04/11/19	M	0.07%	JPMorgan Chase Bank, N.A.	5,028,915 EUR	(127,950)
Koninklijke KPN NV	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	1,179,006 EUR	5,000
Koninklijke KPN NV	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	10,377,238 EUR	(255,709)
Koninklijke Philips NV	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	1,496,123 EUR	(33,919)
Korn/Ferry International	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	414,257 USD	11,206
Kraft Heinz Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	783,625 USD	(7,305)
Kronos Worldwide, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	215,064 USD	(5,110)
KVH Industries, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	43,131 USD	(1,017)
L.B. Foster Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	222,043 USD	(13,296)
La-Z-Boy, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	161,813 USD	(3,437)
Laboratory Corporation of America Holdings	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	683,760 USD	(25,922)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Ladbrokes PLC	05/08/19	M	0.92%	Credit Suisse Securities (Europe) Limited	70,000 GBP	$2,735
Ladder Capital Corp. REIT	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	43,671 USD	468
Lam Research Corp.	05/08/19	M	2.18%	Credit Suisse Securities (Europe) Limited	5,096,699 USD	53,001
Lamb Weston Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	306,558 USD	14,584
Lancaster Colony Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	133,939 USD	3,608
Landec Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	67,057 USD	(1,507)
Lannett Co., Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	424,847 USD	(11,110)
Lantheus Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	128,822 USD	(2,386)
Lattice Semiconductor Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	178,873 USD	(19,716)
Leaf Group Ltd.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	69,327 USD	(942)
Lear Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	66,347 USD	459
Leg Immobilien AG	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	77,909 EUR	3,601
Leggett & Platt, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	49,339 USD	(11)
Legrand SA	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	2,847,455 EUR	(38,564)
Leidos Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	547,493 USD	(21,088)
Lemaitre Vascular, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	403,186 USD	(5,055)
Leoni AG	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	77,218 EUR	(5,957)
LHC Group, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	535,674 USD	(11,182)
Liberty Expedia Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	15,129 USD	(517)
Liberty Property Trust	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	74,388 USD	(650)
Liberty Tax, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	164,930 USD	11,123
Lifepoint Health, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	776,529 USD	(31,814)
Lifetime Brands, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	104,814 USD	(2,080)
Ligand Pharmaceuticals	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	212,677 USD	(10,686)
Limelight Networks, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	381,309 USD	(30,709)
Limoneira Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	97,040 USD	2,388
Lindblad Expeditions Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	15,957 USD	680
Lindsay Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	290,835 USD	(2,616)
Liquidity Services, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	117,515 USD	(12,157)
Littelfuse, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	142,946 USD	1,115
Livanova PLC	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	752,607 USD	5,219
Live Oak Bancshares, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	171,669 USD	(615)
Liveperson, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	355,982 USD	14,738
LKQ Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	228,212 USD	740

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Lloyds Banking Group PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	732,308 GBP	$(28,000)
Lloyds Banking Group PLC	03/21/19	M	0.81%	JPMorgan Chase Bank, N.A.	8,016,000 GBP	(360,291)
Loews Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	256,326 USD	(6,184)
LondonMetric Property PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	32,357 GBP	(192)
LPL Financial Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	66,007 USD	(3,471)
LSI Industries, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	138,073 USD	4,833
Luminex Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	909,374 USD	(13,604)
M&T Bank Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	373,311 USD	4,996
M/I Homes, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	319,022 USD	8,396
Macquarie Infrastructure Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	223,845 USD	(5,183)
MacroGenics, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	58,236 USD	(10,910)
Magellan Health, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	573,533 USD	(4,725)
MainSource Financial Group	08/06/18	M	2.03%	Deutsche Bank AG	1,109,746 USD	174,794
Man Group PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	191,827 GBP	(265)
ManpowerGroup, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	62,328 USD	1,207
Mantech International Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	644,752 USD	18,780
Marathon Oil Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	79,485 USD	6,165
Marathon Petroleum Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	113,032 USD	5,480
Marcus & Millichap, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	88,450 USD	294
Marcus Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	137,588 USD	(1,347)
Marine Products Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	51,566 USD	(1,466)
Markel Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	284,057 USD	3,825
Marlin Business Services, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	62,535 USD	1,933
Marsh & Mclennan Cos.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	141,573 USD	1,886
Marten Transport Ltd.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	86,748 USD	(3,118)
Masimo Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	460,298 USD	9,355
Mastercard, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	250,820 USD	(5,771)
Materion Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	289,152 USD	(12,206)
Matrix Service Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	65,529 USD	(7,044)
Matson, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	159,264 USD	(4,980)
Matthews International Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	87,913 USD	(2,348)
Maxim Integrated Products	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	473,584 USD	(15,129)
Maximus, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	462,397 USD	(7,498)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Maxwell Technologies, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	165,396 USD	$(833)
McGrath RentCorp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	547,906 USD	—
McKesson Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	295,645 USD	(805)
MDC Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	442,355 USD	(5,379)
MediciNova, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	273,034 USD	(70,095)
Medidata Solutions, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	229,887 USD	(12,878)
MEDNAX, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	628,198 USD	(9,815)
Medpace Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	168,305 USD	(3,216)
Medtronic PLC	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	815,033 USD	(7,057)
Merck & Co., Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	123,780 USD	1,665
Meridian Bioscience, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	947,059 USD	(44,493)
Merit Medical Systems, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	467,465 USD	(9,974)
Methode Electronics, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	145,808 USD	(3,484)
Mettler Toledo International	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	610,713 USD	(27,057)
MFA Financial, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	33,845 USD	(179)
MGE Energy, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	235,036 USD	(1,043)
MGIC Investment Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	104,383 USD	4,349
Microchip Technology, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	170,637 USD	(9,387)
Microsemi Corp.	08/06/18	M	2.03%	Deutsche Bank AG	11,344,919 USD	(332,293)
Microsemi Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	213,058 USD	(4,854)
Middlesex Water Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	166,120 USD	1,415
Midstates Petroleum Co, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	395,991 USD	27,649
Miller Industries, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	141,124 USD	451
Millicom International Cellular SA	04/19/18	M	0.09%	Credit Suisse Securities (Europe) Limited	839,105 SEK	(1,869)
Mistras Group, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	184,646 USD	(2,500)
Mitek Systems, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	334,997 USD	(23,176)
MKS Instruments, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	264,349 USD	(16,280)
Mobile Mini, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	422,307 USD	(5,273)
Model N, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	119,876 USD	1,005
Modern Times Group	04/19/18	M	0.09%	Credit Suisse Securities (Europe) Limited	2,621,563 SEK	(13,584)
Moelis & Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	94,185 USD	(2,960)
Mohawk Industries, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	114,715 USD	466
Molina Healthcare, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	73,930 USD	4,652

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Molson Coors Brewing Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	138,819 USD	$(2,773)
Monarch Casino & Resort, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	244,769 USD	(10,736)
Monmouth Real Estate Investment Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	43,690 USD	859
Monolithic Power Systems, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	176,247 USD	(7,570)
Monotype Imaging Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	827,064 USD	(53,415)
Monsanto Co.	08/06/18	M	2.03%	Deutsche Bank AG	17,501,138 USD	(119,345)
Monsanto Co.	05/08/19	M	2.18%	Credit Suisse Securities (Europe) Limited	22,788,816 USD	(123,767)
Moody's Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	176,232 USD	(2,996)
Morningstar, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	294,762 USD	(8,679)
Morphosys AG	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	95,999 EUR	(2,207)
Mosaic Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	569,628 USD	(45,544)
Motorola Solutions, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	635,500 USD	(16,863)
Movado Group, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	449,185 USD	90,681
MSC Industrial Direct Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	155,107 USD	(300)
MSCI, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	146,777 USD	(4,780)
MTGE Investment Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	21,277 USD	60
MTS Systems Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	721,916 USD	(28,205)
Mueller Industries, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	51,288 USD	(1,218)
MuleSoft, Inc.	08/06/18	M	2.03%	Deutsche Bank AG	6,836,980 USD	(52,405)
Murphy Oil Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	638,724 USD	14,666
Myers Industries, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	292,086 USD	(9,966)
Mylan NV	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	250,540 USD	268
Myriad Genetics, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	377,055 USD	5,174
Nabors Industries Ltd.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	553,090 USD	7,214
Nacco Industries	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	192,857 USD	(34,421)
Nanometrics, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	218,293 USD	(20,713)
Nanostring Technologies, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	4,484 USD	375
NantKwest, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	219,393 USD	(8,407)
Nasdaq, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	186,600 USD	4,895
Natera, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	167,765 USD	(6,606)
National Fuel Gas Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	138,222 USD	2,083
National Instruments Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	1,034,285 USD	(34,212)
National Oilwell Varco, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	757,243 USD	11,939
National Presto Industries, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	479,568 USD	(16,068)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
National Research Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	139,583 USD	$(10,181)
Natural Gas Services Group	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	211,055 USD	(5,062)
Natural Grocers by Vitamin C	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	121,373 USD	(3,778)
Natural Health Trends Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	130,432 USD	(80)
Natus Medical, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	42,529 USD	(265)
Navigant Consulting, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	270,146 USD	(14,735)
Neenah Paper, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	504,844 USD	(12,100)
Nemetschek	04/19/18	M	0.04%	Credit Suisse Securities (Europe) Limited	98,078 EUR	2,712
Neogen Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	548,151 USD	26,557
Neogenomics, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	464,798 USD	(6,736)
Neste Oyj	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	381,180 EUR	(9,236)
NetApp, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	71,252 USD	(2,036)
NetScout Systems, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	325,362 USD	(10,084)
Nevro Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	21,452 USD	(305)
New Home Co., Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	299,273 USD	(4,855)
New Media Investment Group	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	917,052 USD	(16,807)
New Relic, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	92,135 USD	(2,005)
New Senior Investment Group	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	7,137 USD	151
Newmarket Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	105,839 USD	204
Newpark Resources, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	59,873 USD	(3,481)
News Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	455,622 USD	(17,204)
NEX Group PLC	07/30/18	M	0.00%	Deutsche Bank AG	546,696 GBP	2,582
Nexeo Solutions, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	233,725 USD	9,786
Nielsen Holdings PLC	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	45,908 USD	(416)
NMC Health PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	377,032 GBP	(8)
NMI Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	65,616 USD	2,256
NN, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	143,075 USD	(5,723)
Noble Corp. PLC	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	451,532 USD	(31,686)
Nokia Oyj	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	3,411,790 EUR	50,797
Nokia Oyj	02/12/19	M	0.07%	JPMorgan Chase Bank, N.A.	2,826,600 EUR	(166,849)
Nolato AB	04/19/18	M	0.09%	Credit Suisse Securities (Europe) Limited	2,253,716 SEK	(2,821)
Nordea Bank AB	04/19/18	M	0.09%	Credit Suisse Securities (Europe) Limited	74,138,154 SEK	(625,145)
Nordea Bank AB	10/10/18	M	0.34%	JPMorgan Chase Bank, N.A.	48,570,000 SEK	(481,449)
Nordic American Tankers Ltd.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	173,793 USD	(23,562)
Norma Group SE	04/19/18	M	0.04%	Credit Suisse Securities (Europe) Limited	82,744 EUR	1,128
Northfield Bancorp, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	274,602 USD	(14,181)
Northwest Bancshares, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	253,696 USD	(8,011)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Northwest Natural Gas Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	144,117 USD	$3,064
Northwest Pipe Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	170,772 USD	(17,857)
Northwestern Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	87,134 USD	3,304
Novanta, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	37,245 USD	(3,139)
Novelion Therapeutics, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	32,426 USD	(7,317)
Novocure Ltd.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	285,603 USD	(4,732)
NRG Yield, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	562,782 USD	1,373
NU Skin Enterprises, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	72,994 USD	863
NuVasive, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	272,636 USD	7,523
NXP SemiConductors NV	08/06/18	M	2.03%	Deutsche Bank AG	22,855,660 USD	635,834
NXStage Medical, Inc.	08/06/18	M	2.03%	Deutsche Bank AG	4,398,336 USD	(642,089)
NxStage Medical, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	181,565 USD	5,183
OC Oerlikon Corp. AG REG	04/19/18	M	0.34%	Credit Suisse Securities (Europe) Limited	271,990 CHF	(11,472)
Ocado Group PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	229,270 GBP	(28,748)
Occidental Petroleum Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	62,794 USD	1,062
Oceaneering International, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	350,372 USD	5,763
Oclaro, Inc.	08/06/18	M	2.03%	Deutsche Bank AG	2,978,424 USD	(118,885)
Office Depot, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	299,295 USD	(23,122)
OGE Energy Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	127,618 USD	4,641
Oil States International, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	74,809 USD	4,866
Old Dominion Freight Line	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	251,422 USD	2,983
Olympic Steel, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	333,389 USD	(23,565)
Omnicell Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	413,560 USD	(7,944)
OMV AG	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	171,213 EUR	6,501
On Assignment, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	76,795 USD	664
ON Semiconductor Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	102,525 USD	(5,174)
ON Semiconductor Corp.	05/08/19	M	2.18%	Credit Suisse Securities (Europe) Limited	387,121 USD	(9,532)
One Gas Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	569,051 USD	5,653
Oneok, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	47,580 USD	(450)
OPKO Health, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	266,283 USD	(8,143)
Oppenheimer Holdings	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	263,620 USD	(11,270)
OPUS BANK	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	200,629 USD	(10,845)
Orange	04/19/18	M	0.40%	Credit Suisse Securities (Europe) Limited	526,316 EUR	(9,945)
Orange	03/21/19	M	0.07%	JPMorgan Chase Bank, N.A.	1,340,302 EUR	(19,506)
Orange Belgium	04/03/19	M	0.63%	JPMorgan Chase Bank, N.A.	854,114 EUR	68,574
Orange Belgium	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	366,202 EUR	18,634
Orbital ATK, Inc.	08/06/18	M	2.03%	Deutsche Bank AG	10,124,200 USD	16,089

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Orion Group Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	152,876 USD	$(12,107)
Oritani Financial Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	165,553 USD	(5,223)
Orsted A/S	04/19/18	M	0.09%	Credit Suisse Securities (Europe) Limited	667,474 DKK	1,829
Orthofix International NV	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	1,034,898 USD	(9,716)
OSRAM LICHT AG	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	76,634 EUR	(6,057)
Otter Tail Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	383,702 USD	4,931
Outotec Pyj	04/19/18	M	0.04%	Credit Suisse Securities (Europe) Limited	74,585 EUR	(6,265)
Owens & Minor, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	866,940 USD	(36,835)
Owens Illinois, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	63,027 USD	(2,488)
Oxford Immunotec Global PLC	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	235,235 USD	(14,036)
Oxford Industries, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	188,430 USD	(11,573)
Packaging Corporation of America	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	258,803 USD	(6,693)
Pagegroup PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	68,437 GBP	1,602
Pargesa Holding SA	04/19/18	M	0.34%	Credit Suisse Securities (Europe) Limited	93,398 CHF	825
Park City Group, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	65,940 USD	(8,243)
Park Electrochemical Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	492,755 USD	(20,561)
Park Ohio Holdings Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	195,761 USD	(16,390)
Partners Holdings Group AG	04/19/18	M	0.34%	Credit Suisse Securities (Europe) Limited	345,776 CHF	8,906
Pattern Energy Group, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	200,330 USD	(10,953)
Patterson Cos, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	785,228 USD	(41,479)
Paychex, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	411,275 USD	(28,370)
PBF Energy, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	521,573 USD	44,048
PC Connection, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	231,479 USD	(8,029)
PCM, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	151,424 USD	(13,312)
PDF Solutions, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	15,159 USD	(491)
PDL Biopharma, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	739,621 USD	(4,997)
Pegasystems, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	66,922 USD	(1,298)
PennyMac Financial Services	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	36,427 USD	(1,614)
PennyMac Mortgage Investment Trust	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	53,750 USD	1,313
Penske Automotive Group, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	198,708 USD	(3,213)
Pentair PLC	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	583,942 USD	(32,430)
Penumbra, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	79,018 USD	(3,036)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
People's United Financial, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	322,053 USD	$(18,082)
PepsiCo, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	268,184 USD	(1,203)
Perficient, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	615,136 USD	(18,230)
Perkinelmer, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	513,566 USD	(9,801)
Pernod Ricard SA	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	86,945 EUR	26
Perrigo Co. PLC	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	381,194 USD	(3,247)
Perry Ellis International, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	390,836 USD	(17,923)
PHI, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	58,984 USD	264
Phibro Animal Health Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	416,838 USD	(2,609)
Philip Morris International	05/08/19	M	2.18%	Credit Suisse Securities (Europe) Limited	9,869,795 USD	(525,499)
Philip Morris International	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	325,353 USD	(2,004)
Phillips 66	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	547,765 USD	7,132
Photronics, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	158,995 USD	(14,851)
PICO Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	334,278 USD	6,863
Piedmont Office Realty Trust	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	215,368 USD	(489)
Pier 1 Imports, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	718,023 USD	37,544
Pinnacle Entertainment, Inc.	08/06/18	M	2.03%	Deutsche Bank AG	3,458,091 USD	(156,033)
Piper Jaffray Cos.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	54,995 USD	(1,843)
PJT Partners, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	117,657 USD	1,982
Plantronics, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	213,422 USD	13,026
Platform Specialty Products	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	143,460 USD	(12,386)
Playtech Ltd.	04/18/18	M	0.81%	JPMorgan Chase Bank, N.A.	11,310,000 GBP	(446,154)
Playtech Ltd.	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	1,482,093 GBP	(58,465)
Plexus Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	511,058 USD	(21,869)
Plus 500 Ltd.	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	67,035 GBP	7,577
PNC Financial Services Group	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	701,909 USD	(1,668)
Porsche Automobil Holding SE	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	154,018 EUR	1,433
Portland General Electric Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	94,783 USD	2,522
Potbelly Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	134,290 USD	(6,873)
Powell Industries, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	265,094 USD	(11,429)
Power Integrations, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	134,189 USD	(6,374)
PQ Group Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	159,283 USD	3,496
PRA Health Sciences, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	369,008 USD	(24,475)
Premier, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	441,765 USD	(18,360)
Presidio, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	14,585 USD	(211)
Prestige Brands Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	209,421 USD	1,498

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
PriceSmart, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	123,598 USD	$390
Primoris Services Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	154,231 USD	(2,552)
Progress Software Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	299,622 USD	(21,013)
Progressive Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	73,866 USD	(201)
PROS Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	70,822 USD	(214)
Providence Service Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	934,974 USD	(3,866)
Provident Financial Holdings	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	16,763 USD	(192)
Prudential Financial, Inc.	05/08/19	M	2.18%	Credit Suisse Securities (Europe) Limited	1,068,301 USD	(48,644)
Prudential PLC	04/11/19	M	0.81%	JPMorgan Chase Bank, N.A.	11,661,000 GBP	(1,388,971)
Prudential PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	3,425,666 GBP	(371,702)
Prysmian SpA	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	3,651,409 EUR	(180,932)
PS Business Parks, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	25,686 USD	87
Publicis Groupe	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	4,943,559 EUR	(31,949)
Publicis Groupe	03/05/19	M	0.07%	JPMorgan Chase Bank, N.A.	77,015 EUR	(1,613)
Pure Storage, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	228,691 USD	(5,809)
QAD, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	448,575 USD	(32,325)
QEP Resources, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	81,669 USD	5,394
Qiagen N.V.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	399,394 USD	(12,902)
Qorvo, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	71,087 USD	(2,187)
Quad Graphics, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	195,295 USD	(8,567)
Quaker Chemical Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	731 USD	9
Quality Systems, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	732,516 USD	29,591
Qualys, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	3,654 USD	(17)
Quanex Building Products	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	162,309 USD	(2,751)
Quanta Services, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	102,869 USD	(472)
Quantum Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	82,119 USD	(9,213)
Quest Diagnostics, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	933,430 USD	(26,116)
Quidel Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	112,338 USD	8,172
R1 RCM, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	413,308 USD	(32,039)
Radnet, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	305,074 USD	39,474
Rambus, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	434,200 USD	(13,774)
Range Resources Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	184,383 USD	(2,502)
Rapid7, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	4,254 USD	(137)
Rayonier, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	172,367 USD	(196)
RCI Hospitality Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	259,596 USD	(2,893)
Reading International, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	121,106 USD	73
RealNetworks, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	57,574 USD	(2,861)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Reckitt Benckiser Group PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	1,750,768 GBP	$168,802
Red Lion Hotels Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	10,647 USD	—
Redwood Trust, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	162,988 USD	1,381
Refresco Group NV	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	3,021,487 EUR	—
Regal Beloit Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	254,982 USD	10,471
Regeneron Pharmaceuticals	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	65,007 USD	1,455
Regis Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	238,109 USD	(5,773)
Reinsurance Group of America	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	163,320 USD	(696)
Reis, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	85,708 USD	(2,203)
Reliance Steel & Aluminum	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	429,594 USD	6,136
Renault SA	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	2,258,438 EUR	93,529
Renault SA	10/10/18	M	0.07%	JPMorgan Chase Bank, N.A.	7,634,400 EUR	302,198
Renewable Energy Group, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	487,425 USD	43,557
Renishaw PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	64,925 GBP	(4,795)
Reply SpA	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	69,679 EUR	(8,438)
Republic Services, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	532,865 USD	(11,237)
ResMed, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	734,973 USD	4,537
Resources Connection, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	429,064 USD	(88)
Retrophin, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	276,831 USD	(31,296)
Revolution Lighting Technologies, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	30,815 USD	(1,440)
REX American Resources Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	369,084 USD	(37,480)
Rexford Industrial Realty, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	146,443 USD	3,064
Rheinmetall AG	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	401,779 EUR	19,710
RIB Software SE	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	494,760 EUR	(301,680)
Ribbon Communication, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	311,583 USD	(1,217)
RingCentral, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	134,341 USD	(5,881)
RMR Group, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	95,847 USD	(855)
Roadrunner Transportation Systems	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	217,381 USD	(75,075)
Robert Half International, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	121,300 USD	2,758
Roche Holdings AG	04/19/18	M	0.34%	Credit Suisse Securities (Europe) Limited	5,356,829 CHF	(43,142)
Rockwell Collins, Inc.	08/06/18	M	2.03%	Deutsche Bank AG	8,394,833 USD	217,092
Rockwell Medical, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	200,595 USD	(32,573)
Rockwool International	04/19/18	M	0.09%	Credit Suisse Securities (Europe) Limited	556,977 DKK	(976)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Rogers Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	241,090 USD	$(28,907)
Rollins, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	196,136 USD	278
Rosetta Stone, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	494,909 USD	(1,127)
Rowan Companies PLC	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	507,043 USD	(12,011)
Royal Dutch Shell PLC	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	7,016,582 EUR	255,094
Royal Gold, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	73,812 USD	1,152
Royal Mail PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	175,381 GBP	5,729
Royal Unibrew	04/19/18	M	0.09%	Credit Suisse Securities (Europe) Limited	606,248 DKK	472
RPM International, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	173,594 USD	(9,370)
RPX Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	593,146 USD	(10,893)
RR Donnelley & Sons Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	198,660 USD	1,606
RSA Insurance Group PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	4,535,783 GBP	(38,154)
RSA Insurance Group PLC	03/21/19	M	0.81%	JPMorgan Chase Bank, N.A.	3,169,000 GBP	(26,657)
RSP Permian, Inc.	08/06/18	M	0.00%	Deutsche Bank AG	5,832,341 USD	125,966
Rubis	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	293,232 EUR	(2,431)
Rudolph Technologies, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	284,225 USD	(18,693)
RWE AG	04/19/18	M	0.40%	Credit Suisse Securities (Europe) Limited	767,970 EUR	138,232
Ryder System, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	58,750 USD	719
S&P Global, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	137,548 USD	1,544
S&T AG	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	315,218 EUR	(56,236)
S.O.I.T.E.C.	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	129,418 EUR	(14,367)
Sabre Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	124,756 USD	(3,285)
Saeta Yield SA	07/30/18	M	0.06%	Deutsche Bank AG	247,048 EUR	(3,298)
Safe Bulkers, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	308,617 USD	(44,207)
Safety Insurance Group, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	95,665 USD	(986)
Safran SA	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	3,261,641 EUR	(113,504)
Safran SA	10/10/18	M	0.07%	JPMorgan Chase Bank, N.A.	8,860,000 EUR	(322,378)
SAIA, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	257,922 USD	(458)
Sally Beauty Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	2,289 USD	(52)
Salmar ASA	04/19/18	M	1.33%	Credit Suisse Securities (Europe) Limited	579,970 NOK	6,571
Salzgitter AG	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	63,908 EUR	(1,097)
SandRidge Energy, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	701,278 USD	22,960
Sanmina Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	333,887 USD	(17,263)
Sanofi	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	2,410,176 EUR	(40,300)
Sanofi	05/09/18	M	0.07%	JPMorgan Chase Bank, N.A.	3,311,500 EUR	(55,370)
Sanofi Aventis	07/06/18	M	0.55%	Morgan Stanley Capital Services LLC	5,905,231 EUR	(776,586)
SAP SE	05/09/18	M	0.07%	JPMorgan Chase Bank, N.A.	8,976,084 EUR	(368,154)
SAP SE	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	6,244,550 EUR	(168,247)
Sartorius AG	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	184,062 EUR	(11,269)
Saul Centers, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	105,664 USD	1,322

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
SBA Communications Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	2,555 USD	$8
SCANA Corp.	08/06/18	M	2.03%	Deutsche Bank AG	6,972,420 USD	(1,027,542)
SCANA Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	270,902 USD	(13,572)
ScanSource, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	699,264 USD	41,527
Schindler Holding AG	04/19/18	M	0.34%	Credit Suisse Securities (Europe) Limited	81,932 CHF	(2,096)
Schlumberger Ltd.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	571,840 USD	3,212
Schneider Electric SE	05/09/18	M	0.07%	JPMorgan Chase Bank, N.A.	4,585,147 EUR	(14,199)
Schneider Electric SE	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	4,039,287 EUR	(35,308)
Schneider National, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	434,424 USD	(14,076)
Schnitzer Steel Industries, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	398,772 USD	(27,006)
Scholastic Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	939,219 USD	32,286
Schweitzer Mauduit International, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	643,417 USD	(2,297)
Scorpio Tankers, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	328,661 USD	(33,168)
Seacor Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	611,001 USD	40,013
SeaCor Marine Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	510,960 USD	(8,775)
Sealed Air Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	4,466 USD	(101)
SEB SA	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	83,157 EUR	(2,446)
Secureworks Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	193,819 USD	(23,104)
Segro PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	172,755 GBP	(2,961)
SEI Investments Company	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	153,630 USD	(1,637)
Select Income REIT	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	56,468 USD	1,154
Select Medical Holdings Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	221,741 USD	(14,983)
Semgroup Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	264,289 USD	(6,034)
Semtech Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	72,253 USD	653
Seneca Foods Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	81,691 USD	(6,514)
Sensient Technologies Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	85,619 USD	630
Seres Therapeutics, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	273,192 USD	(49,374)
Service Corp International	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	7,855 USD	33
Ship Finance Internatiional Ltd.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	1,288,593 USD	(13,376)
Shire PLC	06/25/18	M	0.55%	Morgan Stanley Capital Services LLC	18,966,165 GBP	(2,480,197)
Shire PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	950,922 GBP	173,789
Shoe Carnival, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	200,050 USD	7,771
Shutterstock, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	111,121 USD	(8,369)
SIAS SpA	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	302,506 EUR	2,033

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Siegfried Holding AG REG	04/19/18	M	0.34%	Credit Suisse Securities (Europe) Limited	91,854 CHF	$(6,824)
Sientra, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	103,498 USD	(1,479)
Sigma Designs, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	85,805 USD	698
Sika AG	04/19/18	M	0.34%	Credit Suisse Securities (Europe) Limited	343,724 CHF	(7,217)
Silgan Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	254,744 USD	(8,745)
Silicon Laboratories, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	200,910 USD	(13,379)
Siltronic AG	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	528,123 EUR	(55,706)
Simpson Manufacturing Co., Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	242,590 USD	(885)
Simulations Plus, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	27,913 USD	(2,498)
Sirtex Medical Ltd.	06/06/19	M	2.28%	Credit Suisse Securities (Europe) Limited	422,874 AUD	2,978
Sirtex Medical Ltd.	07/30/18	M	2.28%	Deutsche Bank AG	1,424,390 AUD	7,630
Six Flags Entertainment Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	603,309 USD	2,979
SIXT SE	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	352,463 EUR	1,735
Sky PLC	07/30/18	M	0.85%	Deutsche Bank AG	4,963,010 GBP	2,113,120
Sky PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	1,860,072 GBP	(43,438)
Sky PLC	03/05/19	M	0.81%	JPMorgan Chase Bank, N.A.	7,059,845 GBP	(133,623)
Skywest, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	417,748 USD	(29,767)
SMA Solar Technology	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	167,929 EUR	(34,015)
Smith & Nephew PLC	04/11/19	M	0.81%	JPMorgan Chase Bank, N.A.	6,632,500 GBP	31,568
Smith & Nephew PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	2,754,172 GBP	13,109
Smurfit Kappa Group PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	57,157 GBP	(6,075)
Snap On, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	45,479 USD	(480)
Societe Generale SA	04/25/19	M	0.07%	JPMorgan Chase Bank, N.A.	4,560,000 EUR	(177,185)
Societe Generale SA	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	6,659,563 EUR	(69,568)
Sonae	04/19/18	M	0.04%	Credit Suisse Securities (Europe) Limited	232,273 EUR	(21,209)
Sonic Automotive, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	636,620 USD	(33,423)
Sonic Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	151,032 USD	4,057
Sonoco Products Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	912,670 USD	4,028
Sophos Group PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	103,151 GBP	(21,018)
Southern Copper Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	51,622 USD	607
Southern First Bancshares	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	84,498 USD	(2,129)
Southwest Airlines Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	656,702 USD	(4,626)
Southwest Gas Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	284,933 USD	(1,698)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
SP Plus Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	66,789 USD	$(2,353)
Spartan Motors, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	175,858 USD	4,725
Spartannash Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	293,239 USD	(13,026)
Sparton Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	15,533 USD	153
Speedway Motorsports, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	136,700 USD	(412)
Spie SA	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	2,433,375 EUR	(119,958)
Spie SA	04/03/19	M	0.07%	JPMorgan Chase Bank, N.A.	1,852,478 EUR	(44,693)
Spire, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	147,106 USD	4,073
Spok Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	410,887 USD	15,711
SPS Commerce, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	131,074 USD	3,152
SSAB AB	04/19/18	M	0.09%	Credit Suisse Securities (Europe) Limited	950,244 SEK	(3,574)
SSP Group PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	121,269 GBP	(1,274)
Staar Surgical Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	336,880 USD	(25,740)
Stag Industrial, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	108,570 USD	1,008
Standard Motor Products, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	530,862 USD	1,684
Standex International Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	461,718 USD	(30,736)
Startek, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	164,236 USD	(12,705)
Starwood Property Trust, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	319,281 USD	(4,508)
Steelcase, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	670,747 USD	(30,596)
Stemline Therapeutics, Inc.,	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	37,275 USD	746
Stepan Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	74,706 USD	(260)
Steris PLC	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	796,034 USD	(11,156)
Stewart Information Services	08/06/18	M	2.03%	Deutsche Bank AG	1,330,702 USD	3,361
Stock Yards BanCorp. Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	192,728 USD	(4,557)
Stora Enso Oyj	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	125,487 EUR	(2,146)
Stratasys Ltd.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	393,781 USD	(34,698)
Stryker Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	657,618 USD	(13,294)
Ströer SE & Co. KGaA	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	62,558 EUR	(373)
Sturm Ruger & Co., Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	159,535 USD	10,355
Sunrise Communications Group	04/19/18	M	0.34%	Credit Suisse Securities (Europe) Limited	222,094 CHF	(30,181)
Super Micro Computer, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	446,193 USD	(60,174)
Superior Industires International	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	444,670 USD	(73,879)
Superior Uniform Group, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	67,857 USD	(4,756)
Supernus Pharmaceuticals, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	73,567 USD	3,651

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Surmodics, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	353,796 USD	$12,169
Svenska Cellulosa AB	04/19/18	M	0.09%	Credit Suisse Securities (Europe) Limited	3,071,238 SEK	15,694
Swedbank AB	04/19/18	M	0.09%	Credit Suisse Securities (Europe) Limited	964,608 SEK	(12,751)
Swedish Match AB	04/19/18	M	0.09%	Credit Suisse Securities (Europe) Limited	899,840 SEK	2,184
Sykes Enterprises, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	717,073 USD	(53,218)
Syneos Health, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	63,637 USD	(1,725)
Synnex Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	215,164 USD	4,942
Synopsys, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	171,366 USD	(8,132)
Synovus Financial Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	191,913 USD	1,205
Syntel, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	707,502 USD	(44,334)
Systemax, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	383,076 USD	(11,041)
T. Rowe Price Group, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	21,785 USD	133
Tactile Systems Technology, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	416,539 USD	(1,199)
TAG Immobilien AG	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	292,701 EUR	17,847
Tailored Brands, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	352,752 USD	50,363
Targa Resources Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	17,760 USD	(336)
TCF Financial Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	135,582 USD	(2,965)
TDC A/S	04/19/18	M	0.09%	Credit Suisse Securities (Europe) Limited	2,663,726 DKK	3,359
TDC A/S	03/21/19	M	0.06%	JPMorgan Chase Bank, N.A.	99,480,000 DKK	125,442
Tech Data Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	235,419 USD	6,861
Technogym SpA	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	85,186 EUR	12,822
TechTarget	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	681,095 USD	31,921
Teekay Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	445,635 USD	(15,935)
Tegna, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	97,060 USD	(8,901)
Teleflex, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	461,765 USD	(11,981)
Telenor ASA	04/19/18	M	1.41%	Credit Suisse Securities (Europe) Limited	1,586,844 NOK	(344)
Telephone and Data Systems, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	489,730 USD	(3,802)
Temenos Group AG REG	04/19/18	M	0.34%	Credit Suisse Securities (Europe) Limited	428,090 CHF	(10,416)
Teradata Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	18,257 USD	(1,159)
Teradyne, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	128,378 USD	(8,572)
Terex Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	28,370 USD	(1,023)
Terreno Realty Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	190,854 USD	(1,808)
Territorial BanCorp. Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	123,203 USD	(3,941)
Tesco PLC	05/08/19	M	0.90%	Merrill Lynch International	— GBP	(2,826)
Tetra Tech, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	103,530 USD	(4,162)
Tetra Technologies, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	96,947 USD	(3,006)
Tetraphase Pharmaceuticals, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	31,043 USD	1,373

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Texas Instruements, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	732,100 USD	$(36,141)
Textainer Group Holdings Ltd.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	286,740 USD	(34,914)
TFS Financial Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	586,381 USD	(25,943)
Thales SA	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	3,073,652 EUR	59,797
Thermo Fisher Scientific, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	407,579 USD	(8,285)
Thermon Group Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	54,180 USD	(934)
Tiffany & Co.	05/08/19	M	2.18%	Credit Suisse Securities (Europe) Limited	4,921,399 USD	(229,519)
Tilly's, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	120,894 USD	(2,719)
Tim Participacs ADR	05/08/19	M	2.18%	Credit Suisse Securities (Europe) Limited	2,263,212 USD	(66,893)
Time Warner, Inc.	08/06/18	M	2.03%	Deutsche Bank AG	8,187,502 USD	(413,026)
Timken Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	180,902 USD	3,230
Tintri, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	209,768 USD	(93,815)
Titan Machinery, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	128,398 USD	20,619
Tivo Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	766,114 USD	(78,641)
TLG ImmobilienAG	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	350,532 EUR	(409)
Toll Brothers, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	4,496 USD	2
Tootsie Roll Industries	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	630,846 USD	(27,651)
Topdanmark A/S	04/19/18	M	0.09%	Credit Suisse Securities (Europe) Limited	1,215,845 DKK	(4,515)
Torchmark Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	185,265 USD	1,172
Toro Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	73,318 USD	561
Total SA	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	1,709,083 EUR	(34,526)
Total SA	02/19/19	M	0.07%	JPMorgan Chase Bank, N.A.	4,760,678 EUR	(96,172)
Total System Services, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	479,049 USD	(18,680)
Tower International, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	175,079 USD	(1,253)
Townsquare Media, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	105,868 USD	3,836
Travelport Worldwide Ltd.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	391,636 USD	50,002
Trecora Resources	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	90,573 USD	2,043
Tredegar Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	282,787 USD	(3,790)
Tribune Media Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	573,927 USD	(10,149)
TriMas Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	48,256 USD	464
Trimble, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	517,764 USD	(24,916)
Trinity Industries, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	386,620 USD	(1,063)
Triple-S Management Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	872,150 USD	(8,589)
Triton International Ltd.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	302,963 USD	(3,909)
Triumph Bancorp, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	250,880 USD	(12,992)
TrueBlue, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	69,630 USD	(4,051)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Tryg A/S	04/19/18	M	0.09%	Credit Suisse Securities (Europe) Limited	547,931 DKK	$(3,638)
TTEC Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	409,573 USD	(30,643)
TTM Technologies	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	171,684 USD	(15,802)
TUI AG	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	334,886 GBP	(3,937)
Tupperware Brands Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	105,336 USD	2,891
Tutor Perini Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	145,752 USD	2,292
Two Harbors Investment Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	124,682 USD	(2,152)
Tyler Technologies, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	108,585 USD	270
Tyson Foods, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	71,903 USD	(103)
U.S. Physical Therapy, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	890,757 USD	(10,278)
Ubisoft Entertainment	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	229,572 EUR	(9,142)
UBM PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	1,570,333 GBP	(16,239)
UBM PLC	10/10/18	M	0.81%	JPMorgan Chase Bank, N.A.	5,660,000 GBP	(44,896)
UBM PLC	07/30/18	M	0.85%	Deutsche Bank AG	1,070,603 GBP	83,899
UBS Group AG REG	04/19/18	M	0.34%	Credit Suisse Securities (Europe) Limited	5,116,570 CHF	(205,377)
UBS Group AG REG	01/03/19	M	0.51%	JPMorgan Chase Bank, N.A.	318,268 CHF	(13,777)
UDR, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	70,769 USD	(99)
UFP Technologies, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	78,193 USD	(3,056)
UGI Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	340,069 USD	5,252
Umicore NV	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	359,913 EUR	(21,749)
Umpqua Holdings Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	130,189 USD	(5,754)
Unibet Group PLC	04/19/18	M	0.09%	Credit Suisse Securities (Europe) Limited	2,503,065 SEK	(30,635)
Unicredit SpA	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	16,246,672 EUR	23,084
Unifi, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	696 USD	(7)
UniFirst Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	281,545 USD	7,000
Uniper SE	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	203,455 EUR	3,216
Unit Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	174,949 USD	11,210
Unite Group PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	272,190 GBP	7,184
United Internet AG	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	264,634 EUR	(33,748)
United Natural Foods, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	86,140 USD	126
United Parcel Service	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	156,821 USD	1,425
United Therapeutics Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	408,681 USD	10,197
UnitedHealth Group, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	451,086 USD	(5,324)
Unitil Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	354,268 USD	14,460
Universal Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	782,790 USD	(13,483)
Universal Forest Products	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	234 USD	(7)
Universal Health Services, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	749,970 USD	(29,326)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Universal Logistics Holdings	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	91,038 USD	$(3,139)
US Bancorp	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	364,251 USD	(11,458)
US Cellular Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	131,968 USD	1,061
US Ecology, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	21,636 USD	164
USA Technologies, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	53,405 USD	(3,338)
Utah Medical Products, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	349,247 USD	16,300
Valeo SA	04/19/18	M	0.40%	Credit Suisse Securities (EURope) Limited	811,345 EUR	(28,627)
Valero Energy Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	387,744 USD	684
Valhi, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	228,791 USD	(8,056)
Validus Holdings Ltd.	08/06/18	M	2.03%	Deutsche Bank AG	8,223,152 USD	2,713
Valmont Industries	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	237,419 USD	758
Valvoline, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	435,056 USD	(21,313)
Vanda Pharmaceuticals, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	383,044 USD	(14,753)
Varex Imaging Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	104,933 USD	(634)
Varian Medical Systems, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	636,271 USD	(11,246)
Varonis Systems, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	165,463 USD	4,784
Vasco Data Security International	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	267,327 USD	(15,554)
VAT Group AG	04/19/18	M	0.34%	Credit Suisse Securities (Europe) Limited	403,907 CHF	(23,342)
Vector Group Ltd.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	602,403 USD	(4,690)
Veeva Systems, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	14,160 USD	152
Vera Bradley, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	259,340 USD	19,162
Veracyte, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	148,095 USD	(16,979)
Verifone Systems, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	190,301 USD	(22,229)
Verint Systems, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	87,470 USD	7,443
Verisign, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	65,409 USD	(438)
Verisk Analytics, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	79,825 USD	1,399
Veritiv Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	113,985 USD	2,831
Verso Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	307,581 USD	(9,041)
Versum Materials, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	459,193 USD	(18,771)
Viad Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	471,131 USD	(19,379)
ViaSat, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	69,594 USD	(4,005)
Victrex PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	273,091 GBP	6,831
Vienna Insurance Group AG	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	148,658 EUR	6,877
Village Super Market, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	132,134 USD	5,965
Vinci SA	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	3,953,685 EUR	(79,723)
Virtusa Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	229,218 USD	(5,042)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Visa, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	32,305 USD	$(1,084)
Vishay Intertechnology, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	436,474 USD	(14,738)
Vishay Precision Group	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	462,264 USD	3,740
Vista Outdoor, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	146,707 USD	2,654
Vivendi	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	1,073,063 EUR	45
Vivendi	10/10/18	M	0.07%	JPMorgan Chase Bank, N.A.	13,012,000 EUR	(506,945)
Vocera Communcations, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	546,796 USD	(24,530)
Vodafone Group PLC	05/08/19	M	2.18%	Credit Suisse Securities (Europe) Limited	53,325 USD	(1,163)
Vodafone Group PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	7,666,129 GBP	(292,829)
Vodafone Group PLC	03/21/19	M	0.81%	JPMorgan Chase Bank, N.A.	5,035,000 GBP	(251,839)
Voestalpine AG	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	145,580 EUR	(5,540)
Volkswagen AG	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	2,883,578 EUR	28,346
Vonovia SE	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	104,892 EUR	5,496
Voxx International Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	62,161 USD	(6,216)
VSE Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	229,542 USD	(10,301)
W&T Offshore, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	165,434 USD	22,965
Wacker Chemie AG	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	184,964 EUR	6,883
Waddell & Reed Financial, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	31,531 USD	1,048
Wal-Mart Stores, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	34,874 USD	2
Washington REIT	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	207,578 USD	6,509
Waster Managemetn, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	236,056 USD	237
Waters Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	498,057 USD	(27,852)
WatsCo, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	429,358 USD	5,151
Watts Water Technologies	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	443,406 USD	(14,891)
WD 40 Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	166,483 USD	644
Web.Com Group, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	71,837 USD	(6,333)
Weis Markets, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	816,296 USD	64,897
WellCare Health Plans, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	276,418 USD	86
Werner Enterprises, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	257,989 USD	(11,723)
Wesco International, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	31,856 USD	720
West Pharmaceutical Services	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	452,941 USD	(9,813)
Western Alliance BanCorp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	56,943 USD	4

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Western Asset Mortgage Capital	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	40,241 USD	$(124)
Western Union Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	325,105 USD	(12,829)
WestRock Co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	684,521 USD	(24,083)
Weyco Group, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	97,321 USD	4,790
WGL Holdings, Inc.	08/06/18	M	2.03%	Deutsche Bank AG	9,327,754 USD	(50,969)
WGL Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	514,817 USD	(1,206)
WH Smith PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	77,122 GBP	(903)
Whirlpool Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	29,718 USD	(15)
White Mountains Insureance Group	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	292,842 USD	3,265
WIG20 Index	06/19/18		0.00%	Merrill Lynch International	94,076 PLN	(1,541)
Willdan Group, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	169,551 USD	13,704
William Demant Holding	04/19/18	M	0.09%	Credit Suisse Securities (Europe) Limited	878,498 DKK	(5,490)
William's Sonoma, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	146,535 USD	(4,242)
Williams Cos., Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	112,003 USD	(7,914)
Willis Lease Finance Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	97,838 USD	11,515
Willis Towers Watcon PLC	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	165,821 USD	219
Wintrust Financial Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	168,555 USD	3,028
Wirecard AG	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	544,963 EUR	(40,533)
Wizz Air Holdings PLC	04/19/18	M	0.92%	Credit Suisse Securities (Europe) Limited	342,741 GBP	(22,549)
Workiva, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	620,160 USD	(1,306)
World Fuel Services Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	359,811 USD	9,322
Worldline SA	04/19/18	M	0.05%	Credit Suisse Securities (Europe) Limited	234,487 EUR	(14,223)
Worthington Industries	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	104,002 USD	4,543
WP Carey, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	223,667 USD	117
WR Berkley Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	185,687 USD	2,969
Wright Medical Group NV	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	251,462 USD	(5,506)
Xcel Energy, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	100,657 USD	4,220
Xcerra Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	1,084,096 USD	27,675
Xerox Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	1,215,514 USD	(88,864)
Xilinx, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	307,495 USD	(13,406)
XL Group Ltd.	08/06/18	M	2.03%	Deutsche Bank AG	17,431,758 USD	(101,282)
XO Group, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	633,379 USD	(39,909)
XPO Logistics, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	2,619 USD	28
Xylem, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	189,991 USD	(2,152)
Yext, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	14,290 USD	359
York Water co.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	29,453 USD	(375)
Yum! Brands, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	369,270 USD	10,240
Zagg, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	18,031 USD	(572)
Zebra Technologies Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	33,564 USD	398
Zimmer Biomet Holdings, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	533,630 USD	(23,759)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zions Bancorporation	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	25,268 USD	$201
Zix Corp.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	156,401 USD	(729)
Zynga, Inc.	04/22/19	M	1.98%	Morgan Stanley Capital Services LLC	18,621 USD	(965)

Total Buys						$(23,680,792)

Sells
2U, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	345,476 USD	$13,305
3M Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	290,235 USD	(3,044)
A2A SpA	10/04/19	M	0.91%	Credit Suisse Securities (Europe) Limited	89,631 EUR	(4,412)
AAON, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	188,762 USD	(973)
ABM Industries, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	280,295 USD	9,208
ABN AMRO Group NV	04/19/18	M	0.40%	Credit Suisse Securities (Europe) Limited	1,926,475 EUR	11,954
Abraxas Petroleum Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	271,759 USD	(2,471)
Acadia Pharmaceuticals, Inc.	04/22/19	M	1.10%	Morgan Stanley Capital Services LLC	54,178 USD	4,901
Acadia Realty Trust	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	96,264 USD	(710)
Acceleron Pharma, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	175,142 USD	16,982
Acco Brands Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	38,333 USD	1,888
Achillion Pharmaceuticals	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	92,120 USD	6,679
Aclaris Therapeutics, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	664,572 USD	44,802
Activision Blizzard, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	438,490 USD	24,690
Actuant Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	84,364 USD	361
Acuity Brands, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	320,590 USD	12,841
Adamas Pharmaceuticals, Inc.	04/22/19	M	0.05%	Morgan Stanley Capital Services LLC	373,212 USD	15,572
Adobe Systems, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	429,170 USD	7,598
Adtalem Global Education, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	114,606 USD	4,243
Aduro Biotech, Inc.	04/22/19	M	0.75%	Morgan Stanley Capital Services LLC	234,444 USD	—
Advance Auto Parts, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	622,286 USD	(8,163)
Advanced Drainage Systems, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	462,066 USD	890
Advanced Micro Devices	04/22/19	M	0.55%	Morgan Stanley Capital Services LLC	683,150 USD	83,838
Advansix, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	236,523 USD	10,801
Aegon N.V.	04/19/18	M	0.40%	Credit Suisse Securities (Europe) Limited	4,660,153 EUR	153,753

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Aegon N.V.	03/21/19	M	0.67%	JPMorgan Chase Bank, N.A.	5,859,360 EUR	$202,187
Aerie Pharmaceuticals, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	578,892 USD	31,510
Aerohive Networks, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	25,814 USD	2,741
Aerojet Rocketdyne Holdings	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	782,963 USD	(560)
Aerovironment, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	179,095 USD	4,063
Ageas	04/19/18	M	0.40%	Credit Suisse Securities (Europe) Limited	1,009,722 EUR	27,102
Agenus, Inc.	04/22/19	M	0.75%	Morgan Stanley Capital Services LLC	118,198 USD	17,527
Agios Pharmaceuticals, Inc.	04/22/19	M	1.15%	Morgan Stanley Capital Services LLC	218,897 USD	4,142
AIB Group PLC	04/19/18	M	0.91%	Credit Suisse Securities (Europe) Limited	663,559 EUR	(8,772)
Aimmune Therapeutics, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	242,806 USD	(9,097)
Air Liquide SA	04/11/19	M	0.67%	JPMorgan Chase Bank, N.A.	2,796,750 EUR	75,119
Air Liquide SA	04/19/18	M	0.90%	Credit Suisse Securities (Europe) Limited	1,418,410 EUR	38,098
Air Products & Chemicals, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	220,932 USD	993
Air Transport Services Group	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	198,641 USD	11,778
Airbus SE	04/19/18	M	0.40%	Credit Suisse Securities (Europe) Limited	1,203,978 EUR	37,693
AK Steel Holding Corp.	04/22/19	M	0.75%	Morgan Stanley Capital Services LLC	980,966 USD	79,592
Akamai Technologies, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	300,127 USD	13,012
Akebia Therapeutics, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	211,118 USD	36,281
Akorn, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	309,740 USD	333
Alarm.com Holdings, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	119,836 USD	3,295
Alaska Air Group, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	107,673 USD	359
Albemarle Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	311,982 USD	12,431
Alcoa Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	275,743 USD	11,468
Alder Biopharmaceuticals, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	601,938 USD	32,343
Alexander & Baldwin, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	127,872 USD	5,444
Alexandria Real Estate Equities, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	47,394 USD	(439)
Alexion Pharmaceuticals, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	227,292 USD	20,534

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Alibaba	05/08/19	M	1.58%	Credit Suisse Securities (Europe) Limited	180,153,744 USD	$14,042,516
Allegheny Technologies, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	412,798 USD	43,485
Allegion PLC	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	239,702 USD	(816)
Allete, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	12,869 USD	(136)
Alliance Data Systems Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	453,569 USD	28,275
Allianz SE REG	04/19/18	M	0.40%	Credit Suisse Securities (Europe) Limited	328,072 EUR	1,091
Allison Transmission Holding	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	308,050 USD	(4,156)
Allstate Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	27,398 USD	285
Ally Financial, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	232,973 USD	2,171
Alnylam Pharmaceuticals, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	664,045 USD	99,749
Alphabet, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	448,395 USD	28,353
Alteryx, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	517,000 USD	29,959
Altice USA, Inc.	05/08/19	M	1.88%	Credit Suisse Securities (Europe) Limited	27,427 USD	1,777
Altra Industrial Motion Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	24,137 USD	564
Altran Technologies SA	04/25/19	M	0.37%	JPMorgan Chase Bank, N.A.	— EUR	(38,717)
Altran Technologies SA	04/19/18	M	0.40%	Credit Suisse Securities (Europe) Limited	462,249 EUR	82,212
Altran Technologies SA	01/23/19	M	0.37%	JPMorgan Chase Bank, N.A.	325,713 EUR	58,636
Altria Group, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	176,759 USD	1,079
Amazon.Com, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	767,007 USD	59,258
AMBAC Financial Group, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	232,525 USD	(20,143)
Ambarella, Inc.	04/22/19	M	0.75%	Morgan Stanley Capital Services LLC	343,593 USD	27,019
AMC Networks, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	864,174 USD	(15,657)
Ameren Corporation	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	247,971 USD	(8,393)
America Movil	05/08/19	M	1.58%	Credit Suisse Securities (Europe) Limited	509,633 USD	3,710
American Axle & Manufact. Holdings, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	157,898 USD	(4,591)
American Campus Communities	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	19,822 USD	(28)
American Electric Power	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	131,745 USD	(2,485)
American Express Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	450,878 USD	1,641
American Outdoor Brands Corp.	04/22/19	M	1.00%	Morgan Stanley Capital Services LLC	346,536 USD	2,312

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
American Public Education	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	242,104 USD	$(5,963)
American States Water Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	259,918 USD	561
American Tower Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	10,594 USD	(16)
American Water Works Co., Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	84,162 USD	(1,335)
American Woodmark Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	225,584 USD	19,036
Amicus Therapeutics, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	2,781 USD	(91)
Amtrust Financial Services	04/22/19	M	0.35%	Morgan Stanley Capital Services LLC	378,987 USD	5,761
Anadarko Petroleum Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	684,332 USD	(25,365)
Analog Devices, Inc.	05/08/19	M	1.58%	Credit Suisse Securities (Europe) Limited	1,177,720 USD	34,130
Anaptysbio, Inc.	04/22/19	M	0.32%	Morgan Stanley Capital Services LLC	1,001,407 USD	69,995
Anglo American PLC	04/19/18	M	0.52%	Credit Suisse Securities (Europe) Limited	10,314,268 GBP	866,305
Anheuser Busch Inbev SA NV	04/19/18	M	0.95%	Credit Suisse Securities (Europe) Limited	251,073 EUR	8,481
Antares Pharma, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	313,523 USD	7,914
Apache Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	330,164 USD	(28,123)
Apartment Investment & Management Co.	03/03/20	T	1.28%	Morgan Stanley Capital Services LLC	702,629 USD	(35,231)
Apogee Enterprises, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	280,403 USD	9,076
Apple, Inc.	01/23/20	T	1.38%	Goldman Sachs International	14,910,059 USD	58,006
Apple, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	84,743 USD	350
Applied Materials, Inc.	05/08/19	M	1.58%	Credit Suisse Securities (Europe) Limited	357,521 USD	27,698
Applied Materials, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	138,644 USD	10,741
Aptiv PLC	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	246,415 USD	(2,802)
Aqua America, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	95,958 USD	(1,692)
Aramark	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	315,618 USD	11,085
ArcBest Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	50,611 USD	3,818
Arch Coal, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	535,408 USD	21,339
Arconic, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	181,315 USD	8,976
Ardelyx, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	314,295 USD	14,825
Arena Pharmaceuticals, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	531,836 USD	(58,254)
Argan, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	146,580 USD	(6,322)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Arista Networks, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	615,849 USD	$72,060
Arkema	04/19/18	M	0.90%	Credit Suisse Securities (Europe) Limited	101,882 EUR	2,888
Armstrong World Industries	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	330,330 USD	8,294
Array Biopharma, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	657,917 USD	40,450
Asbury Automotive Group	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	263,959 USD	4,422
Ashford Hospitality Prime, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	128,274 USD	3,216
Ashford Hospitality Trust	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	54,439 USD	911
ASML Holding NV	05/08/19	M	1.58%	Credit Suisse Securities (Europe) Limited	1,490,515 USD	53,933
Aspen Insurance Holdings Ltd.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	245,057 USD	(19,782)
Assembly Biosciences, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	16,479 USD	2,278
Assicurazioni Generali	10/04/19	M	0.90%	Credit Suisse Securities (Europe) Limited	7,048,517 EUR	23,322
Assurant, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	7,293 USD	(111)
Astec Industries, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	24,942 USD	111
Astronics Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	99,278 USD	4,051
At Home Group, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	413,832 USD	(44,757)
AT&T, Inc.	08/06/18	M	1.48%	Deutsche Bank AG	3,171,876 USD	2,912
AT&T, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	52,816 USD	(196)
Atara Biotherapeutics, Inc.	04/22/19	M	1.35%	Morgan Stanley Capital Services LLC	147,218 USD	(1,528)
Atkore International Group, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	209,506 USD	7,235
Atlantia SpA	10/04/19	M	0.40%	Credit Suisse Securities (Europe) Limited	276,692 EUR	11,130
Atlas Financial Holdings, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	12,560 USD	1,816
Atlassian Corp PLC	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	88,180 USD	614
Audentes Therapeutics, Inc.	04/22/19	M	0.42%	Morgan Stanley Capital Services LLC	132,148 USD	(1,724)
Autodesk, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	651,299 USD	46,381
Autonation, Inc.	04/22/19	M	1.00%	Morgan Stanley Capital Services LLC	306,997 USD	12,657
Autozone, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	569,861 USD	(2,932)
AvalonBay Communities, Inc.	03/03/20	T	1.28%	Morgan Stanley Capital Services LLC	702,104 USD	(35,828)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
AvalonBay Communities, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	156,444 USD	$(615)
Avery Dennison Corp.	03/25/20	T	1.52%	Barclays Bank plc	28,011,187 USD	709,825
Avexis, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	351,620 USD	18,943
Avis Budget Group, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	886,600 USD	34,908
Axalta Coating Systems Ltd.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	611,353 USD	7,131
Axcelis Technologies, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	30,368 USD	3,062
Axis Capital Holdings Ltd.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	160,013 USD	(7,112)
Axon Enterprise, Inc.	04/22/19	M	0.75%	Morgan Stanley Capital Services LLC	456,064 USD	(8,148)
AZZ, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	66,057 USD	376
B. Riley Financial, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	50,406 USD	(1,600)
Babcock & Wilcox Enterprises, Inc.	04/22/19	M	1.68%	Morgan Stanley Capital Services LLC	— USD	—
Babcock & Wilcox Enterprises, Inc.	04/22/19	M	0.90%	Morgan Stanley Capital Services LLC	284,414 USD	3,908
Baker Hughes	05/08/19	M	1.58%	Credit Suisse Securities (Europe) Limited	212,236 USD	17,901
Banco Comercial Portugues SA	04/19/18	M	0.91%	Credit Suisse Securities (Europe) Limited	281,164 EUR	16,353
Banco Santander SA	04/25/19	M	0.67%	JPMorgan Chase Bank, N.A.	567,438 EUR	4,084
Banco Santander SA	04/20/18	M	0.96%	Credit Suisse Securities (Europe) Limited	645,957 EUR	(9,071)
BancorpSouth Bank	03/17/20	T	1.43%	Goldman Sachs International	2,606,504 USD	142,417
Bank of America Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	66,640 USD	4,380
Basic Energy Services, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	50,471 USD	46
Bayerische Motoren Werke AG	04/19/18	M	0.90%	Credit Suisse Securities (Europe) Limited	2,016,495 EUR	(85,283)
BB&T Corp.	03/03/20	T	1.28%	Morgan Stanley Capital Services LLC	12,005,020 USD	507,770
Beacon Roofing Supply, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	130,213 USD	2,526
Beasley Broadcast Group	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	35,502 USD	(4,161)
Beiersdorf AG	04/19/18	M	0.90%	Credit Suisse Securities (Europe) Limited	122,094 EUR	(7,833)
Bellicum Pharmaceuticals, Inc.	04/22/19	M	0.15%	Morgan Stanley Capital Services LLC	664,620 USD	121,485
Best Buy Co., Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	332,287 USD	(5,625)
Biglari Holdings, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	262,694 USD	11,522

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Biocryst Pharmaceuticals, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	832,733 USD	$94,418
Biohaven Pharmaceutical Holdings	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	528,277 USD	23,845
BioTelemetry, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	213,928 USD	16,822
BJ's Restaurants, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	426,776 USD	(20,608)
Black Hills Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	107,078 USD	(3,314)
Black Knight, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	46,916	569
Blackbaud, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	163,574 USD	10,045
Blackline, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	87,017 USD	1,029
Blackrock, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	77,391 USD	(1,159)
Bloomin Brands, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	374,217 USD	(11,568)
Blue Buffalo Pet Products, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	192,628 USD	(52)
Blue Capital Reinsurance Holdings Ltd.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	57,986 USD	(1,599)
Bluebird Bio, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	647,424 USD	108,878
Blueprint Medicines Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	649,486 USD	64,256
Bmc Stock Holdings, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	12,531 USD	312
Boeing Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	612,133 USD	2,604
Boingo Wireless, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	1,057,865 USD	99,068
Bojangles, Inc.	04/22/19	M	1.00%	Morgan Stanley Capital Services LLC	467,566 USD	8,314
Booking Holdings, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	394,682 USD	(6,833)
Boot Barn Holdings, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	303,886 USD	5,756
Boston Beer Company, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	73,765 USD	(910)
Boston Properties, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	145,793 USD	(223)
Bouygues SA	04/19/18	M	0.90%	Credit Suisse Securities (Europe) Limited	328,618 EUR	7,623
Box, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	211,891 USD	5,425
Boyd Gaming Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	248,821 USD	8,819
Brandywine Realty Trust	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	11,040 USD	131
Brink's Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	420,598 USD	8,267
Brixmor Property Group, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	191,672 USD	376
Broadcom Ltd.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	93,462 USD	1,322
Brookfield Property Partners	08/06/18	M	1.49%	Deutsche Bank AG	59,989 USD	(863)
Brown Forman Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	51,597 USD	(1,008)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Brunswick Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	221,947 USD	$4,461
Builders Firstsource, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	154,476 USD	8,810
Bunge Ltd.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	69,055 USD	(596)
Burberry Group PLC	04/19/18	M	0.01%	Credit Suisse Securities (Europe) Limited	112,413 GBP	(2,305)
Burlington Stores, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	101,947 USD	(3,109)
BWX Technologies, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	253,607 USD	(640)
Cable One, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	477,079 USD	10,531
Cabot Oil & Gas Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	409,779 USD	17,490
Caesar's Entertainment Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	605,331 USD	56,140
Caesarstone Ltd.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	101,149 USD	2,997
Cal Maine Foods, Inc.	04/22/19	M	0.55%	Morgan Stanley Capital Services LLC	429,887 USD	3,899
California Resources Corp.	04/22/19	M	0.45%	Morgan Stanley Capital Services LLC	443,286 USD	(51,766)
California Water Service Group	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	208,020 USD	(841)
Calithera Biosciences, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	468,173 USD	43,786
Callon Petroleum Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	449,169 USD	(70,673)
Camden Property Trust	03/03/20	T	1.28%	Morgan Stanley Capital Services LLC	704,924 USD	(34,345)
Camden Property Trust	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	3,788 USD	—
Camping World Holdings, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	685,521 USD	69,804
Carbonite, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	549,662 USD	28,930
Cardtronics PLC	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	420,015 USD	68,967
Carmax, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	555,148 USD	(577)
Carnival Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	121,837 USD	2,612
Carrizo Oil & Gas, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	1,410,058 USD	(51,142)
Carter's, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	207,961 USD	7,568
Caterpillar, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	141,275 USD	232
Cathay General Bancorp	03/03/20	T	1.28%	Morgan Stanley Capital Services LLC	8,696,573 USD	285,181
Cavco Industries Inc	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	287,147 USD	2,197
CBL & Associates Properties	04/22/19	M	0.30%	Morgan Stanley Capital Services LLC	444,808 USD	9,397
CBRE Group, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	24,731 USD	(12)
CBS Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	861,759 USD	(5,909)
Celanese Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	226,970 USD	2,299
Celgene Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	246,754 USD	1,516

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Celldex Therapeutics, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	42,704 USD	$2,744
Centennial Resource Development, Inc.	04/22/19	M	1.25%	Morgan Stanley Capital Services LLC	731,303 USD	(12,019)
Centerpoint Energy, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	544,188 USD	(9,703)
Central Garden & Pet Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	170,070 USD	(6,445)
Century Aluminum Company	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	572,848 USD	70,231
Century Communities, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	310,258 USD	2,881
CenturyLink, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	208,969 USD	6,650
Cerus Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	323,098 USD	(14,798)
Chart Industries, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	172,649 USD	1,640
Charter Communications, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	771,776 USD	56,281
Chefs' Warehouse, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	163,216 USD	31
Chegg, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	663,418 USD	32,957
Chemocentryx, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	152,322 USD	2,749
Chemours Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	765,150 USD	8,391
Chesapeake Energy Corp.	04/22/19	M	1.55%	Morgan Stanley Capital Services LLC	93,221 USD	—
Children's Place, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	90,955 USD	(4,396)
Chipotle Mexican Grill, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	1,002,226 USD	(12,662)
Choice Properties REIT	08/07/18	M	1.30%	Deutsche Bank AG	73,652 CAD	1,152
Church & Dwight Co, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	316,398 USD	(4,194)
Churchill Downs, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	198,640 USD	11,454
Cigna Corp.	08/06/18	M	1.47%	Deutsche Bank AG	4,756,980 USD	21,512
Cimarex Energy Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	509,966 USD	(5,219)
Cimpress NV	04/22/19	M	0.55%	Morgan Stanley Capital Services LLC	197,408 USD	8,829
Cincinnati Bell, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	392,253 USD	19,909
Cintas Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	357,201 USD	5,124
Circor International, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	283,008 USD	8,619
Citizens Financial Group	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	59,307 USD	703

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Citrix Systems, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	32,103 USD	$(98)
Clean Harbors, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	28,289 USD	662
Cleveland Cliffs, Inc.	04/22/19	M	1.00%	Morgan Stanley Capital Services LLC	802,419 USD	35,320
Clipper Realty, Inc.	04/22/19	M	0.05%	Morgan Stanley Capital Services LLC	57,733 USD	2,068
Clorox Company	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	333,544 USD	(2,559)
Cloudera, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	336,444 USD	(29,876)
Clovis Oncology, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	1,192,717 USD	119,927
CME Group, Inc.	08/06/18	M	0.00%	Deutsche Bank AG	380,206 USD	(8,616)
CMS Energy Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	709,632 USD	(25,651)
CNP Assurances	04/19/18	M	0.40%	Credit Suisse Securities (Europe) Limited	549,805 EUR	7,183
Coca-Cola Bottling Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	183,270 USD	6,973
Coeur Mining, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	476,261 USD	15,549
Cognex Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	28,685 USD	1,703
Coherent, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	818,782 USD	101,977
Coherus Biosciences, Inc.	04/22/19	M	0.90%	Morgan Stanley Capital Services LLC	742,178 USD	66,946
Colgate Palmolive Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	27,557 USD	31
Collegium Pharmaceutical, Inc.	04/22/19	M	0.50%	Morgan Stanley Capital Services LLC	202,879 USD	8,086
Colony NorthStar, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	117,198 USD	8,867
Columbia Sportswear Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	1,466 USD	13
Columbus McKinnon Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	213,919 USD	5,975
Comcast Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	443,669 USD	24,301
Commerce Bancshares, Inc.	03/03/20	T	1.28%	Morgan Stanley Capital Services LLC	10,346,817 USD	(317,762)
Commercial Vehicle Group, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	138,787 USD	9,827
Commerzbank AG	04/25/19	M	0.67%	JPMorgan Chase Bank, N.A.	415,512 EUR	58,259
Commscope Holding Co, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	63,255 USD	781
Compagnie Financiere Richemont SA	04/19/18	M	1.34%	Credit Suisse Securities (Europe) Limited	1,233,077 CHF	(14,602)
Conatus Pharmaceuticals, Inc.	04/22/19	M	1.70%	Morgan Stanley Capital Services LLC	37,116 USD	2,312
Concert Pharmaceuticals, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	59,676 USD	(1,169)
Concho Resources, Inc.	08/06/18	M	0.00%	Deutsche Bank AG	5,839,682 USD	(158,936)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Concho Resources, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	476,105 USD	$(2,545)
Conn's, Inc.	04/22/19	M	0.15%	Morgan Stanley Capital Services LLC	190,435 USD	(10,505)
ConocoPhillips	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	88,965 USD	208
Consolidated Communications	04/22/19	M	1.10%	Morgan Stanley Capital Services LLC	243,008 USD	18,141
Consolidated Edison, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	59,536 USD	(867)
Constellation Brands, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	142,981 USD	(5,851)
Continental Building Product	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	51,661 USD	(2,070)
Continental Resources, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	726,708 USD	(88,393)
Cooper Standard Holding	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	14,990 USD	7
Copart, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	227,054 USD	(2,844)
Corcept Therapeutics, Inc.	04/22/19	M	1.10%	Morgan Stanley Capital Services LLC	427,403 USD	33,376
Core Mark Holding Co., Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	285,298 USD	13,914
Corecivic, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	239,237 USD	20,301
Cornerstone Ondemand, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	335,262 USD	36,814
Corporate Office Properties	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	44,254 USD	317
Corvus Pharmaceuticals, Inc.	04/22/19	M	0.75%	Morgan Stanley Capital Services LLC	29,382 USD	(3,144)
CoStar Group, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	67,072 USD	(24)
Costco Wholesale Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	446,080 USD	(8,601)
Coty, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	494,482 USD	7,190
Coupa Software, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	84,702 USD	1,993
Cousins Properties, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	32,592 USD	(227)
Cowen, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	193,600 USD	7,744
Craft Brew Alliance, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	57,551 USD	913
Crawford & Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	36,137 USD	(88)
Credit Suisse Group AG REG	10/16/18	M	1.11%	JPMorgan Chase Bank, N.A.	2,706,938 CHF	208,345
Crown Castle International Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	6,948 USD	43
CSL, Ltd.	03/06/19	M	1.01%	Morgan Stanley Capital Services LLC	10,557,285 AUD	198,203
CSX Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	479,357 USD	8,385
CVR Energy, Inc.	04/22/19	M	0.25%	Morgan Stanley Capital Services LLC	69,778 USD	635
CVS Health Corp.	08/06/18	M	1.48%	Deutsche Bank AG	3,490,997 USD	417,512

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Cyberoptics Corp.	04/22/19	M	0.50%	Morgan Stanley Capital Services LLC	230,328 USD	$8,027
Cytokinetics, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	709,309 USD	95,610
Cytomx Therapeutics, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	390,847 USD	64,497
Daimler AG	04/19/18	M	0.90%	Credit Suisse Securities (Europe) Limited	1,147,785 EUR	(20,893)
Darden Restaurants, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	260,919 USD	23,327
DDR Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	295,508 USD	(18,369)
Deckers Outdoor Corp.	01/10/20	T	1.38%	Goldman Sachs International	13,224,013 USD	(1,530,464)
Deckers Outdoor Corp.	03/23/20	T	1.49%	Barclays Bank plc	18,059,318 USD	653,818
Deckers Outdoor Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	142,109 USD	1,573
Deere & Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	312,915 USD	3,052
Dell Technologies, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	429,002 USD	23,711
Delphi Technologies PLC	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	208,827 USD	(118)
Denbury Resources, Inc.	04/22/19	M	0.90%	Morgan Stanley Capital Services LLC	593,495 USD	(82,214)
Dentsply Sirona, Inc.	03/23/20	T	1.38%	Goldman Sachs International	15,682,189 USD	1,217,611
Depomed, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	262,337 USD	16,069
Dermira, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	959,497 USD	132,476
Deutsche Telekom AG	04/19/18	M	0.40%	Credit Suisse Securities (Europe) Limited	2,500,167 EUR	(30,930)
Deutsche Telekom AG	04/25/19	M	0.67%	JPMorgan Chase Bank, N.A.	1,995,000 EUR	9,228
Devon Energy Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	507,011 USD	(1,279)
Dexcom, Inc.	04/22/19	M	1.10%	Morgan Stanley Capital Services LLC	476,402 USD	(64,966)
Diamondback Energy, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	839,787 USD	(10,681)
Dick's Sporting Goods, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	337,376 USD	(2,784)
Diebold Nixdorf, Inc.	04/22/19	M	0.50%	Morgan Stanley Capital Services LLC	98,472 USD	10,815
Digital Realty Trust, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	15,604 USD	7
Discover Financial Services	03/03/20	T	1.28%	Morgan Stanley Capital Services LLC	10,533,091 USD	952,158
Discover Financial Services	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	5,712 USD	(42)
Dish Network Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	787,933 USD	43,053
Distribuidora Internacional	04/20/18	M	0.96%	Credit Suisse Securities (Europe) Limited	1,126,628 EUR	84,233
DNB ASA	04/19/18	M	0.46%	Credit Suisse Securities (Europe) Limited	3,340,562 NOK	10,651
Dollar General Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	235,083 USD	(2,160)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Dollar Tree, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	541,961 USD	$(5,232)
Dominion Energy, Inc.	08/06/18	M	1.48%	Deutsche Bank AG	6,392,098 USD	541,602
Dominion Energy, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	318,229 USD	11,558
Dorman Products, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	222,369 USD	5,664
DowDuPont, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	200,421 USD	1,773
DTE Energy Company	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	120,583 USD	(417)
DXC Technology Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	173,090 USD	6,512
DXP Enterprises, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	363,547 USD	(73,900)
Dycom Industries, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	497,041 USD	17,334
Dynavax Technologies Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	594,383 USD	(120,852)
E-Trade Financial Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	28,545 USD	(490)
E. W. Scripps Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	134,218 USD	10,996
Eagle Bancorp, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	54,712 USD	907
Eagle Materials, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	413,705 USD	(16,425)
Eagle Pharmaceuticals, Inc.	04/22/19	M	0.90%	Morgan Stanley Capital Services LLC	88,921 USD	(73)
Earthstone Energy, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	184,453 USD	(17,167)
Eastman Chemical Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	32,591 USD	(245)
Ebay, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	356,733 USD	17,872
Ebix, Inc.	04/22/19	M	0.95%	Morgan Stanley Capital Services LLC	41,359 USD	2,545
Echo Global Logistics, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	190,265 USD	(37)
Ecolab, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	90,407 USD	(1,978)
Edgewell Personal Care Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	310,078 USD	950
Edison International	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	425,100 USD	1,443
Editas Medicine, Inc.	04/22/19	M	0.95%	Morgan Stanley Capital Services LLC	584,138 USD	85,960
EDP Energias De Portugal SA	04/19/18	M	0.41%	Credit Suisse Securities (Europe) Limited	433,563 EUR	(5,914)
Ehealth, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	154,230 USD	6,465
Eldorado Resorts, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	559,351 USD	63,229
Electro Scientific Industries, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	79,174 USD	1,738
Electronic Arts, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	561,211 USD	29,573

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Electronics for Imaging	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	144,504 USD	$4,656
Elisa Oyj	04/19/18	M	0.90%	Credit Suisse Securities (Europe) Limited	787,556 EUR	(18,259)
Ellie Mae, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	183,526 USD	6,542
Emerald Expositions Events, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	191,881 USD	(4,848)
Emerson Electric Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	89,972 USD	21
Enagas SA	04/20/18	M	0.41%	Credit Suisse Securities (Europe) Limited	254,762 EUR	(11,399)
Encore Capital Group, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	13,563 USD	(133)
Endo International PLC	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	208,039 USD	27,373
Endologix, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	390,694 USD	(16,359)
Endurance International Group Holdings, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	136,993 USD	12,607
Energen Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	290,817 USD	(30,209)
Energizer Holdings, Inc.	01/21/20	T	1.38%	Goldman Sachs International	20,092,127 USD	(2,901,999)
Energizer Holdings, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	366,368 USD	(53,552)
Energy Recovery, Inc.	04/22/19	M	0.75%	Morgan Stanley Capital Services LLC	598,620 USD	36,405
Enersys	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	50,323 USD	(663)
Enova International, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	67,112 USD	1,778
Entercom Communications	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	346,598 USD	10,450
Entergy Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	39,042 USD	(585)
EOG Resources, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	424,412 USD	(5,090)
Epizyme, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	462,651 USD	46,538
EPR Properties	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	151,327 USD	528
EQT Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	627,338 USD	27,239
Equifax, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	529,395 USD	17,275
Equity Residential	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	21,591 USD	24
Ericsson LM	04/11/19	M	0.94%	JPMorgan Chase Bank, N.A.	5,626,000 SEK	40,001
Ericsson LM	04/19/18	M	1.09%	Credit Suisse Securities (Europe) Limited	4,701,704 SEK	33,429
Erste Group Bank AG	04/19/18	M	0.40%	Credit Suisse Securities (Europe) Limited	4,006,003 EUR	95,603
Esperion Therapeutics, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	199,879 USD	7,987
Essex Property Trust, Inc.	03/03/20	T	1.28%	Morgan Stanley Capital Services LLC	704,917 USD	(47,689)
Essex Property Trust, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	44,286 USD	(240)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Essilor International S.A.	04/11/19	M	0.67%	JPMorgan Chase Bank, N.A.	2,237,000 EUR	$55,370
Essilor International S.A.	04/19/18	M	0.90%	Credit Suisse Securities (Europe) Limited	328,951 EUR	8,142
Essilor International S.A.	07/06/18	M	0.35%	Morgan Stanley Capital Services LLC	9,082,335 EUR	(81,182)
Estee Lauder Companies	06/05/18	T	1.45%	Skandinaviska Enskilda Banken AB (publ)	13,745,876 USD	(1,184,801)
Estee Lauder Companies	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	513,498 USD	(16,062)
Etsy, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	137,725 USD	876
Evercore Partners, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	88,431 USD	(513)
Everi Holdings, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	52,285 USD	3,779
Eversource Energy	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	137,505 USD	(2,548)
Evonik Industries AG	04/19/18	M	0.90%	Credit Suisse Securities (Europe) Limited	259,232 EUR	(3,263)
Evoqua Water Technologies LLC	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	290,482 USD	6,665
Exact Sciences Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	377,887 USD	67,507
Exelixis, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	154,316 USD	16,211
Expedia, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	448,921 USD	1,650
Express, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	26,028 USD	109
Exterran Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	55,929 USD	2,983
Extraction Oil & Gas, Inc.	04/22/19	M	0.85%	Morgan Stanley Capital Services LLC	543,458 USD	53,062
Extreme Networks, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	83,498 USD	10,945
EZCorp, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	98,486 USD	(752)
Fabrinet	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	166,172 USD	8,551
Facebook, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	464,618 USD	49,004
Fairmount Santrol Holdings	04/22/19	M	0.05%	Morgan Stanley Capital Services LLC	1,098,506 USD	(31,918)
Fastenal Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	26,443 USD	1,386
Fate Therapeutics, Inc.	04/22/19	M	0.25%	Morgan Stanley Capital Services LLC	410,453 USD	72,962
FCB Financial Holdings	03/03/20	T	1.28%	Morgan Stanley Capital Services LLC	9,862,317 USD	627,474
Federal Realty Investment Trust	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	89,380 USD	91
Federated National Holding Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	144,919 USD	10,763
Ferro Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	323,729 USD	3,827
Fiat Chrysler Automoblies NV	10/04/19	M	0.90%	Credit Suisse Securities (Europe) Limited	234,069 EUR	11,742
Fibrogen, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	650,885 USD	56,522

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Fifth Third Bancorp	03/03/20	T	1.28%	Morgan Stanley Capital Services LLC	10,397,473 USD	$486,329
Financial Engines, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	394,525 USD	(3,985)
Financial Select Sector SPDR Fund	03/31/20	T	1.43%	Goldman Sachs International	2,082,463 USD	(34,554)
Finisar Corporation	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	368,346 USD	58,091
FireEye, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	163,152 USD	10,715
First Bancorp Puerto Rico	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	61,140 USD	3,540
First Commonwealth Financial Corp.	03/16/20	T	1.43%	Goldman Sachs International	183,336 USD	10,823
First Data Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	316,341 USD	9,957
First Financial Bancorp	04/01/20	T	0.25%	Goldman Sachs International	8,538,689 USD	(224,281)
First Financial BanCorp	08/06/18	M	1.48%	Deutsche Bank AG	1,117,604 USD	(159,121)
First Foundation, Inc.	03/03/20	T	1.28%	Morgan Stanley Capital Services LLC	898,375 USD	25,252
First Foundation, Inc.	03/09/20	T	1.43%	Goldman Sachs International	2,608,338 USD	81,726
Five Below	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	615,704 USD	(38,269)
Five Prime Therapeutics, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	273,289 USD	(11,315)
Fleetcor Technologies, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	131,862 USD	2,465
Flexion Therapeutics, Inc.	04/22/19	M	1.15%	Morgan Stanley Capital Services LLC	724,683 USD	51,554
Floor & DeCor Holdings Inc. A	04/22/19	M	1.38%	Morgan Stanley Capital Services LLC	419,533 USD	(49,495)
Flotek Industries, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	177,865 USD	3,356
Flowserve Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	131,857 USD	1,564
Fluor Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	50,546 USD	(94)
FMC Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	442,085 USD	21,945
FNF Group	08/06/18	M	1.48%	Deutsche Bank AG	712,769 USD	18,262
Foot Locker, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	305,808 USD	(14,565)
Ford Motor Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	71,302 USD	(64)
FormFactor, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	51,862 USD	4,510
Fortum Oyj	04/19/18	M	0.40%	Credit Suisse Securities (Europe) Limited	1,802,180 EUR	61,168
Fortune Brands Home & Security, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	38,203 USD	(134)
Forum Energy Technologies, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	167,515 USD	13,317

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Fox Factory Holding Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	298,376 USD	$21,794
Francesca's Holdings Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	184,518 USD	8,661
Franklin Financial Network	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	5,190 USD	40
Freeport-McMoRan, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	596,392 USD	27,212
Fresenius SE & Co. KGaA	07/06/18	M	0.35%	Morgan Stanley Capital Services LLC	3,853,982 EUR	199,679
Freshpet, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	2,256 USD	200
Fulton Financial Corp.	03/03/20	T	1.28%	Morgan Stanley Capital Services LLC	10,110,122 USD	308,963
G-III Apparel Group Ltd.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	291,567 USD	(13,378)
G1 Therapeutics, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	325,305 USD	(3,550)
Gain Capital Holdings, Inc.	04/22/19	M	0.25%	Morgan Stanley Capital Services LLC	305,747 USD	15,072
Gardner Denver Holdings, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	160,491 USD	9,730
Gartner, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	213,362 USD	7,527
GCI Liberty, Inc.	04/22/19	M	1.28%	Morgan Stanley Capital Services LLC	50,069 USD	(1,208)
GCP Applied Technologies	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	565,876 USD	22,728
Generac Holdings, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	369,315 USD	2,953
General Cable Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	209,766 USD	1,293
General Dynamics Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	548,038 USD	4,182
General Electric Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	221,718 USD	13,587
Genmark Diagnostics, Inc.	04/22/19	M	0.90%	Morgan Stanley Capital Services LLC	387,311 USD	(8,112)
Genworth Financial, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	107,044 USD	3,299
GEO Group, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	187,152 USD	10,414
GGP, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	91,408 USD	4,944
Gibraltar Industries, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	287,692 USD	7,854
Givaudan REG	04/19/18	M	1.34%	Credit Suisse Securities (Europe) Limited	557,022 CHF	(4,588)
Global Blood Therapeutics, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	549,208 USD	51,573
Global Net Lease, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	159,189 USD	(1,846)
GMS, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	31,706 USD	2,583
GoDaddy, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	452,720 USD	11,233
Golden Entertainment, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	19,144 USD	653

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Government Properties Income	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	57,980 USD	$799
Grand Canyon Education, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	197,398 USD	1,512
Gray Television, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	474,225 USD	21,394
Green Bancorp, Inc.	03/03/20	T	1.28%	Morgan Stanley Capital Services LLC	602,416 USD	25,229
Greenhill & Co., Inc.	04/22/19	M	0.15%	Morgan Stanley Capital Services LLC	281,533 USD	19,147
Greenlight Capital Re, Ltd.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	23,553 USD	(297)
Griffon Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	42,072 USD	2,798
Groupon, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	431,208 USD	19,902
Grubhub, Inc.	04/22/19	M	0.95%	Morgan Stanley Capital Services LLC	424,196 USD	26,535
GTT Communications, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	384,259 USD	18,260
Guidewire Software, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	126,844 USD	2,851
H&R Block, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	6,464 USD	315
Hain Celestial Group, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	412,523 USD	26,817
HalCon Resources Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	138,321 USD	9,252
Halliburton Co.	05/08/19	M	1.58%	Credit Suisse Securities (Europe) Limited	264,815 USD	(13,445)
Halozyme Therapeutics, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	28,500 USD	1,799
Hamilton Beach Brand	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	220,875 USD	18,860
Hammerson PLC	02/14/19	M	0.16%	Credit Suisse Securities (Europe) Limited	800,866 GBP	(70,330)
Hammerson PLC	07/30/18	M	0.20%	Deutsche Bank AG	1,584,289 GBP	(26,118)
Hanesbrands, Inc.	04/22/19	M	0.65%	Morgan Stanley Capital Services LLC	507,866 USD	25,410
Harley Davidson, Inc.	04/22/19	M	0.30%	Morgan Stanley Capital Services LLC	220,678 USD	2,805
Harris Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	73,701 USD	318
Harsco Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	538,457 USD	(9,284)
Hartford Financial Svervices Group	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	134,112 USD	5,209
Hasbro, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	201,522 USD	7,379
Hawaiian Holdings, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	305,344 USD	(16,640)
HC2 Holdings, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	104,019 USD	197
HCI Group, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	357,099 USD	10,110
HCP, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	207,032 USD	(2,526)
HD Supply Holdings, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	301,941 USD	2,290
Healthcare Services Group	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	370,375 USD	10,622
HealthEquity, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	28,549 USD	(631)
Heico Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	246,312 USD	6,196

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hennes & Mauritz AB	04/19/18	M	1.09%	Credit Suisse Securities (Europe) Limited	4,571,649 SEK	$27,579
Hennes & Mauritz AB	10/10/18	M	0.94%	JPMorgan Chase Bank, N.A.	13,182,000 SEK	79,523
Herbalife Ltd.	04/22/19	M	0.25%	Morgan Stanley Capital Services LLC	582,814 USD	1,113
Herc Holdings, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	518,164 USD	30,325
Heron Therapeutics, Inc.	04/22/19	M	1.10%	Morgan Stanley Capital Services LLC	187,902 USD	(48,906)
Hertz Global Holdings, Inc.	04/22/19	M	0.90%	Morgan Stanley Capital Services LLC	750,578 USD	14,421
Hess Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	3,743 USD	(3)
Hexcel Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	45,097 USD	1,887
Hibbett Sports, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	188,615 USD	(12,014)
Highwoods Properties, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	56,943 USD	(286)
Home Depot, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	247,696 USD	(770)
Honeywell International, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	322,762 USD	(74)
Horizon Global Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	630,420 USD	72,424
Horizon Pharma PLC	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	316,545 USD	18,274
Hospitality Properties Trust	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	11,805 USD	(80)
Hostess Brands, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	489,969 USD	(12,921)
Houghton Mifflin Harcourt Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	22,484 USD	1,787
Howard Hughes Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	26,884 USD	(246)
HSBC Holdings PLC	04/11/19	M	0.21%	JPMorgan Chase Bank, N.A.	9,330,363 GBP	632,808
HSBC Holdings PLC	04/19/18	M	0.52%	Credit Suisse Securities (Europe) Limited	49,749 GBP	4,263
Hub Group, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	110,133 USD	6,848
HubSpot, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	427,917 USD	29,590
Hudson Technologies, Inc.	04/22/19	M	0.95%	Morgan Stanley Capital Services LLC	341,338 USD	33,636
Huntington Ingalls Industries	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	554,970 USD	(7,978)
Huntsman Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	204,205 USD	8,991
Hyatt Hotels Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	252,104 USD	11,122
IAC/ InterActiveCorp	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	24,115 USD	(280)
Iberdrola SA	04/20/18	M	0.96%	Credit Suisse Securities (Europe) Limited	684,917 EUR	8,936
Iberdrola SA	04/10/19	M	0.67%	JPMorgan Chase Bank, N.A.	603,600 EUR	7,875
IBEX 35 Index	04/24/18		0.00%	Merrill Lynch International	3,144,078 EUR	(17,781)
Ichor Holdings, Ltd.	04/22/19	M	0.75%	Morgan Stanley Capital Services LLC	601,174 USD	53,398

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
II VI, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	140,456 USD	$13,379
Illinois Tool Works	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	77,677 USD	(26)
IMAX Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	624,496 USD	57,578
ImmunoGen, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	178,800 USD	23,378
Immunomedics, Inc.	04/22/19	M	0.75%	Morgan Stanley Capital Services LLC	688,305 USD	56,510
Impax Laboratories, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	9,176 USD	(24)
Imperva, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	24,331 USD	1,771
Incyte Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	392,368 USD	22,049
Infineon Technologies AG	04/19/18	M	0.40%	Credit Suisse Securities (Europe) Limited	633,050 EUR	44,783
Infinera Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	415,403 USD	17,232
Infinity Property & Casualty	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	73,458 USD	(187)
Informa PLC	07/30/18	M	0.20%	Deutsche Bank AG	857,633 GBP	(78,380)
Ingevity Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	495,699 USD	16,935
Inovio Pharmaceuticals, Inc.	04/22/19	M	0.30%	Morgan Stanley Capital Services LLC	548,207 USD	14,725
Inphi Corp.	04/22/19	M	0.05%	Morgan Stanley Capital Services LLC	518,814 USD	40,796
Insmed, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	1,021,305 USD	74,902
Insperity, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	113,772 USD	(82)
Inspired Entertainment, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	24,226 USD	218
Installed Building Products	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	834,772 USD	13,408
Insteel Industries, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	86,223 USD	3,554
Intellia Therapeutics, Inc.	04/22/19	M	0.30%	Morgan Stanley Capital Services LLC	67,743 USD	4,072
Intelsat SA	04/22/19	M	0.75%	Morgan Stanley Capital Services LLC	795,358 USD	166,735
Interactive Brokers Group, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	24,784 USD	107
Intercept Pharmaceuticals, Inc.	04/22/19	M	1.25%	Morgan Stanley Capital Services LLC	442,350 USD	21,676
Internap Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	747,987 USD	127,202
International Business Machines Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	110,652 USD	(1,477)
Interpublic Group of Cos., Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	81,447 USD	1,832
Intesa San Paolo	10/04/19	M	0.90%	Credit Suisse Securities (Europe) Limited	3,262,928 EUR	96,117
Intra-Cellular Therapies, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	244,630 USD	22,784
Intrexon Corp.	04/22/19	M	1.70%	Morgan Stanley Capital Services LLC	111,616 USD	10,008

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Investors Bancorp, Inc.	03/03/20	T	1.28%	Morgan Stanley Capital Services LLC	217,254 USD	$(1,450)
Investors Bancorp, Inc.	03/25/20	T	1.43%	Goldman Sachs International	5,716,329 USD	(152,922)
Invitae Corp.	04/22/19	M	0.15%	Morgan Stanley Capital Services LLC	129,898 USD	42,838
Ionis Pharmaceuticals, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	471,679 USD	70,903
Iovance Biotherapeutics, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	218,106 USD	(2,642)
iRobot Corp.	03/10/20	T	0.93%	Goldman Sachs International	4,207,416 USD	263,968
iRobot Corp.	04/22/19	M	0.50%	Morgan Stanley Capital Services LLC	438,434 USD	35,642
Iron Mountain, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	46,050 USD	79
iShares MSCI Brazil Small Cap Index ETF	05/08/19	M	0.62%	Credit Suisse Securities (Europe) Limited	702,323 USD	(3,460)
J.B. Hunt Transport Services, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	245,324 USD	4,698
Jacobs Engineering Group, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	53,887 USD	(235)
Jagged Peak Energy, Inc.	04/22/19	M	0.75%	Morgan Stanley Capital Services LLC	960,218 USD	(152,816)
James River Group Holdings Ltd.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	26,440 USD	(21)
JCDecaux SA	04/19/18	M	0.90%	Credit Suisse Securities (Europe) Limited	20,878 EUR	827
JELD-WEN Holding, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	70,663 USD	4,891
John Bean Technologies Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	484,486 USD	27,257
Johnson & Johnson	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	89,492 USD	1,197
Johnson Matthey PLC	04/19/18	M	0.02%	Credit Suisse Securities (Europe) Limited	321,749 GBP	20,268
Jones Lang Lasalle, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	31,201 USD	(59)
Jounce Therapeutics, Inc.	04/22/19	M	1.00%	Morgan Stanley Capital Services LLC	212,277 USD	36,606
Julius Baer Group Ltd.	04/19/18	M	0.79%	Credit Suisse Securities (Europe) Limited	1,927,728 CHF	84,545
Kala Pharmaceuticals, Inc.	04/22/19	M	0.90%	Morgan Stanley Capital Services LLC	245,616 USD	14,181
Kansas City Southern	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	151,341 USD	(3,547)
KapStone Paper and Packaging	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	14,591 USD	112
KBC Groep NV	04/19/18	M	0.40%	Credit Suisse Securities (Europe) Limited	2,725,321 EUR	105,359
KBC Groep NV	04/25/19	M	0.67%	JPMorgan Chase Bank, N.A.	2,184,000 EUR	76,780
Keane Group, Inc.	04/22/19	M	0.75%	Morgan Stanley Capital Services LLC	779,777 USD	38,563
Kemet Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	522,376 USD	37,942

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Kemper Corp.	08/06/18	M	1.48%	Deutsche Bank AG	1,230,285 USD	$(23,031)
Kennedy Wilson Holdings Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	156,984 USD	(4,645)
KEYW Holding Corp.	04/22/19	M	1.00%	Morgan Stanley Capital Services LLC	481,184 USD	(44,839)
Kilroy Realty Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	18,506 USD	(14)
Kimberly Clark Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	264,207 USD	(876)
Kimco Realty Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	205,395 USD	569
Kite Realty Group Trust	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	117,474 USD	(391)
KLA Tencor Corp.	05/08/19	M	1.58%	Credit Suisse Securities (Europe) Limited	1,143,420 USD	89,730
KLX, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	50,187 USD	(905)
KMG Chemicals, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	404,038 USD	34,447
Knight Swift Transportation	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	303,573 USD	20,612
Kopin Corp.	04/22/19	M	1.10%	Morgan Stanley Capital Services LLC	250,799 USD	43,790
Koppers Holdings, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	410,811 USD	19,745
Kraton Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	210,949 USD	(1,933)
Kratos Defense & Security Solutions, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	390,681 USD	2,748
Kroger Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	252,508 USD	(2,884)
L Brands Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	39,043 USD	604
L' Oreal	04/19/18	M	0.90%	Credit Suisse Securities (Europe) Limited	542,845 EUR	(13,377)
L'Oreal	05/09/18	M	0.67%	JPMorgan Chase Bank, N.A.	1,797,500 EUR	(44,296)
L3 Technologies, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	287,104 USD	(3,888)
La Jolla Pharmaceutical Co	04/22/19	M	1.00%	Morgan Stanley Capital Services LLC	477,305 USD	1,421
Lam Research Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	99,542 USD	3,448
Landstar System, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	132,148 USD	1,994
Laredo Petroleum, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	861,004 USD	(26,492)
Las Vegas Sands Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	233,786 USD	8,020
Lasalle Hotel Properties	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	70,613 USD	(346)
Laureate Education, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	403,054 USD	(7,768)
Lazard Ltd.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	63,546 USD	526
LCI Industries	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	132,671 USD	3,421
LCNB Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	5,909 USD	152
Legal & General Group PLC	04/19/18	M	0.52%	Credit Suisse Securities (Europe) Limited	2,402,027 GBP	38,786
LendingClub Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	418,102 USD	30,971

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
LendingTree, Inc.	04/22/19	M	0.90%	Morgan Stanley Capital Services LLC	69,696 USD	$6,691
Lennox International, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	245,322 USD	486
Leonardo SpA	10/04/19	M	0.90%	Credit Suisse Securities (Europe) Limited	205,872 EUR	4,093
Lexicon Pharmaceuticals, Inc.	04/22/19	M	0.50%	Morgan Stanley Capital Services LLC	150,868 USD	(1,781)
Lexington Realty Trust	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	641 USD	11
LGI Homes, Inc.	04/22/19	M	0.90%	Morgan Stanley Capital Services LLC	187,116 USD	(9,421)
Liberty Broadband Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	321,392 USD	8,989
Liberty Global PLC	05/08/19	M	1.58%	Credit Suisse Securities (Europe) Limited	492,658 USD	15,244
Liberty Interactive Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	256,051 USD	9,234
Liberty Media Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	901,802 USD	50,019
Liberty TripAdvisor Holdings, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	170,175 USD	14,483
LInc.oln Electric Holdings	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	72,200 USD	1,770
Lions Gate Entertainment Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	560,287 USD	52,133
Lithia Motors, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	10,256 USD	(97)
Live Nation Entertainment, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	437,029 USD	30,925
Lockheed Martin Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	551,052 USD	1,240
Logmein, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	422,500 USD	32,057
Loral Space & Communications Ltd.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	268,250 USD	20,516
Louisiana Pacific Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	60,907 USD	1
Lowe's Cos, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	587,873 USD	(7,423)
Loxo Oncology, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	795,090 USD	42,416
LSB Industries, Inc.	04/22/19	M	0.75%	Morgan Stanley Capital Services LLC	42,266 USD	5,094
LSC Communications, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	60,641 USD	316
LTC Properties, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	104,622 USD	1,262
Lululemon Athletica, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	487,217 USD	(50,622)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Lumber Liquidators Holdings	04/22/19	M	0.30%	Morgan Stanley Capital Services LLC	442,946 USD	$8,105
Lumentum Holdings, Inc.	08/06/18	M	1.48%	Deutsche Bank AG	1,357,887 USD	162,658
Luxottica Group SpA	10/04/19	M	0.90%	Credit Suisse Securities (Europe) Limited	3,375,750 EUR	79,072
LVMH Moet Hennessy Louis Vuitton	04/19/18	M	0.90%	Credit Suisse Securities (Europe) Limited	1,772,811 EUR	(26,299)
Lydall, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	24,532 USD	(414)
LyondellBasell Industries NV	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	136,445 USD	1,703
Macerich Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	949 USD	(4)
Mack Cali Realty Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	89,989 USD	3,865
Macom Technology Solutions Holdings, Inc.	04/22/19	M	0.30%	Morgan Stanley Capital Services LLC	602,412 USD	133,147
Macy's, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	42,030 USD	(1,777)
Madison Square Garden Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	301,760 USD	1,147
Madrigal Pharmaceuticals, Inc.	04/22/19	M	1.10%	Morgan Stanley Capital Services LLC	538,397 USD	(17,757)
Maiden Holdings Ltd.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	383,898 USD	(2,976)
Malibu Boats, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	622,163 USD	2,896
Manhattan Associates, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	59,806 USD	2,933
Manitowoc Company, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	297,033 USD	3,355
Marinemax, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	366,828 USD	7,392
Marriott International, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	828,067 USD	29,593
Marriott Vacations World	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	9,572 USD	115
Martin Marietta Materials	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	564,210 USD	(5,036)
Marvell Technology Group Ltd.	08/06/18	M	1.48%	Deutsche Bank AG	4,785,214 USD	25,396
Masco Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	9,799 USD	(108)
Masimo Corp.	02/05/20	T	1.38%	Goldman Sachs International	9,156,226 USD	88,757
Masonite International Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	211,463 USD	3,057
Mastec, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	260,870 USD	10,093
Matador Resources Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	858,517 USD	(41,534)
Mattel, Inc.	04/22/19	M	0.55%	Morgan Stanley Capital Services LLC	365,431 USD	18,219

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Maui Land & Pineapple Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	101,455 USD	$4,457
Maxlinear, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	311,529 USD	25,516
MCBC Holdings, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	187,412 USD	2,444
Mccormick & Co, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	240,270 USD	3,658
McDermott International, Inc.	08/06/18	M	1.48%	Deutsche Bank AG	3,443,083 USD	287,532
McDonald's Corporation	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	55,392 USD	816
MDC Partners, Inc.	04/22/19	M	0.40%	Morgan Stanley Capital Services LLC	268,903 USD	14,153
Medical Properties Trust, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	53,169 USD	(495)
Medicines Company	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	371,823 USD	5,761
Medifast, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	165,532 USD	(4,827)
Mediobanca SpA	10/04/19	M	0.41%	Credit Suisse Securities (Europe) Limited	714,023 EUR	(3,166)
Melinta Therapeutics, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	85,828 USD	26,746
Merck KGaA	07/06/18	M	0.35%	Morgan Stanley Capital Services LLC	8,039,578 EUR	(19,762)
Mercury General Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	150,302 USD	5,445
Mercury Systems, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	219,051 USD	(4,526)
Meridian Bancorp, Inc.	03/03/20	T	1.28%	Morgan Stanley Capital Services LLC	5,297,739 USD	28,212
Meritage Homes Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	42,121 USD	(278)
Meritor, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	354,719 USD	21,462
Merrimack Pharmaceuticals, Inc.	04/22/19	M	0.95%	Morgan Stanley Capital Services LLC	172,933 USD	35,914
Mersana Therapeutics, Inc.	04/22/19	M	0.75%	Morgan Stanley Capital Services LLC	340,612 USD	28,318
Meta Financial Group, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	169,095 USD	7,370
Metlife, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	258,797 USD	5,897
Metro, Inc.	08/07/18	M	1.30%	Deutsche Bank AG	1,286,296 CAD	23,567
MGM Resorts International	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	600,708 USD	11,112
MGP Ingredients, Inc.	04/22/19	M	0.90%	Morgan Stanley Capital Services LLC	320,787 USD	(30,764)
Michael Kors Holdings Ltd.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	574,396 USD	(6,611)
Michelin	04/19/18	M	0.90%	Credit Suisse Securities (Europe) Limited	1,080,619 EUR	64,569
Microchip Technology, Inc.	05/08/19	M	1.58%	Credit Suisse Securities (Europe) Limited	2,124,019 USD	133,193
Micron Technology, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	162,757 USD	18,851

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Microsoft Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	164,579 USD	$385
Microstrategy, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	164,045 USD	5,387
Mid America Apartment Communities, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	56,315 USD	(254)
Middleby Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	432,548 USD	14,881
Milacron Holdings Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	120,467 USD	4,823
Mindbody, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	435,611 USD	26,305
Minerals Technologies, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	35,225 USD	2,018
Minerva Neurosciences, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	156,178 USD	2,459
Modine Manufacturing Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	275,999 USD	23,299
Momenta Pharmaceuticals, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	92,934 USD	(1,827)
Moncler SpA	10/04/19	M	0.40%	Credit Suisse Securities (Europe) Limited	287,719 EUR	(2,385)
Mondelez International, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	68,083 USD	(312)
MoneyGram International, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	129,972 USD	15,688
Monsanto Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	236,178 USD	2,214
Monster Beverage Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	544,690 USD	2,569
Moog, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	62,729 USD	2,075
Motorcar Parts of America, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	67,347 USD	3,764
MRC Global, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	257,722 USD	17,123
MSA Safety, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	107,792 USD	(836)
MSG Networks, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	202,394 USD	19,063
Mueller Water Products, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	80,174 USD	3,660
Muenchener Rueckver AG REG	04/19/18	M	0.00%	Credit Suisse Securities (Europe) Limited	220,784 EUR	22
Multi-Color Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	41,964 USD	1,409
Murphy USA, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	255,703 USD	3,742
MyoKardia, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	732,535 USD	22,349
MYR Group, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	229,268 USD	28,414
National Bank Holdings Corp.	03/03/20	T	1.28%	Morgan Stanley Capital Services LLC	3,494,257 USD	(8,996)
National Beverage Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	403,073 USD	2,305

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
National CineMedia, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	91,047 USD	$7,264
National Health Investors, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	42,461 USD	136
National Retail Properties	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	14,588 USD	(17)
National Vision Holdings, Inc.	04/22/19	M	0.55%	Morgan Stanley Capital Services LLC	487,672 USD	(2,827)
Natixis	04/19/18	M	0.40%	Credit Suisse Securities (Europe) Limited	828,976 EUR	33,541
Natixis	04/10/19	M	0.67%	JPMorgan Chase Bank, N.A.	688,400 EUR	27,808
Nautilus, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	94,048 USD	(1,743)
Navient Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	220,184 USD	1,500
Navigators Group, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	63,533 USD	(55)
Navistar International Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	136,216 USD	(6,392)
NCI Building Systems, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	131,261 USD	370
NCS Multistage Holdings, Inc.	04/22/19	M	0.75%	Morgan Stanley Capital Services LLC	408,279 USD	34,914
Nektar Therapeutics	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	256,191 USD	(3,402)
Neos Therapeutics, Inc.	04/22/19	M	0.05%	Morgan Stanley Capital Services LLC	550,269 USD	42,799
Nestle SA	04/19/18	M	0.79%	Credit Suisse Securities (Europe) Limited	2,634,505 CHF	29,562
Nestle SA REG	04/25/19	M	1.20%	JPMorgan Chase Bank, N.A.	2,277,000 CHF	8,787
Netflix, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	929,107 USD	71,706
Netgear, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	30,630 USD	944
Neurocrine Biosciences, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	506,672 USD	42,098
New Jersey Resources Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	32,033 USD	(528)
New York Community Bancorp	03/03/20	T	1.28%	Morgan Stanley Capital Services LLC	7,656,512 USD	576,140
New York Times Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	111,974 USD	922
Newfield Exploration Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	885,480 USD	(24,214)
NewLink Genetics Corp.	04/22/19	M	0.00%	Morgan Stanley Capital Services LLC	475,228 USD	4,036
Newmont Mining Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	67,090 USD	(774)
NewStar Financial, Inc.	04/22/19	M	1.68%	Morgan Stanley Capital Services LLC	— USD	(4,020)
Nexstar Media Group, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	482,294 USD	24,442
Nextera Energy, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	225,329 USD	(1,700)
NIC, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	13,853 USD	832
Nike, Inc.	03/09/20	T	1.38%	Goldman Sachs International	33,670,049 USD	(362,445)
Nike, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	729,186 USD	7

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
NiSource, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	222,977 USD	$(4,957)
NL Industries, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	122,632 USD	1,797
NN Group NV	04/19/18	M	0.40%	Credit Suisse Securities (Europe) Limited	4,461,827 EUR	(5,229)
NN Group NV	08/08/18	M	0.67%	JPMorgan Chase Bank, N.A.	1,800,000 EUR	(2,461)
Noble Energy, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	181,492 USD	(3,884)
Nordson Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	275,263 USD	5,310
Nordstrom, Inc.	04/22/19	M	1.00%	Morgan Stanley Capital Services LLC	114,376 USD	467
Northern Trust Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	59,347 USD	(365)
Northrop Grumman Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	492,576 USD	3,808
Northwest Bancshares, Inc.	03/03/20	T	1.28%	Morgan Stanley Capital Services LLC	10,500,338 USD	264,171
Novartis AG	04/19/18	M	1.34%	Credit Suisse Securities (Europe) Limited	583,115 CHF	6,096
Novavax, Inc.	04/22/19	M	0.05%	Morgan Stanley Capital Services LLC	30,418 USD	(1,021)
Novo Nordisk A/S	04/19/18	M	0.91%	Credit Suisse Securities (Europe) Limited	2,141,770 DKK	9,144
Now, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	69,279 USD	(616)
NRG Energy, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	1,295,409 USD	6,280
Nuance Communications, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	151,040 USD	16,488
Nucor Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	42,457 USD	(62)
Nutanix, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	399,006 USD	18,551
Nutrisystem, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	399,790 USD	53,348
NV5 Global, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	118,450 USD	3,605
Nvidia Corp.	05/08/19	M	1.58%	Credit Suisse Securities (Europe) Limited	179,774 USD	12,798
Nvidia Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	65,277 USD	1,358
NVR, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	372,436 USD	2,888
NXP Semiconductors NV	04/16/19	M	1.42%	JPMorgan Chase Bank, N.A.	807,989 USD	31,226
O'Reilly Automotive, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	1,010,571 USD	766
Oasis Petroleum, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	365,763 USD	1,797
Ocwen Financial Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	428,155 USD	20,765
OFG Bancorp	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	339,264 USD	43,822
Okta, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	161,166 USD	(4,570)
Old Mutual PLC	04/10/19	M	0.21%	JPMorgan Chase Bank, N.A.	11,016 GBP	837
Old Mutual PLC	04/19/18	M	0.52%	Credit Suisse Securities (Europe) Limited	178,426 GBP	13,555
Olin Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	22,713 USD	498
Ollie's Bargain Outlet Holdings, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	345,726 USD	(6,668)
Omega Healthcare Investors, Inc.	04/22/19	M	0.75%	Morgan Stanley Capital Services LLC	136,338 USD	1,382
Omnicom Group	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	388,227 USD	5,838
Omnicrom Group	05/08/19	M	1.58%	Credit Suisse Securities (Europe) Limited	789,892 USD	15,157
Omnova Solutions, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	5,243 USD	192
On Deck Capital, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	350,886 USD	(24,153)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
OneMain Holdings, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	315,838 USD	$9,911
Ooma, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	175,458 USD	12,852
Oracle Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	53,965 USD	(203)
Orasure Technologies, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	34,909 USD	2,311
OrbComm, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	594,567 USD	31,327
Orbital ATK, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	29,553 USD	(19)
Ormat Technologies, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	287,014 USD	(3,343)
Oshkosh Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	91,687 USD	1,126
OSI Systems, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	65,828 USD	101
Otonomy, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	687 USD	116
Outfront Media, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	90,956 USD	3,947
Ovid Therapeutics, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	221,371 USD	32,178
Owens Corning	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	74,102 USD	215
PACCAR, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	149,470 USD	786
Pacific Biosciences of California	04/22/19	M	0.63%	Morgan Stanley Capital Services LLC	443,576 USD	97,823
Pacira Pharmaceuticals, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	364,832 USD	(11,958)
Palo Alto Networks, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	484,937 USD	17,341
Pandora Media, Inc.	04/22/19	M	0.55%	Morgan Stanley Capital Services LLC	745,150 USD	25,744
Panhandle Oil and Gas, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	101,303 USD	(3,381)
Papa John's International, Inc.	04/22/19	M	0.65%	Morgan Stanley Capital Services LLC	260,971 USD	7,991
Paramount Group, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	16,276 USD	270
Paratek Pharmaceuticals, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	611,711 USD	63,280
Parker Hannifin Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	344,107 USD	7,862
Parsley Energy, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	921,238 USD	(100,050)
Party City Holdco, Inc.	04/22/19	M	0.80%	Morgan Stanley Capital Services LLC	229,873 USD	(3,363)
Patrick Industries, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	363,834 USD	22,360
Patterson UTI Energy, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	102,416 USD	5,760
Paycom Software, Inc.	04/22/19	M	1.10%	Morgan Stanley Capital Services LLC	198,947 USD	5,752

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Paylocity Holding Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	402,679 USD	$23,167
Paypal Holdings, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	268,639 USD	13,412
PDC Energy, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	223,460 USD	15,622
Peabody Energy Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	201,851 USD	16,614
Penn National Gaming, Inc.	08/06/18	M	1.48%	Deutsche Bank AG	1,308,569 USD	140,026
Penn Real Estate Investment Trust	04/22/19	M	0.75%	Morgan Stanley Capital Services LLC	372,918 USD	(3,905)
Penn Virginia Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	867,359 USD	(12,811)
People's United Financial, Inc.	03/03/20	T	1.28%	Morgan Stanley Capital Services LLC	10,565,388 USD	350,064
Petiq, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	63,499 USD	(3,001)
PetMed Express, Inc.	04/22/19	M	0.75%	Morgan Stanley Capital Services LLC	273,369 USD	13,141
Peugeot SA	04/19/18	M	0.40%	Credit Suisse Securities (Europe) Limited	1,160,979 EUR	(42,671)
Pfizer, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	100,980 USD	2,992
PG&E Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	236,649 USD	2,238
PGT Innovations, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	128,126 USD	—
PHH Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	51,785 USD	49
Physicians Realty Trust	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	36,629 USD	(1,190)
Pieris Pharmaceuticals, Inc.	04/22/19	M	0.75%	Morgan Stanley Capital Services LLC	607,211 USD	5,257
Pilgrim's Pride Corp.	04/22/19	M	1.00%	Morgan Stanley Capital Services LLC	425,854 USD	4,113
Pinnacle Foods, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	21,205 USD	322
Pinnacle West Capital	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	26,072 USD	(102)
Pioneer Natural Resources Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	773,402 USD	(19,706)
Pitney Bowes, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	202,399 USD	25,926
Pixelworks, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	172,517 USD	20,209
Planet Fitness, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	135,366 USD	2,756
Ply Gem Holdings, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	446,214 USD	(1,035)
Polaris Industries, Inc.	04/22/19	M	0.75%	Morgan Stanley Capital Services LLC	466,574 USD	13,304
PolyOne Corporation	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	180,019 USD	414
Pool Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	107,091 USD	(1,696)
Popular, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	23,928 USD	1,495
Portola Pharmaceuticals, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	1,082,371 USD	94,046
Poste Italiane SpA	10/04/19	M	0.40%	Credit Suisse Securities (Europe) Limited	1,137,204 EUR	(26,897)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
PPG Industries, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	134,860 USD	$2,391
PPL Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	59,216 USD	(957)
PRA Group, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	276,964 USD	(3,970)
Praxair, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	403,944 USD	22,271
Preferred Bank	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	2,301 USD	(10)
Preferred Bank	03/03/20	T	1.28%	Morgan Stanley Capital Services LLC	8,636,929 USD	(71,159)
Primo Water Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	454,344 USD	(2,510)
Proassurance Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	9,126 USD	95
Procter & Gamble Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	69,568 USD	198
Progenics Pharmaceuticals, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	529,532 USD	53,591
Prologis, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	1,133 USD	(1)
Proofpoint, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	463,116 USD	23,631
Propetro Holding Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	755,736 USD	34,632
Protagonist Therapeutics, Inc.	04/22/19	M	0.50%	Morgan Stanley Capital Services LLC	265,861 USD	98,562
Prothena Corp. PLC	04/22/19	M	0.75%	Morgan Stanley Capital Services LLC	375,890 USD	(19,219)
Proto Labs, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	212,363 USD	9,707
Provident Financial Services	03/03/20	T	1.28%	Morgan Stanley Capital Services LLC	447,020 USD	1,216
Proximus	04/19/18	M	0.95%	Credit Suisse Securities (Europe) Limited	558,665 EUR	8,875
PTC Therapeutics, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	25,576 USD	4,117
PTC, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	70,788 USD	1,827
Public Service Enterprise Group, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	117,344 USD	(3,835)
Public Storage	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	166,482 USD	1,361
PulteGroup, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	144,424 USD	(1,758)
Puma Biotechnology, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	805,331 USD	52,222
PVH Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	147,960 USD	(7,105)
Pzena Investment Management, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	88,208 USD	158
Q2 Holdings, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	77,914 USD	3,667
QTS Realty Trust, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	281,642 USD	1,625
Quality Care Properties	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	337,415 USD	5,803
Quantenna Communications, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	721,742 USD	71,224
QuinStreet, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	34,909 USD	3,201

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Quotient Technology, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	50,311 USD	$4,382
Ra Pharmaceuticals, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	575,814 USD	123,041
Radius Health, Inc.	04/22/19	M	0.65%	Morgan Stanley Capital Services LLC	277,909 USD	(4,939)
Raiffeisen Bank International AG	04/19/18	M	0.90%	Credit Suisse Securities (Europe) Limited	278,122 EUR	(13,522)
Ralph Lauren Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	29,783 USD	(403)
Raven Industries, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	28,488 USD	1,465
Raymond James Financial, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	2,228 USD	(7)
Rayonier Advanced Materials	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	106,082 USD	(5,498)
Raytheon Company	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	360,991 USD	(508)
RBC Bearings, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	31,778 USD	231
Re/Max Holdings, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	56,215 USD	(185)
Realogy Holdings Corp.	04/22/19	M	1.00%	Morgan Stanley Capital Services LLC	79,683 USD	407
RealPage, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	289,238 USD	7,121
Realty Income Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	87,294 USD	(233)
Red Electrica Corp.oracion SA	04/20/18	M	0.96%	Credit Suisse Securities (Europe) Limited	270,822 EUR	(9,843)
Red Hat, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	190,182 USD	3,892
Red Robin Gourmet Burgers	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	563,771 USD	29,301
Red Rock Resorts, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	468,541 USD	29,897
Regency Centers Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	68,702 USD	(69)
REGENXBIO, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	303,943 USD	8,488
Regional Management Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	21,005 USD	(646)
Regions Financial Corp.	03/04/20	T	1.43%	Goldman Sachs International	3,475,726 USD	168,003
Regions Financial Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	10,344 USD	422
RELX NV	04/19/18	M	0.40%	Credit Suisse Securities (Europe) Limited	2,040,004 EUR	16,906
RELX PLC	04/19/18	M	0.02%	Credit Suisse Securities (Europe) Limited	467,548 GBP	11,439
RELX PLC	08/08/18	M	0.21%	JPMorgan Chase Bank, N.A.	1,118,250 GBP	27,359
Renaissancere Holdings Ltd.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	91,218 USD	(1,168)
Repligen Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	279,991 USD	2,455

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Retail Opportunity Investments Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	69,643 USD	$(277)
Retail Properties of America, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	73,508 USD	376
REV Group Inc	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	162,565 USD	6,221
Revance Therapeutics, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	111,827 USD	(1,764)
Rexnord Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	82,751 USD	(1,303)
Rhythm Pharmaceuticals, Inc.	04/22/19	M	0.90%	Morgan Stanley Capital Services LLC	215,998 USD	33,555
Rigel Pharmaceuticals, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	223,427 USD	35,110
Rignet, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	76,343 USD	1,651
Rockwell Automation, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	700,785 USD	12,173
Rockwell Collins, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	303,445 USD	2,056
Roper Technologies, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	107,041 USD	98
Ross Stores, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	522,753 USD	(5,483)
Royal Bank Of Scotland Group	04/19/18	M	0.52%	Credit Suisse Securities (Europe) Limited	32,636 GBP	(231)
Royal Bank Of Scotland Group	05/10/18	M	0.21%	JPMorgan Chase Bank, N.A.	1,151,924 GBP	(8,159)
Royal Caribbean Cruises Ltd	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	291,721 USD	13,383
RSP Permian, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	515,962 USD	(107,448)
Ruth's Hospitality Group, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	123,331 USD	(1,681)
Ryerson Holding Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	427,341 USD	42,498
Sabra Health Care REIT, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	222,678 USD	2,000
Sabre Corp.	03/04/20	T	1.38%	Goldman Sachs International	10,967,005 USD	638,251
Sage Therapeutics, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	612,464 USD	23,753
Sainsbury PLC	04/19/18	M	0.52%	Credit Suisse Securities (Europe) Limited	1,127,010 GBP	2,644
Saipem SpA	10/04/19	M	0.91%	Credit Suisse Securities (Europe) Limited	168,753 EUR	6,059
Salesforce.com, Inc.	08/06/18	M	1.48%	Deutsche Bank AG	1,311,072 USD	58,405
Salesforce.com, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	502,635 USD	22,083
Sampo Oyj	04/19/18	M	0.40%	Credit Suisse Securities (Europe) Limited	1,254,961 EUR	714
Sanderson Farms, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	74,393 USD	3,457
Sandy Spring Bancorp, Inc.	03/03/20	T	1.28%	Morgan Stanley Capital Services LLC	1,759,435 USD	9,421

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sangamo Therapeutics, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	763,579 USD	$142,184
Santander Consumer USA Holdings, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	1,727 USD	48
Sarepta Therapeutics, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	302,998 USD	23,753
Schlumberger Ltd.	05/08/19	M	1.58%	Credit Suisse Securities (Europe) Limited	265,419 USD	(957)
Schulman (A.), Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	175,609 USD	1,029
Schwab (Charles) Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	97,059 USD	(1,115)
Science Applications International Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	29,023 USD	(370)
Scientific Games Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	478,331 USD	42,821
Scorpio Bulkers, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	121,870 USD	4,974
Scotts Miracle Gro Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	426,907 USD	10,934
Seattle Genetics, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	27,379 USD	(414)
Select Energy Services, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	701,304 USD	51,968
Selecta Biosciences, Inc.	04/22/19	M	0.30%	Morgan Stanley Capital Services LLC	502,852 USD	(51,779)
Sempra Energy	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	384,510 USD	2,135
Senior Housing Prop Trust	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	5,973 USD	163
Sensata Technologies Holding	09/10/18	T	1.45%	Skandinaviska Enskilda Banken AB (publ)	17,287,897 USD	234,687
Servicemaster Global Holding	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	295,168 USD	(3,524)
ServiceNow, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	694,938 USD	25,692
ServiceSource International, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	758 USD	31
Shake Shack, Inc.	04/22/19	M	0.88%	Morgan Stanley Capital Services LLC	836,586 USD	(10,376)
Shenandoah Telecommunication	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	750,196 USD	(42,452)
Sherwin Williams Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	896,188 USD	33,132
Shiloh Industries, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	7,483 USD	54
Shutterfly, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	401,693 USD	14,537
SI Green Realty Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	76,280 USD	1,043

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sienna Biopharmaceuticcals, Inc.	04/22/19	M	0.13%	Morgan Stanley Capital Services LLC	177,565 USD	$(7,606)
Signet Jewelers Ltd.	04/22/19	M	1.00%	Morgan Stanley Capital Services LLC	295,861 USD	(7,022)
SilverBow Resources, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	221,024 USD	(1,125)
Simon Property Group, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	769 USD	(3)
Sinclair Broadcast Group, Inc.	04/22/19	M	0.90%	Morgan Stanley Capital Services LLC	262,158 USD	10,067
Siteone Landscape Supply, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	140,767 USD	(4,839)
SJW Group	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	28,584 USD	(301)
Skechers USA, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	499,326 USD	14,718
Skechers USA, Inc.	03/18/20	T	1.47%	Barclays Bank plc	25,509,495 USD	(2,874,216)
Skyworks Solutions, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	41,031 USD	(176)
Sleep Number Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	476,102 USD	839
SLM Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	66,633 USD	(179)
SM Energy Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	167,819 USD	6,541
Smart & Final Stores, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	30,774 USD	2,308
Smart Global Holdings, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	134,830 USD	(24,459)
Smart Sand, Inc.	04/22/19	M	0.75%	Morgan Stanley Capital Services LLC	762,524 USD	41,496
Smith (A.O.) Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	97,340 USD	(1,670)
Snam SpA	10/04/19	M	0.90%	Credit Suisse Securities (Europe) Limited	2,056,421 EUR	(22,749)
Solaris Oilfield Infrastructure, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	674,928 USD	(19,284)
Solvay SA	04/19/18	M	0.95%	Credit Suisse Securities (Europe) Limited	990,144 EUR	18,604
Sothebys	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	625,574 USD	17,654
South Jersey Industries	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	46,086 USD	(181)
Southern Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	15,839 USD	29
Southwestern Energy Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	776,816 USD	(9,075)
Spark Therapeutics, Inc.	04/22/19	M	0.90%	Morgan Stanley Capital Services LLC	659,394 USD	(19,424)
SPDR S&P 500 ETF Trust	03/03/20	T	1.28%	Morgan Stanley Capital Services LLC	14,741,416 USD	(187,084)
SPDR S&P Regional Banking ETF	03/03/20	T	0.92%	Morgan Stanley Capital Services LLC	6,799,778 USD	308,759
Spectrum Brands Holdings, Inc.	04/22/19	M	0.75%	Morgan Stanley Capital Services LLC	208,246 USD	(23,835)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Spectrum Pharmaceuticals, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	173,254 USD	$13,046
Spirit Aerosystems Hold	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	330,325 USD	8,666
Spirit Airlines, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	336,173 USD	48,705
Spirit Realty Capital, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	204,017 USD	5,873
Splunk, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	384,547 USD	29,064
Sportsman's Warehouse Holding, Inc.	04/22/19	M	0.50%	Morgan Stanley Capital Services LLC	306,142 USD	(5,893)
Sprint Corp.	04/22/19	M	0.95%	Morgan Stanley Capital Services LLC	717,164 USD	51,810
Sprouts Farmers Market, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	181,964 USD	1,292
SPX Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	325,119 USD	(14,427)
SPX Flow, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	52,828 USD	2,851
Square, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	814,046 USD	82,835
Stamps.com, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	360,790 USD	(6,126)
Stanley Black & Decker, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	168,317 USD	(816)
Starbucks Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	407,338 USD	10,154
State Bank Financial Corp.	03/03/20	T	1.28%	Morgan Stanley Capital Services LLC	2,578,273 USD	18,450
State Street Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	22,523 USD	83
Steel Dynamics, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	124,194 USD	5,861
Stericycle, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	390,053 USD	29,450
Sterling Construction Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	500,986 USD	44,603
Steven Madden, Ltd.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	259,940 USD	7,472
Stifel Financial Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	9,139 USD	(338)
Stone Energy Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	442,458 USD	(13,278)
Stoneridge, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	109,709 USD	(11,289)
Storebrand ASA	04/11/19	M	0.54%	JPMorgan Chase Bank, N.A.	13,444,000 NOK	87,769
Storebrand ASA	04/19/18	M	0.96%	Credit Suisse Securities (Europe) Limited	7,387,344 NOK	48,228
Strongbridge Biopharma PLC	04/22/19	M	0.50%	Morgan Stanley Capital Services LLC	48,298 USD	(6,502)
Stryker Corp.	05/08/19	M	1.58%	Credit Suisse Securities (Europe) Limited	523,652 USD	17,397
Sun Communities, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	23,610 USD	37
Sun Hydraulics Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	364,775 USD	7,798
Suncoke Energy, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	405,233 USD	29,020
Sunrun, Inc.	04/22/19	M	0.05%	Morgan Stanley Capital Services LLC	89,497 USD	(1,536)
Superior Energy Services, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	278,635 USD	34,974
SuperValu, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	570,664 USD	7,550

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
SVB Financial Group	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	71,961 USD	$678
Switch, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	290,878 USD	(5,780)
Symantec Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	309,632 USD	19,001
Synaptics, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	265,678 USD	10,779
Synchronoss Technologies, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	475,969 USD	(8,729)
Synchrony Financial	03/03/20	T	1.28%	Morgan Stanley Capital Services LLC	6,038,161 USD	535,084
Synchrony Financial	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	4,947 USD	119
Syndax Pharmaceuticals, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	534,843 USD	(74,998)
Syros Pharmaceuticals, Inc.	04/22/19	M	1.25%	Morgan Stanley Capital Services LLC	410,689 USD	(17,833)
Sysco Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	12,724 USD	(108)
T-Mobile Us, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	831,134 USD	30,716
Tableau Software, Inc.	02/12/20	T	1.53%	Barclays Bank plc	14,363,815 USD	(1,378,547)
Tableau Software, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	52,325 USD	1,327
Tabula Rasa Healthcare, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	183,785 USD	(7,227)
Take Two Interactive Software	03/25/20	T	1.38%	Goldman Sachs International	28,716,633 USD	1,362,678
Take Two Interactive Software, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	364,329 USD	26,890
Tanger Factory Outlet Center, Inc.	04/22/19	M	0.90%	Morgan Stanley Capital Services LLC	168,060 USD	(2,924)
Tapestry, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	540,206 USD	(1,729)
Target Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	66,502 USD	(636)
Taubman Centers, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	1,762 USD	(2)
Taylor Morrison Home Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	396,909 USD	6,946
TD Ameritrade Holding Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	16,171 USD	(414)
Team, Inc.	04/22/19	M	0.15%	Morgan Stanley Capital Services LLC	38,859 USD	2,999
TechnipFMC PLC	04/19/18	M	0.91%	Credit Suisse Securities (Europe) Limited	63,158 EUR	517
TechnipFMC PLC	04/25/19	M	0.77%	JPMorgan Chase Bank, N.A.	77,805 EUR	163
Teladoc, Inc.	04/22/19	M	0.30%	Morgan Stanley Capital Services LLC	366,137 USD	18,953
Tele2 AB	04/19/18	M	0.54%	Credit Suisse Securities (Europe) Limited	10,280,789 SEK	(18,088)
Tele2 AB	10/10/18	M	0.94%	JPMorgan Chase Bank, N.A.	19,740,000 SEK	(34,731)
Tele2 AB	07/30/18	M	0.94%	Deutsche Bank AG	12,575,409 SEK	(47,105)
Telecom Italia SpA	10/04/19	M	0.40%	Credit Suisse Securities (Europe) Limited	746,776 EUR	3,095

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Teledyne Technologies, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	138,416 USD	$1,407
Telefonica Brasil	05/08/19	M	1.58%	Credit Suisse Securities (Europe) Limited	886,470 USD	(14,071)
Telefonica S.A.	04/20/18	M	0.71%	Credit Suisse Securities (Europe) Limited	216,113 EUR	858
Telefonica S.A.	02/13/19	M	0.67%	JPMorgan Chase Bank, N.A.	1,073,582 EUR	4,264
Teligent, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	210,271 USD	(65,310)
Tellurian, Inc.	04/22/19	M	2.40%	Morgan Stanley Capital Services LLC	601,597 USD	22,490
Tempur Sealy International, Inc.	04/22/19	M	0.90%	Morgan Stanley Capital Services LLC	807,474 USD	15,488
Tenet Healthcare Corp.	04/22/19	M	0.15%	Morgan Stanley Capital Services LLC	500,514 USD	11,100
Tennant Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	294,280 USD	9,669
Tenneco, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	219,472 USD	(1,051)
Terna SpA	10/04/19	M	0.90%	Credit Suisse Securities (Europe) Limited	1,878,724 EUR	(23,378)
Terraform Power, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	629,554 USD	26,957
Tesaro, Inc.	04/22/19	M	1.15%	Morgan Stanley Capital Services LLC	195,921 USD	18,330
Tesla, Inc.	04/22/19	M	0.55%	Morgan Stanley Capital Services LLC	1,504,272 USD	274,751
Texas Instruments, Inc.	05/08/19	M	1.58%	Credit Suisse Securities (Europe) Limited	1,926,200 USD	96,177
Texas Roadhouse, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	92,992 USD	1,064
Textron, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	235,823 USD	120
TG Therapeutics, Inc.	04/22/19	M	0.99%	Morgan Stanley Capital Services LLC	691,329 USD	92,373
Theravance Biopharma, Inc.	04/22/19	M	0.65%	Morgan Stanley Capital Services LLC	513,895 USD	47,616
Thor Industries, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	330,253 USD	15,839
Tiffany & Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	106,484 USD	(942)
Tile Shop Holdings, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	140,542 USD	(6,111)
Time Warner, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	317,945 USD	4,885
Timkensteel Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	182,491 USD	15,902
Titan International, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	432,423 USD	21,817
Tivity Health, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	6,478 USD	134
TJX Companies, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	251,495 USD	(2,728)
Tocagen, Inc.	04/22/19	M	1.25%	Morgan Stanley Capital Services LLC	332,274 USD	27,918
Tompkins Financial Corp.	03/03/20	T	1.28%	Morgan Stanley Capital Services LLC	1,716,818 USD	89,948
Topbuild Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	99,461 USD	1,362
TPI Composites, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	402,452 USD	(5,083)
Tractor Supply Company	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	256,633 USD	(2,001)
Trade Desk, Inc.	04/22/19	M	0.55%	Morgan Stanley Capital Services LLC	838,696 USD	118,710
Transdigm Group, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	338,275 USD	(11,330)
Transunion	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	275,039 USD	9,365

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Travelers Cos., Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	22,091 USD	$12
Treehouse Foods, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	448,775 USD	31,900
Trex Company, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	349,896 USD	(6,761)
Tri Pointe Group, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	65,626 USD	(143)
Trinet Group, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	444,362 USD	2,191
Trinseo SA	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	235,927 USD	12,074
TripAdvisor, Inc.	03/02/20	T	1.38%	Goldman Sachs International	20,504,688 USD	(335,350)
TripAdvisor, Inc.	04/22/19	M	0.90%	Morgan Stanley Capital Services LLC	533,360 USD	28,900
Triumph Group, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	237,097 USD	14,984
Tronox Ltd.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	431,415 USD	13,934
TrueCar, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	194,768 USD	23,656
Trupanion, Inc.	04/22/19	M	1.00%	Morgan Stanley Capital Services LLC	55,470 USD	(125)
TrustCo Bank Corp.	03/03/20	T	1.28%	Morgan Stanley Capital Services LLC	1,177,378 USD	56,283
Turning Point Brands, Inc.	04/22/19	M	0.75%	Morgan Stanley Capital Services LLC	57,528 USD	4,263
Twenty First Century Fox, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	823,504 USD	10,197
Twilio, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	600,398 USD	35,601
Twitter, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	411,689 USD	46,888
UBI Banca SpA	04/10/19	M	0.67%	JPMorgan Chase Bank, N.A.	364,779 EUR	12,465
UBI Banca SpA	10/04/19	M	0.70%	Credit Suisse Securities (Europe) Limited	739,369 EUR	23,060
Ulta Beauty, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	848,249 USD	8,087
Ultimate Software Group, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	279,962 USD	4,337
Ultra Clean Holdings, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	363,103 USD	27,133
Ultra Petroleum Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	42,086 USD	3,430
Ultragenyx Pharmaceutical, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	267,012 USD	8,289
Unilever PLC	04/19/18	M	0.52%	Credit Suisse Securities (Europe) Limited	620,942 GBP	(46,273)
Union Pacific Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	317,271 USD	4,453
Unisys Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	344,736 USD	13,851
United Bankshares, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	16,307 USD	868
United Continental Holdings, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	159,901 USD	(2,033)
United Insurance Holdings Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	69,702 USD	2,425
United Rentals, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	721,316 USD	38,860
United States Steel Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	638,871 USD	47,397

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
United Technologies Corp.	08/06/18	M	1.47%	Deutsche Bank AG	2,135,342 USD	$(39,960)
United Technologies Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	149,379 USD	282
Uniti Group, Inc.	04/22/19	M	0.75%	Morgan Stanley Capital Services LLC	371,057 USD	21,308
Univar, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	268,977 USD	16,896
Universal Display Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	683,610 USD	80,842
Universal Electronics Inc	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	227,896 USD	6,371
Universal Health Realty Income	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	23,540 USD	342
Universal Insurance Holdings	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	163,212 USD	2,021
Upland Software, Inc.	04/22/19	M	0.50%	Morgan Stanley Capital Services LLC	423,462 USD	5,373
Urban Edge Properties	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	35,646 USD	(457)
Urban Outfitters, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	179,983 USD	(5,113)
US Concrete, Inc.	04/22/19	M	0.90%	Morgan Stanley Capital Services LLC	509,980 USD	20,377
US Foods Holding Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	291,492 USD	5,214
US Silica Holdings, Inc.	04/22/19	M	0.95%	Morgan Stanley Capital Services LLC	461,307 USD	722
Usana Health Sciences, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	123,463 USD	(5,559)
USG Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	205,742 USD	(37,101)
Vail Resorts, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	497,382 USD	8,533
Validus Holdings Ltd.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	350,754 USD	216
Vectren Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	12,093 USD	12
Vectrus, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	385,330 USD	10,175
VEECO Instruments, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	329,972 USD	39,323
Ventas, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	180,896 USD	1,152
Veolia Environment	04/19/18	M	0.90%	Credit Suisse Securities (Europe) Limited	96,034 EUR	428
Vereit, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	63,969 USD	—
Verizon Communications, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	668,134 USD	(2,685)
Vertex Pharmaceuticals, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	96,622 USD	(514)
VF Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	416,697 USD	(895)
Viacom, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	268,549 USD	14,479
Viavi Solutions, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	59,600 USD	2,242
Vicor Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	259,219 USD	(41,012)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Virtu Financial, Inc.	04/22/19	M	0.75%	Morgan Stanley Capital Services LLC	35,512 USD	$862
Visteon Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	428,803 USD	15,624
Vistra Energy Corp.	08/06/18	M	1.48%	Deutsche Bank AG	2,982,412 USD	(161,481)
Vistra Energy Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	58,827 USD	253
VMware, Inc.	04/22/19	M	0.55%	Morgan Stanley Capital Services LLC	370,268 USD	11,187
Vonage Holdings Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	561,681 USD	4,707
Vornado Realty Trust	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	91,897 USD	167
Voya Financial, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	32,096 USD	130
Voyager Therapeutics, Inc.	04/22/19	M	0.75%	Morgan Stanley Capital Services LLC	65,308 USD	(1,528)
Vulcan Materials Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	570,808 USD	10,690
Wabash National Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	202,311 USD	5,781
Wabco Holdings, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	182,490 USD	5,915
Wabtec Corp.	04/22/19	M	0.75%	Morgan Stanley Capital Services LLC	433,907 USD	2,405
Wageworks, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	467,312 USD	4,962
Walgreens Boots Alliance, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	257,411 USD	3,256
Walker & Dunlop, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	5,553 USD	(627)
Walt Disney Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	756,083 USD	16,744
Washington Federal, Inc.	03/03/20	T	1.28%	Morgan Stanley Capital Services LLC	8,941,123 USD	202,374
Washington Prime Group, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	137,458 USD	(15,411)
Wave Life Sciences Ltd.	04/22/19	M	1.25%	Morgan Stanley Capital Services LLC	127,632 USD	194
Wayfair, Inc.	03/31/20	T	1.38%	Goldman Sachs International	53,952,029 USD	2,564,806
Wayfair, Inc.	04/22/19	M	0.80%	Morgan Stanley Capital Services LLC	1,382,779 USD	222,344
Weatherford International PLC	04/22/19	M	0.75%	Morgan Stanley Capital Services LLC	1,119,178 USD	140,965
Wec Energy Group, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	178,526 USD	(1,736)
Weight Watchers International, Inc.	04/22/19	M	0.90%	Morgan Stanley Capital Services LLC	497,781 USD	8,794
Weingarten Realty Investors	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	63,956 USD	(544)
Welbilt, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	453,880 USD	21,137
Welltower, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	176,490 USD	137
Wendy's Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	759,848 USD	(35,816)
Wesco Aircraft Holdings, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	140,951 USD	(6,741)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Westamerica Bancorporation	03/03/20	T	0.65%	Morgan Stanley Capital Services LLC	6,824,148 USD	$202,215
Western Digital Corp.	05/08/19	M	1.58%	Credit Suisse Securities (Europe) Limited	307,502 USD	15,928
Western Digital Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	22,753 USD	(38)
Westlake Chemical Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	26,237 USD	1,006
WestRock Co.	08/06/18	M	1.48%	Deutsche Bank AG	334,388 USD	18,222
WEX, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	939 USD	—
Weyerhaeuser Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	2,137 USD	37
Whiting Petroleum Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	134,696 USD	(9,834)
WildHorse Resource Development Corp.	04/22/19	M	0.30%	Morgan Stanley Capital Services LLC	289,268 USD	(44,826)
William Lyon Homes	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	217,677 USD	(8,896)
Wingstop, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	19,927 USD	374
Winnebago Industries	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	78,717 USD	10,999
WisdomTree Investments, Inc.	04/22/19	M	1.10%	Morgan Stanley Capital Services LLC	34,447 USD	1,197
Wolverine Worldwide, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	114,066 USD	27
Workday, Inc.	08/06/18	T	1.45%	Skandinaviska Enskilda Banken AB (publ)	25,981,148 USD	(3,179,284)
Workday, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	654,437 USD	39,860
World Acceptance Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	101,818 USD	(7)
World Wrestiling Entertainment, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	385,988 USD	11,340
Worldpay, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	267,214 USD	4,375
WPP PLC	04/19/18	M	0.52%	Credit Suisse Securities (Europe) Limited	178,748 GBP	7,238
WPX Energy, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	348,468 USD	(20,205)
WR Grace & Co.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	340,014 USD	19,781
WW Grainger, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	149,574 USD	(2,288)
Wyndham Worldwide Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	441,103 USD	4,438
Wynn Resorts Ltd.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	1,072,266 USD	18,955
Xencor, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	88,512 USD	3,488
XL Group Ltd.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	301,813 USD	867
Xperi Corp.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	241,808 USD	26,924
Yelp, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	103,877 USD	6,182
YRC Worldwide, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	469,791 USD	40,096
Yum China Holdings, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	373,081 USD	(2,494)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zayo Group Holdings, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	1,135,205 USD	$65,929
Zendesk, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	58,896 USD	782
Zillow Group, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	84,678 USD	4,380
Zoe's Kitchen, Inc.	04/22/19	M	0.75%	Morgan Stanley Capital Services LLC	169,347 USD	12,298
Zoetis, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	89,310 USD	121
Zogenix, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	592,385 USD	23,034
Zumiez, Inc.	04/22/19	M	1.43%	Morgan Stanley Capital Services LLC	134,246 USD	(16,587)
Zurich Insurance Group AG	04/19/18	M	0.00%	Credit Suisse Securities (Europe) Limited	248,855 CHF	16

Total Sells						$27,479,562

Total OTC Total Return Swaps Outstanding						$3,798,770

Centrally Cleared Interest Rate Swaps Outstanding at March 31, 2018

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	1.90%	3M/6M	09/25/24	Morgan Stanley & Co. LLC	5,029,000 USD	$(256,267)	$—	$(256,267)
Pays	3-Month USD LIBOR	1.93%	3M/6M	09/25/24	Morgan Stanley & Co. LLC	1,157,000 USD	(56,950)	23	(56,973)
Pays	3-Month USD LIBOR	1.98%	3M/6M	07/25/24	Morgan Stanley & Co. LLC	3,506,000 USD	(157,160)	—	(157,160)
Pays	3-Month USD LIBOR	1.98%	3M/6M	09/25/24	Morgan Stanley & Co. LLC	5,839,000 USD	(270,286)	—	(270,286)
Pays	3-Month USD LIBOR	1.99%	3M/6M	06/26/24	Morgan Stanley & Co. LLC	2,320,000 USD	(101,989)	(11,818)	(90,171)
Pays	3-Month USD LIBOR	1.99%	3M/6M	05/28/24	Morgan Stanley & Co. LLC	3,193,000 USD	(136,389)	(1,176)	(135,213)
Pays	3-Month USD LIBOR	1.99%	3M/6M	09/25/24	Morgan Stanley & Co. LLC	4,571,000 USD	(208,034)	—	(208,034)
Pays	3-Month USD LIBOR	2.03%	3M/6M	05/28/24	Morgan Stanley & Co. LLC	2,130,000 USD	(86,273)	(11,027)	(75,246)
Pays	3-Month USD LIBOR	2.03%	3M/6M	06/26/24	Morgan Stanley & Co. LLC	3,564,000 USD	(146,903)	(21,618)	(125,285)
Pays	3-Month USD LIBOR	2.05%	3M/6M	04/25/24	Morgan Stanley & Co. LLC	6,953,000 USD	(272,554)	(35,905)	(236,649)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	2.07%	3M/6M	05/28/24	Morgan Stanley & Co. LLC	3,462,000 USD	$(132,618)	$—	$(132,618)
Pays	3-Month USD LIBOR	2.08%	3M/6M	05/28/24	Morgan Stanley & Co. LLC	5,886,000 USD	(220,436)	—	(220,436)
Pays	3-Month USD LIBOR	2.09%	3M/6M	08/27/24	Morgan Stanley & Co. LLC	7,052,000 USD	(273,229)	—	(273,229)
Pays	3-Month USD LIBOR	2.13%	3M/6M	05/28/24	Morgan Stanley & Co. LLC	10,074,000 USD	(349,399)	(12,299)	(337,100)
Pays	3-Month USD LIBOR	2.13%	3M/6M	04/25/24	Morgan Stanley & Co. LLC	6,446,000 USD	(220,937)	(35,440)	(185,497)
Pays	3-Month USD LIBOR	2.17%	3M/6M	04/25/24	Morgan Stanley & Co. LLC	2,609,000 USD	(83,367)	—	(83,367)
Pays	3-Month USD LIBOR	2.20%	3M/6M	11/27/24	Morgan Stanley & Co. LLC	4,794,000 USD	(162,588)	—	(162,588)
Pays	3-Month USD LIBOR	2.20%	3M/6M	11/27/24	Morgan Stanley & Co. LLC	5,689,000 USD	(192,767)	—	(192,767)
Pays	3-Month USD LIBOR	2.20%	3M/6M	01/30/24	Morgan Stanley & Co. LLC	31,607,500 USD	(921,697)	1,173	(922,870)
Pays	3-Month USD LIBOR	2.22%	3M/6M	03/27/24	Morgan Stanley & Co. LLC	10,599,000 USD	(310,465)	—	(310,465)
Pays	3-Month USD LIBOR	2.22%	3M/6M	11/27/24	Morgan Stanley & Co. LLC	4,569,000 USD	(149,495)	(1,503)	(147,992)
Pays	3-Month USD LIBOR	2.24%	3M/6M	11/27/24	Morgan Stanley & Co. LLC	3,288,000 USD	(103,751)	(181)	(103,570)
Pays	3-Month USD LIBOR	2.24%	3M/6M	02/26/24	Morgan Stanley & Co. LLC	2,350,000 USD	(63,906)	—	(63,906)
Pays	3-Month USD LIBOR	2.25%	3M/6M	12/27/24	Morgan Stanley & Co. LLC	1,201,000 USD	(37,464)	(582)	(36,882)
Pays	3-Month USD LIBOR	2.26%	3M/6M	04/26/24	Morgan Stanley & Co. LLC	3,000,000 USD	(81,334)	—	(81,334)
Pays	3-Month USD LIBOR	2.28%	3M/6M	12/27/24	Morgan Stanley & Co. LLC	3,310,000 USD	(97,423)	(1,411)	(96,012)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	2.31%	3M/6M	12/27/24	Morgan Stanley & Co. LLC	770,000 USD	$(21,403)	$(580)	$(20,823)
Pays	3-Month USD LIBOR	2.33%	3M/6M	01/27/25	Morgan Stanley & Co. LLC	4,857,000 USD	(128,791)	—	(128,791)
Pays	3-Month USD LIBOR	2.75%	3M/6M	04/25/25	Morgan Stanley & Co. LLC	5,658,000 USD	6,846	—	6,846
Pays	3-Month USD LIBOR	2.83%	3M/6M	02/26/25	Morgan Stanley & Co. LLC	3,384,000 USD	15,496	—	15,496
Pays	3-Month USD LIBOR	2.84%	3M/6M	03/26/25	Morgan Stanley & Co. LLC	3,870,000 USD	18,886	—	18,886
Pays	3-Month USD LIBOR	2.85%	3M/6M	03/26/25	Morgan Stanley & Co. LLC	5,334,000 USD	31,501	(2,437)	33,938
Pays	3-Month USD LIBOR	2.87%	3M/6M	04/25/25	Morgan Stanley & Co. LLC	2,883,000 USD	18,735	—	18,735
Pays	28D-MXN- TIIE- Banxico	7.97%	28D/28D	01/26/28	Credit Suisse Securities (USA) LLC	206,314,271 USD	248,900	—	248,900
Pays	BRL-CDI	9.27%	1T/1T	01/02/25	Credit Suisse Securities (USA) LLC	91,040,285 BRL	1,912	—	1,912
Pays	BRL-CDI	9.35%	1T/1T	01/02/25	Credit Suisse Securities (USA) LLC	88,002,001 BRL	97,533	—	97,533
Receives	3-Month USD LIBOR	1.18%	6M/3M	02/24/20	Merrill Lynch, Pierce, Fenner & Smith Incorporated	23,000,000 USD	576,199	—	576,199
Receives	6-Month GBP LIBOR	1.33%	6M/6M	01/09/68	Credit Suisse Securities (USA) LLC	2,324,000 USD	13,833	65	13,768
Receives	6-Month GBP LIBOR	1.34%	6M/6M	12/14/67	Credit Suisse Securities (USA) LLC	236,000 USD	453	7	446
Receives	6-Month GBP LIBOR	1.37%	6M/6M	01/05/67	Credit Suisse Securities (USA) LLC	2,693,653 GBP	(31,167)	95	(31,262)
Receives	6-Month GBP LIBOR	1.38%	6M/6M	01/16/68	Credit Suisse Securities (USA) LLC	1,427,000 USD	(31,435)	43	(31,478)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	6-Month GBP LIBOR	1.41%	6M/6M	08/04/67	Credit Suisse Securities (USA) LLC	3,461,000 USD	$(122,343)	$123	$(122,466)
Receives	6-Month GBP LIBOR	1.44%	6M/6M	01/07/47	Credit Suisse Securities (USA) LLC	3,507,681 GBP	85,099	—	85,099
Receives	3-Month USD LIBOR	1.52%	6M/3M	05/28/19	Merrill Lynch, Pierce, Fenner & Smith Incorporated	18,200,000 USD	180,479	—	180,479
Receives	3-Month USD LIBOR	1.52%	6M/3M	08/25/28	Morgan Stanley & Co. LLC	1,500,000 USD	178,055	—	178,055
Receives	6-Month GBP LIBOR	1.56%	6M/6M	11/29/46	Credit Suisse Securities (USA) LLC	2,761,160 GBP	(44,318)	—	(44,318)
Receives	3-Month USD LIBOR	1.56%	6M/3M	09/28/26	Morgan Stanley & Co. LLC	3,600,000 USD	338,918	—	338,918
Receives	6-Month GBP LIBOR	1.60%	6M/6M	12/03/46	Credit Suisse Securities (USA) LLC	1,791,270 GBP	(53,304)	—	(53,304)
Receives	3-Month USD LIBOR	1.62%	6M/3M	07/27/26	Morgan Stanley & Co. LLC	1,900,000 USD	165,937	4,658	161,279
Receives	6-Month CZK PRIBOR	1.64%	1Y/6M	03/21/23	Credit Suisse Securities (USA) LLC	194,934,869 USD	(4,801)	—	(4,801)
Receives	6-Month CZK PRIBOR	1.66%	1Y/6M	03/21/23	Credit Suisse Securities (USA) LLC	316,224,749 USD	(26,289)	—	(26,289)
Receives	6-Month CZK PRIBOR	1.67%	1Y/6M	03/21/23	Credit Suisse Securities (USA) LLC	315,376,994 USD	(33,599)	—	(33,599)
Receives	6-Month CZK PRIBOR	1.74%	1Y/6M	03/21/23	Credit Suisse Securities (USA) LLC	63,416,839 USD	(17,145)	—	(17,145)
Receives	3-Month USD LIBOR	1.77%	6M/3M	10/25/21	Merrill Lynch, Pierce, Fenner & Smith Incorporated	18,500,000 USD	560,721	—	560,721
Receives	6-Month CZK PRIBOR	1.80%	1Y/6M	03/21/23	Credit Suisse Securities (USA) LLC	149,066,331 USD	(60,359)	—	(60,359)
Receives	6-Month CZK PRIBOR	1.86%	1Y/6M	03/21/23	Credit Suisse Securities (USA) LLC	233,213,709 USD	(127,177)	—	(127,177)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	1.86%	6M/3M	12/11/20	Merrill Lynch, Pierce, Fenner & Smith Incorporated	15,000,000 USD	$293,673	$—	$293,673
Receives	3-Month USD LIBOR	1.86%	6M/3M	05/25/22	Merrill Lynch, Pierce, Fenner & Smith Incorporated	8,200,000 USD	262,228	—	262,228
Receives	3-Month USD LIBOR	1.96%	6M/3M	11/25/26	Morgan Stanley & Co. LLC	1,100,000 USD	70,843	—	70,843
Receives	3-Month USD LIBOR	2.04%	6M/3M	10/27/25	Morgan Stanley & Co. LLC	3,900,000 USD	195,441	—	195,441
Receives	3-Month USD LIBOR	2.18%	6M/3M	06/28/27	Morgan Stanley & Co. LLC	5,600,000 USD	287,832	—	287,832
Receives	3-Month USD LIBOR	2.19%	6M/3M	05/25/27	Morgan Stanley & Co. LLC	1,500,000 USD	73,977	—	73,977
Receives	3-Month USD LIBOR	2.27%	6M/3M	01/26/26	Morgan Stanley & Co. LLC	2,000,000 USD	71,924	—	71,924
Receives	3-Month USD LIBOR	2.30%	6M/3M	01/27/25	Morgan Stanley & Co. LLC	2,430,000 USD	68,927	—	68,927
Receives	3-Month USD LIBOR	2.33%	6M/3M	08/26/25	Morgan Stanley & Co. LLC	35,250,000 USD	1,029,880	229,547	800,333
Receives	3-Month USD LIBOR	2.34%	6M/3M	01/25/27	Morgan Stanley & Co. LLC	1,000,000 USD	36,064	—	36,064
Receives	3-Month USD LIBOR	2.40%	6M/3M	01/25/27	Morgan Stanley & Co. LLC	2,900,000 USD	91,046	24,111	66,935
Receives	3-Month USD LIBOR	2.41%	6M/3M	02/26/27	Morgan Stanley & Co. LLC	2,300,000 USD	70,385	—	70,385
Receives	3-Month USD LIBOR	2.41%	6M/3M	12/22/22	Merrill Lynch, Pierce, Fenner & Smith Incorporated	50,000,000 USD	640,051	—	640,051
Receives	3-Month USD LIBOR	2.41%	6M/3M	11/29/27	Morgan Stanley & Co. LLC	1,700,000 USD	57,539	—	57,539
Receives	3-Month USD LIBOR	2.53%	6M/3M	09/25/24	Morgan Stanley & Co. LLC	2,130,000 USD	27,976	—	27,976

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	2.58%	6M/3M	03/30/27	Morgan Stanley & Co. LLC	300,000 USD	$5,321	$—	$5,321
Receives	3-Month USD LIBOR	2.90%	6M/3M	03/27/26	Merrill Lynch, Pierce, Fenner & Smith Incorporated	20,000,000 USD	(131,264)	—	(131,264)
Receives	3-Month USD LIBOR	2.95%	6M/3M	02/28/28	Morgan Stanley & Co. LLC	800,000 USD	(9,718)	—	(9,718)
Receives	3-Month USD LIBOR	2.96%	6M/3M	03/27/28	Morgan Stanley & Co. LLC	1,700,000 USD	(21,581)	—	(21,581)

Total Centrally Cleared Interest Rate Swaps Outstanding							$(135,765)	$123,868	$(259,633)

OTC Interest Rate Swaps Outstanding at March 31, 2018

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Receives	3-Month KRW	2.33%	6M/6M	03/21/23	Bank of America, N.A.	11,586,686,960 KRW	$(62,076)	$—	$(62,076)

Abbreviation Legend:
M	Monthly
T	At Maturity
1Y	Yearly
3M	Quarterly
6M	Semi-Annually
28D	28 Days
ADR	American Depository Receipt
BADLARPP	BADLAR Private Banks
CBOT	Chicago Board of Trade
CDE	Montreal Exchange
CME	Chicago Mercantile Exchange
COMEX	Commodities Exchange Center
Eurex	Eurex Exchange
EURIBOR	Euro Interbank Offered Rate
Euronext	Euronext Paris

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

HKFE	Hong Kong Futures Exchange Ltd.
ICE	Ice Futures Europe
IDEM	Italian Derivatives Exchange Market
ISE	Istanbul Stock Exchange
KRX FM	Korea Exchange (Futures Market)
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
MTN	Medium Term Note
MYX	Bursa Malaysia
Nasdaq OMX	Nasdaq OMX Nordic
NYMEX	New York Mercantile Exchange
OSE	Osaka Exchange
OTC	Over the Counter
PIK	Payment in Kind
REG S	Regulation-S
REIT	Real Estate Investment Trust
Safex	South African Futures Exchange
SFE	ASX Trade24
SGX	Singapore Exchange
TFEX	Thailand Futures Exchange

Currency Legend:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2018

PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Assets and Liabilities

As of March 31, 2018

Assets:
Investments in securities, at fair value (cost of $5,228,124,034)[1]	$5,449,230,647
Cash	173,747,247
Cash denominated in foreign currencies (cost of $241,949,865)	240,327,745
Segregated cash balance with broker for securities sold short	1,279,573,588
Segregated cash balance with custodian for derivative financial instruments	427,272,999
Segregated cash balance with counterparties for futures contracts	159,046,806
Segregated cash balance with counterparties for centrally cleared derivatives	90,388,769
Segregated cash balance with counterparties for OTC derivatives	3,447,422
Segregated cash balance with broker for TBAs	2,700,000
Segregated cash balance with counterparties for reverse repurchase agreements	1,627,492
Unrealized appreciation on forward foreign currency exchange contracts	3,842,653
Income receivable	17,438,444
Receivable for investments sold	193,783,464
Receivable for Fund shares sold	8,109,134
Receivable for periodic payments from swap contracts	7,262,364
Variation margin receivable on futures	32,564,951
Variation margin receivable on centrally cleared swaps	238,854
Swap contracts, at fair value (net premiums paid $4,304,788)	60,588,001
Prepaid expenses and other assets	1,056,166

Total assets	8,152,246,746

Liabilities:
Securities sold short, at fair value (proceeds of $1,471,289,826)	1,460,283,609
Securities lending collateral payable	36,187
Cash received as collateral from custodian for derivative financial instruments	590,000
Cash received as collateral from counterparty for OTC derivatives	485,249
Cash received as collateral from counterparty for centrally cleared derivatives	247,706
Cash received as collateral from counterparty for futures contracts	148,071
Options written, at fair value (premiums received $558,522)	514,388
Unrealized depreciation on forward foreign currency exchange contracts	5,483,064
Payable for reverse repurchase agreements	186,110,256
Payable for investments purchased	335,698,029
Payable for Fund shares redeemed	4,534,518
Payable for periodic payments from swap contracts	6,747,394
Variation margin payable on futures	7,281,217
Variation margin payable on centrally cleared swaps	28,173,559
Swap contracts, at fair value (net premiums received $20,918,201)	77,969,146
Dividend and interest income payable on securities sold short	897,535
Management fee payable	27,133,605
Trustees’ fees payable	16,570
Accrued expenses and other liabilities	5,882,495

Total liabilities	2,148,232,598

Net assets	$6,004,014,148

Net Assets Consist of:
Paid-in capital	$5,957,984,662
Distributions in excess of net investment income	(51,359,222)
Accumulated net realized loss	(176,496,674)
Net unrealized appreciation	273,885,382

Net assets	$6,004,014,148

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Assets and Liabilities (Continued)

As of March 31, 2018

Net Asset Value:
Class I Shares
Net Assets	$5,088,031,126
Class I Shares outstanding, no par value, unlimited shares authorized	477,029,167

Net asset value per share	$10.67

Class D Shares
Net Assets	$229,593,421
Class D Shares outstanding, no par value, unlimited shares authorized	21,571,025

Net asset value per share	$10.64

Class Y Shares
Net Assets	$686,389,601
Class Y Shares outstanding, no par value, unlimited shares authorized	64,824,921

Net asset value per share	$10.59

[1]	Includes $35,432, of investments in securities, at fair value, on loan.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Operations

For the Year Ended March 31, 2018

Investment Income:
Interest (including net foreign taxes withheld of $8,794)	$118,414,118
Dividends (including net foreign taxes withheld of $1,324,803)	26,850,921
Stock borrow rebates	734,876

Total income	145,999,915

Expenses:
Management fees	$94,680,864
Administration fees	5,543,221
Custodian fees	2,880,765
Trustees’ fees	428,179
Distribution fees — Class D	549,612
Shareholder service fees	5,242,790
Registration fees	353,963
Printing and postage fees	558,306
Professional fees	1,908,895
Dividends and interest on securities sold short	21,128,642
Line of credit fee	222,640
Interest fees	5,968,115
Other	381,131

Total expenses	139,847,123

Net investment income	6,152,792

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments in securities	323,266,188
Net realized loss on securities sold short	(159,355,573)
Net realized loss on forward foreign currency exchange contracts	(16,185,467)
Net realized loss on foreign currency transactions	(8,023,072)
Net realized loss on futures contracts	(49,186,254)
Net realized gain on options written	1,611,994
Net realized loss on swap contracts	(34,683,749)
Net change in unrealized depreciation on investments in securities	(12,133,286)
Net change in unrealized appreciation on securities sold short	44,923,499
Net change in unrealized appreciation on forward foreign currency exchange contracts	1,256,076
Net change in unrealized depreciation on foreign currency translations	(764,213)
Net change in unrealized appreciation on futures contracts	35,412,770
Net change in unrealized depreciation on options written	(742,404)
Net change in unrealized depreciation on swap contracts	(6,223,494)

Net realized and unrealized gain	119,173,015

Net increase in net assets resulting from operations	$125,325,807

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Changes in Net Assets

	Year Ended 3/31/2018	Year Ended 3/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,152,792	$31,254,328
Net realized gain	57,444,067	73,472,613
Net change in unrealized appreciation	61,728,948	240,552,440

Net increase in net assets resulting from operations	125,325,807	345,279,381

Distributions:
Distributions from net investment income:
Class I Shares	(34,554,353)	(16,162,497)
Class D Shares	(670,230)	(1,677,393)
Class Y Shares	(4,060,493)	(2,232,284)
Distributions from net realized capital gains:
Class I Shares	(55,631,249)	—
Class D Shares	(2,682,946)	—
Class Y Shares	(5,860,733)	—

Total distributions to shareholders	(103,460,004)	(20,072,174)

Capital Transactions:
Shareholder subscriptions:
Proceeds from sale of Class I Shares	2,562,554,600	1,349,759,049
Proceeds from sale of Class D Shares	67,394,565	612,319,359
Proceeds from sale of Class Y Shares	317,584,068	224,058,828
Shareholder reinvestments:
Net asset value of Class I Shares issued to shareholders in payment of distributions declared	68,415,839	11,716,838
Net asset value of Class D Shares issued to shareholders in payment of distributions declared	3,330,435	1,671,266
Net asset value of Class Y Shares issued to shareholders in payment of distributions declared	8,795,033	2,190,011
Cost of Class I Shares redeemed
Cost of Class I Shares redeemed	(1,157,385,421)	(1,952,529,789)
Cost of Class D Shares redeemed	(160,036,741)	(348,796,647)
Cost of Class Y Shares redeemed	(74,777,350)	(162,772,964)

Net increase (decrease) in net assets resulting from capital transactions	1,635,875,028	(262,384,049)

Net increase in net assets	1,657,740,831	62,823,158

Net Assets:
Beginning of period	4,346,273,317	4,283,450,159

End of period	$6,004,014,148	$4,346,273,317

Distributions in excess of net investment income	$(51,359,222)	$(7,605,587)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Changes in Net Assets (Continued)

	Year Ended 3/31/2018	Year Ended 3/31/2017
Share Transactions:
Class I Shares
Beginning of period	340,734,104	399,185,175
Shares issued	236,875,140	132,971,298
Reinvestment in Shares	6,364,256	1,152,094
Shares redeemed	(106,944,333)	(192,574,463)

Net change in shares resulting from share transactions	136,295,063	(58,451,071)

End of period	477,029,167	340,734,104

Class D Shares
Beginning of period	30,032,248	2,325,127
Shares issued	6,256,759	61,462,720
Reinvestment in Shares	310,074	164,648
Shares redeemed	(15,028,056)	(33,920,247)

Net change in shares resulting from share transactions	(8,461,223)	27,707,121

End of period	21,571,025	30,032,248

Class Y Shares
Beginning of period	41,247,352	34,829,511
Shares issued	29,719,548	22,324,054
Reinvestment in Shares	824,277	217,048
Shares redeemed	(6,966,256)	(16,123,261)

Net change in shares resulting from share transactions	23,577,569	6,417,841

End of period	64,824,921	41,247,352

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Cash Flows

For the Year Ended March 31, 2018

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$125,325,807
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash used for operating activities:
Purchases of investments in securities	(9,825,074,835)
Proceeds from disposition of investments in securities	9,363,912,154
Proceeds from securities sold short	4,908,537,148
Payments to cover securities sold short	(4,766,422,017)
Net purchases/proceeds of short-term investments	(96,142,060)
Premiums paid on closing options written	(26,106,042)
Proceeds from premiums received from options written	13,850,596
Net realized gain on investments in securities	(323,266,188)
Net realized loss on securities sold short	159,355,573
Net realized gain on options written	(1,611,994)
Accretion of bond discount and amortization of bond and swap premium	(9,120,551)
Net change in unrealized depreciation on investments in securities	12,133,286
Net change in unrealized appreciation on securities sold short	(44,923,499)
Net change in unrealized depreciation on options written	742,404
Changes in assets and liabilities:
(Increase) decrease in assets:
Segregated cash balance with broker for securities sold short	(223,359,755)
Segregated cash balance with custodian for derivative financial instruments	(311,464,519)
Segregated cash balance with counterparties for futures contracts	(8,932,609)
Segregated cash balance with counterparties for centrally cleared derivatives	(49,300,523)
Segregated cash balance with counterparties for OTC derivatives	9,629,327
Segregated cash balance with broker for TBAs	(2,700,000)
Segregated cash balance with counterparties for reverse repurchase agreements	6,728,734
Unrealized appreciation on forward foreign currency exchange contracts	(266,064)
Income receivable	(2,696,071)
Receivable for periodic payments from swap contracts	6,199,657
Variation margin receivable on futures	(28,769,849)
Variation margin receivable on centrally cleared swaps	98,146
Swap contracts, at fair value	(34,896,991)
Prepaid expenses and other assets	(952,201)
Increase (decrease) in liabilities:
Securities lending collateral payable	(36,428,016)
Cash received as collateral from custodian for derivative financial instruments	590,000
Cash received as collateral from counterparty for OTC derivatives	325,249
Cash received as collateral from counterparty for centrally cleared derivatives	247,706
Cash received as collateral from counterparty for futures contracts	148,071
Unrealized depreciation on forward foreign currency exchange contracts	(990,012)
Swap contracts, at fair value	48,263,444
Variation margin payable on futures	6,616,892
Variation margin payable on centrally cleared swaps	18,881,456
Payable for periodic payments from swap contracts	5,429,846
Dividend and interest income payable on securities sold short	(742,793)
Interest payable on reverse repurchase agreements	(565,088)
Management fee payable	6,716,663
Accrued expenses and other liabilities	229,531
Trustees’ fees payable	16,570

Net cash used in operating activities	$(1,100,753,417)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Cash Flows (Continued)

For the Year Ended March 31, 2018

Cash Flows from Financing Activities
Proceeds from shares sold	2,946,869,052
Cost of shares repurchased	(1,394,849,909)
Proceeds from reverse repurchase agreements	1,709,327,000
Repayment of reverse repurchase agreements	(1,814,769,008)
Distributions paid (net of reinvestment)	(22,918,697)

Net cash provided by financing activities	1,423,658,438

Net increase (decrease) in cash and foreign currency	322,905,021
Cash and foreign currency, beginning of period	91,169,971

Cash and foreign currency, end of period	$414,074,992

Supplemental disclosure of cash flow information:
Cash paid during the period for interest	$4,809,639

Non-Cash Financing Activities
Capital shares issued in reinvestment of distribution	$80,541,307

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights

(For Shares Outstanding Throughout the Period)

	Class I
	Year Ended 3/31/2018	Year Ended 3/31/2017	Year Ended 3/31/2016	Period Ended 3/31/2015[1]
Net Asset Value, Beginning of Period	$10.56	$9.82	$10.38	$10.00
Income From Investment Operations:
Net investment income (loss)[2]	0.01	0.07	(0.05)	(0.09)
Net realized and unrealized gain (loss)	0.31	0.72	(0.26)	0.53

Total From Investment Operations	0.32	0.79	(0.31)	0.44

Less Distributions to Shareholders:
From net investment income	(0.08)	(0.05)	(0.01)	(0.02)
From net realized capital gains	(0.13)	—	(0.24)	(0.04)

Total Distributions	(0.21)	(0.05)	(0.25)	(0.06)

Net Asset Value, End of Period	$10.67	$10.56	$9.82	$10.38

Total Return	3.06%	8.03%	(3.01)%	4.43%[3]

Ratios to Average Net Assets:[4]
Total expenses before recoupment (reimbursement) from Investment Adviser	0.89%	1.15%	1.30%	1.46%[5]
Management Fees	1.88%	1.88%	1.92%	1.95%[5]
Recoupment (reimbursement) from Investment Adviser	—	—	0.05%	(0.24)%[5]

Net expenses after recoupment (reimbursement) from Investment Adviser	2.77%	3.03%	3.27%	3.17%[5]
Excluded expenses[6]	(0.57)%	(0.81)%	(0.93)%	(0.77)%[5]

Expenses, net of impact of excluded expenses	2.20%	2.22%	2.34%	2.40%[5]

Net investment income (loss)	0.13%	0.71%	(0.45)%	(1.11)%[5]

Supplemental Data:
Net assets, end of period (in thousands)	$5,088,031	$3,597,704	$3,921,027	$1,097,917
Portfolio turnover	300%	237%	172%	194%[3]

[1]	For the period June 16, 2014 (commencement of operations) to March 31, 2015.
[2]	Calculated using average shares outstanding during the period.
[3]	Percentage represents the results for the period and is not annualized.
[4]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds.
[5]	Financial ratios have been annualized except for non-recurring costs.
[6]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights (Continued)

(For Shares Outstanding Throughout the Period)

	Class D
	Year Ended 3/31/2018	Year Ended 3/31/2017	Year Ended 3/31/2016	Period Ended 3/31/2015[1]
Net Asset Value, Beginning of Period	$10.53	$9.81	$10.38	$10.00
Income From Investment Operations:
Net investment income (loss)[2]	(0.03)	0.05	(0.07)	(0.05)
Net realized and unrealized gain (loss)	0.30	0.70	(0.26)	0.48

Total From Investment Operations	0.27	0.75	(0.33)	0.43

Less Distributions to Shareholders:
From net investment income	(0.03)	(0.03)	—	(0.01)
From net realized capital gains	(0.13)	—	(0.24)	(0.04)

Total Distributions	(0.16)	(0.03)	(0.24)	(0.05)

Net Asset Value, End of Period	$10.64	$10.53	$9.81	$10.38

Total Return	2.60%	7.70%	(3.22)%	4.32%[3]

Ratios to Average Net Assets:[4]
Total expenses before recoupment (reimbursement) from Investment Adviser	1.27%	1.40%	1.55%	1.59%[5]
Management Fees	1.88%	1.88%	1.92%	1.95%[5]
Recoupment (reimbursement) from Investment Adviser	—	—	0.02%	(0.14)%[5]

Net expenses after recoupment (reimbursement) from Investment Adviser	3.15%	3.28%	3.49%	3.40%[5]
Excluded expenses[6]	(0.81)%	(1.06)%	(1.18)%	(1.00)%[5]

Expenses, net of impact of excluded expenses	2.34%	2.22%	2.31%	2.40%[5]

Net investment income (loss)	(0.26)%	0.48%	(0.66)%	(1.29)%[5]

Supplemental Data:
Net assets, end of period (in thousands)	$229,593	$316,243	$22,811	$6,012
Portfolio turnover	300%	237%	172%	194%[3]

[1]	For the period November 17, 2014 (commencement of operations) to March 31, 2015.
[2]	Calculated using average shares outstanding during the period.
[3]	Percentage represents the results for the period and is not annualized.
[4]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds.
[5]	Financial ratios have been annualized except for non-recurring costs.
[6]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights (Continued)

(For Shares Outstanding Throughout the Period)

	Class Y
	Year Ended 3/31/2018	Year Ended 3/31/2017	Year Ended 3/31/2016	Period Ended 3/31/2015[1]
Net Asset Value, Beginning of Period	$10.48	$9.75	$10.29	$10.00
Income From Investment Operations:
Net investment income (loss)[2]	0.02	0.08	(0.03)	(0.02)
Net realized and unrealized gain (loss)	0.31	0.71	(0.25)	0.31

Total From Investment Operations	0.33	0.79	(0.28)	0.29

Less Distributions to Shareholders:
From net investment income	(0.09)	(0.06)	(0.02)	—
From net realized capital gains	(0.13)	—	(0.24)	—

Total Distributions	(0.22)	(0.06)	(0.26)	—

Net Asset Value, End of Period	$10.59	$10.48	$9.75	$10.29

Total Return	3.17%	8.10%	(2.90)%	2.90%[3]

Ratios to Average Net Assets:[4]
Total expenses before recoupment (reimbursement) from Investment Adviser	0.79%	1.05%	1.20%	1.31%[5]
Management Fees	1.88%	1.88%	1.92%	1.95%[5]
Recoupment (reimbursement) from Investment Adviser	—	—	0.00%[6]	(0.07)%[5]

Net expenses after recoupment (reimbursement) from Investment Adviser	2.67%	2.93%	3.12%	3.19%[5]
Excluded expenses[7]	(0.57)%	(0.81)%	(0.92)%	(0.79)%[5]

Expenses, net of impact of excluded expenses	2.10%	2.12%	2.20%	2.40%[5]

Net investment income (loss)	0.23%	0.78%	(0.34)%	(1.03)%[5]

Supplemental Data:
Net assets, end of period (in thousands)	$686,390	$432,327	$339,613	$105,624
Portfolio turnover	300%	237%	172%	194%[3]

[1]	For the period January 28, 2015 (commencement of operations) to March 31, 2015.
[2]	Calculated using average shares outstanding during the period.
[3]	Percentage represents the results for the period and is not annualized.
[4]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds.
[5]	Financial ratios have been annualized except for non-recurring costs.
[6]	Represents less than 0.01%.
[7]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements

For the Year Ended March 31, 2018

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) that consists of a single series, Blackstone Alternative Multi-Strategy Fund (the “Fund”). The Fund commenced operations offering Class I Shares on June 16, 2014. The Fund also offers Class D Shares, Class Y Shares and Class R Shares, of which, Class D Shares and Class Y Shares commenced operations on November 17, 2014 and January 28, 2015, respectively. As of March 31, 2018, the Fund had not issued any Class R Shares. The Fund operates as a diversified open-end investment company as defined in the 1940 Act.

The investment adviser of the Fund is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of the Fund’s affairs and, pursuant to an investment management agreement, has engaged BAIA to manage the Fund’s day-to-day investment activities. The Fund’s investment objective is to seek capital appreciation. In pursuing the Fund’s investment objective, the Investment Adviser focuses on the preservation of capital and seeks to maintain an investment portfolio with, on average, lower volatility relative to the broker equity markets. The Investment Adviser seeks to achieve the Fund’s objectives by allocating the Fund’s assets among a variety of non-traditional, or “alternative,” investment strategies. The Investment Adviser determines the allocations of the Fund’s assets and allocates a majority of the Fund’s assets among the sub-advisers (the “Sub-Advisers”) with experience managing alternative investment strategies and among investment funds, and may also manage a portion of the Fund’s assets directly and, from time to time, may instruct Sub-Advisers with respect to particular investments. The Investment Adviser may allocate the Fund’s assets among discretionary and non-discretionary Sub-Advisers. Each discretionary Sub-Adviser is responsible for the day-to-day management of the Fund’s assets that the Investment Adviser allocates to it. Each non-discretionary Sub-Adviser is responsible for providing the Investment Adviser with a model portfolio for the assets allocated to it to be implemented by the Investment Adviser in its discretion. The Investment Adviser has the responsibility to oversee each Sub-Adviser (subject to the oversight of the Board).

The Fund’s assets may be invested in three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of the Fund’s Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiary”), is a Cayman Islands exempted company. Both of the other Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund III L.L.C. (the “Domestic Subsidiary III”) and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiary IV”), are Delaware limited liability companies. The Cayman Subsidiary invests, directly or indirectly through the use of derivatives, in securities and commodity interests. The Domestic Subsidiary III and the Domestic Subsidiary IV invest, directly or indirectly through the use of derivatives, almost entirely in securities (with only de minimis exposure to commodity interests). The consolidated financial statements include the financial statements of the Fund and the three Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the applicable Subsidiaries.

The Fund and the Cayman Subsidiary are each a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Fund and the Cayman Subsidiary, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 of the Commodity Exchange Act (“CEA”), respectively, from certain disclosure, reporting, and recordkeeping requirements otherwise applicable to commodity pools. Neither the Domestic Subsidiary III nor the Domestic

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2018

Subsidiary IV intends to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiary III and the Domestic Subsidiary IV, and such pools are not subject to regulation by the CFTC.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, except as otherwise noted. The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the period. Actual results could differ from these estimates and these differences could be material.

The Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services—Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

Consolidation

The Fund consolidates its investment in the Subsidiaries. Accordingly, the consolidated financial statements include the assets and liabilities and the results of operations of the Subsidiaries. All material intercompany balances and transactions have been eliminated.

3. Significant Accounting Policies

Valuation Policy

The net asset value (“NAV”) of the Fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

For purposes of calculating the NAV for each class of shares, the Fund values its investments in securities, securities sold short, derivative financial instruments and other investments at fair value. The Board has established procedures for determining the fair value of securities, including securities sold short, derivative financial instruments and other investments (together, the “investments”) (the “Valuation Procedures”). The Board has delegated to the Investment Adviser day-to-day responsibility for implementing the Valuation Procedures. The Investment Adviser’s management has formed the Fair Value Committee (the “FVC”), to which the Board has delegated responsibility for providing oversight of the valuation and pricing function of the Fund for all investments. Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined by the FVC in good faith, and such determinations shall be reported to the Board. Due to the inherent uncertainty, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations),

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2018

including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the value of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the FVC and the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events. There were no instances of such determination made during the year ended March 31, 2018.

Fair Value Measurements

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, short-term investments and derivative financial instruments actively traded on recognized exchanges.

Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, sovereign debt obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; over-the-counter (“OTC”) derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts (“Forwards”).

Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2018

A description of the valuation techniques applied to the Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Fund may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North America and South America. The third-party fair valuation service provider calculates a factor (“Fair Value Factor”) that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger (“Fair Value Trigger”), as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of March 31, 2018, certain foreign equity securities were classified in Level 2 as a Fair Value Factor was applied to the prices of these securities.

Short-Term Investments

The Fund considers short-term, highly liquid investments with original maturities of 90 days or less when acquired to be short-term investments. At March 31, 2018, the Fund had $349,537,541 invested in State Street Institutional U.S. Government Money Market Fund (GVMXX—Premier Class) and $22,164 invested in Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio (MSUXX). Investments in money market funds are categorized as Level 1 within the fair value hierarchy and are valued at net asset value.

Effective October 14, 2016, money market funds are required to comply with certain rules adopted by the Securities and Exchange Commission (“SEC”) in July 2014. The rules establish new definitions for money market fund classifications and certain money market funds are required to move from a stable $1.00 price per share to a floating net asset value. Money market funds that meet certain criteria can maintain a fixed $1.00 share price. The State Street Institutional U.S. Government Money Market Fund invests only in obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments and maintains a fixed $1.00 share price. Additionally, the State Street Institutional U.S. Government Money Market Fund is not subject to liquidity fees or redemption gates.

Derivative Financial Instruments

OTC derivative financial instruments, such as Forwards, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination thereof. These contracts are normally valued by pricing service providers or based on broker-dealer quotations. Depending on the nature of the instruments and the terms of the transaction, the value of OTC derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including industry standard pricing models. The pricing models use inputs that are observed from

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2018

actively quoted markets such as issuer details, indices, spreads, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the clearing exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. Treasury obligations, foreign debt obligations, and bank debt are normally valued by pricing service providers on the basis of last available bid price or ask price for securities sold short. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models to determine the reported price that consider observable inputs. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage-related securities (“MBS”) and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. MBS and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Level 3 investments are valued by broker quotes, fair value models, or pricing services that may employ valuation techniques with unobservable inputs. At March 31, 2018, the total fair value of Level 3 investments was $34,606,193. The appropriateness of fair values for these securities are monitored on an ongoing basis which may include results of backtesting, results of pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

Investments in Investee Funds

The fair value of investments in unaffiliated hedge funds (collectively, the “Investee Funds”) is generally determined using the reported net asset value per share of the Investee Fund, or its equivalent, as a practical expedient for fair value, unless the investment in the Investee Fund is traded on a recognized securities exchange and a quoted price is available as of the measurement date. If the Investee Fund is not traded on an exchange, the Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent if the reported net asset value per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2018

Securities and Other Investments

Bank Debt

The Fund may invest in bank debt including, for example, corporate loans, trade claims, loan participations, direct debt, revolvers, bank loans, and bridge loans. The Fund invests in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third-party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third-party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Certain types of bank debt may have an associated partially funded or unfunded commitment. The unfunded commitments may or may not be funded by the Fund. At March 31, 2018, the Fund had an outstanding commitment of $12,548 related to held bank debt.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in MBS (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, residential mortgage-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. MBS and other ABS represent interests in pools of mortgages, loans or other assets. MBS are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment which consists of principal and/or interest payments. Interest payments may be determined by fixed or adjustable rates. MBS and ABS are subject to credit, interest rate, prepayment and extension risks.

Securities Sold Short

The Fund may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby the Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Fund’s broker will execute a borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Fund establishes a liability which is recorded as securities sold short in the Consolidated Statement of Assets and Liabilities to represent securities due under the Short Sale agreement. The Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short in the Consolidated Statement of Operations.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2018

Investment Transactions and Related Investment Income

Investment transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as of the date notified. Interest income, which includes amortization of premiums and accretion of discounts on non-defaulted fixed income securities, is recorded on an accrual basis and is accrued daily. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

Allocation of Income and Expenses

The Fund uses each class of share’s adjusted prior day net assets, adjusted for capital activity, to allocate Fund-level income and expenses and unrealized capital gains and losses pro-rata to each class of shares. Class-specific income and expenses are allocated directly to the applicable class.

Cash

At March 31, 2018, the Fund had $173,747,247 in domestic cash and $240,327,745 in foreign cash held at State Street Bank and Trust.

Foreign Currency

The functional currency of the Fund is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing prices of such currencies on each Business Day. Purchases and sales of investments and income and expenses are translated on the respective dates of such transactions or when accrued. The Fund does not isolate the portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the fair value of the investments. Such gains and losses are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies and currency gains and losses realized between trade and settlement dates on investment transactions. Net unrealized appreciation and deprecation of assets and liabilities, other than investments, attributable to foreign currency fluctuations are recorded as net unrealized appreciation or depreciation on foreign currency translations in the Consolidated Statement of Operations.

Contingencies

Under the Trust’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”), the Fund’s officers and Trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts that contain a variety of representations and indemnifications. To date, the Fund has not had claims or losses pursuant to these contracts, although there is no assurance that it will not incur losses in connection with these indemnifications in the future.

Income Taxes

The Fund’s policy is to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of its investment company taxable income and net long-term capital gains to its shareholders. Therefore, no federal income tax provision is expected to be required. The Fund plans to file U.S. federal and various state and local tax returns.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2018

For the current open tax years ending in October 31, 2015, October 31, 2016 and October 31, 2017, and all major jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. As a result, no income tax liability or expense, including interest and penalties, has been recorded within these consolidated financial statements.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of net realized capital gains of the Fund, if any, are generally declared and paid in December; however, the Fund may make additional distributions at other times. Dividends and capital gain distributions paid by the Fund will be reinvested in additional Shares (see Note 6) of the Fund or, if elected by the Shareholder, paid in cash.

Segregation and Collateralization

In cases in which the 1940 Act and the interpretive positions of the SEC and its staff require that the Fund either delivers collateral or segregates assets in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, swaps and options written), or transactions considered to reflect borrowings (e.g., reverse repurchase agreements), the Fund will, consistent with SEC rules and/or certain interpretive guidance issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Fund engaging in such transactions may have requirements to deliver/deposit securities to/with an exchange or broker-dealer as collateral for certain investments to the extent consistent with the 1940 Act and interpretive positions of the SEC and its staff. The Fund may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) implemented between the Fund and each of its respective counterparties. An ISDA Master Agreement may contain certain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Certain ISDA Master Agreements, or similar agreements, may allow the Fund to offset certain derivative financial instruments’ with collateral. At March 31, 2018, the Fund used the gross method of presentation in its consolidated financial statements and did not elect to offset amounts eligible for offset under enforceable master netting arrangements or similar agreements (“MNA”). The segregated cash balance with counterparties for OTC derivatives disclosed on the Consolidated Statement of Assets and Liabilities includes amounts for various derivative types which are comingled per our ISDA Master Agreements. These amounts are shown gross. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $250,000. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified as such in the Fund’s portfolio. Collateral can be in the form of cash or securities as agreed to by the Fund and the applicable counterparty. Typically, the Fund and counterparties are not permitted to sell, repledge or use the collateral they receive unless explicitly permitted by each respective governing agreement.

The Fund manages counterparty risk by entering into agreements only with counterparties that the Investment Adviser believes to have the financial resources to honor its obligations and by monitoring the financial stability of those counterparties. The agreements entered into by the Fund may contain credit risk related contingent features that may be triggered in certain circumstances to protect either party from a deterioration in creditworthiness of the other. Such circumstances may include a decrease in credit rating or, in the case of the Fund, a decrease in net asset value. If triggered, the Fund or counterparty may be entitled to additional cash margin and/or to terminate the contract. See Note 9 for a further discussion of the risks of the Fund, including credit and counterparty risk.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2018

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of March 31, 2018, the face value of open reverse repurchase agreements for the Fund was $185,776,000. The weighted average daily balances of reverse repurchase agreements outstanding during the year ended March 31, 2018 for the Fund was approximately $196,655,140, at a weighted average weekly interest rate of 2.79%.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The Fund may not use reverse repurchase agreements and related collateral governed by an MRA to offset derivatives contracts and related collateral governed by an ISDA (see Note 4) or securities lending agreements and related collateral governed by a securities lending agreement (“SLA”) (see below).

The following tables present the reverse repurchase agreements, which are subject to enforceable MRAs, as well as the collateral delivered related to those reverse repurchase agreements by class of collateral and summarized by the remaining contractual maturity of the transactions.

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral(1)	Cash Collateral Pledged(1)	Net Amount
BNP Paribas Securities Corp.	$(3,068,871)	$3,068,871	$—	$—
Credit Suisse Securities (USA) LLC	(2,721,745)	2,721,745	—	—
JPMorgan Chase Bank, N.A.	(37,768,229)	37,768,229	—	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(42,563,443)	42,563,443	—	—
Royal Bank of Canada	(99,987,968)	99,987,968	—	—

Total	$(186,110,256)	$186,110,256	$—	$—

(1)	Additional required collateral pledged is not shown for financial reporting purposes. The total fair value of non-cash and cash collateral pledged at March 31, 2018 was $234,198,315 and $1,627,491, respectively.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2018

Remaining Contractual Maturity of the Agreements As of March 31, 2018
Overnight and Continuous		<30 days	Between 30 & 90 days	>90 days	Total
Reverse Repurchase Agreements
Mortgage-Backed Securities	$—	$(106,669,591)	$(73,792,521)	$—	$(180,462,112)
Asset-Backed Securities	—	(4,363,752)	—	—	(4,363,752)
Cash	(1,284,392)	—	—	—	(1,284,392)

Total	$(1,284,392)	$(111,033,343)	$(73,792,521)	$—	$(186,110,256)

Gross amount of recognized liabilities for reverse repurchase agreements					$(186,110,256)

Securities Lending

The Fund may lend securities, through its agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next Business Day. The initial collateral received by the Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The risk of borrower default will be borne by the Fund’s agent; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while earning returns on the cash amounts which may be reinvested for the purchase of investments in securities. Income from securities lending is included in investment income in the Consolidated Statement of Operations. As of March 31, 2018, the market value of security loaned for the Fund amounted to $35,432 and the Fund had received cash collateral of $36,187. The market value of security loaned is classified as common stock in the Fund’s Consolidated Schedule of Investments and as a component of investments in securities, at fair value in the Consolidated Statement of Assets and Liabilities. In addition, the value of the related collateral is shown separately as securities lending collateral payable in the Consolidated Statement of Assets and Liabilities. All of the security lending agreements are continuous.

The SLA entered into by the Fund provides the right, in the event of default, for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. Under the agreement, the Fund can reinvest cash collateral.

The following table presents the SLA by borrower/counterparty, which are subject to offset under the SLA, as well as the collateral delivered related to those SLA by class of collateral and summarized by the remaining contractual maturity of the transactions. The Fund may not use collateral governed by an SLA to offset reverse repurchase agreements and related collateral governed by an MRA (see above) or derivatives contracts and related collateral governed by an ISDA (see Note 4).

Borrower/Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Natixis Securities Americas LLC.	$35,432	$(35,432)	$—

Total	$35,432	$(35,432)	$—

(1)	Additional required collateral received from the individual counterparty is not shown for financial reporting purposes.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2018

Remaining Contractual Maturity of the Agreements As of March 31, 2018
Overnight and Continuous		<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Agreements
Common Stock	$(35,432)	$—	$—	$—	$(35,432)

Total	$(35,432)	$—	$—	$—	$(35,432)

Gross amount of recognized liabilities for securities lending agreements					$(35,432)

When-Issued and Delayed-Delivery Transactions

The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued or delayed-delivery securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (“TBAs”). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended, or are subject to contractual restrictions on public sales. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. The Fund will not incur any registration costs upon such resales. The Fund cannot demand registration of restricted securities. The Fund’s restricted securities, like other securities, are priced in accordance with the Valuation Procedures. Restricted securities are identified in the Consolidated Schedule of Investments.

Recent Accounting Pronouncements and Regulatory Updates

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities, which shortens the amortization period for the premium on certain callable debt securities to the earliest call date. The amendments are applicable to any purchased individual debt security with an explicit and noncontingent call feature that is callable at a fixed price on a preset date. The amendments do not impact the accounting for callable debt securities held at a discount, which will continue to be accreted to maturity. ASU 2017-08 will become effective on January 1, 2019, with early adoption permitted including adoption in an interim period. The amendments will be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. The Fund is currently evaluating the impact of adopting ASU 2017-08 on its consolidated financial statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2018

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230)—Restricted Cash. The new guidance is intended to change the presentation of restricted cash on the statement of cash flows. The new standard affects all entities that have restricted cash or restricted cash equivalents and are required to present a statement of cash flows under Topic 230. The new guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those years. Early adoption is permitted. The adoption of ASU No. 2016-18 is not expected to have a material impact in the consolidated financial statements.

In October 2016, the SEC issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly relating to derivatives, in investment company financial statements. In addition, the rule introduces two new regulatory reporting forms for investment companies, which will be used after June 1, 2018: Form N-PORT and Form N-CEN. Compliance with the amendments to Regulation S-X became effective for financial statements with period-ends filed with the SEC on or after August 1, 2017. The Fund is still evaluating the potential impacts of adopting Form N-PORT and Form N-CEN.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230), Classification of Certain Cash Receipts and Cash Payments a consensus of the FASB’s Emerging Issues Task Force (ASU 2016-15). ASU 2016-15 is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. ASU 2016-15 is effective for interim and annual reporting periods beginning after December 15, 2017. The Fund does not expect the adoption of the new standard to have a material effect in the consolidated financial statements.

4. Derivative Financial Instruments

In the normal course of business, the Fund enters into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Fund or to protect against exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g., inflation risk). These contracts may be transacted on a recognized exchange or OTC. The following disclosures contain information on how the Fund uses derivative financial instruments. The derivative financial instruments outstanding as of period end are disclosed in the Consolidated Schedule of Investments.

Forward Foreign Currency Exchange Contracts

The Fund may enter into Forwards to obtain investment exposure, seek to enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forwards are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a Forward fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on forward foreign currency exchange contracts. When a contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2018

Futures Contracts

The Fund may enter into futures contracts to maintain investment exposure to a target asset class or to seek to enhance return. The Fund may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as segregated cash balance with broker for futures contracts in the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Contracts

The Fund may purchase and write call and put options. An option contract purchased by the Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Fund may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of the Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2018

The Fund may purchase or write interest rate swaption agreements which are options to enter into a predefined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements

The Fund may enter into total return, interest rate, and credit default swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between the Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps” or swap execution facility). The Fund may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Fund as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Fund as collateral for swaps are identified in the Consolidated Schedule of Investments and segregated cash, if any, is reflected in the Consolidated Statement of Assets and Liabilities.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having an MNA between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2018

Interest Rate Swaps: The Fund may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Fund is subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Fund may hold fixed rate bonds, and the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability on the Fund’s Consolidated Statement of Assets and Liabilities and an upfront payment made by the Fund is recorded as an asset in the Consolidated Statement of Assets and Liabilities. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Fund’s Consolidated Statement of Assets and Liabilities. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Fund may enter into total return swap agreements to obtain exposure to a security, index or market without owning such security or investing directly in that security, index or market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

Credit Default Swaps: The Fund may enter into OTC and/or centrally cleared credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issues and/or baskets of securities.

In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Fund or made by the Fund is recorded as a liability or asset, respectively, in the Consolidated Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses. Credit default swap contracts are marked-to-market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Interest rate swaps, total return swaps and credit default swaps outstanding at period end are listed at the end of the Fund’s Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2018

At March 31, 2018, the Fund had the following derivative financial instruments, presented on a gross basis and categorized by risk exposure:

Asset Derivatives				Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value		Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Centrally cleared swaps, at fair value (c)		$5,822,610	Centrally cleared swaps, at fair value (c)		$(5,958,375)
	Swap contracts, at fair value (b)		3,829,096	Swap contracts, at fair value (b)		(62,076)
	Unrealized appreciation on futures contracts (c)		14,954,218	Unrealized depreciation on futures contracts (c)		(7,593,742)
	Purchased options, at fair value (d)		1,250	Options written, at fair value		(249,975)
Equity	Swap contracts, at fair value (b)		56,706,276	Swap contracts, at fair value (b)		(56,736,602)
	Unrealized appreciation on futures contracts (c)		16,244,902	Unrealized depreciation on futures contracts (c)		(10,057,312)
	Purchased options, at fair value (d)		4,198,868	Options written, at fair value		(185,875)
Commodity	Unrealized appreciation on futures contracts (c)		27,586,458	Unrealized depreciation on futures contracts (c)		(12,654,103)
Credit	Swap contracts, at fair value (b)		52,629	Swap contracts, at fair value (b)		(21,170,468)
	Centrally cleared swaps, at fair value (c)		17,051,675	Centrally cleared swaps, at fair value (c)		(3,269,626)
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts		3,842,653	Unrealized depreciation on forward foreign currency exchange contracts		(5,483,064)
	Unrealized appreciation on futures contracts (c)		8,531,558	Unrealized depreciation on futures contracts (c)		(6,447,521)
	Purchased options, at fair value (d)		95,690	Options written, at fair value		(78,538)

Total			$158,917,883			$(129,947,277)

Amounts not subject to MNA(1)		(94,642,835)			46,453,903

Total gross amounts subject to MNA		$64,275,048			$(83,493,374)

(1)	See below for disclosure of financial instruments assets and liabilities subject to offset under enforceable MNA.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2018

The following tables present information about the amount of net realized gain (loss) and net unrealized appreciation (depreciation) on derivative financial instruments for the year ended March 31, 2018:

Primary Underlying Risk	Average Number of Contracts(a)	Average Notional USD(a)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Interest Rate
Swap contracts	—	$507,690,024	$(2,809,453)	$3,366,034
Future contracts	—	2,903,988,327	(18,210,661)	8,197,352
Purchased options (d)	347	110,100,000	(857,568)	655,446
Options written	465	—	102,802	(79,760)

Equity
Swap contracts	—	2,281,757,640	(51,412,935)	(7,304,037)
Future contracts	—	1,658,067,710	(25,543,677)	12,267,613
Purchased options (d)	64,113	629,025	(30,307,211)	(1,280,741)
Options written	12,760	379,839	1,479,903	(693,243)

Commodity
Future contracts	—	738,157,717	12,228,232	15,350,074

Credit
Swap contracts	—	946,866,070	18,923,778	(2,285,491)

Foreign Exchange
Swap contracts	—	15,965,166	614,861	—
Forward foreign currency exchange contracts	—	2,191,442,549	(16,185,467)	1,256,076
Future contracts	—	1,238,602,712	(17,660,148)	(402,269)
Purchased options	—	5,188,889	(44,983)	(18,517)
Options written	—	7,183,333	29,289	30,599

Total			$(129,653,238)	$29,059,136

(a)	Averages are based on monthly activity levels during the year ended March 31, 2018.

(b)	Includes swap contract premiums paid/received and unrealized appreciation/depreciation on swap contracts.

(c)	Includes unrealized appreciation/depreciation of futures contracts and centrally cleared swaps as reported in the Notes to Consolidated Schedule of Investments. Only the current day’s variation margin is reported in the Consolidated Statement of Assets and Liabilities.

(d)	Includes purchased options that are part of investments in securities as shown in the Consolidated Statement of Assets and Liabilities and net realized gain on investments in securities and net unrealized appreciation on investments in securities as shown in the Consolidated Statement of Operations.

Netting Arrangements

The Fund enters into ISDA Master Agreements which contain MNA’s that provide for payment netting and, in the case of default or similar event with respect to the counterparty to the MNA, can provide for netting across transactions. Generally, upon counterparty default, the Fund can terminate all transactions under the MNA and set-off amounts it owes across all transactions under a particular MNA and against collateral under

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2018

such MNA. The Fund may not use derivatives contracts and related collateral governed by an ISDA to offset reverse repurchase agreements and related collateral governed by an MRA or securities lending agreements and related collateral governed by an SLA (see Note 3).

The following table represents the Fund’s derivative financial instrument assets and liabilities by counterparty net of amounts available for offset under an MNA and net of related collateral received/pledged by the Fund as of March 31, 2018:

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amount of Assets in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Received(4)	Non-Cash Collateral	Net Amount(2)

By Counterparty (1)
Bank of America, N.A.	$4,418	$(4,418)	$—	$—	$—
Barclays Bank plc	1,630,605	(1,630,605)	—	—	—
Citibank N.A.	2,306,629	—	—	—	2,306,629
Credit Suisse Securities (Europe) Limited	18,998,179	(9,251,799)	—	—	9,746,380
Deutsche Bank AG	1,097,542	(159,263)	(590,000)	—	348,279
Goldman Sachs International	7,716,544	(6,602,311)	—	—	1,114,233
JPMorgan Chase Bank, N.A.	2,345,010	(2,345,010)	—	—	—
Morgan Stanley & Co. International plc	1,038,070	(813,981)	—	—	224,089
Skandinaviska Enskilda Banken AB (publ)	234,687	(234,687)	—	—	—
State Street Bank and Trust Company	302,476	(4,158)	—	—	298,318
UBS AG	41,892	(13,694)	—	—	28,198

Cayman Subsidiary
Credit Suisse International	52,629	(52,629)	—	—	—
Merrill Lynch International	359,230	(359,230)	—	—	—
Morgan Stanley Capital Services LLC	15,190,747	(14,479,622)	—	—	711,125
State Street Bank and Trust Company	514,916	(514,916)	—	—	—

Domestic Subsidiary IV
Credit Suisse Securities (Europe) Limited	8,557	(8,557)	—	—	—
Deutsche Bank AG	5,561,698	(5,561,698)	—	—	—
Goldman Sachs International	402,969	(402,969)	—	—	—
Morgan Stanley Capital Services LLC	6,460,681	(4,148,613)	—	—	2,312,068
State Street Bank and Trust Company	7,569	(7,569)	—	—	—

Total	$64,275,048	$(46,595,729)	$(590,000)	$—	$17,089,319

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2018

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amount of Liabilities in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Pledged(5)	Non-Cash Collateral	Net Amount(3)

By Counterparty (1)
Bank of America, N.A.	$(893,693)	$4,418	$827,199	$—	$(62,076)
Barclays Bank plc	(4,788,002)	1,630,605	3,157,397	—	—
Citigroup Global Markets Inc.	(336,358)	—	—	—	(336,358)
Credit Suisse International	(95,585)	—	95,585	—	—
Credit Suisse Securities (Europe) Limited	(9,251,799)	9,251,799	—	—	—
Deutsche Bank AG	(159,263)	159,263	—	—	—
Goldman Sachs International	(6,602,311)	6,602,311	—	—	—
J.P. Morgan Securities LLC	(1,700,033)	—	1,700,033	—	—
JPMorgan Chase Bank, N.A.	(8,564,010)	2,345,010	6,219,000	—	—
Merrill Lynch Capital Services, Inc.	(2,164,277)	—	2,164,277	—	—
Morgan Stanley & Co. International plc	(813,981)	813,981	—	—	—
Morgan Stanley Capital Services LLC	(1,536,049)	—	1,536,049	—	—
Skandinaviska Enskilda Banken AB (publ)	(4,364,085)	234,687	4,129,398	—	—
State Street Bank and Trust Company	(4,158)	4,158	—	—	—
UBS AG	(13,694)	13,694	—	—	—

Cayman Subsidiary
Credit Suisse International	(3,546,514)	52,629	3,493,885	—	—
Merrill Lynch International	(694,069)	359,230	334,839	—	—
Morgan Stanley Capital Services LLC	(14,479,622)	14,479,622	—	—	—
State Street Bank and Trust Company	(2,395,366)	514,916	1,720,000	—	(160,450)

Domestic Subsidiary III
Credit Suisse International	(4,311,798)	—	4,311,798	—	—
J.P. Morgan Securities LLC	(1,991,506)	—	1,991,506	—	—
Morgan Stanley Capital Services LLC	(2,193,992)	—	2,193,992	—	—

Domestic Subsidiary IV
Credit Suisse Securities (Europe) Limited	(189,124)	8,557	180,567	—	—
Deutsche Bank AG	(7,828,016)	5,561,698	2,266,318	—	—
Goldman Sachs International	(411,758)	402,969	8,789	—	—
Merrill Lynch International	(2,826)	—	—	—	(2,826)
Morgan Stanley Capital Services LLC	(4,148,613)	4,148,613	—	—	—
State Street Bank and Trust Company	(12,872)	7,569	—	—	(5,303)

Total	$(83,493,374)	$46,595,729	$36,330,632	$—	$(567,013)

(1)	The Fund and each Subsidiary are subject to separate MNA’s with each individual counterparty.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2018

(2)	Net amount represents the net amount receivable from the counterparty in the event of default.

(3)	Net amount represents the net amount payable to the individual counterparty in the event of default.

(4)	Additional required collateral received from the individual counterparty is not shown for financial reporting purposes.

(5)	Additional required collateral pledged to the individual counterparty is not shown for financial reporting purposes.

5. Fair Value Measurements

The following table presents information about the classification of the Fund’s investments measured at fair value within the fair value hierarchy as of March 31, 2018:

Assets:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$1,666,970,670	$53,903,235	$—	$1,720,873,905
Preferred Stock	209,658,152	—	—	209,658,152
Asset-Backed Securities	—	304,745,799	—	304,745,799
Convertible Bonds	—	51,594,613	—	51,594,613
Bank Debt	—	18,796,752	12,831,298	31,628,050
Corporate Bonds & Notes	—	159,657,115	21,774,895	181,432,010
Sovereign Debt	—	505,625,830	—	505,625,830
Mortgage-Backed Securities	—	1,485,791,611	—	1,485,791,611
U.S. Government Sponsored Agency Securities	—	29,359,770	—	29,359,770
U.S. Treasury Obligations	—	119,551,834	—	119,551,834
Exchange-Traded Funds	133,541,204	—	—	133,541,204
Purchased Options	4,200,118	95,690	—	4,295,808
Short-Term Investment - Money Market Funds	349,559,705	—	—	349,559,705
Subtotal	$2,363,929,849	$2,729,122,249	$34,606,193	$5,127,658,291
Investments Valued at NAV				321,572,356
Total Investments in Securities	2,363,929,849	2,729,122,249	34,606,193	$5,449,230,647
Forward Foreign Currency Exchange Contracts	—	3,842,653	—	3,842,653
Futures Contracts	67,317,136	—	—	67,317,136
Centrally Cleared Credit Default Swaps	—	17,051,675	—	17,051,675
OTC Credit Default Swaps	—	52,629	—	52,629
OTC Total Return Swaps	—	60,535,372	—	60,535,372
Centrally Cleared Interest Rate Swaps	—	5,822,610	—	5,822,610
Total Assets	$2,431,246,985	$2,816,427,188	$34,606,193	$5,603,852,722

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2018

Liabilities:	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Common Stock	$1,299,345,464	$31,269,756	$—	$1,330,615,220
Exchange-Traded Funds	82,501,834	—	—	82,501,834
Mortgage-Backed Securities	—	47,166,555	—	47,166,555
Total Securities Sold Short	1,381,847,298	78,436,311	—	$1,460,283,609
Options Written	435,850	78,538	—	514,388
Reverse Repurchase Agreements	—	186,110,256	—	186,110,256
Securities Lending Collateral Payable	—	36,187	—	36,187
Forward Foreign Currency Exchange Contracts	—	5,483,064	—	5,483,064
Futures Contracts	36,752,678	—	—	36,752,678
Centrally Cleared Credit Default Swaps	—	3,269,626	—	3,269,626
OTC Credit Default Swaps	—	21,170,468	—	21,170,468
OTC Total Return Swaps	—	56,736,602	—	56,736,602
Centrally Cleared Interest Rate Swaps	—	5,958,375	—	5,958,375
OTC Interest Rate Swaps	—	62,076	—	62,076
Total Liabilities	$1,419,035,826	$357,341,503	$—	$1,776,377,329

Investments that are measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Statement of Assets and Liabilities.

Investments in Investee Funds that are non-redeemable or subject to other restrictions such as a lockup at the measurement date or have the ability to limit the individual amount of investor redemptions shall be classified as having a redemption restriction.

The following table summarizes investments in Investee Funds, by investment strategy, the unfunded commitment of each strategy (if applicable), and the amount of the investment in Investee Fund that cannot be redeemed because of redemption restrictions put in place by the Investee Fund.

Investments in Investee Funds by Strategy	Unfunded Commitment $	Non-Redeemable Investments (A)		Other Restricted Investments (B)		Investments Subject to No Restrictions	Total $
		Amount $	Redemption Restriction Commencement Date	Amount $	Redemption Restriction Term	Amount $

Equity (1)(2)	N/A	—	N/A	—	N/A	321,572,356	321,572,356

(1) The Equity strategy generally includes equity-focused Investee Funds with a bottom-up analysis that do not actively trade exposures, with trading strategies focusing on shorter-term dynamics and appreciation for market technicals, top-down thematic/macro views, and technically driven statistical arbitrage with fundamental quantitative long/short strategies.

(2) Investments are redeemable quarterly upon 30 - 45 days written notice.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2018

(A) Investments in Investee Funds cannot currently be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed.

(B) Investments subject to other restrictions include investments in Investee Funds that are subject to a lockup at the measurement date and/or have the ability to limit the individual amount of investor redemptions. The redemption restriction term is based on the restriction period (or range of restriction periods) for Investee Funds as defined in each respective Investee Fund’s governing legal agreement without consideration of the length of time elapsed from the date of investments in Investee Funds. The Fund’s investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments which were made at differing points in time.

During the year ended March 31, 2018, the amount of transfers from Level 1 to Level 2 was $19,225,599 and $(19,860,633) for common stock and securities sold short, respectively, as a result of the Fair Value Trigger. For more detail on the fair value of foreign equity securities, please refer to the discussion of fair value measurements for exchange-traded securities in Note 3.

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of broker quotations in accordance with valuation methodology.

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Assets: Investments in Securities	Bank Debt	Corporate Bonds & Notes	Total
Balance as of March 31, 2017	$2,879,336	$—	$2,879,336
Transfers In	4,939,560	—	4,939,560
Transfers Out	(1,600,501)	—	(1,600,501)
Purchases	8,233,901	21,197,190	29,431,091
Sales	(890,815)	—	(890,815)
Amortization	485,452	614,806	1,100,258
Net realized gain (loss)	7,082	—	7,082
Net change in unrealized appreciation (depreciation)	(1,222,717)	(37,101)	(1,259,818)

Balance as of March 31, 2018	$12,831,298	$21,774,895	$34,606,193

Net change in unrealized appreciation (depreciation) related to investments still held as of March 31, 2018	$(1,217,632)	$(37,101)	$(1,254,733)

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2018

The following table summarizes the quantitative inputs and assumptions used for investments in securities classified within Level 3 of the fair value hierarchy as of March 31, 2018.

Assets	Fair Value at March 31, 2018	Valuation Technique	Unobservable Inputs	Range of inputs (Weighted Average)
Investments in Securities:
Bank Debt	$12,831,298	Broker-dealer Quotations	Indicative Bid	N/A
Corporate Bonds & Notes	21,774,895	Broker-dealer Quotations	Indicative Bid	N/A

Total Investments in Securities	$34,606,193

6. Purchase and Sale of Fund Shares

The Fund currently offers Class D Shares, Class I Shares, Class R Shares and Class Y Shares. For the year ended March 31, 2018, only Class D Shares, Class I Shares and Class Y Shares were outstanding.

The Fund’s Class D Shares are offered primarily through broker-dealers and other financial intermediaries that have entered into an agreement with the Distributor for the use of the Fund in investment products, programs, or accounts such as mutual fund supermarkets or other no transaction fee platforms. The Fund’s Class I Shares are offered to institutional investors and individual investors who are clients of investment advisors, broker-dealers, financial institutions or registered investment advisors that: (a) may charge such clients fees for advisory, investment, consulting or similar services and (b) have entered into an arrangement approved by the Distributor to provide certain administrative services to investors. The Fund’s Class Y Shares are offered for institutional investors and individuals (including through individual retirement accounts) who purchase directly from the Fund. Class Y Shares of the Fund may also be offered to employees, officers and directors/trustees of the Investment Adviser, the Fund or their respective affiliates and to institutional investors and individual investors who are clients of investment advisors, broker-dealers, financial institutions or registered investment advisors that: (a) do not charge a fee to the Fund and (b) have entered into an arrangement approved by the Distributor. The minimum investment in Class D Shares of the Fund by an investor is $25,000, and the minimum subsequent investment in Class D Shares of the Fund by an investor is $5,000. The minimum investment in Class I Shares of the Fund by an investor is $1,000,000, and the minimum subsequent investment in Class I Shares of the Fund by an investor is $200,000. Class Y Shares have no investment minimum requirements. The Fund’s Class R Shares have no minimum investment requirement and are generally available only to special benefit plans.

Shares of the Fund may be purchased or redeemed at NAV each Business Day.

7. Investment Adviser Fees and Other Transactions with Affiliates

Pursuant to the investment management agreement between the Investment Adviser and the Trust, on behalf of the Fund, the Fund pays the Investment Adviser a management fee (the “Fund Management Fee”) at an annual rate based on the Fund’s average daily net assets, excluding the net assets of the applicable Subsidiaries. The Fund’s Management Fee accrues daily in arrears and is paid quarterly. The Investment Adviser receives additional compensation at an annual rate based on each Subsidiary’s average daily net assets for providing management services to the Subsidiaries. For collective net assets of the Fund and the respective Subsidiaries up to $2.5 billion, the Fund Management Fee is calculated at a rate of 1.95% (annualized) and for collective net assets greater than or equal to $2.5 billion, the Fund Management Fee is

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2018

calculated at a rate of 1.80% (annualized). During the year ended March 31, 2018, the Fund paid the Investment Adviser $94,680,864 in management fees. From this amount, the Investment Adviser paid $47,890,745 in sub-advisory fees to non-affiliated Sub-Advisers with respect to the Fund, which amounted to 0.95% (annualized) of the Fund’s average daily net assets.

Sub-Advisory Fees

Pursuant to the sub-advisory agreements between the Investment Adviser and the Sub-Advisers, the Sub-Advisers are compensated for the services they provide to the Fund by the Investment Adviser from the Management Fee received by the Investment Adviser.

Distribution and Service Fees

Pursuant to the amended and restated Distribution and Service Plan, the Fund’s Class D Shares bear distribution and service fees at an annual rate of 0.25% of the average daily net assets of the Fund attributable to Class D Shares. Payments of the distribution and service fee may be made without regard to expenses actually incurred. The Fund’s Class I Shares, Class Y Shares and Class R Shares are not subject to distribution and service fees.

Expense Limitation and Reimbursement

The Investment Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund to limit the amount of Specified Expenses (as defined below) of the Fund to 2.40% per annum of the Fund’s net assets for Class D Shares, Class I Shares and Class Y Shares and 2.55% per annum of the Fund’s net assets for Class R Shares (collectively, the “Total Expense Cap”). Specified Expenses include all expenses incurred by the Fund with the exception of (i) the distribution or servicing fees, (ii) acquired fund fees and expenses, (iii) brokerage and trading costs, (iv) interest payments (including any interest expenses, commitment fees, or other expenses related to any line of credit of the Fund), (v) taxes, (vi) dividends and interest on short positions, and (vii) extraordinary expenses (as determined in the sole discretion of BAIA) (together, the “Excluded Expenses”).

To the extent the estimated annualized specified expenses for any month exceeds the Total Expense Cap, the Investment Adviser will waive its fees and/or make payments to the Fund for expenses to the extent necessary to eliminate such excess. The Investment Adviser may discontinue its obligations under the agreements at any time in its sole discretion after August 31, 2020 upon written notice to the Fund. The Fund has agreed to repay the amounts borne by the Investment Adviser under their respective agreements within the thirty-six month period after the Investment Adviser bears the expense, to the extent the estimated annualized Specified Expenses for a given month are less than the lower of the Total Expense Cap or any expense limitation agreement then in effect. The repayment may not raise the level of estimated annualized specified expenses in the month of repayment to exceed the total expense cap. During the year ended March 31, 2018, there were no repayments or potential repayments to the Investment Adviser.

Interfund Trades

The Fund may purchase from or sell securities to other affiliated funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2018

Rule 17a-7 of the 1940 Act. For the year ended March 31, 2018, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund were as follows:

Purchases	Sales	Net Realized Gain
$—	$11,542,954	$186,985

Related Party Transactions

Blackstone Holdings Finance Co. L.L.C. (“FINCO”), an affiliate of the Fund, pays expenses on behalf of the Fund. The Fund reimburses FINCO for such expenses paid on behalf of the Fund. FINCO does not charge any fees for providing such administrative services. At year-end March 31, 2018, the Fund does not have an amount payable to FINCO.

8. Other Agreements

State Street Bank and Trust Company serves as the administrator, custodian and transfer agent to the Fund. Blackstone Advisory Partners L.P., an affiliate of the Investment Adviser, serves as the Fund’s distributor.

9. Financial Instruments and Off-Balance Sheet Risk

Market Risk: In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations.

Credit and Counterparty Risk: The Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the consolidated financial statements. Financial assets that potentially expose the Fund to credit and counterparty risk consist principally of cash due from counterparties and investments. The Fund manages counterparty risk by entering into agreements only with counterparties that it believes has the financial resources to honor its obligations and by monitoring the financial stability of those counterparties. The Fund’s Investment Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Fund restricts exposure to credit and counterparty losses by entering into MNA’s with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (e.g., futures contracts and exchange traded options) while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options). For derivatives traded under an ISDA Master Agreement or similar master agreement, the collateral requirements may be netted across all transactions traded under such agreement and certain counterparties may allow one amount to be posted from one party to the other to collateralized such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right,

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2018

upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and may permit net amounts owed under each transaction to be netted to derive one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Fund’s credit risk to such counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Fund under derivative financial instrument contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

At March 31, 2018, the Fund had counterparty concentration of credit risk primarily with State Street Bank and Trust Company, Morgan Stanley & Co. LLC, Morgan Stanley Capital Services LLC, Morgan Stanley & Co. International plc, Credit Suisse Securities (USA) LLC, Credit Suisse Securities (Europe) Limited and Credit Suisse International.

Foreign Investment Risk: The investments by the Fund in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in, require settlement in and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency exchange contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Liquidity Risk: Some securities held by the Fund, including, but not limited to, restricted, distressed, nonexchange traded, and/or privately placed securities, may be difficult to sell, or illiquid, particularly during times of market turmoil. Investments in Investment Funds are generally illiquid and some Investment Funds may not permit withdrawals or may make in-kind distributions of illiquid securities when the Fund desires to divest. Illiquid securities may be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Money Market Funds Risk: The investments in money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. In addition, money market funds are exposed to market risk, credit risk and liquidity risk.

Additional risks associated with each type of investment are described within the respective security type notes. The Fund’s Prospectus includes a discussion of the principal risks of investing in the Fund.

10. Investment Transactions

The aggregate cost of purchases and proceeds of sales of investments in securities (excluding U.S. Treasury Obligations, U.S. Government Sponsored Agency Securities and other short-term debt securities with maturities at the time of acquisition of one year or less (if applicable)), for the year ended March 31, 2018 were as follows:

Purchases		Sales
Long-Term	U.S Government	Long-Term	U.S Government
$9,773,604,345	$48,782,886	$9,254,642,921	$1,698,918

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2018

11. Income Tax Information

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund has adopted a tax year-end of October 31; therefore, the consolidated financial statements, unless otherwise indicated, reflect tax adjusted balances as of October 31, 2017. The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, the Fund makes no provision for U.S. federal income or excise taxes.

The Fund’s policy is to declare and pay distributions from net investment income and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Fund’s understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., regulations pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Fund’s U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they were filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

The Fund made the following reclassification at March 31, 2018 due to permanent book and tax differences primarily attributable to gain or loss from passive foreign investment companies, certain derivative financial instrument transactions, and income from the wholly-owned Cayman Subsidiary from the tax year-ended October 31, 2017:

Paid-in Capital	Accumulated Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)
$73,318,157	$(10,621,351)	$(62,696,806)

The tax basis components of distributable earnings of the Fund at the tax year-ended October 31, 2017 was:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforward
$96,195,195	$—	$—

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2018

In addition, the tax character of distributions paid to shareholders for the tax year-ended October 31, 2016 by the Fund is as follows:

Ordinary Income	Long-Term Capital Gains
$86,061,970	$—

In addition, the tax character of distributions paid to shareholders for the tax year-ended October 31, 2017 by the Fund is as follows:

Ordinary Income	Long-Term Capital Gains
$20,072,174	$—

The Fund made an ordinary income distribution in the amount of $103,460,004 to shareholders in December 2017. The final tax character of that distribution will be determined after the Fund’s October 31, 2018 tax year end.

As of March 31, 2018, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments, securities sold short, and derivatives were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$3,807,823,671	$500,015,393	$(271,102,688)	$228,912,705

12. Borrowings Under Credit Facility

The Fund has a secured revolving borrowing facility (the “Facility”) with State Street Bank and Trust Company (the “Bank”) in an aggregate principal amount of up to $60,000,000, subject to a maximum loan value of not more than 25% of the Fund’s NAV (the “Aggregate Commitment Amount”). Borrowings under the Facility are used primarily for bridge financing purposes and are secured by the assets of the Fund. Under the terms of the agreement, the Aggregate Commitment Amount may be terminated or reduced from time to time upon written notice from the Fund to the Bank. Outstanding borrowings bear interest at a rate equal to 1.25% plus the One-Month USD LIBOR Rate per annum (3.13% at March 31, 2018). A commitment fee is charged in the amount of 0.25% per annum as well as an upfront underwriting fee equal to 0.10% of the Commitment Amount per annum. Commitment fees accrued through the end of each calendar quarter are due no later than the 15th day of the immediately succeeding calendar month during the term of the Facility. Accrued interest is due no later than January 28, 2019, the termination date of the Facility at which time the Fund and the Bank can agree to extend the existing agreement. For the year ended March 31, 2018, the Fund made no borrowings under the Facility.

13. Subsequent Events

The Investment Adviser has evaluated the impact of subsequent events through the date of financial statement issuance, and determined there were no subsequent events outside the normal course of business requiring adjustment to or disclosure in the consolidated financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Blackstone Alternative Investment Funds and the Shareholders of Blackstone Alternative Multi-Strategy Fund and Subsidiaries:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Blackstone Alternative Multi-Strategy Fund and subsidiaries, one of the portfolios constituting the Blackstone Alternative Investment Funds (the “Fund”), as of March 31, 2018, the related consolidated statements of operations and cash flows for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the three years in the period then ended and the period from the June 16, 2014 (commencement of operations) to March 31, 2015, and the related notes. In our opinion, the consolidated financial statements and consolidated financial highlights present fairly, in all material respects, the consolidated financial position of Blackstone Alternative Multi-Strategy Fund and Subsidiaries of the Fund as of March 31, 2018, the consolidated results of its operations and its cash flows for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the three years in the period then ended and the period from the June 16, 2014 (commencement of operations) to March 31, 2015, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2018, by correspondence with the custodian, brokers and agent banks; when replies were not received from custodian, brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

New York, New York

May 23, 2018

We have served as the auditors of one or more investment companies within the group of investment companies since 2010.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries Shareholder Fee Example (Unaudited)

As a shareholder of the Multi-Strategy Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual expense example is based on an investment of $1,000 invested at the beginning of a six month period and held through the year ended March 31, 2018. The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense example is based on an investment of $1,000 invested at the beginning of a six month period. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical amount account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2017	Ending Account Value 3/31/2018	Expenses Paid During Period[1]	Annualized Expense Ratio
Class I
Actual	$1,000.00	$995.70	$13.43	2.70%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,011.47	$13.54	2.70%

Class D
Actual	$1,000.00	$994.80	$15.12	3.04%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,009.77	$15.23	3.04%

Class Y
Actual	$1,000.00	$997.50	$13.00	2.61%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,011.92	$13.09	2.61%

[1]	Expenses are calculated using the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information

March 31, 2018

Management of the Fund

The Fund’s operations are managed by the Investment Adviser and the Sub-Advisers (defined below), under the direction and oversight of the Board. A majority of the Trustees are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”). The Trustees and the Fund’s officers are subject to removal or replacement in accordance with Massachusetts law and the Trust’s Amended and Restated Declaration of Trust. Five of the six Trustees were elected by the initial shareholder of the Trust.

Sub-Advisers

During the period covered by this report, the Investment Adviser engaged the following entities as sub-advisers (each, a “Sub-Adviser”, and together, the “Sub-Advisers”) to provide investment management services to the Fund or to one or more Subsidiaries.

Discretionary Sub-Advisers:

•	Bayview Asset Management, LLC
•	Boussard & Gavaudan Investment Management, LLP
•	Caspian Capital LP
•	Cerberus Sub-Advisory I, LLC
•	Cerebellum GP, LLC (effective December 6, 2017)
•	Chatham Asset Management, LLC (until February 14, 2018)
•	D. E. Shaw Investment Management, L.L.C.
•	Emso Asset Management Limited
•	Endeavour Capital Advisors Inc. (effective February 22, 2018)
•	FT AlphaParity, LLC (until June 23, 2017)
•	Good Hill Partners LP
•	GSA Capital Partners LLP (effective April 26, 2017)
•	GS Investment Strategies, LLC (until January 12, 2018)
•	H2O AM LLP (effective June 1, 2017)
•	HealthCor Management, L.P.
•	IPM Informed Portfolio Management AB
•	Magnetar Asset Management LLC (effective June 15, 2017)
•	Nephila Capital Ltd.
•	NWI Management, L.P. (effective February 22, 2018)
•	Sorin Capital Management, LLC
•	Two Sigma Advisers, LP
•	Waterfall Asset Management, LLC

Non-Discretionary Sub-Advisers:

•	Gracian Capital LLC (effective May 24, 2017)

Trustees and Officers

The following tables set forth information concerning the Trustees and officers (“Officers”) of the Fund. Unless otherwise noted, the business address of each Officer and Trustee is c/o Blackstone Alternative Investment Advisors LLC, 345 Park Avenue, 28th Floor, New York, NY 10154.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2018

Independent Trustees:

Name and Year of Birth of Trustee	Position Held with the Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Trusteeships Held by Trustee
John M. Brown (1959)	Trustee	March 2013 to present	Retired (2004 – Present)	4	None

Peter M. Gilbert (1947)	Trustee	February 2016 to present	Retired (2015-Present) Chief Investment Officer, Lehigh University Endowment Fund (2007 – 2015)	4	None

Paul J. Lawler (1948)	Trustee	March 2013 to present	Retired (2011 – Present)	4	Trustee, First Eagle Funds (8 portfolios)

Kristen Leopold (1967)	Trustee	March 2013 to present	CFO, WFL Real Estate Services, LLC (2006 – Present); CFO, KL Associates LLC (Hedge Fund Consulting) (2007 – 2014)	4	Trustee, CPG Carlyle Commitments Fund, LLC; Trustee, CPG Carlyle Commitments Master Fund, LLC; Trustee, CPG Vintage Access Fund, LLC

Interested Trustee:

Name and Year of Birth of Trustee	Position Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Trusteeships Held by Trustee
Frank J. Coates[3] (1964)	Trustee	March 2013 to Present	Executive Managing Director[4], Envestnet, Inc. (Wealth Management Solutions) (2016-Present); CEO, Wheelhouse Analytics, LLC (Technology Solutions) (2010 – 2016)	4	None

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2018

Name and Year of Birth of Trustee	Position Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Trusteeships Held by Trustee
Peter Koffler[5] (1956)	Trustee	August 2012 to present	Senior Managing Director,[4] The Blackstone Group L.P. (“Blackstone”) (2012 – Present); General Counsel, Blackstone Alternative Asset Management L.P. (“BAAM”) (2010 – Present) and Blackstone Alternative Investment Advisors LLC (“BAIA”) (2012 – Present); Chief Compliance Officer, BAAM (2008 – 2012, 2018 – Present) and BAIA (2018 – Present) Chief Compliance Officer, Blackstone (2013 – 2016).	4	None

[1]	Term of office of each Trustee is indefinite until his or her resignation, removal, or death. Any Trustee of the Fund may be removed from office in accordance with the provisions of the Trust’s Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”) and Bylaws.

[2]	The “Fund Complex” consists of the Fund, Blackstone Alternative Alpha Fund, Blackstone Alternative Alpha Fund II, and Blackstone Alternative Alpha Master Fund.

[3]	Mr. Coates is being treated as an “interested person” of the Fund, as defined in the 1940 Act, due to his employment by Envestnet, Inc., which conducts business with certain Sub-Advisers and may conduct business with the Investment Adviser and/or its affiliates in the future.

[4]	Executive title, not a board directorship.

[5]	Mr. Koffler is an “interested person” of the Fund, as defined in the 1940 Act, due to his position with the Investment Adviser and its affiliates.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2018

Officers:

Name and Year of Birth of Officer	Position(s) Held with the Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years
Natasha Kulkarni (1985)	Secretary	May 2018 to present	Vice President, Blackstone (2016 – Present); Associate, Blackstone (2013 – 2015)
Brian F. Gavin (1969)	President (Principal Executive Officer)	August 2012 to present	Chief Operating Officer & Senior Managing Director,[2] Blackstone (2007 – Present)
James Hannigan (1983)	Chief Compliance Officer, Anti-Money Laundering Officer, and Chief Legal Officer	Chief Compliance Officer and Anti-Money Laundering Officer (August 2016 to Present); Chief Legal Officer (March 2015 to Present)	Managing Director,[2] Blackstone (2018 – Present); Vice President, Blackstone (2014 – 2017) Associate, Blackstone (2012 – 2013)
Arthur Liao (1972)	Treasurer (Principal Financial and Accounting Officer)	August 2012 to present	Senior Managing Director,[2] Blackstone (2016 – Present Chief Financial Officer, BAAM (2007 – Present) and BAIA (2012 – Present) Managing Director,[2] Blackstone (2007 – 2015)

[1]	Term of office of each officer is indefinite until his or her death, resignation, removal, replacement, or disqualification.

[2]	Executive title, not a board directorship.

Compensation for Trustees

Each of the Independent Trustees is paid by the Fund Complex (as defined below) $110,000 per fiscal year in the aggregate for their services to the Fund Complex (including the Subsidiaries). Mr. Coates (a Trustee being treated as an “interested person” (as defined in the 1940 Act) of the Fund due to his employment by Envestnet, Inc., which conducts business with certain Investee Funds and may conduct business with the Investment Adviser and its affiliates in the future) is paid by the Fund Complex $95,000 per fiscal year in the aggregate for his services to the Fund Complex (excluding the Subsidiaries). The Chairpersons of the Board of Trustees and the Audit Committee are paid by the Fund Complex an additional $25,000 and $15,000, respectively, per fiscal year. These payments are allocated to the Fund and the other funds in the Fund Complex on the basis of assets under management. The Fund Complex pays for the Trustees’ travel expenses related to Board of Trustees meetings. The Trustees do not receive any pension or retirement benefits from

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2018

the Fund Complex. The following table sets forth information covering the total compensation payable by the Fund during its fiscal year ended March 31, 2018 to the persons who serve, and who are expected to continue serving, as Trustees of the Fund during such period:

Independent Trustees:

Name of Independent Trustee	Aggregate Compensation From the Fund	Total Compensation From the Fund Complex[1]
John M. Brown	$86,304	$120,000
Peter M. Gilbert	$78,574	$110,000
Paul J. Lawler	$78,574	$110,000
Kristen M. Leopold	$84,112	$117,500

Interested Trustees:

Name of Interested Trustee	Aggregate Compensation From the Fund	Total Compensation From Fund Complex[1]
Frank J. Coates	$64,824	$96,250
Peter Koffler	None	None

[1]	These amounts represent aggregate compensation for the services of each Trustee to each fund in the Fund Complex, for which each Trustee serves as trustee. The “Fund Complex” consists of the Fund, the Blackstone Alternative Alpha Fund, the Blackstone Alternative Alpha Fund II, and Blackstone Alternative Alpha Master Fund.

Form N-Q Filings

The Fund files a complete schedule of the Fund’s portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov within 60 days after the Fund’s first and third fiscal quarters. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings and allocations shown on any Form N-Q are as of the date indicated in the filing and may not be representative of future investments. Holdings and allocations should not be considered research or investment advice and should not be relied upon in making investment decisions.

Proxy Voting Policies

A description of the policies and procedures used to vote proxies related to the Fund’s portfolio securities and information regarding how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available by August 31 of that year (1) without charge, upon request, by calling toll free, 1-855-890-7725 and (2) on the SEC’s website at http://www.sec.gov.

Board Approval of the Sub-Advisory Agreements

At meetings of the Board held in person on November 14-15, 2017 and February 20-21, 2018, the Board, including all of the Independent Trustees, considered and unanimously approved the continuation of, amended and new investment sub-advisory agreements for the Fund (“New Sub-Advisory Agreements”,

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2018

“Amended and Restated Sub-Advisory Agreements” and “Continued Sub-Advisory Agreements,” together the “Sub-Advisory Agreements”) between BAIA and each of the following sub-advisers (the “Sub-Advisers”):

Continued Sub-Advisory Agreements (approved at November meeting)

•	Boussard & Gavaudan Investment Management, LLP
•	Cerberus Sub-Advisory I, LLC
•	Sorin Capital Management, LLC
•	Waterfall Asset Management, LLC

New Sub-Advisory Agreement (approved at November meeting)

•	Cerebellum GP, LLC, d/b/a Cerebellum Capital

Continued Sub-Advisory Agreements (approved at February meeting)

•	HealthCor Management L.P.

Amended and Restated Sub-Advisory Agreement (approved at February meeting)

•	Boussard & Gavaudan Investment Management, LLP

New Sub-Advisory Agreements (approved at February meeting)

•	Endeavour Capital Advisors Inc.
•	NWI Management, L.P.

The Board noted that BAIA and the Fund relied on an exemptive order from the SEC that permitted the Fund to hire and make material amendments to sub-advisory agreements with discretionary or non-discretionary sub-advisers without a shareholder vote, provided that the Board, including a majority of Independent Trustees, approve the new sub-advisers and material amendments, and certain other conditions are met. The Independent Trustees were assisted in their review of the applicable sub-advisory arrangements by their independent legal counsel, and before the meetings, the Board received materials prepared by their independent legal counsel regarding the relevant factors to consider in connection with the approval of the Sub-Advisory Agreements between BAIA and each of the Sub-Advisers. The Board requested and evaluated all the information it deemed reasonably necessary under the circumstances in connection with the approval of the Sub-Advisory Agreements. Prior to the meetings, the Board had requested and received materials prepared by BAIA relating to each Sub-Adviser.

The information the Board received in connection with the consideration of the Continued Sub-Advisory Agreements for each of the existing Sub-Advisers generally included:

(1)	summary information regarding the investment thesis, strengths, performance and positioning; a firm-wide risk evaluation and a strategy risk evaluation; an assessment of business infrastructure, valuation, liquidity, trade execution, and allocation, and compliance; and a summary of the key terms of the Sub-Advisory Agreement;
(2)	a Sub-Adviser Tear Sheet which covered in greater detail the Sub-Adviser’s performance, returns and investment exposures;
(3)	a Back Office Review, which covered, among other things, information regarding the Sub-Adviser’s product offerings and personnel, business viability, related entities, product and operational complexity, valuation, internal controls, counterparties, service providers, and regulatory and compliance infrastructure.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2018

The information the Board received for each newly proposed Sub-Adviser generally included:

(1)	summary information regarding the investment thesis; strengths; portfolio expectations; a firm-wide risk evaluation and a strategy risk evaluation; an assessment of business infrastructure, valuation, liquidity, trade execution and allocation, and compliance; and a summary of the key terms of the Sub-Advisory Agreement;
(2)	a Back Office Review, which covered, among other things, information regarding the Sub-Adviser’s product offerings and personnel, business viability, related entities, product and operational complexity, valuation, internal controls, counterparties, service providers, and regulatory and compliance infrastructure; and
(3)	a Manager Investment Review, which covered, in greater detail, each Sub-Adviser’s investment thesis, organizational history and ownership, personnel, and business and financial evaluation.

Prior to the meetings, the Board also received each Sub-Adviser’s responses to information requests under Section 15(c) of the 1940 Act by which the Board requested information about, among other things: (i) general financial information; (ii) any material business dealings with Blackstone and the Fund’s service providers; (iii) the Sub-Adviser’s business plan for the Fund for the coming year; (iv) costs, fees, other benefits, and profitability; and (v) risk management and regulatory compliance matters. Additionally, for each newly proposed discretionary Sub-Adviser, the Board received a copy of the Sub-Adviser’s compliance program under Rule 38a-1 of the 1940 Act, including its code of ethics.

With respect to the Amended and Restated Sub-Advisory Agreement with Boussard & Gavaudan Investment Management, LLP (“BGIM”) approved in February 2018, the Board reviewed the proposed changes to the sub-advisory agreement that the Board had most recently approved at the November 14-15, 2017 meeting.

At the meetings, there was discussion regarding the materials that had been provided to the Board, the terms of the Sub-Advisory Agreements, and other relevant considerations. Additionally, the Board (and separately, the Independent Trustees) conferred with their independent legal counsel to consider the information provided. In evaluating the Sub-Advisory Agreements, the Board took into account the fact that the compensation paid to the Sub-Advisers would be paid by BAIA from the investment management fee it receives from the Fund and would not increase the fees or expenses otherwise incurred by the Fund or its shareholders. In the case of the Amended and Restated Sub-Advisory Agreement, the Board also took into account its most recent consideration and approval of the agreement with the Sub-Adviser, and the fact that the proposed changes to the agreement was not expected to result in any changes in the nature, extent or quality of the services provided to the Fund.

Following this discussion, the Board, including all of the Independent Trustees, determined to approve the Continued Sub-Advisory Agreements, the New Sub-Advisory Agreements, and the Amended and Restated Sub-Advisory Agreement on the basis of the following factors, among others, for each Sub-Adviser:

Nature, Extent, and Quality of the Services

The	Board discussed and considered with respect to each Sub-Adviser:

(1)	personnel, operations, and financial condition;
(2)	investment expertise and strengths;
(3)	percentage of assets that are or potentially would be allocated to the Sub-Adviser;
(4)	investment return on other assets that are managed by the Sub-Adviser and related investment risks or the potential investment return and related investment risks and the extent to which these matters might be relevant to the Sub-Adviser’s management of assets of the Fund;

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2018

(5)	the Sub-Adviser’s experience and performance as a hedge fund manager and the extent to which the Sub-Adviser’s strategy for the Fund would overlap with its hedge fund strategy;
(6)	where applicable, the Sub-Adviser’s experience and performance as a Sub-Adviser to the Fund since its inception; and
(7)	the experience and depth of the Sub-Adviser’s portfolio management team managing hedge fund and other products and its ability to manage risk.

Where applicable, the Board also considered information about the experience of BAIA’s affiliates (if any) in investing in hedge funds managed by the Sub-Adviser. The Board concluded that the nature, extent, and quality of the sub-advisory services to be provided by each Sub-Adviser were appropriate and thus supported a decision to approve or continue the Sub-Advisory Agreements.

Investment Performance of the Sub-Advisers

The Board considered the investment performance of the Sub-Advisers. Where applicable, the Board considered information about the recent performance record of the Fund’s assets that are managed by each Sub-Adviser (net of trading expenses but gross of investment management fees and Fund operating expenses over various periods, including in many cases the year-to-date period, the fiscal year-ended March 31, 2017, and inception-to-date period), all as compared to the investment returns of (i) a custom index defined by BAIA and (ii) in the case of certain Sub-Advisers, the Sub-Adviser’s hedge fund strategy. In addition, the Board considered information about performance risk measurements of the assets that are managed by the Sub-Adviser, the custom index and the Sub-Adviser’s hedge fund strategy, such as annualized return, standard deviation (which is a common measure of volatility), Sharpe ratio, and alpha and beta statistics (where available). On the basis of the Board’s assessment, while recognizing that there can be no assurance of any particular investment outcome, the Board concluded that the investment performance generated by the Sub-Advisers was generally satisfactory and that the Sub-Advisers were capable of providing reasonable investment performance to the Fund.

Costs of Services and Profitability

In analyzing the cost of services and profitability of each Sub-Adviser, the Board discussed (i) each Sub-Adviser’s sub-advisory fee (and proposed sub-advisory fee in the case of Endeavour Capital Advisors Inc. (“Endeavour”), NWI Management, L.P (“NWI”) and Cerebellum Capital (“Cerebellum”)) for managing the allocated Fund assets, including any breakpoints, (iii) each Sub-Adviser’s resources devoted or expected to be devoted to the Fund; and (iv) any information provided in response to inquiries regarding the profitability to each Sub-Adviser from providing sub-advisory services to the Fund. The Board considered the specific resources that each Sub-Adviser devoted or expected to devote to the Fund for investment analysis, risk management, compliance, and order execution, and the extent to which each Sub-Adviser’s investment process is or would be scalable. The Board noted that the compensation paid to each Sub-Adviser was paid by BAIA, not the Fund, and, accordingly, that the retention of each Sub-Adviser did not increase the fees or expenses otherwise incurred by shareholders of the Fund. It also noted that the terms of each Sub-Adviser’s Sub-Advisory Agreement were the result of separate arm’s-length negotiations between BAIA and the Sub-Adviser. The Board considered information comparing the sub-advisory fees to the fees that each Sub-Adviser charges for providing investment advisory services to certain other clients. The Board also considered information regarding the impact that retaining the Sub-Advisers as sub-advisers to the Fund has or would have on BAIA’s profitability, as well as information about the blended average of all sub-advisory fees that BAIA pays the Sub-Advisers based on allocations of Fund assets among the Sub-Advisers.

The Board concluded that the level of investment sub-advisory fees was appropriate in light of the services to be provided.

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Economies of Scale

The Board discussed various financial and economic considerations relating to the arrangement with each Sub-Adviser, including economies of scale and the current and proposed breakpoints in the sub-advisory fees for certain Sub-Advisers. The Board concluded that the sub-advisory fees, with the current breakpoints in place, if any, reflected the complexity of the operations of each Sub-Adviser’s portfolio within the Fund and were reasonable in light of the current and anticipated sizes of the portfolios. The Board further noted that it would have the opportunity to periodically re-examine whether the Fund had achieved economies of scale, as well as the appropriateness of sub-advisory fees payable to each Sub-Adviser, with respect to different asset sizes of the portfolio, in the future. The Board also noted that although not directly related to the sub-advisory fees payable to the Sub-Advisers, certain Fund expenses were subject to an expense cap, an undertaking by BAIA intended to limit the Fund’s overall expenses at smaller asset levels.

Other Benefits

The Board discussed other potential benefits that each Sub-Adviser might receive from the Fund, including soft dollar arrangements, receipt of brokerage and research services, and the opportunity to offer additional products and services to the Fund’s shareholders or BAIA. The Board noted that each Sub-Adviser benefited from its relationship with BAIA. The Board concluded that other ancillary or “fall out” benefits derived by each Sub-Adviser from its relationship with BAIA or the Fund, to the extent such benefits were identifiable or determinable, were reasonable and fair, resulted from the provision of appropriate services to the Fund and its shareholders, and were consistent with industry practice and the best interests of the Fund and its shareholders.

Other Considerations

The Board reviewed and considered certain terms and conditions of each Sub-Adviser’s Sub-Advisory Agreement. After discussion, the Board concluded that the terms of each Sub-Adviser’s Sub-Advisory Agreement were reasonable and fair. It was noted that the Board would have the opportunity to periodically re-examine the terms of each Sub-Adviser’s Sub-Advisory Agreement in the future.

Conclusion

The Board, including all of the Independent Trustees, concluded that the fees payable under each of the Sub-Advisory Agreements were fair and reasonable with respect to the services that each Sub-Adviser would provide (and proposed to provide in the case of Cerebellum, Endeavour and NWI) to the Fund and in light of the other factors described above that the Board deemed relevant. The Board noted that both BAIA and the Board had previously determined, or determined at the meetings, that each Sub-Adviser’s compliance program was reasonably designed to prevent the violation of federal securities laws within the meaning of Rule 38a-1 under the 1940 Act and that each Sub-Adviser’s code of ethics was reasonably designed to prevent “access persons” (as defined in Rule 17j-1 under the 1940 Act) from engaging in any act, practice, or course of business prohibited by Rule 17j-1 under the 1940 Act. The Board based its approval or continuation of each Sub-Adviser’s Sub-Advisory Agreement on a comprehensive consideration of all relevant information presented to the Board at its meetings throughout the year, as applicable, and not as a result of any single controlling factor. The Board was assisted by the advice of independent legal counsel in approving each Sub-Adviser’s Sub-Advisory Agreement.

Board Approval of the Investment Management Agreement for Blackstone Multi-Strategy Fund, and each of its Wholly Owned Subsidiaries

At a meeting of the Board held in person on February 20-21, 2018, the Independent Trustees and the Board, considered and unanimously approved (a) the investment management agreement by and between BAIA and

Blackstone Alternative Investment Funds and Subsidiaries

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March 31, 2018

the Trust, on behalf of the Blackstone Alternative Multi-Strategy Fund (the “BAMSF Investment Management Agreement”); and (b) the investment management agreements between BAIA and each of Blackstone Alternative Multi-Strategy Sub Fund II Ltd., Blackstone Alternative Multi-Strategy Sub Fund III L.L.C., and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Sub Funds”) (collectively, the “Sub Fund Agreements” and together with the BAMSF Investment Management Agreement, the “BAIA Investment Management Agreements”). Because the Sub Funds are wholly owned subsidiaries of the Fund, and because BAIA provides investment management services to the Fund and its Sub Funds on a collective basis, the Trustees evaluated the arrangements between BAIA and the Fund collectively with BAIA’s arrangements with the Sub Funds.

The Independent Trustees were assisted in their review of the BAIA Investment Management Agreements by independent legal counsel. The Board requested and evaluated all the information it deemed reasonably necessary under the circumstances in connection with the approval of the BAIA Investment Management Agreements. Before the meeting, the Board received, among other things, (1) materials prepared by independent legal counsel regarding the relevant factors to consider in connection with the approval of the continuation of the BAIA Investment Management Agreements; (2) a presentation by BAIA relating to, among other things, BAIA’s experience and qualifications to serve as advisor to the Fund and the Sub Funds; (3) analysis of the fees and expenses of the Fund (on a combined basis with the fees and expenses of the Sub Funds) as compared with a peer group of funds; (4) analysis of BAIA’s profitability for providing services to the Fund; (5) information regarding BAIA’s Code of Ethics and compliance program; and (6) materials prepared by an outside firm, unaffiliated with the Fund or BAIA, that is in the business of regularly preparing reports for use by fund boards in considering investment advisory agreement approvals (the “Service Provider”) comparing the management fee rate and total operating expenses of the Fund (on a combined basis with the fees and expenses of the Sub Funds) to those of a peer group of funds determined by the Service Provider.

Prior to the meeting, the Board received BAIA’s responses to an information request under Section 15(c) of the 1940 Act that addressed, among other things: (i) general financial information; (ii) any material business dealings with the Fund’s service providers; (iii) its business plan for the Fund for the coming year; (iv) costs, fees, other benefits, and profitability; and (v) risk management and regulatory compliance matters.

At the meeting, there was a discussion regarding the materials that had been provided to the Board, the terms of the BAIA Investment Management Agreements, the services being provided by BAIA, and other relevant considerations. Following this discussion, the Board, including all of the Independent Trustees, considered the following factors, among others:

Nature, Extent, and Quality of the Services

The Board discussed BAIA’s personnel, operations, and financial condition and considered:

(1)	the background and experience of key investment personnel and BAIA’s ability to attract and retain talent;
(2)	BAIA’s focus on analysis of complex asset categories, including alternative investments;
(3)	BAIA’s disciplined investment approach and commitment to investment principles;
(4)	BAIA’s manager selection and due diligence process;
(5)	BAIA’s significant risk management, compliance, portfolio allocation, and operational efforts;
(6)	BAIA and Blackstone Advisory Partner L.P.’s strategic planning for the Fund in the marketplace; and
(7)	BAIA’s oversight of and interaction with sub-advisers and other service providers.

The Board concluded that the nature, extent, and quality of the management services provided were appropriate and thus supported a decision to renew the BAIA Investment Management Agreements. The

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Board also concluded that BAIA likely would be able to provide during the coming year the same quality of investment management and related services as provided in the past and that these services are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape, and shareholders’ expectations.

Investment Performance of the Investment Adviser

The Board, including the Independent Trustees, received and considered information about (i) the one year, inception-to-date, quarter-to-date, year-to-date, and trailing three months performance information of the Fund (net of fees and expenses), all as compared to the S&P 500 Total Return Index, MSCI World Total Return Index, Bloomberg Barclay’s Global Aggregate Bond Index, JPMorgan Domestic High Yield Index, and HFRX Global Hedge Fund Index (the “Comparative Indices”); (ii) the historical monthly performance of the Fund since inception (net of fees and expenses); (iii) the inception-to-date standard deviation (a measurement of volatility) and Sharpe ratio (a measurement of risk-adjusted return) of the Fund as compared to the Comparative Indices; (iv) information about inception-to-date, one year, year-to-date and quarter-to-date performance and risk measurements of the Fund as compared to a peer group selected by BAIA’s Oversight Committee (the “Committee”) (which included four funds in the Service Provider-prepared peer group) such as (a) annualized return, (b) standard deviation, (c) Sharpe ratio, and (d) beta and alpha against the S&P 500. The Board further considered information about the Fund’s inception-to-date, one-year, and three-year performance, volatility, Sharpe ratio, and beta ratio versus that of several indices.

The Board noted that, as of December 31, 2017 (i) the inception-to-date performance return was less than the corresponding returns of the S&P 500 Total Return Index, MSCI World Total Return Index, and the JPMorgan Domestic High Yield Index but greater than the corresponding returns of the Bloomberg Barclays Global Aggregate Bond Index and the HFRX Global Hedge Fund Index; (ii) the one-year performance return was less than the corresponding returns of the S&P 500 Total Return Index, MSCI World Total Return Index, and Bloomberg Barclays Global Aggregate Bond Index, but greater than the HFRX Global Hedge Fund Index; (iii) the inception-to-date performance return was greater than the corresponding return for ten of the eleven funds in the Committee-prepared peer group (which included six funds in the Service Provider-prepared peer group) for which this information was shown; and (iv) the one-year performance return was greater than twelve of the thirteen funds in the Committee-prepared peer group (which included six other funds in the Service Provider-prepared peer group for which this information was shown. The Board noted that, none of the indices presented are benchmarks or targets for the Fund but rather are presented to allow for comparison of the Fund’s performance to that of well-known and widely recognized indices.

Taking into account such factors, the Board concluded that the investment performance generated by BAIA was generally satisfactory and that BAIA was capable of generating a level of long term investment performance that is appropriate in light of the Fund’s and the Sub Funds’ investment objectives, policies, and strategies, although recognizing that there can be no assurance of any particular investment outcome.

Fees and Expenses

The Board, including the Independent Trustees, compared the fee and expense ratio of the Fund’s Class I, Class Y, Class D, and Class R shares (before and after any fee waivers and expense reimbursements) for the calendar year ended December 31, 2017 against the fee and expense ratios of the Service Provider-prepared peer group. The Board also considered BAIA’s views as to the appropriateness of the Service Provider-prepared peer group. Specifically, the Board considered data based on information provided by the Service Provider indicating that, for the Fund’s Class I, Class Y, Class D, and Class R shares: (i) the contractual (before waivers) management (including both investment management and administration fees) fee rate was higher than the fee rate of five of the seven funds in the Broadridge-prepared peer group; (ii) total net expenses (management fee and expenses after waiver) were higher than all seven other funds in the

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2018

Broadridge-prepared peer group; and (iii) total fees were higher than all seven funds in the Broadridge-prepared peer group.

The Board also took into consideration the peer group analysis prepared by BAIA, under the guidance of the Committee, which showed fees and expenses of the Fund’s Class I, Class Y, Class D, and Class R shares and a group of fourteen competitor funds selected by BAIA (including the seven funds in the Service Provider-prepared peer group). The Board noted that, for the Fund’s Class I, Class Y, Class D, and Class R shares: (i) the contractual (before waivers) management fee rate was higher than the fee rate of twelve of the fourteen funds in the broader Committee-prepared peer group; (ii) total net expenses (management fee and expenses after waiver) were higher than all fourteen funds in the broader Committee-prepared peer group; and (iii) total fees were higher than all fourteen funds in the broader Committee-prepared peer group. The Board considered the Fund’s fees and expenses in light of the scope, quality, and complexity of services provided by BAIA and determined that, given the scope, quality, and complexity of services provided by BAIA, the fees, while higher than those charged by peers, were appropriate. On the basis of the factors considered and information presented, the Board determined that the Fund’s fee rates were reasonable.

Costs of Services and Profitability

In analyzing the cost of services and profitability of BAIA, the Board considered BAIA’s resources devoted to the Fund as well as the revenues earned and expenses incurred by BAIA. The Board also considered profitability data provided by BAIA showing fees, revenues, and overhead expenses of the Fund. The Board took into account the significant investment by, and cost to, BAIA regarding service infrastructure to support the Fund and its investors. On the basis of the Board’s review of the fees to be charged by BAIA for investment advisory and related services, the relatively unique, and highly specialized, nature of the Fund’s investment program, BAIA’s financial information, and the estimated overhead costs associated with managing the Fund, the Board concluded that the level of investment management fees is appropriate in light of the services provided and the costs of providing those services, the management fees and overall expense ratios of comparable investment companies, and the cap on expenses established by the expense limitation agreement.

Economies of Scale

The Board discussed various financial and economic considerations relating to the arrangement with BAIA, including economies of scale. The Board considered the management fee breakpoint for the Fund, noting that, for collective net assets of the Fund and its Sub Funds up to $2.5 billion, the management fee is calculated at a rate of 1.95%, and for collective net assets greater than or equal to $2.5 billion, the management fee is calculated at a rate of 1.80%. The Board concluded that the management fees, with the current breakpoint in place, reflected the complexity of the Fund’s and the Sub Funds’ operations and were reasonable in light of the Fund’s and Sub Funds’ current and anticipated size. The Board noted that it will have the opportunity to periodically re-examine whether the Fund and the Sub Funds’ has achieved economies of scale, as well as the appropriateness of management fees payable to BAIA, in the future. The Board further noted that certain Fund expenses were subject to an expense cap, an undertaking by BAIA intended to limit the Fund’s overall expenses at smaller asset levels.

Other Benefits

The Board discussed other benefits that BAIA may receive from the Fund. The Board noted that BAIA indicated that it does not expect to receive significant ancillary, soft dollar, or other “fall out” benefits as a result of its relationship with the Fund. The Board concluded that other benefits derived by BAIA from its relationship with the Fund, to the extent such benefits are identifiable or determinable, are reasonable and

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2018

fair, result from the provision of appropriate services to the Fund and its shareholders, and are consistent with industry practice and the best interests of the Fund and its shareholders.

Conclusion

The Board, including all of the Independent Trustees, concluded that the fees payable under the BAIA Investment Management Agreement were fair and reasonable with respect to the services that BAIA provides to the Fund it manages and in light of the other factors described above that the Board deemed relevant. The Board, including all of the Independent Trustees, determined to approve the continuation of the BAIA Investment Management Agreements based on comprehensive consideration of all information presented to the Board at its meetings throughout the year and not as a result of any single controlling factor. The Board was assisted by the advice of independent legal counsel in this determination.

Additional Information

The Fund’s Statement of Additional Information includes additional information about the Trustees. The Statement of Additional Information is available upon request, without charge, by calling toll free 1-855-890-7725.

Copies of this annual shareholder report are available upon request to prior shareholders of the Multi-Strategy Fund, without charge, by calling toll free 1-855-890-7725.

Blackstone

Blackstone Registered Funds

Privacy Notice

Rev May, 2016

FACTS	WHAT DO BLACKSTONE REGISTERED FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   Assets and investment experience

∎   Risk tolerance and transaction history

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Blackstone Registered Funds (as defined below) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do Blackstone Registered Funds share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you	No	We don’t share

For nonaffiliates to market to you	No	We don’t share

Questions?	Email us at GLB.privacy@blackstone.com

Who we are
Who is providing this notice?	Blackstone Registered Funds include Blackstone Alternative Alpha Fund, Blackstone Alternative Alpha Fund II, Blackstone Real Estate Income Fund, Blackstone Real Estate Income Fund II, Blackstone Alternative Investment Funds, on behalf of its series Blackstone Alternative Multi-Strategy Fund, Blackstone Diversified Multi-Strategy Fund, a sub-fund of Blackstone Alternative Investment Funds plc, and the GSO Funds, consisting of Blackstone / GSO Senior Floating Rate Term Fund, Blackstone / GSO Long-Short Credit Income Fund and Blackstone / GSO Strategic Income Fund
What we do
How do Blackstone Registered Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do Blackstone Registered Funds collect my personal information?

We collect your personal information, for example, when you:

∎   open an account or give us your income information

∎   provide employment information or give us your contact information

∎   tell us about your investment or retirement portfolio

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

∎   sharing for affiliates’ everyday business purposes—information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account—unless you tell us otherwise.
Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Blackstone name and financial companies such as GSO Capital Partners LP and Strategic Partners Fund Solutions.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Blackstone Registered Funds do not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Our joint marketing partners include financial services companies.
Other important information

California Residents—In accordance with California law, we will not share information we collect about California residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will also limit the sharing of information about you with our affiliates to the extent required by applicable California law.

Vermont Residents—In accordance with Vermont law, we will not share information we collect about Vermont residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will not share creditworthiness information about Vermont residents among Blackstone Registered Funds’ affiliates except with the authorization or consent of the Vermont resident.

Blackstone Alternative Multi-Strategy Fund

a series of Blackstone Alternative Investment Funds

Trustees

John M. Brown, Chairman

Frank J. Coates

Paul J. Lawler

Kristen M. Leopold

Peter Koffler

Peter M. Gilbert

Investment Adviser

Blackstone Alternative Investment Advisors LLC

345 Park Avenue

New York, New York 10154

Administrator and Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Officers

Brian F. Gavin, President and Principal Executive Officer

Arthur Liao, Treasurer and Principal Financial and Accounting Officer

James Hannigan, Chief Legal Officer, Chief Compliance Officer and Anti- Money Laundering Officer

Natasha Kulkarni, Secretary

Independent Registered Public

Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, New York 10112

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

This report, including the financial information herein, is transmitted to the shareholders of Blackstone Alternative Multi-Strategy Fund for their information. It is not a prospectus or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

You can find the Fund’s prospectus and other information about the Fund, including the Fund’s statement of additional information, on the Fund’s website at www.bxmix.com. You can also get this information at no cost by calling the Fund at 1-855-890-7725.

Item 2.	Code of Ethics.

(a) The registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) No disclosures are required by this Item 2(b).

(c) The registrant has not made any amendments to its code of ethics during the reporting period for this Form N-CSR.

(d) There have been no waivers granted by the registrant to individual’s covered by the registrant’s code of ethics during the reporting period for this form N-CSR.

(e) Not applicable.

(f) A copy of the registrant’s code of ethics is attached as Exhibit 13(a)(1) to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

(a) (1) The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its Audit Committee (the “Committee”).

(2) The audit committee financial expert is Kristen M. Leopold, who is “independent” for purposes of this Item 3 of Form N-CSR.

(3) Not applicable.

Item 4.	Principal Accountant Fees and Services.

		Current Fiscal Year	Previous Fiscal Year
(a)	Audit Fees	$200,000	$200,000
(b)	Audit-Related Fees	$0	$0
(c)	Tax Fees(1)	$37,500	$37,500
(d)	All Other Fees	$0	$0

(1)	The nature of the services includes tax compliance, tax advice and tax planning.

(e) (1) Disclose the Committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The charter for the Committee requires that the Committee pre-approve (i) all audit and non-audit services that the registrant’s independent auditors provide to the registrant, and (ii) all non-audit services that the registrant’s independent auditors provide to Blackstone Alternative Investment Advisors LLC, the investment adviser of the registrant (“BAIA”), and any entity controlling, controlled by, or under common control with BAIA that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant; provided that the Committee may implement policies and procedures by which such services are approved other than by the full Committee prior to their ratification by the Committee.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this item that were approved by the Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Current Fiscal Year	Previous Fiscal Year
0%	0%

(f) Not applicable.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Current Fiscal Year	Previous Fiscal Year
$0	$0

(h) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) The registrant’s Consolidated Schedule of Investments as of the close of the reporting period is included in the Report to Shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Investment Management Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective as of the date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 13.	Exhibits.

(a) (1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(3)	Not applicable.

(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Blackstone Alternative Investment Funds

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date	May 25, 2018

By (Signature and Title)	/s/ Arthur Liao
Arthur Liao, Treasurer (Principal Financial and Accounting Officer)

Date	May 25, 2018